As filed with the Securities and Exchange Commission on April 12, 2019
Registration Nos. 333-194043; 811-07549
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	( )
Post-Effective Amendment No. 10	(X)
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 80	(X)
VARIABLE ANNUITY-1 SERIES ACCOUNT
(Exact Name of Registrant)
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
(Name of Depositor)
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Address of Depositor’s Principal Executive Office)
(303) 737-3000
(Depositor’s Telephone Number)
Edmund F. Murphy III
President & Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and Address of Agent for Service)
Copy to:
Ann B. Furman, Esq.
Carlton Fields, P.A.
1025 Thomas Jefferson Street, N.W., Suite 400 West
Washington, D.C. 20007-5208
Approximate date of proposed public offering: Continuous
It is proposed that this filing will become effective (check appropriate box)
immediately upon filing pursuant to paragraph (b) of Rule 485
x	on May 1, 2019, pursuant to paragraph (b) of Rule 485
60 days after filing, pursuant to paragraph (a)(1) of Rule 485 on (date), pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Flexible Premium Deferred Variable Annuity Contracts.

SCHWAB ONESOURCE CHOICE VARIABLE ANNUITYTM
An individual flexible premium variable annuity
Issued by
Great-West Life & Annuity Insurance Company
Supplement dated May 1, 2019
to the Prospectus dated May 1, 2019
This Rate Sheet Supplement (the “Supplement”) amends certain information contained in the Schwab OneSource Choice Variable Annuity Prospectus dated May 1, 2019 (the “Prospectus”). Capitalized terms not defined in this Supplement have the same meaning as set forth in the Prospectus. This Supplement must be accompanied by, and read in conjunction with, the Prospectus. If you would like a copy of the current Prospectus, please contact the Retirement Resource Operations Center toll-free at (800) 838-0650. The Prospectus and this Supplement can also be found on the U.S. Securities and Exchange Commission’s website (www.sec.gov) by searching with File No. 333-194043.
This Supplement declares the Guaranteed Annual Withdrawal % (the “GAW%”) and Joint Guaranteed Annual Withdrawal % (the “Joint GAW%”) applicable to all GLWB Riders for Contracts the applications for which are signed during the effective dates detailed below.
Contract Applications Signed on or after May 1, 2019:
To receive the following GAW% or Joint GAW%, your Schwab OneSource Choice Variable Annuity application must be signed on or after May 1, 2019, your application must be received by us within 10 days of signing, and your initial Contribution must be received by us within 30 days of receipt of your application. If these terms are met, the following GAW% and Joint GAW% will apply to your Contract and cannot be changed. Rates reflected in Rate Sheet Supplements that were not in effect during this time period will not apply to your Contract. The terms of a Rate Sheet Supplement with no specified end date may not be amended unless we provide a minimum of 10 business days prior notice. If we file a new Rate Sheet Supplement, the terms of this Supplement (including the GAW%s and Joint GAW%s) will be superseded by the terms of the new Rate Sheet Supplement. The current and any proposed Rate Sheet Supplements may be found on the SEC’s website (www.sec.gov) by searching for File No. 333-194043.
Guaranteed Lifetime Withdrawal Benefit Rider: The GAW% for a single Covered Person is based on the age when GAWs begin according to the following table:
GAW% Table
	Age 59 1⁄2 - 64	Age 65 - 69	Age 70 - 74	Age 75-79+	Age 80+
% of Benefit Base	4.00%	5.10%	5.50%	5.50%	6.50%
If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:
Joint GAW% Table
	Age 59 1⁄2 - 64	Age 65 - 69	Age 70-74	Age 75-79	Age 80+
% of Benefit Base	3.50%	4.60%	5.00%	5.00%	6.0%
If you have any questions regarding this Supplement, including questions about the date your application was signed or the rates applicable to you, please call the Retirement Resource Operations Center toll-free at (800) 838-0650, or write to the Retirement Resource Operations Center at PO Box 173920, Denver, CO 80217-3920.
This Supplement must be accompanied by, and read in conjunction with, the current Prospectus and
Statement of Additional Information dated May 1, 2019.
Please read this Supplement carefully and retain it for future reference.

SCHWAB ONESOURCE CHOICE VARIABLE ANNUITYTM
An individual flexible premium variable annuity
Issued by
Great-West Life & Annuity Insurance Company
Internet Availability of Portfolio Reports: Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for the Portfolios available under your Contract will no longer be sent by mail, unless you specifically request paper copies of the reports from us. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from us electronically by contacting the Retirement Resource Operations Center at (800) 838-0650.
You may elect to receive all future reports in paper free of charge. You can inform us that you wish to continue receiving paper copies of your shareholder reports by contacting the Retirement Resource Operations Center at the toll-free number referenced immediately above. Your election to receive reports in paper will apply to all Portfolios available under your Contract.
Overview
This Prospectus describes the Schwab OneSource Choice Variable Annuity (the “Contract”), an individual flexible premium variable annuity contract that allows you to accumulate assets on a tax-deferred basis for retirement or other long-term purposes. Great-West Life & Annuity Insurance Company (“we,” “us,” or “Great-West”) issues the Contract to eligible persons in all jurisdictions except New York.
The Contract may be owned by one or two individuals. A Contract may also be owned by a Grantor Trust that exists for one individual Grantor or two individual Grantors who are each other’s spouse, or by a Non-Grantor Trust (See “Definitions” below for definitions of capitalized terms)..
When you contribute money to the Schwab OneSource Choice Variable Annuity, you decide how to allocate your money among the various investment options available through Variable Annuity-1 Series Account (the “Series Account”). The Series Account consists of two segments: the Investment Segment (relating to the base Contract) and the Income Segment (relating to an optional Guaranteed Lifetime Withdrawal Benefit Rider). We hold the assets for each investment option in a corresponding Sub-Account of the Series Account. Each Sub-Account, in turn, invests in a Portfolio under the Investment Segment or a Covered Fund under the Income Segment.
The date of this Prospectus is May 1, 2019.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
i

Investment Segment Portfolios:
AB VPS Growth and Income Portfolio (Class A Shares)
AB VPS Large Cap Growth Portfolio (Class A Shares)
AB VPS Small/Mid Cap Value Portfolio (Class A Shares)
Alger Capital Appreciation Portfolio (Class I-2 Shares)
Alger Large Cap Growth Portfolio (Class I-2 Shares)*
Alger Mid Cap Growth Portfolio (Class I-2 Shares)*
ALPS|Red Rocks Listed Private Equity Portfolio (Class I Shares)
American Century Investments® VP Balanced Fund (Class I Shares)
American Century Investments® VP Income & Growth Fund (Class I Shares)
American Century Investments® VP International Fund (Class I Shares)
American Century Investments® VP Mid Cap Value Fund (Class II Shares)
American Century Investments® VP Value Fund (Class I Shares)
American Funds Insurance Series® Growth-Income Fund (Class 4 Shares)
American Funds Insurance Series® New World Fund® (Class 2 Shares)
BlackRock Global Allocation V.I. Fund (Class I Shares)
BlackRock iShares® Dynamic Allocation V.I. Fund (Class III Shares)
ClearBridge Variable Large Cap Growth Portfolio (Class I Shares)
ClearBridge Variable Mid Cap Portfolio (Class I Shares)
ClearBridge Variable Small Cap Growth Portfolio (Class I Shares)
Columbia Variable Portfolio - Large Cap Growth Fund (Class 2 Shares)
Columbia Variable Portfolio - Seligman Global Technology Fund (Class 2 Shares)
Columbia Variable Portfolio - Small Cap Value (Class 2 Shares)
Delaware VIP® Emerging Markets Series (Standard Class Shares)
Delaware VIP® International Value Equity Series (Standard Class Shares)
Delaware VIP® Small Cap Value Series (Standard Class Shares)
Delaware VIP® Smid Cap Core Series (Standard Class Shares)
Delaware VIP® Value Series (Standard Class Shares)
Dreyfus Investment Portfolios MidCap Stock Portfolio (Initial Shares) (effective on or about June 3, 2019, this Portfolio will be renamed the BNY Mellon Investment Portfolios MidCap Stock Portfolio)
Dreyfus Variable Investment Fund Appreciation Portfolio (Initial Shares)* (effective on or about June 3, 2019, this Portfolio will be renamed the BNY Mellon Variable Investment Fund Appreciation Portfolio)
Dreyfus Variable Investment Fund Growth and Income Portfolio (Initial Shares) (effective on or about June 3, 2019, this Portfolio will be renamed the BNY Mellon Variable Investment Fund Growth and Income Portfolio)
DWS Capital Growth VIP (formerly Deutsche Capital Growth VIP) (Class A Shares)
DWS Core Equity VIP (formerly Deutsche Core Equity VIP) (Class A Shares)
DWS CROCI® U.S. VIP (formerly Deutsche CROCI® U.S. VIP) (Class A Shares)*
DWS Global Small Cap VIP (formerly Deutsche Global Small Cap VIP) (Class A Shares)
DWS Small Cap Index VIP (formerly Deutsche Small Cap Index VIP) (Class A Shares)
DWS Small Mid Cap Growth VIP (formerly Deutsche Small Mid Cap Growth VIP) (Class A Shares)
DWS Small Mid Cap Value VIP (formerly Deutsche Small Mid Cap Value VIP) (Class A Shares)*
Federated Fund for U.S. Government Securities II
Franklin Small Cap Value VIP Fund (Class 2 Shares)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio (Service Shares)*
Great-West Aggressive Profile Fund (Investor Class Shares)
Great-West Bond Index Fund (Investor Class Shares)
Great-West Conservative Profile Fund (Investor Class Shares)
Great-West International Index Fund (Investor Class Shares)
Great-West Invesco Small Cap Value Fund (Investor Class Shares)
Great-West Lifetime 2015 Fund (Investor Class Shares)
Great-West Lifetime 2020 Fund (Investor Class Shares)
Great-West Lifetime 2025 Fund (Investor Class Shares)
Great-West Lifetime 2030 Fund (Investor Class Shares)

Great-West Lifetime 2035 Fund (Investor Class Shares)
Great-West Lifetime 2040 Fund (Investor Class Shares)
Great-West Lifetime 2045 Fund (Investor Class Shares)
Great-West Lifetime 2050 Fund (Investor Class Shares)
Great-West Lifetime 2055 Fund (Investor Class Shares)
Great-West Mid Cap Value Fund (Investor Class Shares)
Great-West Moderate Profile Fund (Investor Class Shares)
Great-West Moderately Aggressive Profile Fund (Investor Class Shares)
Great-West Moderately Conservative Profile Fund (Investor Class Shares)
Great-West Multi-Sector Bond Fund (formerly Great-West Loomis Sayles Bond Fund) (Investor Class Shares)
Great-West Real Estate Index Fund (Investor Class Shares)
Great-West T. Rowe Price Mid Cap Growth Fund (Investor Class Shares)
Invesco V.I. Comstock Fund (Series I Shares)
Invesco V.I. Growth and Income Fund (Series I Shares)
Invesco V.I. High Yield Fund (Series I Shares)
Invesco V.I. International Growth Fund (Series I Shares)
Invesco V.I. Small Cap Equity Fund (Series I Shares)*
Invesco V.I. Technology Fund (Series I Shares)*
Ivy VIP International Core Equity (Class II Shares)
Janus Henderson Balanced Portfolio (Service Shares)
Janus Henderson Flexible Bond Portfolio (Service Shares)
Janus Henderson Global Research Portfolio (Institutional Shares)
Janus Henderson Global Technology Portfolio (Service Shares)
JPMorgan Insurance Trust Small Cap Core Portfolio (Class 1 Shares)
Lazard Retirement Emerging Markets Equity Portfolio (Service Shares)
LVIP Baron Growth Opportunities Fund (Service Class Shares)
MFS® VIT Utilities Series (Service Class Shares)
MFS® VIT II International Growth Portfolio (Initial Class Shares)
MFS® VIT II International Value Portfolio (Service Class Shares)
MFS® VIT III Blended Research® Small Cap Equity Portfolio (Initial Class Shares)
MFS® VIT III Mid Cap Value Portfolio (Initial Class Shares)
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio (Class S Shares)
NVIT Mid Cap Index Fund (Class II Shares)
Oppenheimer Global Fund/VA (Non-Service Shares)
Oppenheimer International Growth Fund/VA (Non-Service Shares)
Oppenheimer Main Street Small Cap Fund/VA® (Non-Service Shares)
PIMCO VIT CommodityRealReturn® Strategy Portfolio (Administrative Class Shares)
PIMCO VIT Emerging Markets Bond Portfolio (Administrative Class Shares)
PIMCO VIT High Yield Portfolio (Administrative Class Shares)
PIMCO VIT Low Duration Portfolio (Administrative Class Shares)
PIMCO VIT Real Return Portfolio (Administrative Class Shares)
PIMCO VIT Total Return Portfolio (Administrative Class Shares)
Pioneer Bond VCT Portfolio (Class I Shares)
Pioneer Fund VCT Portfolio (Class I Shares)
Pioneer Mid Cap Value VCT Portfolio (Class II Shares)*
Pioneer Select Mid Cap Growth VCT Portfolio (Class I Shares)
Putnam VT Equity Income Fund (Class IB Shares)
Putnam VT Global Asset Allocation Fund (Class IA Shares)
Putnam VT Global Health Care Fund (Class IB Shares)*
Putnam VT Income Fund (Class IA Shares)
Putnam VT International Equity Fund (Class IA Shares)
Putnam VT International Value Fund (Class IA Shares)

Putnam VT Mortgage Securities Fund (Class IB Shares)
Putnam VT Multi-Cap Core Fund (formerly Putnam VT Investors Fund) (Class IA Shares)
Putnam VT Small Cap Value Fund (Class IA Shares)
Schwab Government Money Market PortfolioTM
Schwab® S&P 500 Index Portfolio
T. Rowe Price Health Sciences Portfolio (Portfolio-II Class Shares)
Templeton Foreign VIP Fund (Class 2 Shares)*
Templeton Global Bond VIP Fund (Class 2 Shares)
Touchstone Bond Fund*
Touchstone Common Stock Fund*
Touchstone Focused Fund* (effective on or about July 12, 2019, this Fund will merge into the Touchstone Common Stock Fund)
Touchstone Small Company Fund
VanEck VIP Global Hard Assets Fund (S Class Shares)
VanEck VIP Unconstrained Emerging Markets Bond Fund (Initial Class Shares)*
Wells Fargo VT Discovery Fund (Class 2 Shares)
Wells Fargo VT Omega Growth Fund (Class 2 Shares)
Wells Fargo VT Opportunity Fund (Class 2 Shares)*
Income Segment Covered Funds (for Contracts with the Guaranteed Lifetime Withdrawal Benefit Rider):
Great-West Conservative Profile Fund (Investor Class Shares)
Great-West Moderate Profile Fund (Investor Class Shares)
Great-West Moderately Conservative Profile Fund (Investor Class Shares)
Great-West SecureFoundation® Balanced Fund (Investor Class Shares)
The Contract currently offers four Covered Funds. Great-West may make additional or fewer Covered Funds available to Contract Owners in the future.
* The Sub-Account investing in this Portfolio is closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).
This Prospectus provides important information about the Series Account and investment options that you should know before purchasing the Schwab OneSource Choice Variable Annuity, including a description of the material rights and obligations under the Contract. It is important that you read the Contract, riders, and any amendments and endorsements. Please read this Prospectus carefully and keep it on file for future reference. We offer other variable annuity products with different product features, benefits and charges.
If you acquired your Contract before May 1, 2019, certain features described in this Prospectus may not be available under your existing Contract. If you are interested in a feature that is not available, please contact the Retirement Resource Operations Center at the toll free number below for more information.
You can find more detailed information pertaining to the Series Account in the Statement of Additional Information (“SAI”) dated May 1, 2019 (as may be amended from time to time), which has been filed with the Securities and Exchange Commission (the “SEC”) and is available upon written or oral request. The SAI is incorporated by reference into this Prospectus as a matter of law, which means it is legally a part of this Prospectus. You can find the SAI’s table of contents on the last page of this Prospectus. You may obtain a copy of the SAI without charge by contacting the Retirement Resource Operations Center at the address or phone number listed below. Or, you can obtain it by visiting the SEC’s website at www.sec.gov. This website also contains material incorporated by reference and other information about the Series Account that has been filed electronically with the SEC.
The Contract is not a deposit or obligation of, or insured, guaranteed or endorsed by, any bank, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. The Contract involves certain investment risks, including possible loss of principal.
For account information, please contact:
Retirement Resource Operations Center
P.O. Box 173920
Denver, CO 80217-3920
(800) 838-0650

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with the Contract other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.
v

Definitions
1035 Exchange – A tax-free exchange of certain types of insurance contracts, as allowed by a provision of the Code.
Accumulation Period – The time period between the Effective Date and the earlier of the Payout Election Date or the Annuity Commencement Date. During this period, you are contributing to the annuity.
Accumulation Unit – An accounting measure used to determine the Annuity Account Value before the date annuity payouts commence.
Alternate Payee – Any Spouse or former Spouse of an Owner who has the right pursuant to a Decree to receive all or a portion of the benefit payable under the Contract with respect to such Owner.
Annuitant (Joint Annuitant) – The person named in the application upon whose life the payout of an annuity is based and who will receive annuity payouts. The Annuitant will be the Owner unless otherwise indicated in the application. If you select a Joint Annuitant, “Annuitant” means the older Joint Annuitant or the sole surviving Joint Annuitant, unless otherwise stated. Joint Annuitants must be one another’s Spouse as of the Effective Date. If you name a Contingent Annuitant, the Annuitant will be considered the “Primary Annuitant.” If a Grantor Trust owns the Contract, the Grantor will be the Annuitant unless otherwise indicated in the application. If a Non-Grantor Trust owns the Contract, the grantor will be the Annuitant unless otherwise indicated in the application. If a Non-Grantor Trust owns the Contract, no Contingent Annuitant may be named and the Annuitant will be considered the Primary Annuitant.
Annuity Account – An account we establish in your name that reflects the Owner’s interests in the Sub-Accounts in both the Investment Segment and the Income Segment.
Schwab OneSource Choice Variable Annuity Structure
Your Total Annuity Account can be made up of both the Investment Segment and the Income Segment
1

Annuity Account Value – The sum of the value of each Sub-Account you have selected in both the Investment Segment and Income Segment. The Annuity Account Value is credited with a return based upon the investment experience of the Sub-Account(s) selected by you and will increase and decrease accordingly.
Annuity Commencement Date – The date annuity payouts begin, which is either the Payout Election Date or the Annuitant’s 99th birthday if no Payout Election Date has been established. You may change the Annuity Commencement Date if annuity payouts have not already begun. Upon death of the Owner, the Beneficiary may change the Annuity Commencement Date only if the Beneficiary is the Owner’s surviving Spouse and elects to continue the Contract. The Annuity Commencement Date must occur prior to or on the Annuitant’s 99th birthday.
Annuity Payout Period – The period beginning on the Annuity Commencement Date and continuing until all annuity payouts have been made under the Contract. During this period, the Annuitant receives payouts from the annuity.
Annuity Unit – An accounting measure we use to determine the amount of any variable annuity payout after the first annuity payout is made.
Attained Age – During the Guaranteed Annual Withdrawal Phase, the age of the Covered Person (or the age of the younger Joint Covered Person) on the Ratchet Date.
Automatic Bank Draft Plan – A feature, if made available by Great-West, that allows you to make automatic periodic Contributions. Contributions will be withdrawn from an account you specify and automatically credited to your Annuity Account.
Beneficiary – The person(s) designated by the Owner to receive any Death Benefit under the terms of the Contract. If the surviving Spouse of an Owner is the surviving Joint Owner, the surviving Spouse will be deemed to be the Beneficiary upon such Owner’s death and may take the death benefit or elect to continue this Contract in force.
Benefit Base – For purposes of the GLWB Rider, the amount that is multiplied by the Guaranteed Annual Withdrawal Percentage to calculate the Guaranteed Annual Withdrawal. The Benefit Base increases dollar-for-dollar upon any GLWB Rider Contribution and is reduced proportionately for any Excess Withdrawal. The Benefit Base can also increase with positive Covered Fund performance on the Ratchet Date and may also be adjusted on the Ratchet Date. The Benefit Base may not exceed $5 million. Any Covered Fund Value over $5 million will be considered excess Covered Fund Value and will not be used to calculate Guaranteed Annual Withdrawals.
Business Day – Any day, and during the hours, on which the New York Stock Exchange is open for trading. If a date falls on a non-Business Day, the following Business Day will be used unless otherwise stated in the Prospectus.
Code – The Internal Revenue Code of 1986, as amended, and all related laws and regulations which are currently in effect.
Contingent Annuitant – The person you may name in the application who becomes the Annuitant when the Primary Annuitant dies. The Contingent Annuitant must be designated before the death of the Primary Annuitant and before annuity payouts have begun. If a Non-Grantor Trust owns the Contract, no Contingent Annuitant may be named.
Contingent Beneficiary – The person you may designate to become the Beneficiary when the primary Beneficiary dies.
Contributions – Amounts of money you invest or deposit into your Annuity Account.
Covered Funds – Interests in Sub-Account(s) designated for the Income Segment.
•	Great-West Conservative Profile Fund – Investor Class Shares
•	Great-West Moderate Profile Fund – Investor Class Shares
•	Great-West Moderately-Conservative Profile Fund – Investor Class Shares
•	Great-West SecureFoundation® Balanced Fund – Investor Class Shares
•	Any other Portfolio we approve for the GLWB
Covered Fund Value – The aggregate value of each Covered Fund.
2

Covered Person(s) – For purposes of the GLWB Rider, the person(s) whose age determines the Guaranteed Annual Withdrawal Percentage and on whose life the Guaranteed Annual Withdrawal Amount will be based. If there are two Covered Persons, the Guaranteed Annual Withdrawal Percentage will be based on the age of the younger life and the Installments can continue until the death of the second life. If a natural person owns the Contract, the Owner of the Contract must be a Covered Person. If a Grantor Trust owns the Contract, the Grantor(s) must be the sole Covered Person(s). A Joint Covered Person must be the Owner’s Spouse and (i) a Joint Owner; or (ii) the 100% primary Beneficiary under the Contract. If a Non-Grantor Trust owns the Contract, the Covered Person, if any, must be the Annuitant. If a Non-Grantor Trust owns the Contract, the Covered Person, if any, must be the Annuitant.
Death Benefit – The amount payable to the Beneficiary when the Owner or the Annuitant dies, as applicable.
Decree – A divorce or separation instrument, as defined in Section 71(b)(2) of the Code, that creates or recognizes the existence of an Alternate Payee’s right to, or assigns to an Alternate Payee the right to receive all or a portion of the benefits payable with respect to an Owner that Great-West accepts and approves, except as otherwise agreed.
Distributions – Amounts paid from a Covered Fund, including but not limited to partial and systematic withdrawals.
Effective Date – The date on which the first Contribution is credited to your Annuity Account.
Excess Withdrawal – An amount either distributed or transferred from the Covered Funds during the GLWB Accumulation Phase or any amount combined with all other amounts that exceed the annual GAW during the GAW Phase that reduces your Benefit Base. The Guarantee Benefit Fee and the M&E Charge shall not be treated as a Distribution or Excess Withdrawal for this purpose.
GAW Payment Date – The GAW Payment Date is the day of the month on which Installments are paid.
Guarantee Benefit Fee – The fee associated with the Income Segment and GLWB Rider. The Guarantee Benefit Fee also is sometimes referred to as the GLWB Rider Fee. For Contract applications signed before May 1, 2017, the Guarantee Benefit Fee is based on a percentage of Covered Fund Value. For Contract applications signed on or after May 1, 2017, the Guarantee Benefit Fee is based on a percentage of the Benefit Base.
Guaranteed Annual Withdrawal (GAW) – For purposes of the GLWB Rider, the annualized withdrawal amount that we guarantee for the lifetime of the Covered Person(s).
Guaranteed Annual Withdrawal Percentage (GAW%) – The percentage of the Benefit Base that determines the amount of the GAW. The GAW% applicable to new Contract purchases is disclosed in a Rate Sheet Supplement to this Prospectus applicable on the date you signed the application to purchase the Contract. For the GAW% applicable to applications signed before May 1, 2019, please see the Appendix entitled “Historical Guaranteed Annual Withdrawal Percentages from Prior Rate Sheet Supplements” at the end of this Prospectus.
Guaranteed Annual Withdrawal (GAW) Phase – The period of time between the Initial Installment Date and the first day of the GLWB Settlement Phase. The GAW Phase begins when you elect to begin taking GAW payments.
Guaranteed Lifetime Withdrawal Benefit (GLWB) – A payment option offered by the GLWB Rider that pays Installments during the life of the Covered Person(s). The Covered Person(s) will receive periodic payments in either monthly, quarterly, semiannual, or annual Installments that in total over a 12-month period equal the GAW, without causing an Excess Withdrawal.
GLWB Accumulation Phase – The period of time between the GLWB Rider Election Date and the Initial Installment Date.
GLWB Rider – The Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider issued to the Owner which specifies the benefits, rights, privileges, and obligations of the Owner and Great-West in the Income Segment, as modified by the Rate Sheet Supplement applicable on the date you signed the application to purchase the Contract. The GLWB Rider is initiated by allocating Contributions to the Income Segment Covered Funds. All guarantees are subject to the claims paying ability of Great-West. The GAW% and Joint GAW% applicable to new Contract purchases are disclosed in a Rate Sheet Supplement to this Prospectus applicable on the date you signed the application to purchase the Contract. For the GAW% and Joint GAW% applicable to applications signed before May 1, 2019 please see the Appendix entitled “Historical Guaranteed Annual Withdrawal Percentages from Prior Rate Sheet Supplements” at the end of this Prospectus.
3

GLWB Rider Contributions – Owner-directed amounts received and allocated to the Owner’s Covered Funds in the Income Segment, including but not limited to Transfers from other assets in the Contract. If this Contract is a Qualified Annuity Contract, GLWB Rider Contributions may also include rollovers as defined under Section 402(c), 403(b)(8), 408(d)(3) and 457(e)(16) of the Code. Reinvested dividends, capital gains, and settlements arising from the Covered Funds will not be considered GLWB Rider Contributions for the purpose of calculating the Benefit Base but will affect the Covered Fund Value. We reserve the right to stop accepting GLWB Rider Contributions at any time and will provide the Owner with a 30 day notice.
GLWB Rider Election Date – The Business Day on which the Owner or Spouse Beneficiary elects the GLWB option in the GLWB Rider by allocating GLWB Rider Contributions to the Covered Fund(s). The GLWB Rider Election Date shall be the date upon which the Initial Benefit Base is calculated and before the Owner attains the age of 86 years old.
GLWB Settlement Phase – The period when the Covered Fund Value has reduced to zero, but the Benefit Base is still positive during which Installments will continue to be paid.
Grantor – The natural person who is treated under Sections 671 through 679 of the Code as owning the assets of a Grantor Trust. All Grantors must be individuals.
Grantor Trust – A permissible Contract ownership type that may be selected at Contract issue or later. A trust, the assets of which are treated under Sections 671 through 679 of the Code as being owned by the Grantor(s). We allow a Grantor Trust to be an Owner only if it either has a single Grantor who is a natural person, or has two Grantors who are one another’s Spouse as of the Effective Date.
Income Segment – Assets allocated to the Sub-Account(s) associated with the optional GLWB Rider attached to the Contract.
Income Segment Account Value – The sum of the values of the Sub-Accounts in the Income Segment credited to the Owner under the Annuity Account. The Income Segment Account Value is credited with a return based upon the investment experience of such Income Segment investment option(s) selected by the Owner and will increase or decrease accordingly.
Initial Calculation – The calculation used to determine the GAW% based on the age of the Covered Person(s) on the Initial Installment Date and dependent on the age(s) of the joint or single Covered Person(s).
Initial Installment Date – The date of the first Installment under the GLWB, which must be a Business Day.
Installments – Periodic payments of the GAW that in total over a year can equal up to the GAW without causing an Excess Withdrawal.
Investment Segment – Assets allocated to the Sub-Accounts not associated with the optional GLWB Rider attached to the Contract.
Investment Segment Account Value – The sum of the values of the Sub-Accounts in the Investment Segment credited to the Owner under the Annuity Account. The Investment Segment Account Value is credited with a return based upon the investment experience of such Investment Segment investment option(s) selected by the Owner and will increase or decrease accordingly.
Joint GAW% – The GAW% used with the GLWB Rider if there are two Covered Persons. The Joint GAW% applicable to new Contract purchases is disclosed in a Rate Sheet Supplement to this Prospectus applicable on the date you signed the application to purchase your Contract. For the GAW% and Joint GAW% applicable to applications signed before May 1, 2019, please see the Appendix entitled “Historical Guaranteed Annual Withdrawal Percentages from Prior Rate Sheet Supplements” at the end of this Prospectus.
Mortality and Expense Risk Charge (M&E Charge) – An amount deducted from your Annuity Account Value at the end of each valuation period to compensate Great-West for bearing certain mortality and expense risks under the Contract.
Non-Grantor Trust – A permissible Contract ownership type that may be selected at Contract issue or later. A trust in which the grantor has relinquished control over trust assets and in which trust assets do not form a part of the grantor’s estate. A Non-Grantor Trust must be issued a Tax Identification Number in order to qualify as Owner of the Contract. If a Non-Grantor Trust owns the Contract, the grantor will be the Annuitant unless otherwise indicated in the application, and the Owner (the Non-Grantor Trust) will at all times be the Beneficiary.
4

Non-Qualified Annuity Contract – An annuity Contract which is not intended to satisfy the requirements of Sections 408(b) (IRAs) or 408A (Roth IRAs) of the Code. We may issue this Contract as a Non-Qualified Annuity Contract.
Non-Qualified Stretch Annuity Contract – A permissible Contract ownership type that may be elected by a natural person Beneficiary only upon the death of the original Owner. This type of annuity Contract is not intended to satisfy the requirement of Section 408(b) (IRAs) or Section 408A (Roth IRAs) of the Code. The “Beneficial Owner” for a Contract held as a Non-Qualified Stretch Annuity is the natural person who is the designated Beneficiary of any Death Benefit proceeds as a result of the death of the original Contract Owner, and may not be a non-natural entity such as a Grantor Trust or Non-Grantor Trust. A “Successor Beneficiary”(defined below) may elect to receive his or her interest in a single sum or over the remaining distribution period initially selected by the Beneficial Owner, and cannot be a non-natural entity.
Owner (Joint Owner) or You – The person(s) named in the application who is entitled to exercise all rights and privileges under the Contract, while the Annuitant is living. Joint Owners must be one another’s Spouse as of the Effective Date and must both be natural persons. The Annuitant will be the Owner unless otherwise indicated in the application. If the Contract is intended to be held as a Qualified Annuity Contract, the Owner must be the Annuitant and a Joint Owner is not permitted. The Owner must be either a natural person, a Grantor Trust, or a Non-Grantor Trust. If the Owner is a Grantor Trust, all references to the life, age or death of the Owner shall pertain to the life, age or death of the Grantor(s). If the Owner is a Non-Grantor Trust, all references to the life, age, or death of the Owner pertain to the life, age, or death of the Annuitant, and where there are Joint Annuitants, shall pertain to the older Joint Annuitant. If there is a change of ownership of the Contract from a Non-Grantor Trust to a natural person, the original Annuitant and/or Joint Annuitant shall continue to determine any benefits under the Contract and GLWB Riders.
Payout Election Date – The date on which annuity payouts or periodic withdrawals begin from the Investment Segment. The Payout Election Date must occur before the Annuitant’s 99th birthday.
Portfolio – A registered management investment company, or portfolio or series thereof, in which the assets of the Series Account may be invested.
Premium Tax – A tax that a state or other governmental authority charges. Varying by state, the current range of Premium Taxes is 0% to 3.5% and may be deducted with respect to your Contributions, from amounts withdrawn, or from amounts applied on the Payout Election Date, or the Annuity Account Value when incurred by Great-West or at another time of Great-West’s choosing.
Qualified Annuity Contract – An annuity contract that is intended to qualify under Sections 408(b) (IRAs) or 408A (Roth IRAs) of the Code. We may issue this Contract as a Qualified Annuity Contract, in which case, under the Code, assignment of the Contract and GLWB Rider is not permitted.
Ratchet – For purposes of the GLWB Rider, an increase in the Benefit Base if the Covered Fund Value exceeds the current Benefit Base on the Ratchet Date.
Ratchet Date – During the GLWB Accumulation Phase, the Ratchet Date is the first anniversary of the Owner’s GLWB Rider Election Date and each anniversary thereafter. During the GAW Phase, the Ratchet Date is the Initial Installment Date and each anniversary thereafter. A Reset may also occur on the Ratchet Date during the GAW Phase. For Contract applications signed before May 1, 2017, if the anniversary is a non-Business Day, the Ratchet Date shall be the preceding Business Day for that year. For Contract applications signed on or after May 1, 2017, if the anniversary is a non-Business Day, the Ratchet Date shall be the following Business Day for the year.
Rate Sheet Supplement – Supplements to the Prospectus which we periodically file with the SEC that detail and modify certain rates associated with the GLWB Rider for new Contract purchases. Rate Sheet Supplements will disclose the GAW%s and the Joint GAW%s for all GLWB Riders applicable for a specified range of dates. The terms of a Rate Sheet Supplement (including GAW%s, Joint GAW%s) with no specified end date may not be amended unless we provide a minimum of 10 business days prior notice. Historical GAW%s and Joint GAW%s reflected in Rate Sheet Supplements may be found in the Appendix entitled “Historical Guaranteed Annual Withdrawal Percentages from Prior Rate Sheet Supplements” at the end of this Prospectus, as well as on the SEC’s website (www.sec.gov) by searching with File Number 333-194043. For the GAW% and Joint GAW% applicable to applications signed on or after May 1, 2019, please refer to the Rate Sheet Supplement attached to your prospectus at the time you signed the application to purchase your Contract.
5

Request – Any written, telephoned, electronic or computerized instruction in a form satisfactory to Great-West that the Retirement Resource Operations Center receives from you, your designee (as specified in a form acceptable to Great-West) or the Beneficiary (as applicable) as required by any provision of the Contract. The Request is subject to any action taken or payment made by Great-West before it is processed.
Reset – A change made to the Benefit Base and GAW% if the Covered Fund Value multiplied by the Attained Age GAW% is higher than the current Benefit Base multiplied by the current GAW% on the Ratchet Date. Installments will not change unless you provide a Request.
Restricted Beneficiary Payout Option – a Beneficiary payout option that may be selected at Contract issue or later, available by endorsement to this Contract and providing that an Owner can pre-select the amount and form of payout option for any given Beneficiary.
Retirement Resource Operations Center – You may write to us at our administrative office at P.O. Box 173920, Denver, CO 80217-3920; call us toll free at (800) 838-0650; or email us at AnnuityOperations@greatwest.com.
Series Account – Variable Annuity-1 Series Account, the segregated asset account established by Great-West under Colorado law and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”).
Spouse – A person recognized as a spouse in the state where the couple was legally married. The term does not include a party to a registered domestic partnership, civil union, or similar formal relationship recognized under state law that is not denominated a marriage under that state’s law.
Sub-Account – A division of the Series Account containing the shares of a Portfolio in the Investment Segment, the Income Segment, or both. There is a Sub-Account for each Portfolio. We may also refer to a Sub-Account as an “investment option” in the Prospectus, SAI, or Series Account financial statements, or a “subaccount” in marketing materials.
Successor Beneficiary – Upon the death of the Beneficial Owner, the natural person who is entitled to receive the Beneficial Owner’s remaining interest in a Contract held as a Non-Qualified Stretch Annuity. A Successor Beneficiary may elect to receive his or her interest in a single sum or over the remaining distribution period initially selected by the Beneficial Owner. A non-natural entity, such as a Grantor Trust or Non-Grantor Trust, is not permitted as a Successor Beneficiary of a Contract held as a Non-Qualified Stretch Annuity.
Surrender Value – Your Annuity Account Value on the Transaction Date of the surrender, less Premium Tax, if any.
Transaction Date – The date on which any Contribution or Request from you will be processed. Contributions and Requests received after the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. ET) will be deemed to have been received on the next Business Day. Requests will be processed and the Annuity Account Value will be determined on each day that the New York Stock Exchange is open for trading.
Transfer – Moving amounts from and among the Sub-Account(s).
Valuation Date – The date on which the net asset value of each Portfolio is determined, which is the end of each day that the New York Stock Exchange is open for regular business.
6

Fee Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State Premium Taxes may also be deducted.
Owner Transaction Expenses
Sales Load Imposed on Purchases	None
Deferred Sales Load	None
Surrender Fees	None
Maximum Transfer Charge	$25*
* Currently, there is no charge for Transfers. We reserve the right, however, to impose a transfer charge after we notify you. See “Transfers” below.
The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.
Annual Contract Fee	None
Series Account Annual Expenses (as a percentage of average Annuity Account Value)
Mortality and Expense Risk Charges (based on Death Benefit Option selected)
Option 1: Return of Annuity Account Value	0.65%
Option 2: Guaranteed Minimum Death Benefit	0.85%
Maximum Total Series Account Annual Expenses(with the most expensive death benefit option and no optional GLWB Rider selected) as a percentage of average Annuity Account Value	0.85%

Optional GLWB Rider Fees Optional Guaranteed Lifetime Withdrawal Benefit Rider (with charges assessed quarterly)
Guarantee Benefit Fee (maximum) based on Covered Fund Value (for Contract applications signed before May 1, 2017) and on current Benefit Base (for Contract applications signed on or after May 1, 2017)	1.50%
Guarantee Benefit Fee (current) as a percentage of the current Covered Fund Value (for Contract applications signed before May 1, 2017)	1.00%
Guarantee Benefit Fee (current) as a percentage of the current Benefit Base (for Contract applications signed on or after May 1, 2017)	0.90%
The next item shows the minimum and maximum total operating expenses charged by the Portfolios, before any waivers or reimbursements, that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.
Total Annual Portfolio Operating Expenses	Minimum	Maximum
(Expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)[1]	0.03%	2.61%
THE ABOVE EXPENSES FOR THE PORTFOLIOS WERE PROVIDED BY THE PORTFOLIOS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION FOR THE PORTFOLIOS THAT ARE UNAFFILIATED WITH GREAT-WEST.

[1]	The Covered Funds are “funds of funds” that invest substantially all of their assets in shares of other series of Great-West Funds, Inc. (the “Underlying Portfolios”). Because of this, each Covered Fund also bears its pro rata share of the operating expenses of the Underlying Portfolios. The above minimum and maximum expenses include fees and expenses incurred indirectly by the Covered Funds as a result of their investment in shares of one or more Underlying Portfolios.
7

Examples
These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, contract fees, Series Account annual expenses, and Portfolio fees and expenses. The maximum fees used for these Examples have not changed since inception.
Investment Segment Example. The Example below assumes that you invest $10,000 in the Investment Segment of the Contract (and nothing in the Income Segment) for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum Mortality and Expense Risk Charge and the maximum fees and expenses of any of the Portfolios in the Investment Segment. In addition, this Example assumes no Transfers were made and no Premium Taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If you retain your Contract, surrender your Contract, or annuitize your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$346.00	$1,107.00	$1,969.00	$4,638.00
Income Segment Example – Maximum Guarantee Benefit Fee. The Example below assumes that you invest $10,000 in the Income Segment of the Contract (and nothing in the Investment Segment) for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum Mortality and Expense Risk Charge, maximum Guarantee Benefit Fee and the maximum fees and expenses of any of the Portfolios in the Income Segment. In addition, this Example assumes no Transfers were made and no Premium Taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If you retain your Contract, surrender your Contract, or annuitize your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$333.00	$1,067.00	$1,899.00	$4,488.00
Income Segment Example – Current Guarantee Benefit Fee (for Contract applications signed prior to May 1, 2017). The Example below assumes that you invest $10,000 in the Income Segment of the Contract (and nothing in the Investment Segment) for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum Mortality and Expense Risk Charge, current Guarantee Benefit Fee of 1.00% of Covered Fund Value, and the maximum fees and expenses of any of the Portfolios in the Income Segment. In addition, this Example assumes no Transfers were made and no Premium Taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If you retain your Contract, surrender your Contract, or annuitize your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$283.00	$911.00	$1,630.00	$3,894.00
Income Segment Example – Current Guarantee Benefit Fee (for Contract applications signed on or after May 1, 2017). The Example below assumes that you invest $10,000 in the Income Segment of the Contract (and nothing in the Investment Segment) for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum Mortality and Expense Risk Charge, current Guarantee Benefit Fee of 0.90% of Benefit Base, and the maximum fees and expenses of any of the Portfolios in the Income Segment. In addition, this Example assumes no Transfers were made and no Premium Taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios.
8

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If you retain your Contract, surrender your Contract, or annuitize your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$273.00	$880.00	$1,575.00	$3,772.00
These Examples do not show the effect of Premium Taxes. Premium Taxes (ranging from 0% to 3.5%) are deducted from Contract Value upon full surrender, death, or annuitization. These Examples also do not include any of the taxes or penalties you may be required to pay if you surrender your Contract.
The fee tables and example should not be considered a representation of past or future expenses and charges of the Sub-Accounts. Your actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the example is not an estimate or a guarantee of future investment performance. See “Charges and Deductions” below.
Condensed Financial Information
Attached as Appendix A is a table showing selected information concerning Accumulation Units for each Sub-Account. An Accumulation Unit is the unit of measure that we use to calculate the value of your interest in a Sub-Account. The Accumulation Unit values reflect the deduction of the Mortality and Expense Risk Charge, but not the Guarantee Benefit Fee, if applicable, which is deducted from Covered Fund Value. The information in the table is derived from audited financial statements of the Series Account. To obtain a more complete picture of each Sub-Account’s finances and performance, you should also review the Series Account’s financial statements, which are in the Statement of Additional Information.
Summary
The Schwab OneSource Choice Variable Annuity allows you to accumulate assets on a tax-deferred basis by investing in a variety of variable investment options (the Sub-Accounts). The performance of your Annuity Account Value will vary with the investment performance of the Portfolios corresponding to the Sub-Accounts you select. You bear the entire investment risk for all amounts invested in them. Depending on the performance of the Sub-Accounts you select, your Annuity Account Value could be less than the total amount of your Contributions.
When you purchase the Contract, you have the option of allocating Contributions to the Sub-Accounts available in the Investment Segment (relating to the base Contract), to the Covered Funds in the Income Segment (relating to the GLWB Rider), or both. If you exercise the Income Segment option, the GLWB Rider will provide you with a guaranteed lifetime withdrawal benefit, provided all conditions, described below, are met.
How to contact the Retirement Resource Operations Center:
Retirement Resource Operations Center
P.O. Box 173920
Denver, CO 80217-3920
(800) 838-0650
How to Invest
We refer to amounts you invest in the Contract as “Contributions.” The minimum initial Contribution is $5,000. Additional Contributions to the Investment Segment can be made at any time before you begin receiving annuity payments.
The minimum subsequent Contribution is $500 (or $100 if investing via an Automatic Bank Draft Plan, if available). However, total Contributions may not exceed $1,000,000 without prior approval from Great-West. We reserve the right to lower the minimum Contribution or accept larger maximum total Contributions. We also reserve the right to cease accepting Contributions at any time for any reason.
You may also purchase the Schwab OneSource Choice Variable Annuity through a 1035 Exchange of another insurance contract through a rollover from certain qualified plans or IRAs , or as a beneficiary of an Inherited IRA.
9

Sales and Surrender Charges. There are no sales, redemption, surrender, or withdrawal charges under the Schwab OneSource Choice Variable Annuity.
Right of Cancellation Period
Where required by law, you may have the ability to cancel your interest in the Contract for any reason by delivering or mailing a Request to cancel to the Retirement Resource Operations Center or to an authorized agent of Great-West within 10 days (or the period of time required by state law) after Great-West receives your completed application form. We must receive your cancellation Request in person or postmarked prior to the expiration of the right of cancellation period. Upon cancellation, we will refund your Annuity Account Value plus fees and charges as of the date we receive your Request for cancellation. This amount may be higher or lower than your Contributions depending on the investment performance of the Portfolios you selected, which means that you bear the investment risk during this period.
For more information regarding the Right of Cancellation Period, see “Right of Cancellation,” below. For California residents age 60 and over, see “Right of Cancellation Period—California Residents Age 60 and Over,” below.
If you cancel your Contract during the right of cancellation period, any applicable Benefit Base will be reduced to zero.
State Variations
Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this Prospectus because of state law variations. These differences include, among other things, free look rights, issue age limitations, and the general availability of riders. This Prospectus describes the material rights and obligations of an Owner. The maximum fees and charges for all contract features and benefits are set forth in the fee table of this Prospectus. All material state variations to the Contract and GLWB Rider are disclosed in the attached Appendix C, as well as state variations to the right of cancellation. It is also important that you read and retain your Contract, riders, amendments and endorsements.
Guaranteed Lifetime Withdrawal Benefit Rider Option
For applications signed before May 1, 2017, the Contract offers a Guaranteed Lifetime Withdrawal Benefit Rider option which calculates the Guarantee Benefit Fee as a percentage of the Covered Fund Value. For applications signed on or after May 1, 2017, the Contract offers a Guaranteed Lifetime Withdrawal Benefit Rider option which calculates the Guarantee Benefit Fee as a percentage of the Benefit Base.
Provided all conditions are met, the GLWB Rider provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a fixed schedule that varies the GAW% with the age of the Covered Person(s).
The GAW% and Joint GAW% applicable to you are disclosed in the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract (and satisfied other terms described in this paragraph). In order to receive the disclosed GAW% or Joint GAW%, your application must be signed after the date stated in the Rate Sheet Supplement, your application must be received by us within 10 days of signing, and your initial Contribution must be received by us within 30 days of receipt of your application. If these terms are met, the disclosed rates will apply to your Contract and cannot be changed. Terms reflected in Rate Sheet Supplements that were not in effect at such time will not apply to your Contract. The terms of a Rate Sheet Supplement (including the GAW%s and Joint GAW%s) with no specified end date may not be amended unless we provide a minimum of 10 business days prior notice.
The current and any proposed Rate Sheet Supplements may be found on the SEC’s website (www.sec.gov) by searching with File Number 333-194043. You may contact us at the Retirement Resource Operations Center for a Rate Sheet Supplement applicable to your Contract. As available, historical GAW%s and Joint GAW%s reflected in Rate Sheet Supplements may be found in the Appendix to this Prospectus entitled “Historical Guaranteed Annual Withdrawal Percentages from Prior Rate Sheet Supplements”, as well as on the SEC’s website (www.sec.gov) by searching with File Number 333-194043. For the GAW% and Joint GAW% applicable to applications signed on or after May 1, 2019, please refer to the Rate Sheet Supplement attached to the Prospectus when you signed the application to purchase your Contract.
All guarantees are subject to Great-West’s financial strength and claims paying ability.
Payout Options
10

The Schwab OneSource Choice Variable Annuity offers three payout options: (1) periodic withdrawals; (2) variable annuity payouts; or (3) a single, lump-sum payment.
Prior to the Annuity Commencement Date, you can withdraw all or a part of your Annuity Account Value. There are no surrender or withdrawal charges. Certain withdrawals will normally be subject to federal income tax and may also be subject to a federal penalty tax. You may also pay a Premium Tax upon a withdrawal.
Death Benefit
If the Owner dies before the Annuity Commencement Date, we will pay the Death Benefit to your Beneficiary. If the Owner dies before the entire value of the Contract is distributed, we will distribute the remaining value according to the rules outlined in the “Death Benefit” section below.
The amount distributed to your Beneficiary will depend on the Death Benefit option you select. We offer two Death Benefit options. For Option 1, the Owner, Annuitant, and Contingent Annuitant each must be younger than age 86 the time the Contract is issued. Option 1 provides for the payment of your Annuity Account Value minus any Premium Tax. For Option 2, the Owner, Annuitant, and Contingent Annuitant each must be younger than age 86 at the time the Contract is issued. Option 2 provides for the payment of the greater of (1) your Annuity Account Value, minus any Premium Tax or (2) the sum of all Contributions, minus any Proportional Withdrawals you have made and minus any Premium Tax. If you select Death Benefit Option 1, your Mortality and Expense Risk Charge will be 0.65%. If you choose Death Benefit Option 2, this charge will be 0.85%.
This summary highlights some of the more significant aspects of the Schwab OneSource Choice Variable Annuity. You’ll find more detailed information about these topics throughout the Prospectus and in your Contract. Please keep them both for future reference.
Great-West Life & Annuity Insurance Company
Great-West is a stock life insurance company that was originally organized under the laws of the State of Kansas as the National Interment Association. Our name was changed to Ranger National Life Insurance Company in 1963 and to Insuramerica Corporation in 1980 prior to changing to our current name in 1982. In September of 1990, we redomesticated under the laws of the State of Colorado. Our executive office is located at 8515 East Orchard Road, Greenwood Village, Colorado 80111.
Great-West is a wholly owned subsidiary of GWL&A Financial, Inc., a Delaware holding company. GWL&A Financial, Inc. is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a Canadian holding company. Great-West Lifeco Inc. is a subsidiary of Power Financial Corporation, a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada, a Canadian holding and management company. Through a group of private holding companies, The Desmarais Family Residuary Trust, which was created on October 8, 2013 under the Last Will and Testament of Paul G. Desmarais, has voting control of Power Corporation of Canada.
We are authorized to do business in 49 states, the District of Columbia, Puerto Rico, U.S. Virgin Islands, and Guam.
Any payments we are required to make to you under the GLWB Rider will depend on our long-term ability to make such payments. We will make all payments under the GLWB Rider in the GLWB Settlement Phase from our general account, which is not insulated from the claims of our third party creditors. Therefore, your receipt of payments from us is subject to our financial strength and claims paying ability. The Covered Funds do not make payments under the GLWB Rider.
On January 24, 2019, Great-West announced that it had entered into an agreement with Protective Life Insurance Company (“Protective”) to sell, via indemnity reinsurance, substantially all of its non-participating individual life insurance and annuity business and group life and health business, including this Contract. Subject to the provision of certain services by Great-West or its affiliates for a transitional period following the closing, Protective will agree to provide administration for the Contract in accordance with their terms and conditions. The transaction is expected to close in the first half of 2019, subject to regulatory approvals and customary closing conditions.
11

The Series Account
We established the Series Account in accordance with Colorado laws on July 24, 1995.

The Series Account is registered with the SEC under the 1940 Act as a unit investment trust. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Series Account.
Depending on the state where your Contract is issue, the Contract may refer to the Series Account as the “Separate Account.”
We own the assets of the Series Account. The income, gains, or losses, realized or unrealized, from assets allocated to the Series Account are credited to or charged against the Series Account without regard to our other income, gains, or losses.
We will at all times maintain assets in the Series Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts and other of our variable insurance products participating in the Series Account. Those assets may not be charged with our liabilities from our other business. Our obligations under the Contracts and other products are, however, our general corporate obligations.
In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Series Account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability, may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the Series Account or our other separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the Series Account receives; and (ii) under applicable income tax law, Owners are not the owners of the assets generating the benefits.
The Series Account is divided into several Sub-Accounts. Each Sub-Account invests exclusively in shares of a corresponding investment Portfolio of a registered investment company (commonly known as a mutual fund). We may in the future add new Sub-Accounts, terminate, substitute or discontinue existing Sub-Accounts. The income, gains, or losses, realized or unrealized, from assets allocated to each Sub-Account are credited to, or charged against, that Sub-Account without regard to the other income, gains, or losses of the other Sub-Accounts. All amounts allocated to a Sub-Account will be fully invested in Portfolio shares.
We hold the assets of the Series Account. We keep those assets physically segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Portfolios.
The Portfolios
The Contract offers a number of investment options, corresponding to the Sub-Accounts. Each Sub-Account invests in a single Portfolio. Each Portfolio is a separate mutual fund registered under the 1940 Act. More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Portfolios. You should read the Portfolios’ prospectuses in connection with this Prospectus. You may obtain a copy of the Portfolios’ prospectuses without charge by Request. If you received a summary prospectus for a Portfolio, please follow the directions on the first page of the summary prospectus to obtain a copy of that Portfolio’s prospectus.
Each Portfolio:
•	holds its assets separately from the assets of the other Portfolios,
•	has its own distinct investment objectives and policies, and
•	operates as a separate investment fund.
The income, gains and losses of one Portfolio generally have no effect on the investment performance of any other Portfolio.
The Portfolios are not available to the general public directly. The Portfolios are only available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.
Some of the Portfolios have been established by investment advisers that manage publicly available mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after publicly available mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly available mutual fund. Consequently,
12

the investment performance of publicly available mutual funds and any corresponding Portfolios may differ. The investment objectives of the Portfolios available under the Investment Segment are briefly described below followed by the investment objective of each of the Covered Funds available under the Income Segment:
AB Variable Products Series Fund, Inc. – advised by AllianceBernstein, L.P.
AB VPS Growth and Income Portfolio (Class A Shares) - seeks long-term growth of capital.
AB VPS Large Cap Growth Portfolio (Class A Shares) - seeks long-term growth of capital.
AB VPS Small/Mid Cap Value Portfolio (Class A Shares) - seeks long-term growth of capital.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - advised by Invesco Advisers, Inc.
Invesco V.I. Comstock Fund (Series I Shares) - seeks capital growth and income.
Invesco V.I. Growth and Income Fund (Series I Shares) - seeks long-term growth of capital and income.
Invesco V.I. High Yield Fund (Series I Shares) - seeks total return, comprised of current income and capital appreciation.
Invesco V.I. International Growth Fund (Series I Shares) - seeks long-term growth of capital.
Invesco V.I. Small Cap Equity Fund (Series I Shares)* - seeks long-term growth of capital.
Invesco V.I. Technology Fund (Series I Shares)* - seeks long-term growth of capital.
Alger Portfolios – advised by Fred Alger Management, Inc.
Alger Capital Appreciation Portfolio (Class I-2 Shares) - seeks long-term capital appreciation.
Alger Large Cap Growth Portfolio (Class I-2 Shares)* - seeks long-term capital appreciation.
Alger Mid Cap Growth Portfolio (Class I-2 Shares)* - seeks long-term capital appreciation.
ALPS Variable Investment Trust – advised by ALPS Advisors, Inc.
ALPS|Red Rocks Listed Private Equity Portfolio (Class I Shares) - seeks to maximize total return, which consists of appreciation on its investments and a variable income stream.
American Century Variable Portfolios, Inc. – advised by American Century Investment Management, Inc.
American Century Investments® VP Balanced Fund (Class I Shares) - seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
American Century Investments® VP Income & Growth Fund (Class I Shares) - seeks capital growth; income is a secondary objective.
American Century Investments® VP International Fund (Class I Shares) - seeks capital growth.
American Century Investments® VP Mid Cap Value Fund (Class II Shares) - seeks long-term capital growth; income is a secondary consideration.
American Century Investments® VP Value Fund (Class I Shares) - seeks long-term capital growth; income is a secondary consideration.
American Funds Insurance Series® - advised by Capital Research and Management Company
13

American Funds Insurance Series® Growth-Income Fund (Class 4 Shares) - seeks to achieve long-term growth of capital and income.
American Funds Insurance Series® New World Fund® (Class 2 Shares) - seeks long-term capital appreciation.
Blackrock Variable Series Funds, Inc. - advised by BlackRock Advisors, LLC
BlackRock Global Allocation V.I. Fund (Class I Shares) - seeks high total investment return.
BlackRock iShares® Dynamic Allocation V.I. Fund (Class III Shares) - seeks to track the investment results of an index composed of global equities in the technology sector.
Columbia Funds Variable Insurance Trust - advised by Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Small Cap Value (Class 2 Shares) - seeks long-term capital appreciation.
Columbia Funds Variable Series Trust II - advised by Columbia Management Investment Advisors, LLC
Columbia Variable Portfolio - Large Cap Growth Fund (Class 2 Shares) - seeks to provide shareholders with long-term capital growth.
Columbia Variable Portfolio - Seligman Global Technology Fund (Class 2 Shares) - seeks long-term capital appreciation.
Delaware VIP® Trust – advised by Delaware Management Company
Delaware VIP® Emerging Markets Series (Standard Class Shares) - seeks long-term capital appreciation.
Delaware VIP® International Value Equity Series (Standard Class Shares) - seeks long-term growth without undue risk to principal.
Delaware VIP® Small Cap Value Series (Standard Class Shares) - seeks capital appreciation.
Delaware VIP® Smid Cap Core Series (Standard Class Shares) - seeks long-term capital appreciation.
Delaware VIP® Value Series (Standard Class Shares) - seeks long-term capital appreciation.
Deutsche DWS Investments VIT Funds – advised by DWS Investment Management Americas, Inc.
DWS Small Cap Index VIP (formerly Deutsche Small Cap Index VIP) (Class A Shares) - seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
Deutsche DWS Variable Series I – advised by DWS Investment Management Americas, Inc.
DWS Capital Growth VIP (formerly Deutsche Capital Growth VIP) (Class A Shares) - seeks to provide long-term growth of capital.
DWS Core Equity VIP (formerly Deutsche Core Equity VIP) (Class A Shares) - seeks long-term growth of capital, current income and growth of income.
DWS Global Small Cap VIP (formerly Deutsche Global Small Cap VIP) (Class A Shares) - seeks above-average capital appreciation over the long term.
Deutsche DWS Variable Series II – advised by DWS Investment Management Americas, Inc.
DWS CROCI® U.S. VIP (formerly Deutsche CROCI® U.S. VIP) (Class A Shares)* - seeks a high rate of total return.
14

DWS Small Mid Cap Growth VIP (formerly Deutsche Small Mid Cap Growth VIP) (Class A Shares) - seeks long-term capital appreciation.
DWS Small Mid Cap Value VIP (formerly Deutsche Small Mid Cap Value VIP) (Class A Shares)* - seeks long-term capital appreciation.
Dreyfus Investment Portfolios – advised by The Dreyfus Corporation (effective on or about June 3, 2019, the Fund will be renamed the BNY Mellon Investment Portfolios and the Adviser will be renamed BNY Mellon Investment Adviser, Inc.)
Dreyfus Investment Portfolios MidCap Stock Portfolio (Initial Shares) (effective on or about June 3, 2019, this Portfolio will be renamed the BNY Mellon Investment Portfolios MidCap Stock Portfolio) - seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
Dreyfus Variable Investment Fund – advised by The Dreyfus Corporation (effective on or about June 3, 2019, the Fund will be renamed the BNY Mellon Variable Investment Fund and the Adviser will be renamed BNY Mellon Investment Adviser, Inc.)
Dreyfus Variable Investment Fund Appreciation Portfolio (Initial Shares)* (effective on or about June 3, 2019, this Portfolio will be renamed the BNY Mellon Variable Investment Fund Appreciation Portfolio) - seeks long-term capital growth consistent with the preservation of capital; its secondary goal is current income.
Dreyfus Variable Investment Fund Growth and Income Portfolio (Initial Shares) (effective on or about June 3, 2019, this Portfolio will be renamed the BNY Mellon Variable Investment Fund Growth and Income Portfolio) - seeks long-term capital growth, current income and growth of income consistent with reasonable investment risk.
Federated Insurance Series – advised by Federated Investment Management Company
Federated Fund for U.S. Government Securities II - seeks to provide current income.
Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Value VIP Fund (Class 2 Shares) - seeks long-term total return.
Templeton Foreign VIP Fund (Class 2 Shares)* - seeks long-term capital growth.
Templeton Global Bond VIP Fund (Class 2 Shares) - seeks high current income consistent with preservation of capital; capital appreciation is a secondary objective.
Goldman Sachs Variable Insurance Trust – advised by Goldman Sachs Asset Management, L.P.
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio (Service Shares)* - seeks long-term growth of capital.
Great-West Funds, Inc. – advised by Great-West Capital Management, LLC
Great-West Aggressive Profile Fund (Investor Class Shares) - seeks long-term capital appreciation primarily through investments in underlying funds that emphasize equity investments.
Great-West Bond Index Fund (Investor Class Shares) - seeks investment results that track the total return of the debt securities that comprise the Bloomberg Barclays U.S. Aggregate Bond Index.
Great-West Conservative Profile Fund (Investor Class Shares) - seeks capital preservation primarily through investments in underlying funds that emphasize fixed income investments.
Great-West International Index Fund (Investor Class Shares) - seeks investment results, before fees and expenses that track the total return of the common stocks that comprise the MSCI EAFE (Europe, Australasia, Far East) Index.
Great-West Invesco Small Cap Value Fund (Investor Class Shares) - seeks long-term growth of capital.
15

Great-West Lifetime 2015 Fund (Investor Class Shares) - seeks income and secondarily, capital growth.
Great-West Lifetime 2020 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2020, it seeks income and secondarily capital growth.
Great-West Lifetime 2025 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2025, it seeks income and secondarily capital growth.
Great-West Lifetime 2030 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2030, it seeks income and secondarily capital growth.
Great-West Lifetime 2035 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2035, it seeks income and secondarily capital growth.
Great-West Lifetime 2040 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2040, it seeks income and secondarily capital growth.
Great-West Lifetime 2045 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2045, it seeks income and secondarily capital growth.
Great-West Lifetime 2050 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2050, it seeks income and secondarily capital growth.
Great-West Lifetime 2055 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2055, it seeks income and secondarily capital growth.
Great-West Mid Cap Value Fund (Investor Class Shares) - seeks long-term growth of capital.
Great-West Moderate Profile Fund (Investor Class Shares) - seeks long-term capital appreciation primarily through investments in underlying funds with a relatively equal emphasis on equity and fixed income investments.
Great-West Moderately Aggressive Profile Fund (Investor Class Shares) - seeks long-term capital appreciation primarily through investments in underlying funds that emphasize equity investments and, to a lesser degree, in underlying funds that emphasize fixed income investments.
Great-West Moderately Conservative Profile Fund (Investor Class Shares) - seeks income and capital appreciation primarily through investments in underlying funds that emphasize fixed income investments and, to a lesser degree, in underlying funds that emphasize equity investments.
Great-West Multi-Sector Bond Fund (formerly Great-West Loomis Sayles Bond Fund) (Investor Class Shares) - seeks high total investment return through a combination of current income and capital appreciation.
Great-West Real Estate Index Fund (Investor Class Shares) - seeks investment results, before fees and expenses, that track the total return of a benchmark index that measures the performance of publicly traded equity real estate investment trusts (“REITs”).
Great-West T. Rowe Price Mid Cap Growth Fund (Investor Class Shares) - seeks long-term capital appreciation.
Ivy Variable Insurance Portfolios – advised by Ivy Investment Management Company
Ivy VIP International Core Equity (Class II Shares) - seeks capital growth and appreciation.
Janus Aspen Series – advised by Janus Capital Management LLC
Janus Henderson Balanced Portfolio (Service Shares) - seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
16

Janus Henderson Flexible Bond Portfolio (Service Shares) - seeks to obtain maximum total return, consistent with preservation of capital.
Janus Henderson Global Research Portfolio (Institutional Shares) - seeks long-term growth of capital.
Janus Henderson Global Technology Portfolio (Service Shares) - seeks long-term growth of capital.
JPMorgan Insurance Trust – advised by J.P. Morgan Investment Management Inc.
JPMorgan Insurance Trust Small Cap Core Portfolio (Class 1 Shares) - seeks capital growth over the long term.
Lazard Retirement Series, Inc. – advised by Lazard Asset Management, LLC
Lazard Retirement Emerging Markets Equity Portfolio (Service Shares) - seeks long-term capital appreciation.
Legg Mason Partners Variable Equity Trust – advised by Legg Mason Partners Fund Advisor, LLC
ClearBridge Variable Large Cap Growth Portfolio (Class I Shares) - seeks long-term growth of capital.
ClearBridge Variable Mid Cap Portfolio (Class I Shares) - seeks long-term growth of capital.
ClearBridge Variable Small Cap Growth Portfolio (Class I Shares) - seeks long-term growth of capital.
Lincoln Variable Insurance Products Trust – advised by Lincoln Investment Advisors Corporation
LVIP Baron Growth Opportunities Fund (Service Class Shares) - seeks capital appreciation.
MFS® Variable Insurance Trust – advised by Massachusetts Financial Services Company
MFS® VIT Utilities Series (Service Class Shares) - seeks total return.
MFS® Variable Insurance Trust II – advised by Massachusetts Financial Services Company
MFS® VIT II International Growth Portfolio (Initial Class Shares) - seeks capital appreciation.
MFS® VIT II International Value Portfolio (Service Class Shares) - seeks capital appreciation.
MFS® Variable Insurance Trust III – advised by Massachusetts Financial Services Company
MFS® VIT III Blended Research® Small Cap Equity Portfolio (Initial Class Shares) - seeks capital appreciation.
MFS® VIT III Mid Cap Value Portfolio (Initial Class Shares) - seeks capital appreciation.
Nationwide Variable Insurance Trust – advised by Nationwide Fund Advisors
NVIT Mid Cap Index Fund (Class II Shares) - seeks capital appreciation.
Neuberger Berman Advisers Management Trust – advised by Neuberger Berman Investment Advisers LLC
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio (Class S Shares) - seeks growth of capital.
Oppenheimer Variable Account Funds – advised by OFI Global Asset Management, Inc.
Oppenheimer Global Fund/VA (Non-Service Shares) - seeks capital appreciation.
Oppenheimer International Growth Fund/VA (Non-Service Shares) - seeks capital appreciation.
17

Oppenheimer Main Street Small Cap Fund/VA® (Non-Service Shares) - seeks capital appreciation.
PIMCO Variable Insurance Trust – advised by Pacific Investment Management Company, LLC
PIMCO VIT CommodityRealReturn® Strategy Portfolio (Administrative Class Shares) - seeks maximum real return, consistent with prudent investment management.
PIMCO VIT Emerging Markets Bond Portfolio (Administrative Class Shares) - seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT High Yield Portfolio (Administrative Class Shares) - seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Low Duration Portfolio (Administrative Class Shares) - seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Real Return Portfolio (Administrative Class Shares) - seeks maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO VIT Total Return Portfolio (Administrative Class Shares) - seeks maximum total return, consistent with preservation of capital and prudent investment management.
Pioneer Variable Contracts Trust – advised by Amundi Pioneer Asset Management, Inc.
Pioneer Bond VCT Portfolio (Class I Shares) - seeks current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk.
Pioneer Fund VCT Portfolio (Class I Shares) - seeks reasonable income and capital growth.
Pioneer Mid Cap Value VCT Portfolio (Class II Shares)* - seeks capital appreciation.
Pioneer Select Mid Cap Growth VCT Portfolio (Class I Shares) - seeks long-term capital growth.
Putnam Variable Trust – advised by Putnam Investment Management, LLC
Putnam VT Equity Income Fund (Class IB Shares) - seeks capital growth and current income.
Putnam VT Global Asset Allocation Fund (Class IA Shares) - seeks long-term return consistent with preservation of capital.
Putnam VT Global Health Care Fund (Class IB Shares)* - seeks capital appreciation.
Putnam VT Income Fund (Class IA Shares) - seeks high current income consistent with what the manager believes to be prudent risk.
Putnam VT International Equity Fund (Class IA Shares) - seeks capital appreciation.
Putnam VT International Value Fund (Class IA Shares) - seeks capital growth; current income is a secondary objective.
Putnam VT Mortgage Securities Fund (Class IB Shares) - seeks high current income with preservation of capital as its secondary objective.
Putnam VT Multi-Cap Core Fund (formerly Putnam VT Investors Fund) (Class IA Shares) - seeks capital appreciation.
Putnam VT Small Cap Value Fund (Class IA Shares) - seeks capital appreciation.
Schwab Annuity Portfolios – advised by Charles Schwab Investment Management, Inc.
18

Schwab Government Money Market PortfolioTM - seeks the highest current income consistent with stability of capital and liquidity. This Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.
Schwab® S&P 500 Index Portfolio - seeks to track the total return of the S&P 500® Index.
T. Rowe Price Equity Series, Inc. – advised by T. Rowe Price Associates, Inc.
T. Rowe Price Health Sciences Portfolio (Portfolio-II Class Shares) - seeks long-term capital appreciation.
Touchstone Variable Series Trust – advised by Touchstone Advisors, Inc.
Touchstone Bond Fund* - seeks to provide as high a level of current income as is consistent with the preservation of capital; capital appreciation is a secondary goal.
Touchstone Common Stock Fund* - seeks to provide investors with capital appreciation.
Touchstone Focused Fund* (effective on or about July 12, 2019, this Fund will merge into the Touchstone Common Stock Fund) - seeks to provide investors with capital appreciation.
Touchstone Small Company Fund - seeks growth of capital.
VanEck VIP Trust – advised by Van Eck Associates Corporation
VanEck VIP Global Hard Assets Fund (S Class Shares) - seeks long-term capital appreciation by investing primarily in hard asset securities; income is a secondary consideration.
VanEck VIP Unconstrained Emerging Markets Bond Fund (Initial Class Shares)* - seeks high total return-income plus capital appreciation-by investing globally, primarily in a variety of debt securities.
Wells Fargo Variable Trust – advised by Wells Fargo Funds Management, LLC
Wells Fargo VT Discovery Fund (Class 2 Shares) - seeks long-term capital appreciation.
Wells Fargo VT Omega Growth Fund (Class 2 Shares) - seeks long-term capital appreciation.
Wells Fargo VT Opportunity Fund (Class 2 Shares)* - seeks long-term capital appreciation.
* The Sub-Account investing in this Portfolio is closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).
The investment objectives of the Covered Funds available under the Income Segment are briefly described below and discussed in more detail below under “Guaranteed Lifetime Withdrawal Benefit.” The Contract currently offers four Covered Funds. Great-West may make additional or fewer Covered Funds available to Contract Owners in the future.
Great-West Funds, Inc. – advised by Great-West Capital Management, LLC
Great-West Conservative Profile Fund (Investor Class Shares) - seeks capital preservation primarily through investments in underlying funds that emphasize fixed income investments.
Great-West Moderate Profile Fund (Investor Class Shares) - seeks long-term capital appreciation primarily through investments in underlying funds with a relatively equal emphasis on equity and fixed income investments.
Great-West Moderately Conservative Profile Fund (Investor Class Shares) - seeks income and capital appreciation primarily through investments in underlying funds that emphasize fixed income investments and, to a lesser degree, in underlying funds that emphasize equity investments.
19

Great-West SecureFoundation® Balanced Fund (Investor Class Shares) - seeks long-term capital appreciation and income.
Meeting Investment Objectives
Meeting investment objectives depends on various factors, including, but not limited to, how well the Portfolio managers anticipate changing economic and market conditions. There is no guarantee that any of these Portfolios will achieve their stated objectives.
Where to Find More Information About the Portfolios
Additional information about the investment objectives and policies of all the Portfolios and the investment advisory and administrative services and charges can be found in the current prospectuses of the Portfolios, which can be obtained from the Retirement Resource Operations Center. You may also visit https://schwab.retirementpartner.com.
You should read the Portfolios’ prospectuses carefully before making any decision concerning the allocation of Contributions to, or Transfers among, the Sub-Accounts.
Addition, Deletion or Substitution of Sub-Accounts
Great-West selects the Portfolios offered though the Contract based on several criteria, including but not limited to asset class coverage, brand recognition, the reputation and tenure of the adviser or sub-adviser, expenses, performance, marketing, availability, investment conditions, and the qualifications of each investment company. Another factor we consider is whether the Portfolio or an affiliate of the Portfolio will compensate Great-West for providing certain administrative, marketing, or support services that would otherwise be provided by the Portfolio, its investment adviser, or its distributor. For more information on such compensation, see “Distribution of the Contracts,” below. When we develop and offer a variable annuity product in cooperation with a fund family or a distributor, Great-West will generally include Portfolios based on recommendations made by the fund family or the distributor, whose selection criteria may differ from our own. We have selected Portfolios of the Great-West Funds at least in part because they are managed by our directly owned subsidiary.
Great-West does not control the Portfolios that are not affiliated with us, and cannot guarantee that any of the Portfolios will always be available for allocation of Contributions or Transfers. We retain the right to make changes in the Series Account and in its investments, including the right to establish new Sub-Accounts or to eliminate existing Sub-Accounts.
Great-West periodically reviews each Portfolio and reserves the right to discontinue the offering of any Portfolio if we determine the Portfolio no longer meets one or more of the criteria, or if the Portfolio has not attracted significant allocations. If a Portfolio is discontinued, we may substitute shares of another Portfolio or shares of another investment company for the discontinued Portfolio’s shares; provided however, any share substitution will comply with the requirements of the 1940 Act. If you are contributing to a Sub-Account corresponding to a Portfolio that is being discontinued, we will provide notice prior to the Portfolio’s elimination.
Application and Initial Contributions
The first step to purchasing the Schwab OneSource Choice Variable Annuity is to complete your Contract application and submit it with your initial minimum Contribution of $5,000. You can make initial Contributions by check (payable to Great-West), by transferring amounts from an eligible brokerage account or by other methods approved by Great-West. You also may purchase the Contract through an exchange provided that the contract you are exchanging for the Schwab OneSource Choice Variable Annuity has a cash value of at least $5,000. You may also purchase the Contract through a rollover of assets from certain qualified retirement plans or IRAs, or as a beneficiary of an inherited IRA, provided the rollover amount or inherited amount is at least $5,000.
The Contract application and any initial Contributions made by check will be processed by the Retirement Resource Operations Center.
If your application is complete, your Contract will be issued and your Contribution will be credited within two Business Days after receipt by Great-West. Acceptance is subject to sufficient information in a form acceptable to us. We reserve the right to reject any application or Contribution.
If your application is incomplete, you will be contacted by telephone or email to obtain the required information. If the information necessary to complete your application is not received within five Business Days, we will return to you both your check and the application. If you provide consent we will retain the initial Contribution and credit it as soon as we have completed your application.
20

Right of Cancellation Period
During the right of cancellation period (ten days or longer where required by state law), you may cancel your Contract. If you purchased your Contract as a replacement of an existing contract, the right of cancellation period is extended to 30 days (or such longer period as required by your state) from the date you received it. If you exercise your right of cancellation, you must return the Contract to the Retirement Resource Operations Center or an agent of Great-West. Contracts returned during the right of cancellation period will be void from the start and we will return the amounts discussed below as of the Transaction Date the Request for cancellation is received.
In states that require us to return Annuity Account Value if you cancel your Contract, initial Contributions will be allocated to the Sub-Accounts you select in your application. In those states, we will refund your Annuity Account Value plus fees and charges as of the Transaction Date the Request for cancellation is received. This amount may be higher or lower than your Contributions depending on the investment performance, which means you bear the risk until we receive your Contract and Request for cancellation.
In states that require us to return Contributions if you cancel your Contract, we will return the greater of Annuity Account Value plus fees and charges or the amount of Contributions received as of the Transaction Date the Request for cancellation is received plus fees and charges. After the right of cancellation period, we allocate Contributions to the Annuity Account in the proportion requested by the Owner. If there are no accompanying instructions, then allocations will be made in accordance with standing instructions. Allocations will be effective upon the Transaction Date.
Right of Cancellation Period—California Residents Age 60 and Over
If you are a California resident age 60 or older when your Contract is issued, you have a 30-day right to cancel your Contract and you must instruct us whether you want to receive a return of your Contribution(s) or a return of Annuity Account Value on exercising the right of cancellation. Your choice will affect how we allocate your Contribution(s) during the 30-day period. You may cancel your Contract within 30 days of the date you received it and receive a refund by delivering a Request to cancel to the Retirement Resource Operations Center or to an authorized agent of Great-West. If you deliver the Request by US mail, it must be postmarked prior to the expiration of the right of cancellation period.
If you choose a return of Contribution(s), we will allocate your entire initial Contribution and any subsequent Contributions made during the 30-day period to the Great-West Government Money Market Fund. If you choose to exercise your right of cancellation using this option, you will receive a refund equal to the greater of (i) your Contribution(s) plus fees and charges (less any withdrawals taken) and (ii) your Annuity Account Value plus any fees and charges (less withdrawals taken). We will refund the amount to you within 30 days from the date we receive your Request to cancel.
If you choose to allocate your initial Contribution or any subsequent Contributions to Portfolios other than the Great- West Government Money Market Fund during the 30-day right of cancellation period, cancellation will entitle you to a refund of your Annuity Account Value plus any fees and charges (less withdrawals taken), which may be higher or lower than your Contribution(s) depending on the investment performance of the Portfolios you selected. We will refund the amount to you within 30 days of our receipt of your Request to cancel.
If you cancel your Contract during the right of cancellation period, any applicable Benefit Base will be reduced to zero.
In your Contract, the right of cancellation period is also referred to as the “right to examine.”
Subsequent Contributions
Once your application is complete and we have received your initial Contribution, you can make subsequent Contributions to the Investment Segment at any time prior to the Annuity Commencement Date, as long as the Annuitant is living. Additional Contributions must be at least $500; or, $100 if made via an Automatic Bank Draft Plan, if available. Total Contributions may exceed $1,000,000 only with our prior approval.
You can make subsequent Contributions by check, Automatic Bank Draft Plan (if available), transfers from your brokerage account or other method approved by Great-West. If you make subsequent Contributions by check, your check should be payable to Great-West.
We will allocate the subsequent Contributions to the Sub-Accounts selected by you and in the proportion Requested by you. If there are no accompanying instructions, Sub-Account allocations will be made in accordance with standing instructions. Allocations will be effective upon the Transaction Date.
21

You will receive a confirmation of each Contribution you make upon its acceptance. Subsequent Contributions are credited the day they are received in the Retirement Resource Operations Center at Great-West if they are received on a Business Day. Subsequent Contributions received on non-Business Days will be credited the next Business Day.
If you cancel a purchase payment or if your check is returned due to insufficient funds, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the canceled purchase. We reserve the right to refrain from allocating Contributions to your selected Sub-Accounts until your bank notifies us that your check has cleared.
Great-West reserves the right to modify the limitations set forth in this section.
Annuity Account Value
Before the Annuity Commencement Date, the value of your Contract is the Annuity Account Value, which, before your Annuity Commencement Date, is the total dollar amount of all Accumulation Units credited to you for each Sub-Account. Initially, the value of each Accumulation Unit was set at $10.00.
Each Sub-Account’s value prior to the Payout Election Date is equal to:
•	net Contributions allocated to the corresponding Sub-Account;
•	plus or minus any increase or decrease in the value of the assets of the Sub-Account due to investment results;
•	minus the daily M&E Charge and/or quarterly Guarantee Benefit Fee; and
•	minus any withdrawals or Transfers from the Sub-Account.
The value of a Sub-Account’s assets is determined at the end of each day that the New York Stock Exchange is open for regular business (a valuation date). A valuation period is the period between successive valuation dates. It begins at the close of the New York Stock Exchange (generally 4:00 p.m. ET) on each valuation date and ends at the close of the New York Stock Exchange on the next succeeding valuation date.
The Annuity Account Value is expected to change from valuation period to valuation period, reflecting the investment experience of the selected Sub-Account(s), as well as the deductions for applicable charges. The Guarantee Benefit Fee is deducted from Covered Fund Value by means of the cancellation of Accumulation Units and is not part of the Accumulation Unit value calculations.
Upon allocating Contributions to a Sub-Account you will be credited with variable Accumulation Units in that Sub-Account. The number of Accumulation Units you will be credited is determined by dividing the portion of each Contribution allocated to the Sub-Account by the value of an Accumulation Unit. The value of the Accumulation Unit is determined and credited at the end of the valuation period during which the Contribution was received.
Each Sub-Account’s Accumulation Unit value is established at the end of each valuation period. It is calculated by multiplying the value of that unit at the end of the prior valuation period by the Sub-Account’s Net Investment Factor for the valuation period. The formula used to calculate the Net Investment Factor is the same for the Investment Segment and Income Segment, as discussed in Appendix B.
Transfers
While your Contract is in force, and subject to the terms of the GLWB Rider, if applicable, you may Transfer all or part of your Annuity Account Value among and between the Sub-Accounts by telephone, in writing by sending a Request to the Retirement Resource Operations Center or through the Internet at https://schwab.retirementpartner.com. Incoming Transfers to closed Sub-Accounts are not permitted; Transfers are permitted after Annuity Payouts from the Investment Segment have begun.
Your Request must specify:
•	the amounts being transferred,
•	the Sub-Account(s) from which the Transfer is to be made, and
•	the Sub-Account(s) that will receive the Transfer.
22

Any limitation on Transfers among Sub-Accounts that you can make during any Contract year is set forth on your Contract Data Page. Currently, we impose no charge for Transfers you make in excess of this amount. However, we reserve the right to impose such a charge in the future. If we choose to exercise this right we will notify you by sending you a supplement to this Prospectus, in accordance with all applicable regulations.
A Transfer generally will be effective on the date the Retirement Resource Operations Center receives the Request for Transfer if received before 4:00 p.m. ET on a Business Day. Any Transfer Request received after 4:00 p.m. ET becomes effective on the following Business Day. Under current tax law, there will not be any tax liability to you if you make a Transfer.
Transfers involving the Sub-Accounts will result in the purchase and/or cancellation of Accumulation Units having a total value equal to the dollar amount being transferred. The purchase and/or cancellation of such units is made using the value of the Sub-Accounts as of the end of the valuation date on which the Transfer is effective.
We reserve the right without prior notice to modify, restrict, suspend, or eliminate the Transfer privileges (including telephone and/or Internet Transfers) at any time.
At present, we do not impose minimums on amounts that must be transferred. However, we reserve the right to impose, from time to time, minimum dollar amounts that may be transferred from a Sub-Account.
We also reserve the right to impose, from time to time, minimum dollar amounts that must remain in a Sub-Account after giving effect to a Transfer from that Sub-Account. At present, we do not impose any such minimums.
Market Timing and Excessive Trading
The Contracts are intended for long-term investment and not for the purpose of market timing or excessive trading activity by anyone. Market timing activity may dilute the interests of Contract Owners in the underlying Portfolios. Market timing generally involves frequent or unusually large Transfers that are intended to take advantage of short-term fluctuations in the value of a Portfolio’s portfolio securities and the reflection of that change in the Portfolio’s share price. In addition, frequent or unusually large Transfers may harm performance by increasing Portfolio expenses and disrupting Portfolio management strategies. For example, excessive trading may result in forced liquidations of portfolio securities or cause the Portfolio to keep a relatively high cash position, resulting in increased brokerage costs and lost investment opportunities.
We maintain procedures designed to prevent or minimize market timing and excessive trading (collectively, “prohibited trading”) by Owners. As part of those procedures, certain of the Portfolios have instructed us to perform standardized trade monitoring, while other Portfolios perform their own monitoring and request reports of the Owner’s trading activity if prohibited trading is suspected. If an Owner’s trading activity is determined to constitute prohibited trading, as defined by the applicable Portfolio, Great-West will notify the Owner that a trading restriction will be implemented if the Owner does not cease the prohibited trading. Some Portfolios may require that trading restrictions be implemented immediately without warning, in which case we will notify the Owner of the restriction imposed by the Portfolio(s), as applicable.
If a Portfolio determines, or, for Portfolios for which we perform trade monitoring, we determine based on the applicable Portfolio’s definition of prohibited trading, that the Owner continues to engage in prohibited trading, we will restrict the Owner from making Transfers into the identified Portfolio(s) for the period of time specified by the Portfolio(s). Restricted Owners will be permitted to make Transfers out of the identified Portfolio(s) to other available Portfolio(s). When the Portfolio’s restriction period has been met, the Owner will automatically be allowed to resume Transfers into the identified Portfolio(s).
For Portfolios that perform their own monitoring, the Series Account does not impose trading restrictions unless or until a Portfolio first detects and notifies us of prohibited trading activity. Accordingly, we cannot prevent all prohibited trading activity before it occurs, as it may not be possible to identify it unless and until a trading pattern is established. To the extent such Portfolios do not detect and notify us of prohibited trading or the trading restrictions we impose fail to curtail it, it is possible that a market timer may be able to make prohibited trading transactions with the result that the management of the Portfolios may be disrupted and the Owners may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the affected Portfolios.
We endeavor to ensure that our procedures are uniformly and consistently applied to all Owners, and we do not exempt any persons from these procedures. We do not enter into agreements with Owners whereby we permit prohibited trading. Subject to applicable state law and the terms of each Contract, we reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges
23

(including telephone Transfers) at any time, to require that all Transfer Requests be made by you and not by your designee, and to require that each Transfer Request be made by a separate communication to us. We also reserve the right to require that each Transfer Request be submitted in writing and be signed by you.
The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Portfolios should describe any policies and procedures relating to restricting prohibited trading. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage prohibited trading. For example, a Portfolio may impose a redemption fee. The Owner should also be aware that we are legally obligated to provide (at the Portfolios’ request) information about each amount you cause to be deposited into a Portfolio (including by way of premium payments and Transfers under your Contract) or removed from the Portfolio (including by way of withdrawals and Transfers under your Contract). If a Portfolio identifies you as having violated the Portfolio’s frequent trading policies and procedures, we are obligated, if the Portfolio requests, to restrict or prohibit any further deposits or exchanges by you in respect to that Portfolio. Under rules adopted by the SEC we are required to: (1) enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Owners and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or Transfers by specific Owners who violate the frequent trading policies established by the Portfolio. Accordingly, if you do not comply with any Portfolio’s frequent trading policies and procedures, you may be prohibited from directing any additional amounts into that Portfolio or directing any Transfers or other exchanges involving that Portfolio. You should review and comply with each Portfolio’s frequent trading policies and procedures, which are disclosed in the Portfolios’ current prospectuses.
We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on Owners engaging in prohibited trading. In addition, our orders to purchase shares of the Portfolios are generally subject to acceptance by the Portfolio, and in some cases a Portfolio may reject or reverse our purchase order. Therefore, we reserve the right to reject any Owner’s Transfer Request if our order to purchase shares of the Portfolio is not accepted by, or is reversed by, an applicable Portfolio.
You should note that other insurance companies and retirement plans may also invest in the Portfolios and that those companies or plans may or may not have their own policies and procedures on frequent Transfers. You should also know that the purchase and redemption orders received by the Portfolios generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. Omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan Owners and/or individual Owners of variable insurance contracts. The nature of such orders may limit the Portfolios’ ability to apply their respective frequent trading policies and procedures. As a result, there is a risk that the Portfolios may not be able to detect potential prohibited trading activities in the omnibus orders they receive. We cannot guarantee that the Portfolios will not be harmed by Transfer activity relating to the retirement plans and/or other insurance companies that invest in the Portfolios. If the policies and procedures of other insurance companies or retirement plans fail to successfully discourage frequent Transfer activity, it may affect the value of your investments in the Portfolios. In addition, if a Portfolio believes that an omnibus order we submit may reflect one or more Transfer Requests from an Owner engaged in frequent Transfer activity, the Portfolio may reject the entire omnibus order and thereby interfere with our ability to satisfy your Request even if you have not made frequent Transfers. For Transfers into more than one investment option, we may reject or reverse the entire Transfer Request if any part of it is not accepted by or is reversed by a Portfolio.
Automatic Custom Transfers
Dollar Cost Averaging
You may arrange for systematic Transfers from any Sub-Account in the Investment Segment to any other open Sub-Account in either the Investment Segment or the Income Segment. These systematic Transfers may be used to Transfer values from a Sub-Account to other Sub-Accounts as part of a dollar cost averaging strategy. Dollar cost averaging allows you to buy more units when the price is low and fewer units when the price is high. Over time, your average cost per unit may be more or less than if you invested all your money at one time. However, dollar cost averaging does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market. There is no charge for participating in dollar cost averaging.
You can set up automatic dollar cost averaging on a monthly, quarterly, semi-annual, or annual basis. Your Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. For example, if you Request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.
24

If there are insufficient funds in the applicable Sub-Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Sub-Account. Dollar cost averaging will terminate automatically when you start taking payouts from the Contract. Dollar cost averaging Transfers must meet the following conditions:
•	The minimum amount that can be Transferred out of the selected Sub-Account is $100.
•	You must: (1) specify the dollar amount to be Transferred, (2) designate the Sub-Account(s) to which the Transfer will be made, and (3) designate the percentage of the dollar amount to be allocated to each Sub-Account into which you are Transferring money. The Accumulation Unit values will be determined on the Transfer date.
How dollar cost averaging works:
Month	Contribution	Units Purchased	Price per Unit
Jan.	$250	10	$25.00
Feb.	250	12	20.83
Mar.	250	20	12.50
Apr.	250	20	12.50
May	250	15	16.67
June	250	12	20.83
Average market value per unit $18.06
Investor’s average cost per unit $16.85
In the chart above, if all units had been purchased at one time at the highest unit value of $25.00, only 60 units could have been purchased with $1,500. By contributing smaller amounts over time, dollar cost averaging allowed 89 units to be purchased with $1,500 at an average unit price of $16.85. This investor purchased 29 more units at $1.21 less per unit than the average market value per unit of $18.06.
You may not participate in dollar cost averaging and Rebalancer at the same time.
Great-West reserves the right to modify, suspend, or terminate dollar cost averaging at any time. Also, any dollar cost averaging Transfers into a Sub-Account that has been eliminated or closed to new Contributions will be automatically defaulted into the Schwab Government Money Market Portfolio Sub-Account unless you contact the Retirement Resource Operations Center to make alternate arrangements.
Rebalancer
Over time, variations in each Sub-Account’s investment results will change your Sub-Account allocation percentages. Rebalancer allows you to automatically reallocate your Investment Segment Account Value to maintain your desired Sub-Account allocation. The Income Segment Account Value is not eligible for the Rebalancer. Participation in Rebalancer does not assure a greater profit, or any profit, nor will it prevent or necessarily alleviate losses in a declining market. There is no charge for participating in Rebalancer and it is only available for assets held in the Investment Segment.
You can set up Rebalancer as a one-time Transfer or on a quarterly, semi-annual, or annual basis. If you select to rebalance only once, the Transfer will take place on the Transaction Date of the Request.
If you select to rebalance on a quarterly, semi-annual, or annual basis, the first Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. For example, if you Request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.
How Rebalancer works:
25

Suppose you purchased your annuity and you decided to allocate 60% of your initial Contribution to Sub-Accounts that invest in stocks; 30% to Sub-Accounts that invest in bonds and 10% to Sub-Accounts that invest in cash equivalents as in this pie chart:
Now assume that stock Portfolios outperform bond Portfolios and cash equivalents over a certain period of time. Over this period, the unequal performance may alter the Sub-Account allocation of the above hypothetical plan to look like this:
Rebalancer automatically reallocates your Annuity Account Value to maintain your desired Sub-Account allocation. In this example, the Sub-Account allocation would be reallocated back to 60% in Sub-Accounts that invest in stocks; 30% in Sub-Accounts that invest in bonds; 10% in Sub-Accounts that invest in cash equivalents.
On the Transaction Date for the specified Request, assets will be automatically reallocated to the Sub-Accounts you selected. The Rebalancer option will terminate automatically when you start taking payouts from the Contract.
Rebalancer Transfers must meet the following conditions:
•	Your entire Investment Segment Account Value must be included (except for Sub-Accounts that are closed to new Contributions and incoming Transfers).
•	You must specify the percentage of your Investment Segment Account Value that you wish allocated to each Sub-Account and the frequency of rebalancing. You may modify the allocations or stop the Rebalancer option at any time.
•	You may not participate in dollar cost averaging and Rebalancer at the same time.
Great-West reserves the right to modify, suspend, or terminate the Rebalancer option at any time. Also, any Rebalancer Transfers into a Sub-Account that has been eliminated or closed to new contributions will be automatically defaulted into the Schwab Government Money Market Portfolio Sub-Account unless you contact the Retirement Resources Operation Center to make alternate arrangements.
Cash Withdrawals
You may withdraw all or part of your Annuity Account Value at any time during the life of the Annuitant and prior to the Annuity Commencement Date by submitting a withdrawal Request form to the Retirement Resource Operations Center or via the Internet at https://schwab.retirementpartner.com; however, any full withdrawals or any withdrawal over $25,000 must be submitted in writing. Withdrawals are subject to the rules below and federal or state laws, rules, or regulations may also apply. The amount payable to you if you surrender your Contract is your Annuity Account Value, less any applicable Premium Tax. No withdrawals may be made from the Investment Segment after the Annuity Commencement Date. If you surrender your Contract, the GLWB Rider, if elected, will terminate.
26

If you Request a partial withdrawal, your Annuity Account Value will be reduced by the partial withdrawal amount and the Death Benefit, if applicable, will be reduced on a proportionate basis measured as a percentage of the partial withdrawal against the current Annuity Account Value. For example, a partial withdrawal of 10% of the Annuity Account Value would reduce your Death Benefit by 10%.
Numerical Example
Sum of Contract and GLWB Rider (if applicable) Contributions = $50,000
Annuity Account Value = $40,000
Withdrawal amount = $4,000
New Annuity Account Value = $36,000
Return of Annuity Account Value Death Benefit (Death Benefit Option 1) = $36,000
Adjustment to Death Benefit = ($40,000 - $4,000)/$40,000 = 0.90
Guaranteed Minimum Death Benefit (Death Benefit Option 2) = $45,000 ($50,000 x 0.90)
Partial withdrawals are generally unlimited in frequency. However, you must specify the Sub-Account(s) from which the withdrawal is to be made. If you elect the GLWB Rider, withdrawals from the Income Segment could significantly reduce, or even eliminate, the value of the GLWB. Before you decide to take a partial withdrawal from the Income Segment, you should carefully consider the terms and conditions of the GLWB and the impact of any withdrawal on your Benefit Base. If you do not specify from which Sub-Accounts to take the withdrawal, we will take it from all of your Sub-Accounts in the Investment Segment in proportion to the Annuity Account Value you have in each Sub-Account of the Investment Segment. The minimum partial withdrawal is $500.
The following terms apply to withdrawals:
•	Partial withdrawals or surrenders from the Investment Segment are not permitted after the Annuity Commencement Date;
•	If a partial withdrawal is made within 30 days of the date annuity payouts are scheduled to begin, we may delay the Annuity Commencement Date by 30 days;
•	A partial withdrawal or a surrender will be effective upon the Transaction Date.
Withdrawal Requests submitted in writing must include your original signature. If your instructions are not clear, your Request will be denied and no surrender or partial withdrawal will be processed.
If we receive a Request for surrender or partial withdrawal, we may postpone any cash payment from the Annuity Account Value for no more than 7 days.
We may also delay payment for any of the following reasons:
(a)	any period during which the New York Stock Exchange is closed (other than customary weekend and holding closings) or trading on the New York Stock Exchange is restricted;
(b)	any period during which an emergency exists such that the disposal of or determination of the value of shares of the Portfolios is not reasonably practicable; or
(c)	any other period as the SEC may by order permit for the protection of security holders.
After a withdrawal of all of your Annuity Account Value, or at any time that your Annuity Account Value and Benefit Base are reduced to zero, all your rights under the Contract and GLWB Rider will terminate.
Tax consequences of withdrawals are detailed below, but you should consult a competent tax advisor prior to authorizing a withdrawal from your Annuity Account Value.
Tax Consequences of Withdrawals
Withdrawals made for any purpose may be taxable—including Guaranteed Lifetime Withdrawal Benefits.
In addition, the Code may require us to withhold federal income taxes from withdrawals and report such withdrawals to the Internal Revenue Service (“IRS”). If you Request partial withdrawals, your Annuity Account Value will be reduced by the sum of the amount of the withdrawal and the related withholding.
27

You may elect, in writing, to have us not withhold federal income tax from withdrawals, unless withholding is mandatory for your Contract. If you are younger than 59 1⁄2, the taxable portion of any withdrawal is generally considered to be an early withdrawal and may be subject to an additional federal penalty tax of 10%.
Some states also require withholding for state income taxes. For details about withholding, please see “Federal Tax Matters” below.
Telephone and Internet Transactions
You may make Transfer Requests by telephone, fax and/or by Internet. Transfer Requests received before 4:00 p.m. ET will be made on that day at that day’s unit value. Those received after 4:00 p.m. ET will be made on the next Business Day at that day’s unit value.
We will use reasonable procedures to confirm that instructions communicated by telephone, fax and/or Internet are genuine, such as:
•	requiring some form of personal identification prior to acting on instructions;
•	providing written confirmation of the transaction; and/or
•	tape recording the instructions given by telephone.
If we follow such procedures we will not be liable for any losses due to unauthorized or fraudulent instructions.
We reserve the right to suspend telephone, fax and/or Internet transaction privileges at any time, for some or all Contracts, and for any reason. We currently do not permit partial withdrawals or surrenders by telephone; however you may Request partial withdrawals in the amount of $25,000 or less by Internet. All Requests for full surrenders, periodic withdrawals, and partial withdrawals in excess of $25,000 must be in writing.
Death Benefit
At the time you apply to purchase the Contract, on the application, you select one of the two Death Benefit options we offer.
Option 1 — The amount of the Death Benefit under Option 1 will be your Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax.
The Owner, Annuitant, and Contingent Annuitant each must be younger than age 86 at the time the Contract is issued in order for you to select Option 1. Your Mortality and Expense Risk Charge under Option 1 is 0.65% of the average daily value of the Sub-Accounts to which you have allocated Contributions.
Option 2 — The amount of the Death Benefit under Option 2 will be the greater of:
•	the Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax; or
•	the sum of Contributions applied to the Contract in both the Investment Segment and the Income Segment, as of the date the Request for payment is received, less the impact of partial withdrawals, distributions, and Premium Tax, if any.
The Owner, Annuitant, and Contingent Annuitant each must be younger than age 86 at the time the Contract is issued in order for you to select Option 2. Your Mortality and Expense Risk Charge under Option 2 is 0.85% of the average daily value of the Sub-Accounts to which you have allocated Contributions.
For a full description of the circumstances under which we pay the Death Benefit, please see “Distribution of Death Benefit” below.
The difference between the two Death Benefit options we offer is that the amount payable upon death (the Death Benefit) is based on different criteria for each option and there is a different Mortality and Expense Risk Charge for each. Option 1 provides for the return of Annuity Account Value (minus any Premium Tax) rather than the greater of Annuity Account Value or the sum of Contributions. Annuity Account Value could exceed the sum of Contributions, for example, if the investment markets generally are in a growth state. Under these circumstances, it is possible that the performance of the Sub-Accounts you select may cause the Annuity Account Value to exceed the total amount of Contributions. If you had selected Death Benefit Option 1 in this example, your Beneficiary would receive the Annuity Account Value, which in this case exceeds the sum of all Contributions (minus any Premium Tax and minus the impact of partial withdrawals, distributions, and Premium Tax, if any). If you had selected Death Benefit Option 2 in this example, your Beneficiary would also receive the Annuity Account Value (minus any Premium Tax), but you would have paid a higher M&E Charge for the duration of the Contract.
28

Option 2 provides for the return of Contributions (minus any Premium Tax) in the event that amount is greater than the Annuity Account Value. This could happen, for example, if the Death Benefit becomes payable soon after the Contract is purchased (say, one to three years) and, during those years, while Contributions are being made, the investment markets generally are in decline. Under these circumstances, it is possible that the performance of the Sub-Accounts you select may cause the Annuity Account Value to be less than the total amount of Contributions. If you had selected Death Benefit Option 2 in this example, your Beneficiary would receive the greater amount, in this case, the sum of all Contributions (minus any Premium Tax and minus the impact of partial withdrawals, distributions, and Premium Tax, if any ). If you had selected Death Benefit Option 1 in this example, your Beneficiary would receive the lesser amount, in this case, the Annuity Account Value (minus any Premium Tax).
The Death Benefit will become payable following our receipt of the Beneficiary’s claim in good order. When an Owner dies before the Annuity Commencement Date and a Death Benefit is payable to a Beneficiary, the Death Benefit proceeds will remain invested according to the allocation instructions given by the Owner(s) until: (i) new allocation instructions are requested by the Beneficiary; (ii) the Death Benefit is actually paid to the Beneficiary, except where the GLWB Rider may not be maintained by the Beneficiary; or, (iii) a Request for a payout of the Death Benefit is processed, as described below.
See “Restricted Beneficiary Payout Options” below for important limitations on a Beneficiary’s ability to elect a Death Benefit Payout Option.
The amount of the Death Benefit will be determined as of the date we receive a Request for the payout of the Death Benefit. However, on the date a payout Request is processed, the Annuity Account Value will be transferred to the Schwab Government Money Market Sub-Account unless the Beneficiary elects otherwise.
Subject to the distribution rules below, payout of the Death Benefit may be made as follows:
•	payout in a single sum, or
•	payout under any of the variable annuity options provided under this Contract.
In any event, no payout of benefits provided under the Contract will be allowed that does not satisfy the requirements of the Code and any other applicable federal or state laws, rules or regulations.
Beneficiary
You may select one or more Beneficiaries. If more than one Beneficiary is selected, they will share equally in any Death Benefit payable unless you indicate otherwise. You may change the Beneficiary any time before the Annuitant’s death.
You may also select one or more Contingent Beneficiaries. You may change the Contingent Beneficiary before the Annuitant’s death. If one or more primary Beneficiaries are alive within 30 days after the Annuitant’s death, the Contingent Beneficiary cannot become the primary Beneficiary and any interest the Contingent Beneficiary may have in the Contract will cease.
A change of Beneficiary or Contingent Beneficiary will take effect as of the date the Request is processed, unless the Owner specifies a certain date. If the Owner dies before the Request is processed, the change will take effect as of the date the Request was made, unless we have already made a payout or otherwise taken action on a designation or change before receipt or processing of such Request. The interest of any Beneficiary who dies before the Owner or the Annuitant will terminate at the death of the Beneficiary and the Contingent Beneficiary will become the Beneficiary. The interest of any Beneficiary who dies at the time of, or within 30 days after, the death of an Owner or the Annuitant will also terminate if no benefits have been paid to such Beneficiary, unless the Owner otherwise indicates by Request. The benefits will then be paid to the Contingent Beneficiary. If no Contingent Beneficiary has been designated, then the benefits will be paid as though the Beneficiary had died before the deceased Owner or Annuitant. If no Beneficiary or Contingent Beneficiary survives the Owner or Annuitant, as applicable, we will pay the Death Benefit proceeds to the Owner’s estate.
If the Beneficiary is not the Owner’s surviving Spouse, she/he may elect, not later than one year after the Owner’s date of death, to receive the Death Benefit in either a single sum or payout under any of the variable annuity options available under the Contract, provided that:
•	such annuity is distributed in substantially equal installments over the life or life expectancy of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary; and
•	such distributions begin not later than one year after the Owner’s date of death.
29

If Great-West does not receive an election from a non-Spouse Beneficiary or substantially equal installments begin later than one year after the Owner’s date of death, then the entire amount must be distributed within five years of the Owner’s date of death. The Death Benefit will be determined as of the Annuity Commencement Date.
If a corporation or other non-individual entity is entitled to receive benefits upon the Owner’s death, the Death Benefit must be completely distributed within five years of the Owner’s date of death.
A Beneficiary or Contingent Beneficiary designated irrevocably may not be changed without the written consent of that Beneficiary, or Contingent Beneficiary, as applicable, except as allowed by law.
See “Restricted Beneficiary Payout Options” below for important limitations on a Beneficiary’s ability to elect a Death Benefit Payout Option.
If Great-West does not receive an election from a non-Spouse Beneficiary or substantially equal installments begin later than one year after the Owner’s date of death, then the entire amount must be distributed within five years of the Owner’s date of death. The Death Benefit will be determined as of the Annuity Commencement Date regardless of the timing of a non-Spouse Beneficiary’s election and notwithstanding more than a year passing after the Owner’s date of death.
If a corporation or other non-natural entity is entitled to receive benefits upon the Owner’s death, the Death Benefit must be completely distributed within five years of the Owner’s date of death. A Beneficiary or Contingent Beneficiary designated irrevocably may not be changed without the written consent of that Beneficiary, or Contingent Beneficiary, as applicable, except as allowed by law.
For Contracts owned by Non-Grantor Trusts, the Owner will at all times be the Beneficiary.
Restricted Beneficiary Payout Options
You may also pre-select the form of Death Benefit payout that a specific Beneficiary or Contingent Beneficiary may receive (“Restricted Beneficiary Payout Options”). Restricted Beneficiary Payout Options allow the Owner to choose the percent of a lump sum payment of the applicable Death Benefit (from 0% to 100%) that may be accessed by a specific Beneficiary or Contingent Beneficiary, and/or which of the payout options provided under the Contract must apply to a specific Beneficiary or Contingent Beneficiary upon the Owner’s death. You may select Restricted Beneficiary Payout Options at Contract issuance or at a later time.
Restricted Beneficiary Payout Options are only available to Contracts owned by natural persons or Grantor Trusts. Requests for Restricted Beneficiary Payout Options must be submitted in writing and signed by the Owner (including the Joint Owner, if applicable), and may be modified or cancelled at any time by the Owner prior to the Annuity Commencement Date or Owner’s death. Restricted Beneficiary Payout Options only become irrevocable upon the death of the Owner, and if applicable, the Joint Owner. Assignment of the Contract or transfer of Contract ownership while the Owner is still alive will result in cancellation of all Restricted Beneficiary Payout Options.
Restricted Beneficiary Payout Options may not be selected for Contracts owned by Joint Owners unless both Joint Owners request in writing. Restricted Beneficiary Payout Options may allow restrictions to be placed on a surviving Spouse who is not a Joint Owner, such as restricting the type of death benefit received or designating someone other than the Spouse as Beneficiary, and may impact the ability of a surviving Spouse who is not a Joint Owner to become Owner of the Contract. Restricted Beneficiary Payout Options may have adverse or unintended tax or financial consequences on a surviving Spouse who is not a Joint Owner if the surviving Spouse is not the designated Beneficiary because the surviving Spouse would not be entitled to receive Death Benefits or have the ability to become Owner of the Contract.
Restricted Beneficiary Payout Options are irrevocable upon the death of the Owner, and if applicable, the Joint Owner, and cannot be changed by a non-Owner unless required under the Code or other applicable law. Under the Code, Death Benefit payments must begin within one year of the date the Death Benefit becomes payable for Non-Qualified Contracts, and by no later than December 31 of the year following the year in which the Death Benefit becomes payable for Qualified Contracts. Failure to adhere to this timing may prevent us from giving effect to Restricted Beneficiary Payout Options. Failure to provide Proof of Death to us may cause a delay in beginning payments, force amendment to payout options selected, or nullify Restricted Beneficiary Payout Options.
30

We reserve the right to modify or cancel any Restricted Beneficiary Payout Options in order to comply with requirements of the Code, and/or other applicable state and federal laws, rules, and regulations. All Death Benefit payments will be made in compliance with the Code, and/or other applicable state and federal laws, rules, and regulations governing death benefit payouts, including those affecting minor Beneficiaries.
You should consult with a competent advisor regarding whether Restricted Beneficiary Payout Options are suitable for your needs.
This feature is available under your existing Contract if you acquired your Contract before May 1, 2019, as well as for new Contracts. If you are interested in the Restricted Beneficiary Payout Options feature, please contact the Retirement Resource Operations Center to elect the endorsement.
Distribution of Death Benefit (for all Contracts other than Non-Qualified Stretch Annuities)
(For the distribution of Death Benefit rules applicable to Non-Qualified Stretch Annuities, see below.)
Any Death Benefit payable to a Beneficiary upon the Owner’s death will be distributed as follows:
(1)	If the Owner’s surviving Spouse is the person entitled to receive benefits upon the Owner’s death, the surviving Spouse will be treated as the Owner and will be allowed to take the Death Benefit or continue the Contract in force. However, if single life GAW Installments have been selected for the Income Segment, then the GLWB will terminate and the assets held in the Covered Funds will be sold and the sales proceeds will be transferred to the Schwab Government Money Market Portfolio Sub-Account;
(2)	If a non-Spouse individual is the person entitled to receive benefits upon the Owner’s death, the non-Spouse individual Beneficiary may elect to receive the Death Benefit in either a single sum or payout under any of the variable annuity options available under the Contract, provided that: (a) such annuity is distributed in substantially equal installments over the life or life expectancy of the Beneficiary; and (b) such distributions begin no later than one year after the Owner’s date of death. The GLWB will terminate and the assets held in the Covered Funds will be sold and the sales proceeds will be transferred to the Schwab Government Money Market Portfolio Sub-Account. If Great-West does not receive an election from an individual non-Spouse Beneficiary such that substantially equal installments have begun no later than one year after the Owner’s date of death, then the entire amount must be distributed within five years of the Owner’s date of death.
See “Restricted Beneficiary Payout Options” above for important limitations on a Beneficiary’s ability to elect a Death Benefit Payout Option.
The Death Benefit will be determined as of the date we receive a Request for the payout of the Death Benefit.
If a Joint Annuitant is named, any reference below to death of the Annuitant means the death of the last surviving Joint Annuitant and the rules below regarding “Death of Owner Who is Not the Annuitant” will apply upon the death of the Owner rather than the rules below regarding the “Death of Owner Who Is the Annuitant.”
Death of Annuitant Who is Not the Owner of the Contract
Upon the death of the Annuitant while the Owner is living, and before the Annuity Commencement Date, no Death Benefit will be payable and the Owner (or the Grantor, if the Owner is a Grantor Trust) will become the Annuitant unless a Contingent Annuitant has previously been designated. The Owner may designate a new Annuitant, however, at any time, as provided in the Contract.
If the Owner names a Contingent Annuitant prior to the Annuitant’s death, and the Annuitant dies before the Annuity Commencement Date while the Owner and Contingent Annuitant are living, no Death Benefit will be payable and the Contingent Annuitant will become the Annuitant.
If the Annuitant dies after the Annuity Commencement Date and before the entire interest has been distributed, any benefit payable must be distributed to the Beneficiary according to and as rapidly as under the payout option which was in effect on the Annuitant’s date of death.
Death of Owner Who Is Not the Annuitant
If the Owner dies before annuity payouts commence and there is a Joint Owner who is the surviving Spouse of the deceased Owner, the Joint Owner becomes the Owner and Beneficiary and the Joint Owner may elect to take the Death Benefit or to continue the Contract in force.
31

In all other cases, we will pay the Death Benefit to the Beneficiary even if a Joint Owner (who was not the Owner’s Spouse on the date of the Owner’s death), the Annuitant and/or the Contingent Annuitant are alive at the time of the Owner’s death, unless the sole Beneficiary is the deceased Owner’s surviving Spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.
If the Owner dies after annuity payouts commence and before the entire interest has been distributed while the Annuitant is living, any benefit payable will continue to be distributed to the Annuitant as rapidly as under the payout option applicable on the Owner’s date of death. All rights granted the Owner under the Contract will pass to any surviving Joint Owner and, if none, to the Annuitant.
Death of Owner Who Is the Annuitant
If there is a Contingent Annuitant and a Joint Owner who is the surviving Spouse of the deceased Owner, the Joint Owner will become the Owner and the Beneficiary, the Contingent Annuitant will become the Annuitant, and the Contract will continue in force.
If there is a Joint Owner who is the surviving Spouse of the deceased Owner but no Contingent Annuitant, the Joint Owner will become the Owner, Annuitant, and Beneficiary and may elect to take the Death Benefit or continue the Contract in force.
In all other cases, we will pay the Death Benefit to the Beneficiary, even if a Joint Owner (who was not the Owner’s Spouse on the date of the Owner’s death) and/or Contingent Annuitant are alive at the time of the Owner’s death, unless the sole Beneficiary is the deceased Owner’s surviving Spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.
If Owner/Annuitant Dies After Annuity Commencement Date
If the Owner/Annuitant dies after the Annuity Commencement Date, any benefit payable must be distributed to the Beneficiary in accordance with and at least as rapidly as the annuity option in effect on the date of death.
Contingent Annuitant
While the Annuitant is living, you may, by Request, designate or change a Contingent Annuitant from time to time. A change of Contingent Annuitant will take effect as of the date the Request is processed, unless you specify a certain date. Please note you are not required to designate a Contingent Annuitant.
Impact of Withdrawals on Guaranteed Minimum Death Benefit (Option 2)
Death Benefit Option 2, which costs more than Death Benefit Option 1, is designed for those who want to potentially receive a higher Death Benefit in the event that the sum of Contributions exceeds Annuity Account Value. If you have selected Death Benefit Option 2, you should be aware that distributions and Excess Withdrawals will reduce your Death Benefit on a pro-rata basis.
Numerical Example
Sum of Contract and GLWB Rider Contributions = $50,000
Annuity Account Value = $40,000
Withdrawal amount = $4,000
New Annuity Account Value = $36,000
Adjustment to Death Benefit = ($40,000 - $4,000)/$40,000 = 0.90
Guaranteed Minimum Death Benefit = $45,000 ($50,000 x 0.90)
The Benefit Base has no value and will not affect the Death Benefit.
Distribution of Death Benefit for Non-Qualified Stretch Annuities
(For the distribution of Death Benefit rules applicable to all Contracts other than Non-Qualified Stretch Annuities, see above.)
If the Owner of a Contract held as a Non-Qualified Stretch Annuity dies before the Annuity Commencement Date:
32

(1)	If there is a Joint Owner who is a surviving Spouse of the deceased Owner, the Joint Owner will become the Owner and the Beneficiary and may take the Death Benefit or elect to continue the Contract in force.
(2)	In all other cases, we will pay the Death Benefit to the Beneficiary even if a former Spouse Joint Owner, the Annuitant, and/or the Contingent Annuitant are alive at the time of the Owner’s death unless the sole Beneficiary is the deceased Owner’s surviving Spouse and such Beneficiary Requests to become the Owner and the Annuitant and to continue the Contract in force.
Any Death Benefit payable to the Beneficiary upon the Owner’s death will be distributed as follows:
(1)	If the Owner’s surviving Spouse is the Beneficial Owner upon the death of the Owner, the surviving Spouse will be allowed to take the Death Benefit or continue the Contract in force; or
(2)	If a non-Spouse natural person is the Beneficial Owner upon the death of the Owner, the Beneficial Owner may elect to continue the Contract by electing to have any portion of the value of the deceased Owner’s Contract payable to the Beneficial Owner over a period not extending beyond the Beneficial Owner’s life expectancy as defined by the Code (the ‘Stretch Payout Period’).
The Stretch Payout Period must begin no later than one year after the date of the deceased Owner’s death and payments during the Stretch Payout Period will be made to the Beneficial Owner at least annually. Notwithstanding any prior distribution election, a Beneficial Owner may at any time (a) withdraw the entire remaining value of the Contract in a single sum, or (b) withdraw additional amounts which may result in the reduction of future payments because of the reduction of the value of the Contract.
If we do not receive an election from a non-Spouse Beneficial Owner such that substantially equal installments have begun no later than one year after the date of the deceased Owner’s death, then the entire amount must be distributed within five years of the deceased Owner’s date of death.
See “Restricted Beneficiary Payout Options” above for important limitations on a Beneficiary’s ability to elect a Death Benefit Payout Option.
The Death Benefit will be determined as of the Annuity Commencement Date.
Ownership and Assignment
The Owner, and if selected, Joint Owner, exercise all rights and privileges under the Contract, while the Annuitant is living. Unless otherwise required by the state in which the Contract is issued, the Owner may not be changed and the Contract may not be transferred, sold, assigned, pledged, charged, encumbered, or in any way alienated.
In certain states the Contract permits you to change the Owner of the Contract. In such case you may change the Owner any time before the Owner’s death. A change of Owner must be made in writing in a form satisfactory to us. The change will take effect as of the date the Request is processed, unless you specify a certain date. Any change is subject to any payout or other action we have taken before recording your ownership change. In these states, a change in the Owner of the Contract will result in termination of the GLWB Rider if the Covered Person(s) is/are changed. See “Termination of the GLWB Rider” below. You should discuss with a competent tax advisor how changes in ownership would impact your benefits under the Contract.
Grantor Trust Owned Annuity
We will issue the Contract to Grantor Trusts. Ownership may later be changed to a Grantor Trust after Contract issuance. We will allow a Grantor Trust to be the Owner only if it either has a single Grantor who is a natural person, or has two Grantors who are one another’s Spouse as of the Effective Date. When the Contract is issued to a Grantor Trust, a Grantor of the trust must be an Annuitant, and the Grantor’s spouse may be named as a Joint Annuitant. The Annuitant(s) may not be changed. Contracts owned by a Grantor Trust are not considered owned by a non-natural person and will be subject to the tax requirements generally applicable to Non-Qualified Annuity Contracts or the tax requirements applicable to individual retirement annuities or Roth IRA annuities if the Contract is a Qualified Annuity Contract under Section 408(b) of the Code or a Roth IRA annuity under Section 408A of the Code. Grantor Trust owned Contracts receive tax deferral in accordance with the Code. Upon the death of the Grantor(s), the Death Benefit will be paid pursuant to the Death Benefit provisions of the Contract.
33

Non-Grantor Trust Owned Annuity
On or after May 1, 2019, we will issue the Contract to Non-Grantor Trusts. Ownership may later be changed to a Non-Grantor Trust by endorsement after Contract issuance. Contracts owned by a Non-Grantor Trust are considered owned by a non-natural entity and will generally not be treated as an annuity for tax purposes. If a trust is a Non-Grantor Trust, the trust is treated as the owner of the trust assets, the trust is regarded as a separate tax entity with its own Tax Identification Number, and all income, including any increase in Annuity Account Value, is generally taxable as ordinary income to the trust during each taxable year. However, the IRS has issued a number of private letter rulings holding that in the case of a contract the nominal owner of which is a non-natural entity (e.g., a corporation or a trust), but the beneficial owner of which is a natural person, the contract generally will be treated as held by a natural person. We will issue this Contract only to a Non-Grantor Trust that holds the Contract as agent for a natural person. You should consult with your tax advisor as to whether your Non-Grantor Trust satisfies the exception to the non-natural owner rule.
If a Non-Grantor Trust owns the Contract, the grantor will be the Annuitant unless otherwise indicated in the application. If the Owner is a Non-Grantor Trust, all references to the life, age, or death of the Owner pertain to the life, age, or death of the Annuitant, and where there are Joint Annuitants, shall pertain to the older Joint Annuitant. Also, if a Non-Grantor Trust owns the Contract, then the Owner will at all times be the Beneficiary. Once selected, the Annuitant may not be changed. If there is a change of ownership of the Contract from a Non-Grantor Trust to a natural person, the original Annuitant and/or Joint Annuitant shall continue to determine any benefits under the Contract and GLWB Riders. Upon the death of the Annuitant, the Death Benefit will be paid to the Owner pursuant to the Death Benefit provisions of the Contract. Upon the death of either Joint Annuitant, the Contract will continue with the remaining single Annuitant in accordance with the death distribution rules under the Code unless the Owner elects to receive the Death Benefit. Divorce provisions of the Contract and GLWB Riders are not applicable to Non-Grantor Trust owned Contracts. Spousal continuation of the Contract is not applicable to Contracts owned by a Non-Grantor Trust. A Non-Grantor Trust cannot own a Qualified Contract.
A Non-Grantor Trust owned annuity is not available under your existing Contract if you acquired the Contract before May 1, 2019. If you are interested in the Non-Grantor Trust endorsement, please contact the Retirement Resource Operations Center to discuss availability of the endorsement by exchange of your Contract for one issued after May 1, 2019.
Non-Qualified Stretch Annuities
On or after May 1, 2019, a Contract may be acquired as a Non-Qualified Stretch Annuity, only by a natural person beneficiary of a non-qualified annuity contract (the “Beneficial Owner”) pursuant to a 1035 Exchange of the beneficiary’s interest after death of the owner (“source contract”). For more information on 1035 Exchanges, see “Seek Tax Advice, Section 1035 Exchanges” below. We will issue the Non-Qualified Stretch Annuity in the name of the deceased owner with the beneficiary as the Beneficial Owner. We must receive the full death benefit and the information we require from the insurance company that issued the source contract in sufficient time to allow us to begin making life expectancy payments under the Non-Qualified Stretch Annuity Contract.
A Beneficial Owner may not be a non-natural entity such as a Grantor Trust or Non-Grantor Trust. A Beneficial Owner of a Non-Qualified Stretch Annuity Contract may designate a Successor Beneficiary who is entitled to receive the Beneficial Owner’s remaining interest in the Contract upon the death of the Beneficial Owner. A Successor Beneficiary may not be a non-natural entity.
Non-Qualified Stretch Annuity Beneficial Owners may not elect a GLWB Rider or make Contributions to the Income Strategy. You should consult with a qualified tax professional before purchasing the Contract as Non-Qualified Stretch Annuity.
Non-Qualified Stretch Annuity ownership is not available under your existing Contract if you acquired the Contract before May 1, 2019. If you are interested in the Non-Qualified Stretch Annuity endorsement, please contact the Retirement Resource Operations Center to discuss availability of the endorsement by exchange of your Contract for one issued after May 1, 2019.
Inherited IRAs
The Contract may only be acquired by a natural person beneficiary of the original contract upon the original owner’s death. Inherited IRAs will be administered according to the Code, including restricting Contributions and the administration of Required Minimum Distributions. Inherited IRA Owners may not elect a GLWB Rider or make Contributions to an Income Strategy. You should consult with a qualified tax professional before acquiring the Contract as an inherited IRA.
Inherited IRA annuity ownership is available for existing Contracts acquired before May 1, 2019, as well as for new Contracts. If you are interested in owning the Contract as an Inherited IRA, please contact the Retirement Resource Operations Center to discuss availability by exchange of your Contract.
34

Joint Annuitants
If the Contract is a Non-Qualified Annuity Contract, you are permitted to name a Joint Annuitant. Joint Annuitants may be named in the application or any time before the Annuity Commencement Date. Joint Annuitants must be one another’s Spouse as of the Effective Date.
Charges and Deductions
No amounts will be deducted from your Contributions except for any applicable Premium Tax. As a result, the full amount of your Contributions (less any applicable Premium Tax) is invested in the Contract.
As more fully described below, charges under the Contract are assessed only as deductions for:
•	Premium Tax, if applicable; and/or
•	Charges against your Annuity Account Value for our assumption of mortality and expense risks; and/or
•	Guarantee Benefit Fee, if applicable.
Mortality and Expense Risk Charge
The mortality risk we assume is that Annuitants may live for a longer period of time than we estimate. We assume this mortality risk from our contractual obligations to make annuity payouts determined in accordance with the annuity tables and other provisions contained in the Contract which cannot be changed. This means that you can be sure that neither the Annuitant’s longevity nor an unanticipated improvement in general life expectancy will adversely affect the annuity payouts under the Contract. The expense risk we assume is the risk that our actual expenses in administering the Contracts and the Series Account will be greater than we anticipated.
To compensate us for assuming these risks, we deduct a Mortality and Expense Risk Charge from your Annuity Account Value at the end of each valuation period. If you select Death Benefit Option 1, this is a daily charge equal to an effective annual rate of 0.65%. We guarantee that this charge will never increase beyond 0.65%. If you select Death Benefit Option 2, the Mortality and Expense Risk Charge is a daily charge equal to an effective annual rate of 0.85%. We guarantee that this charge will never increase beyond 0.85%.
The Mortality and Expense Risk Charge is reflected in the unit values of each of the Sub-Accounts you have selected. Thus, this charge will continue to be applicable should you choose a variable annuity payout option or a periodic withdrawal option.
Annuity Account Values and annuity payouts are not affected by changes in actual mortality experience we incur.
The Mortality and Expense Risk Charge is higher for Owners who have selected Death Benefit Option 2 because we bear substantial risk in connection with that option. Specifically, we bear the risk that we may be required to pay an amount to your Beneficiary that is greater than your Annuity Account Value.
If the Mortality and Expense Risk Charge is insufficient to cover actual costs and risks assumed, we will bear the loss. If this charge is more than sufficient, any excess will be profit for us. Currently, we expect a profit from this charge. Our expenses for distributing the Contracts will be borne by our general assets, which include profits from this charge.
Expenses of the Portfolios
The values of the assets in the Sub-Accounts reflect the values of the Sub-Accounts’ respective Portfolio shares and therefore the fees and expenses paid by each Portfolio. Fees and expenses are deducted from the assets of the Portfolios and are described in each Portfolio's prospectus. You bear these costs indirectly when you allocate to a Sub-Account.
Some of the Portfolios’ investment advisers or administrators may compensate us for providing administrative services in connection with the Portfolios or cost savings experienced by the investment advisers or administrators of the Portfolios. Such compensation is typically a percentage of the value of the assets invested in the relevant Sub-Accounts and generally may range up to 0.35% annually of net assets. GWFS Equities, Inc. (“GWFS”) is the principal underwriter and distributor of the Contracts and may also receive Rule 12b-1 fees (ranging up to 0.25% annually of net assets) directly from certain Portfolios for providing distribution related services related to shares of the Portfolios offered in connection with a Rule 12b-1 plan. If GWFS receives Rule 12b-1 fees, combined compensation received by us for administrative services and received by GWFS for distribution related services generally ranges up to 0.60% annually of the assets invested in the relevant Sub-Accounts.
35

Premium Tax
We may be required to pay state Premium Taxes or retaliatory taxes currently ranging from 0% to 3.5% in connection with Contributions or values under the Contracts. Depending upon applicable state law, we may deduct charges for the Premium Taxes we incur with respect to your Contributions, from amounts withdrawn, or from amounts applied on the Payout Election Date. In some states, charges for both direct Premium Taxes and retaliatory Premium Taxes may be imposed at the same or different times with respect to the same Contribution, depending on applicable state law.
Other Taxes
Under present laws, we will incur state or local taxes (in addition to the Premium Tax described above) in several states. No charges are currently deducted for taxes other than Premium Tax. However, we reserve the right to deduct charges in the future for federal, state, and local taxes or the economic burden resulting from the application of any tax laws that we determine to be attributable to the Contract.
Payout Options
During the Distribution Period, you can choose to receive payouts in three ways—through periodic withdrawals, variable annuity payouts or a single, lump-sum payment.
You may change the Payout Commencement Date within 30 days prior to commencement of payouts. The Annuity Commencement Date may not be earlier than 13 months after the Effective Date of the Contract.
Periodic Withdrawals
You may Request that all or part of the Investment Segment Account Value be applied to a periodic withdrawal option. All Requests for periodic withdrawals must be in writing. The amount applied to a periodic withdrawal is the Investment Segment Account Value, less Premium Tax, if any.
In Requesting periodic withdrawals, you must elect:
•	The withdrawal frequency of either 1-, 3-, 6- or 12-month intervals;
•	A minimum withdrawal amount of at least $100;
•	The calendar day of the month on which withdrawals will begin;
•	One of the periodic withdrawal payout options discussed below — you may change the withdrawal option and/or the frequency once each calendar year; and
•	The type of allocation of withdrawals from the Investment Segment Sub-Accounts
•	Withdrawals may be prorated across the Investment Segment Sub-Accounts in proportion to their assets; or
•	Withdrawals may be made from specific Investment Segment Sub-Account(s). When the specified Investment Segment Sub-Account(s) is depleted, we will automatically prorate the remaining withdrawals against any remaining Sub-Account assets unless you Request otherwise.
While periodic withdrawals are being received:
•	You may continue to exercise all contractual rights.
•	You may keep the same Sub-Accounts as you had selected before periodic withdrawals began.
•	Charges and fees under the Contract continue to apply.
Periodic withdrawals will cease on the earlier of the date:
•	The amount elected to be paid under the option selected has been reduced to zero.
•	The Investment Segment Account Value is zero.
•	You Request that withdrawals stop.
•	You purchase an annuity payout option.
•	The Owner dies.
We may limit the number of times you may restart a periodic withdrawal program.
36

Periodic withdrawals made for any purpose may be taxable, subject to withholding and to the 10% federal penalty tax if you are younger than age 59 1⁄2.
If you choose to receive payouts from your Contract through periodic withdrawals, you may select from the following payout options:
Income for a specified period (at least 36 months) — You elect the length of time over which withdrawals will be made. The amount paid will vary based on the duration you choose. The amount paid will also vary as a result of investment performance.
Income of a specified amount (at least 36 months) — You elect the dollar amount of the withdrawals. Based on the amount elected, the duration may vary. The duration may also vary as a result of investment performance.
Any other form of periodic withdrawal acceptable to Great-West which is for a period of at least 36 months.
Annuity Payouts From the Investment Segment
You can choose the date that you wish annuity payouts from the Investment Segment to start (the Payout Election Date) either when you purchase the Contract or at a later date. You can change your selection at any time up to 30 days before the annuity date that you have selected.
If you do not select a Payout Election Date, payouts will begin on the Annuitant’s 99th birthday. If the Owner does not initiate Installments under the GLWB Rider, the entire Annuity Account Value will be annuitized at that time and any benefit under the GLWB Rider will terminate. If you have initiated Installments under the GLWB Rider, only the Investment Segment will be annuitized. Once Installments under the GLWB Rider have begun, the Income Segment cannot be annuitized.
If you have not elected a payout option within 30 days of the Annuity Commencement Date, your Investment Segment Account Value will be paid out as a variable life annuity with a guaranteed period of 15 years.
The amount to be paid out will be based on the Investment Segment Account Value or Annuity Account Value, if applicable, on the Annuity Commencement Date. The minimum amount that may be withdrawn from the Investment Segment Account Value to purchase an annuity payout option is $2,000. If your Investment Segment Account Value is less than $2,000, we may pay the amount in a single sum subject to the Contract provisions applicable to a partial withdrawal.
If you choose to receive variable annuity payouts from your Contract, you may select from the following payout options:
Variable life annuity with guaranteed period—This option provides for payouts during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. The guaranteed period may be 5, 10 or 15 years. Upon the death of the Annuitant, the Beneficiary will receive the remaining payouts at the same interval elected by the Owner.
Variable life annuity without guaranteed period—This option provides payouts during the lifetime of the Annuitant. The annuity terminates with the last payout due prior to the death of the Annuitant. Because no minimum number of payouts is guaranteed, this option may offer the maximum level of payouts. It is possible that only one payout may be made if the Annuitant dies before the date on which the second payout is due. If the Annuitant who is also the Owner dies before the Annuity Commencement Date, the Death Benefit will be payable to the Beneficiary. If the Owner is living and the Annuitant dies before the Annuity Commencement Date, the Owner will become the Annuitant, the Contract will continue, and no Death Benefit will be payable.
Any other form of variable annuity payout that is acceptable to Great-West.
Under an annuity payout option, you can receive payouts monthly, quarterly, semi-annually or annually in payments which must be at least $50. We reserve the right to make payouts using the most frequent payout interval which produces a payout of at least $50. Once annuity payouts commence, you cannot make Contributions or take withdrawals, other than your annuity payouts, but you may continue to Transfer among and between Sub-Accounts.
If you elect to receive a single sum payment, the amount paid is the Surrender Value.
37

Amount of First Variable Payout
The first payout under a variable annuity payout option will be based on the value of the amounts held in the Investment Segment Sub-Accounts or Annuity Account, if applicable, you have selected on the first valuation date preceding the Annuity Commencement Date. We determine the first payout under a variable annuity option by applying the appropriate rate to the amount applied under the payout option. The rate applied reflects an assumed investment return (“AIR”) of 2.5%.
For annuity options involving life income, the actual age, year in which annuitization commences and gender of the Annuitant will affect the amount of each payout. We reserve the right to ask for satisfactory proof of the Annuitant’s age. We may delay annuity payouts until satisfactory proof is received. Because payouts to older Annuitants are expected to be fewer in number, the amount of each annuity payout under a selected annuity form will be greater for older Annuitants than for younger Annuitants.
If the age of the Annuitant has been misstated, the payouts established will be made on the basis of the correct age. If payouts were too large because of misstatement, we may deduct the difference with interest us from the next payout or payouts. If payouts were too small, we may add the difference with interest to the next payout. This interest is at an annual effective rate which will not be less than the minimum rate allowed by law.
If the Owner dies before the Annuity Commencement Date (i.e., the day the first variable annuity payout is made) and if there is a Joint Owner who is a surviving Spouse of the deceased Owner, the Joint Owner becomes the Owner and Beneficiary. The Joint Owner may elect to take the Death Benefit or continue the contract in force. In all other cases, we will pay the Death Benefit to the Beneficiary.
If the Owner who is not the Annuitant dies after the Annuity Commencement Date, any benefit payable will continue to be distributed to the Annuitant on the same schedule as under the payout option applicable on the Owner’s date of death. All rights granted the Owner under the Contract will pass to any surviving Joint Owner, and if none, to the Annuitant.
If the Owner who is the Annuitant dies after the Annuity Commencement Date, any benefit payable will be distributed to the Beneficiary if a guarantee period was part of the selected annuity option. If there was no guarantee period elected, payments will cease.
For complete descriptions, see the Distribution of Death Benefit section above.
Annuity Units
We determine the number of Annuity Units paid for each Sub-Account by dividing the amount of the first payout by its Annuity Unit value on the first valuation date preceding the Annuity Commencement Date. The number of Annuity Units used to calculate each payout for a Sub-Account remains fixed during the Annuity Payout Period.
Amount of Variable Payouts After the First Payout
Payouts after the first will vary depending upon the investment performance of the Investment Segment Sub-Accounts or Annuity Account, if applicable. Your payouts will increase in amount over time if the Sub-Accounts you select earn more than the 2.5% AIR. Likewise, your payouts will decrease over time if the Sub-Accounts you select earn less than the 2.5% AIR. We determine the subsequent amount paid from each Sub-Account by comparing the actual performance of the Sub-Account to the AIR.
Transfers After the Variable Annuity Commencement Date
Once annuity payouts have begun, Transfers may be made within the variable annuity payout option among the available Investment Segment Sub-Accounts. Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being Transferred to the number of Annuity Units of the Investment Segment Sub-Account to which the Transfer is made. The result will be that the next annuity payout, if it were made at that time, would be the same amount that it would have been without the Transfer. Thereafter, annuity payouts will reflect changes in the value of the new Annuity Units.
Other Restrictions (Investment Segment Only)
Once payouts start from the Investment Segment under the annuity payout option you select:
•	no changes can be made in the payout option;
•	no additional Contributions to the Investment Segment will be accepted under the Contract; and
38

•	no further withdrawals, other than withdrawals made to provide annuity benefits or satisfy the terms of the GLWB Rider, will be allowed.
A portion or the entire amount of the annuity payouts may be taxable as ordinary income. If on the Annuity Commencement Date we have not received a proper written election not to have federal income taxes withheld, we must by law withhold such taxes from the taxable portion of such annuity payouts and remit that amount to the federal government. State income tax withholding may also apply. Please see “Federal Tax Matters” below.
Guaranteed Lifetime Withdrawal Benefit
On any business day prior to your 86th birthday, you have the option of electing the GLWB rider by either allocating Contributions to one or more Covered Funds in the Income Segment at your direction, or by Transferring all or part of your Investment Segment Account Value to one or more Covered Funds in the Income Segment at your direction. There is no minimum percent of Annuity Account Value or minimum dollar amount that must be allocated to the Income Segment when electing the GLWB Rider. You are under no obligation to elect the GLWB Rider. If you choose to elect the GLWB Rider, you may do so immediately upon Contract purchase (for example, if you are interested in locking in your Benefit Base early, if you prefer to begin taking guaranteed income soon, or if you are interested in the Contract primarily for the GLWB features rather than in the Investment Segment Sub-Account options), or you may wait to elect the GLWB Rider at a later time. If you exercise this option, the GLWB Rider will provide you with a Guaranteed Lifetime Withdrawal Benefit, provided all conditions, described below, are met.
For applications signed before May 1, 2017, the Contract offers a Guaranteed Lifetime Withdrawal Benefit Rider option which calculates the Guarantee Benefit Fee as a percentage of the Covered Fund Value. For applications signed on or after May 1, 2017, the Contract offers a Guaranteed Lifetime Withdrawal Benefit Rider option which calculates the Guarantee Benefit Fee as a percentage of the Benefit Base. Provided all conditions are met, the GLWB Rider provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a fixed schedule that varies the GAW% with the age of the Covered Person(s).
The GAW% and Joint GAW% applicable to you are disclosed in the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract (and satisfied other terms described in this paragraph). In order to receive the disclosed GAW% or Joint GAW%, your application must be signed after the date stated in the Rate Sheet Supplement, your application must be received by us within 10 days of signing, and your initial Contribution must be received by us within 30 days of receipt of your application. If these terms are met, the disclosed rates will apply to your Contract and cannot be changed. Terms reflected in Rate Sheet Supplements that were not in effect at such time will not apply to your Contract. The terms of a Rate Sheet Supplement (including the GAW%s and Joint GAW%s) with no specified end date may not be amended unless we provide a minimum of 10 business days prior notice.
The current and any proposed Rate Sheet Supplements may be found on the SEC’s website (www.sec.gov) by searching with File Number 333-194043. You may contact us at the Retirement Resource Operations Center for a Rate Sheet Supplement applicable to your Contract. As available, historical GAW%s and Joint GAW%s reflected in Rate Sheet Supplements may be found in the Appendix to this Prospectus entitled “Historical Guaranteed Annual Withdrawal Percentages from Prior Rate Sheet Supplements”, as well as on the SEC’s website (www.sec.gov) by searching with File Number 333-194043.
All guarantees are subject to the claims paying ability of Great-West.
GLWB Accumulation Phase
The GLWB Accumulation Phase begins when you make a GLWB election by investing in any Covered Funds in the Income Segment. The GLWB Accumulation Phase ends when you elect to begin taking GAWs. During the Accumulation Phase, a Benefit Base will be established which will be used later to determine, in part, the amount of your GAWs. You may elect the GLWB by allocating Contributions or Transferring Investment Segment Account Value to the Covered Funds on any Business Day as long as you are younger than age 86 on the GLWB Rider Election Date. We will record the GLWB Rider Election Date.
Guarantee Benefit Fee
The annual Guarantee Benefit Fee is assessed quarterly, in arrears, during the GLWB Accumulation Phase and GAW Phase. One-fourth of the Guarantee Benefit Fee is deducted quarterly from your Covered Fund Value no later than the 10th Business Day of the month following the calendar quarter end by means of the cancellation of Accumulation Units. The Guarantee Benefit Fee will be calculated based on your Covered Fund Value (for applications signed before May 1, 2017) or the Benefit Base (for applications signed on or after May 1, 2017), subject to the Benefit Base cap, as of the date of the deduction. The Benefit Base may or may not equal the Covered Fund
39

Value at the time the Guarantee Benefit Fee is calculated. The Benefit Base will always be greater than or equal to the Covered Fund Value when the Guarantee Benefit Fee is calculated on a Ratchet Date. We reserve the right to change the frequency of the deduction upon thirty (30) days prior written notice. The Guarantee Benefit Fee will not be assessed during the GLWB Settlement Phase.
The first Guarantee Benefit Fee you pay will be pro-rated based on the portion of the quarter in which you allocated Contributions to the Covered Funds. The current Guarantee Benefit Fee is 1.00% of the Covered Fund Value (for applications signed before May 1, 2017) or 0.90% of the Benefit Base (for applications signed on or after May 1, 2017) held in the Income Segment. We reserve the right to change the frequency and amount of the Guarantee Benefit Fee for any reason, including but not limited to, current market conditions, Owner demand, and changes in the design, upon thirty (30) days prior written notice to you. However, the Guarantee Benefit Fee will never be less than 0.70% or greater than 1.50% of your Income Segment Covered Fund Value (for applications signed before May 1, 2017) or less than 0.00% or greater than 1.50% of your Benefit Base (for applications signed on or after May 1, 2017). We determine the Guarantee Benefit Fee based on observations of a number of long-term experience factors, including, but not limited to, interest rates, volatility, investment returns, expenses, mortality and persistency. As an example, if mortality experience improves faster than we have anticipated, and the population in general is expected to live longer than initially projected, we might increase the Guarantee Benefit Fee to reflect our increased probability of paying longevity benefits. However, improvements in mortality experience is provided as an example only. We reserve the right to change the Guarantee Benefit Fee at our discretion and for any reason, whether or not these experience factors change (although we will never increase the fee above the maximum or decrease the fee below the minimum). We do not need any particular event to occur before we may change the Guarantee Benefit Fee.
Unless otherwise stated, any change to the fee will affect all assets in the Covered Funds in the Income Segment.
If you terminate the GLWB Rider, a final pro-rated Guarantee Benefit Fee will be deducted based on the portion of the last quarter that the GLWB Rider was in effect.
The Covered Funds
The GLWB Rider provides protection relating to your Covered Funds by ensuring that, regardless of how your Covered Funds actually perform or the actual Covered Fund Value when you begin your GAWs for retirement or other purposes, you will receive predictable income payments for as long as you live so long as specified conditions are met.
The Covered Funds may be managed in a more conservative fashion than other Portfolios available to you, which may reduce overall volatility in investment performance, may reduce investment returns and may reduce the likelihood that we will be required to make payments under the GLWB Rider. The reduction in volatility permits us to more effectively provide the guarantees under the Rider. If you do not purchase the GLWB Rider, it is possible that you may invest in other Portfolios that experience higher growth or lower losses, depending on the market, than the Covered Funds’ experience. It is impossible to know how various investments will fare on a comparative basis.
We may, without your consent, offer new Covered Funds or cease offering Covered Funds. We may make such a change due to a fund reorganization, fund substitution, to help protect our ability to provide the guarantees under the GLWB Rider, or otherwise. If such a change is required, we will notify you in writing prior to the effective date of such change (generally 90 calendar days unless we are required to give less notice) to allow you to reallocate your Covered Fund Value to maintain your GLWB Rider benefits. If a Covered Fund is closed, you will maintain your Benefit Base in that Covered Fund and all rights under the Rider unless and until you Transfer assets out of the Covered Fund or terminate your Contract, in which case your GLWB Rider will terminate. If you are if investing via an Automatic Bank Draft Plan to the closing Covered Fund or utilizing an automatic custom transfer feature such as dollar cost averaging involving the closing Covered Fund, you should contact an annuity account representative to make alternate arrangements. Also, see the sections “Addition, Deletion or Substitution of Sub-Accounts” and “Dollar Cost Averaging,” below.
Covered Fund Value
Your Covered Fund Value is the aggregate value of each Covered Fund. Your Covered Fund Value may increase with positive market performance or by Contributions to the Income Segment. Your Covered Fund Value may decrease with negative market performance, deduction of the Guarantee Benefit Fee or by taking an Excess Withdrawal or Guaranteed Annual Withdrawals. Your Guarantee Benefit Fee will be calculated based on your Covered Fund Value (for applications signed before May 1, 2017) or your Benefit Base (for applications signed on or after May 1, 2017) as of the date the fee is deducted each quarter.
40

The Benefit Base
The Benefit Base is separate from your Covered Fund Value. It is not a cash value. Rather, your Benefit Base is used to calculate your GAW during the GAW Phase and the Settlement Phase. Your Benefit Base and your Covered Fund Value may not be equal to one another. Although your Benefit Base is related to your Covered Fund Value in that your Benefit Base will be ratcheted up if the Covered Fund Value is greater than your Benefit Base on the Ratchet Date, at all other times during the year your Covered Fund Value may be higher or lower than the Benefit Base depending on market performance and other factors impacting the Covered Funds. Your Initial Benefit Base is the sum of all GLWB Rider Contributions initially allocated to the Covered Funds in the Income Segment on the GLWB Rider Election Date.
•	We increase your Benefit Base on a dollar-for-dollar basis each time you make a GLWB Rider Contribution to a Covered Fund.
•	We decrease your Benefit Base on a proportionate basis each time you make an Excess Withdrawal.
•	On each Ratchet Date during the GLWB Accumulation Phase and the GAW Phase, we will increase your Benefit Base to equal your current Covered Fund Value if your Covered Fund Value is greater than your Benefit Base. (If so, your Benefit Base will then reflect positive Covered Fund performance.)
•	On each Ratchet Date during the GAW Phase, we will adjust your Benefit Base to equal your current Covered Fund Value if an age reset calculation results in a higher GAW amount (see “Reset of the GAW% During the GAW Phase,” below).
A few things to keep in mind regarding the Benefit Base:
•	The Benefit Base is used only for purposes of calculating the Guarantee Benefit Fee, and calculating your Installment Payments during the GAW Phase and the GLWB Settlement Phase. It has no other purpose. The Benefit Base does not provide and is not available as a cash value or settlement value.
•	It is important that you do not confuse your Benefit Base with the Covered Fund Value.
•	During the GLWB Accumulation Phase and the GAW Phase, the Benefit Base will be re-calculated on an annual basis, as described below, and each time you make a GLWB Rider Contribution or take an Excess Withdrawal.
In the event that Great-West requires a Transfer from a Covered Fund as a result of such Covered Fund being eliminated or liquidated, your Benefit Base will be preserved and your Covered Fund Value will be Transferred to a replacement Covered Fund.
Subsequent Contributions to Your Covered Funds
During the GLWB Accumulation Phase and the GAW Phase, you may make additional GLWB Rider Contributions to the Covered Funds in addition to your initial GLWB Rider Contribution. Any subsequent GLWB Rider Contribution is subject to any minimum investment or Transfer requirements imposed by the Contract. Please see each Covered Fund prospectus for more information.
All additional GLWB Rider Contributions made after the GLWB Rider Election Date will increase the Benefit Base dollar-for-dollar on the date the GLWB Rider Contribution is made. Although a GLWB Rider Contribution will increase your Benefit Base, it will not automatically reset your Installment amount. Contact our office if you would like to increase Installments to your maximum allowed. We will not consider the additional purchase of shares of a Covered Fund through reinvested dividends, capital gains, and/or settlements to be a GLWB Rider Contribution. However, they will increase the Covered Fund Value.
We reserve the right to reject additional GLWB Rider Contributions at any time for any reason (see Rights Reserved by Great-West, below). Great-West will provide you with 30 days prior written notice if it determines not to accept additional GLWB Rider Contributions. If Great-West refuses additional GLWB Rider Contributions, you will retain all other rights under the GLWB Rider.
Annual Adjustments to Your Benefit Base
During the Accumulation Phase, a Ratchet Date is the anniversary of the Owner’s GLWB Rider Election Date and each anniversary thereafter. On each Ratchet Date, we will evaluate your Benefit Base, and will adjust your Benefit Base to equal the greater of:
•	your current Benefit Base; or
•	your current Covered Fund Value.
It is important to be aware that even though your Covered Fund Value may increase throughout the year due to capital appreciation, the Benefit Base will not similarly increase until the next Ratchet Date. Unlike Covered Fund Value, your Benefit Base will never decrease solely due to negative Covered Fund performance.
41

It is important to note that annual adjustments to your Benefit Base will not impact your Covered Fund Value. Your Covered Fund Value can only increase or decrease as described above.
Benefit Base Cap
The Benefit Base may not exceed $5 million. Any Covered Fund Value over $5 million will be considered excess Covered Fund Value and will not be used to calculate GAWs. An Owner may Transfer or Distribute any excess Covered Fund Value on a dollar for dollar basis without reducing the Benefit Base and such transfers will not be considered an Excess Withdrawal. However, if the Covered Fund Value falls below $5 million due to an Excess Withdrawal, the Benefit Base will be adjusted as described below.
Excess Withdrawals
The Benefit Base may be adjusted as a result of Excess Withdrawals. During the GLWB Accumulation Phase, except as described above with respect to the Benefit Base Cap, any withdrawals or Transfers from your Covered Fund Value will be categorized as Excess Withdrawals. This may include Transfers from the Income Segment Covered Funds to any Investment Segment Portfolio. The Contract currently offers four Covered Funds. Great-West may make additional or fewer Covered Funds available to Contract Owners in the future.
You may make withdrawals or change your investments at any time and in any amount that you wish, subject to any federal tax limitations. Additionally, any withdrawals to satisfy your required minimum distribution obligations under the Code (Qualified Annuity Contract Owners only) will be considered an Excess Withdrawal if taken during the GLWB Accumulation Phase.
You should carefully consider the effect of an Excess Withdrawal on both the Benefit Base and the Covered Fund Value during the GLWB Accumulation Phase, as this may affect your future benefits under the GLWB Rider. You are solely responsible for any adverse consequences that may result from any Distributions or withdrawals. You should consult with a financial advisor prior to taking a Distribution or making a withdrawal. In the event you decide to take an Excess Withdrawal, as discussed below, your Covered Fund Value will be adjusted dollar-for-dollar in the amount of the Excess Withdrawal. The Benefit Base will be adjusted at the time the Excess Withdrawal is made by the ratio of the Covered Fund Value immediately after the Excess Withdrawal to the Covered Fund Value immediately before the Excess Withdrawal. Accordingly, your Benefit Base could be reduced by more than the amount of the withdrawal.
Types of Excess Withdrawals
A Distribution (when an amount is paid to you out of your Covered Fund Value) or Transfer (the movement of money from a Covered Fund to any other Sub-Account) during the GLWB Accumulation Phase is considered an Excess Withdrawal. An Excess Withdrawal will reduce your Benefit Base and Covered Fund Value. If you Transfer any amount out of the GLWB Rider, then you will be prohibited from making any Transfers into the GLWB Rider for at least ninety (90) calendar days.
Numerical Example
Excess Withdrawals during the GLWB Accumulation Phase are illustrated as follows:
Covered Fund Value before the Excess Withdrawal adjustment = $50,000
Benefit Base = $100,000
Excess Withdrawal amount: $10,000
Covered Fund Value after adjustment= $50,000 - $10,000 = $40,000
Covered Fund Value adjustment = $40,000/$50,000 = 0.80
Adjusted Benefit Base = $100,000 x 0.80 = $80,000
Fees Associated with the Covered Funds
Neither the Guarantee Benefit Fee nor the M&E Charge shall be treated as an Excess Withdrawal.
42

Treatment of a Distribution During the GLWB Accumulation Phase
At the time of any partial or periodic Distribution, if the Covered Person is 59 1⁄2 years of age or older, you may elect to begin the GAW Phase (as described below) and begin receiving GAWs at that time. If you choose not to begin the GAW Phase, the Distribution will be treated as an Excess Withdrawal and will reduce your Covered Fund Value and your Benefit Base (as described above).
If the Covered Person is not yet 59 1⁄2 years old, then any partial or periodic Distribution will be treated as an Excess Withdrawal as described above.
Any Distribution made during the Accumulation Phase to satisfy any contribution limitation imposed under federal law will be considered an Excess Withdrawal at all times. You should consult a qualified tax advisor regarding contribution limits and other tax implications.
Death During the GLWB Accumulation Phase
If an Owner dies before the Initial Installment Date, the GLWB will terminate and the Covered Fund Value shall be paid to the Beneficiary in accordance with the terms of the Contract (unless a Spouse Beneficiary makes an election to continue the Contract as provided in this section).
If a Spouse Beneficiary who was legally married to the deceased Owner under applicable law as of the date of death becomes the sole Owner and Beneficiary under the terms of the Contract, the Spouse Beneficiary may continue the Contract and maintain the deceased Owner’s current Benefit Base as of the date of death. In this case, the Ratchet Date will continue to be the same date as it was under the deceased Owner. A Spouse Beneficiary also has the option to establish a new GLWB Rider Election Date with a new Benefit Base based on the current Covered Fund Value. In this case, the Ratchet Date will be the anniversary of the new GLWB Rider Election Date. In either situation, the Spouse Beneficiary shall become the sole Owner. The new Owner will be subject to all terms and conditions of the GLWB Rider, Contract and the Code, if applicable. Any election made by a Spouse Beneficiary pursuant to this section is irrevocable.
A non-Spouse Beneficiary cannot elect to maintain the Benefit Base. Upon the death of the Owner, the deceased Owner’s Covered Fund Value will be liquidated and will be transferred into the Schwab Government Money Market Sub-Account, or any other fund as approved by Great-West and distributed to the non-Spouse Beneficiary.
When the Contract is owned by a Non-Grantor Trust, upon the death of the Annuitant, the Covered Fund Value will be liquidated and transferred into the Schwab Government Money Market Sub-Account, and the Death Benefit payable under the Contract will be paid. If either Joint Annuitant dies, the GLWB will continue with the remaining single Annuitant in accordance with the death distribution rules under the Code unless the Owner elects to receive the Death Benefit.
If the Owner has elected a Restricted Beneficiary Payout Option and a Beneficiary is not entitled to continue the Contract, the Covered Fund Value will be liquidated and transferred into the Schwab Government Money Market Sub-Account, and then distributed to the Beneficiary according to the terms of the Restricted Beneficiary Payout Options elected. See “Restricted Beneficiary Payout Options” above for more information.
GAW Phase
The GAW Phase begins when you elect to receive GAWs under the GLWB Rider. The GAW Phase continues until the Covered Fund Value reaches zero and the GLWB Settlement Phase begins. The GAW Phase cannot begin until all Covered Persons attain age 59 1⁄2.
To initiate the GAW Phase, you must submit a written Request to Great-West. At that time, you must provide sufficient documentation in good order and in a manner reasonably satisfactory to Great-West for Great-West to determine the age of each Covered Person. You may also begin the GAW Phase by initiating a Distribution while you are in the GLWB Accumulation Phase and the Covered Person(s) is 59 1⁄2 years of age or older. At that time, you may elect to begin receiving Installments and establish your GAW%. If you choose not to initiate the GAW Phase, the Distribution will be treated as an Excess Withdrawal and the GAW Phase will not begin. If the Covered Person(s) is not yet 59 1⁄2 years old, then any partial or periodic Distribution will be treated as an Excess Withdrawal and the GAW Phase will not begin. In these situations, the Benefit Base will be adjusted by the ratio of the Covered Fund Value after the Excess Withdrawal to the previous Covered Fund Value.
43

Because the GAW Phase cannot begin until all Covered Persons under the GLWB Rider attain age 59 1⁄2, any Distributions taken before then will be considered Excess Withdrawals and will be deducted from the Covered Fund Value and Benefit Base. See “GLWB Accumulation Phase” above. If the Annuity Account is not held jointly, the Owner’s Spouse must be the sole Beneficiary. Installments will not begin until such change is made.
Because of decreasing life expectancy as you age, in certain circumstances, the longer you wait to start taking GAWs, the less likely it is that you will benefit from your GLWB Rider. On the other hand, the earlier you begin taking GAWs, the lower the GAW Percentage you will receive and therefore the lower your GAWs (if any) will be. You should talk to your tax advisor before initiating the GAW Phase to determine the most financially beneficial time for you to begin taking GAWs.
Calculation of Guaranteed Annual Withdrawals
It is important that you understand how the GAW is calculated because it will affect the benefits you receive under the GLWB Rider. Once you initiate the GAW Phase by submitting a Request to begin receiving GAW payments, we will verify the age of the Covered Person(s) and then determine the amount of the GAW.
To determine the amount of the GAW, we will compare the current Benefit Base to the current Covered Fund Value on the Initial Installment Date. If the Covered Fund Value is greater than the Benefit Base, we will increase the Benefit Base to equal the Covered Fund Value, and the GAW will be based on the increased Benefit Base amount.
During the GAW Phase, your Benefit Base may receive an annual adjustment. This adjustment is discussed below, and, if applicable, will occur on your Ratchet Date. Your Ratchet Date will become the anniversary of the Initial Installment Date and will no longer be the anniversary of the GLWB Rider Election Date as it was during the GLWB Accumulation Phase.
We use your Benefit Base to calculate the GAW you receive. However, even though the Benefit Base may be adjusted annually, your GAW% will not change unless there is a Reset of the GAW%. See “Reset of the GAW% During the GAW Phase” below.
To calculate the GAW for applications signed on or after May 1, 2019, on the Initial Installment Date we multiply the Benefit Base by the GAW% contained in the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract. For Contracts signed before May 1, 2019, see the Appendix to this Prospectus entitled “Historical Guaranteed Annual Withdrawal Percentages from Prior Rate Sheet Supplements”. Unless otherwise requested, the amount of the initial Installment equals the GAW divided by the number of payments per year under the Installment Frequency Option you have chosen. We may allow Installments that annually total less than the GAW.
It is important to note that Installments during the GAW Phase will reduce your Covered Fund Value on a dollar-for-dollar basis, but they will not reduce your Benefit Base.
Calculation of GAW Amount
The GAW% is based on the age of the Covered Person(s) as of the date we calculate the first Installment. If there are two Covered Persons, the GAW% is based on the age of the younger Covered Person.
Examples are set forth below. If you would like more information on your GAW% or Joint GAW%, or for a copy of the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract, please contact our Retirement Resource Operations Center.
Numerical Examples of the Guaranteed Annual Withdrawal
(GAW% and Joint GAW% rates used in these examples are for illustration purposes only. The rates applicable to you are disclosed in the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract.)
Scenario #1: 66 Year Old Single Covered Person
Benefit Base = $80,000
Single GAW% = 5.00%
GAW = $4,000 ($80,000 x 5.00%)
44

Scenario #2: 68 Year Old Joint Covered Person with a 63 Year Old Spouse
Benefit Base = $80,000
Joint GAW% = 3.50% (for 63 year old)
GAW = $2,800 ($80,000 x 3.50%)
Scenario #3: 60 Year Old Single Covered Person
Benefit Base = $80,000
Single GAW% = 4.00%
GAW = $3,200 ($80,000 x 4.00%)
Scenario #4: 71 Year Old Joint Covered Person with a 65 Year Old Spouse
Benefit Base = $80,000
Joint GAW% = 4.50% (for a 65 year old)
GAW = $3,600 ($80,000 x 4.50%)
Any election which affects the calculation of the GAW is irrevocable. Please consider all relevant factors when making an election to begin the GAW Phase. For example, an election to begin receiving Installments based on a sole Covered Person cannot subsequently be changed to Joint Covered Persons once the GAW Phase has begun. Similarly, an election to receive Installments based on Joint Covered Persons cannot subsequently be changed to a sole Covered Person. Installments will reduce the Covered Fund Value on a dollar-for-dollar basis.
Installment Frequency Options
Your Installment Frequency Options are as follows:
(a)	Annual – the GAW will be paid on the Initial Installment Date and each anniversary annually, or next business day, thereafter.
(b)	Semi-Annual – half of the GAW will be paid on the Initial Installment Date and in Installments every 6 month anniversary, or next business day, thereafter.
(c)	Quarterly – one quarter of the GAW will be paid on the Initial Installment Date and in Installments every 3 month anniversary, or next business day, thereafter.
(d)	Monthly – one-twelfth of the GAW will be paid on the Initial Installment Date and in Installments every monthly anniversary, or next business day, thereafter.
You may request to change the Installment Frequency Option starting on each Ratchet Date during the GAW Phase.
Great-West may allow Installments that in total over the year are less than the GAW. If the total GAW amount is not taken as Installments, the amount not taken does not increase future GAW amounts.
Lump Sum Distribution Option
At any time during the GAW Phase, if you are receiving Installments more frequently than annually, you may elect to take a lump sum Distribution up to the remaining scheduled amount of the GAW for that year.
Numerical Example of Lump Sum Distribution
Assume the following:
GAW = $4,800 with a monthly distribution of $400
Three monthly Installments have been made (3 x $400 = $1,200)
Remaining GAW = GAW – paid Installments to date = $4,800 - $1,200 = $3,600
So, a Lump Sum Distribution of $3,600 may be taken.
Suspending and Re-Commencing Installments After a Lump Sum Distribution
It is your responsibility to Request the suspension of the remaining Installments that are scheduled to be paid during the year until the next Ratchet Date. If you choose not to suspend the remaining Installments for the year, an Excess Withdrawal may occur. See “Effect of Excess Withdrawals During the GAW Phase” below.
45

After receiving a Lump Sum Distribution and suspending Installments, you must notify Great-West that you wish to recommence Installment payments for the next year. Great-West must receive notice 30 calendar days before the next Ratchet Date that you wish to recommence payments; otherwise, Great-West will not make any Installments. The Ratchet Date will not change if Installments are suspended.
You are solely responsible for any adverse consequences that may result from any Distributions or withdrawals. You should consult with a financial advisor prior to making any withdrawals.
Ratchet to Benefit Base During the GAW Phase
Once a year, on your Ratchet Date, we will review your GAW and may make an adjustment by increasing your GAW amount. This adjustment, if applicable, will be made by a Ratchet. Just like the Accumulation Phase, we will compare the Covered Fund Value to determine if it exceeds the Benefit Base. If so, we will adjust the Benefit Base to equal the Covered Fund Value.
On each Ratchet Date, the Benefit Base automatically adjusts to the greater of:
(a)	the current Benefit Base; or
(b)	the current Covered Fund Value.
GAWs will adjust annually on the Ratchet Date based on the new Benefit Base. This information will be reflected in your quarterly statement and online.
Installments will not change unless Requested by the Owner. You may Request to change your Installments at the time you elect your GLWB Rider by providing standing instructions to maximize your Installments, or at any time before your next Ratchet Date by contacting the Retirement Resource Operations Center.
Reset of the GAW% During the GAW Phase
Annually, Great-West shall multiply the Covered Fund Value, subject to the Benefit Base Cap, as of the Ratchet Date by the Attained Age GAW% (based on your or the younger Joint Covered Person’s Attained Age on the Ratchet Date) and determine if it is higher than the current Benefit Base multiplied by the current GAW%. Great-West will then provide the Owner with the result of this calculation. This information will be reflected in your quarterly statement and online.
Installments will not change unless Requested by the Owner. You may Request to change your Installments at the time you elect your GLWB Rider by providing standing instructions to maximize your Installments, or at any time before your next Ratchet Date by contacting the Retirement Resource Operations Center.
If beneficial, the current GAW% will change to the Attained Age GAW% and the Benefit Base will change to the current Covered Fund Value as of the Ratchet Date. If the Reset takes effect, it will be effective on the Ratchet Date as the Ratchet Date does not change due to Reset.
Example:
If (Attained Age GAW%) x (Covered Fund Value as of Ratchet Date)
is greater than (Current GAW%) x (Current Benefit Base)
then (Attained Age GAW%) x (Covered Fund Value as of Ratchet Date) becomes new GAW and (Covered Fund Value) = (New Benefit Base)
Numerical Example When Reset is Beneficial:
Age at Initial Installment Date = 60
Attained Age = 70
Covered Fund Value = $120,000
Current Benefit Base = $125,000
Current GAW% before Ratchet Date = 4%
Attained Age GAW% after Ratchet Date = 5.5%
46

(Current GAW%) x (Current Benefit Base) = 4% x $125,000 = $5,000
(Attained Age GAW%) x (Covered Fund Value) = 5.5% x $120,000 = $6,600

So New GAW is $6,600
New Benefit Base is $120,000
New GAW% of 5.5% will take effect.
Numerical Example When Reset is NOT Beneficial:
Age at Initial Installment Date = 60
Attained Age = 70
Covered Fund Value = $75,000
Current Benefit Base = $125,000
Current GAW% before Ratchet = 4%
Attained Age GAW% after Ratchet Date = 5.5%

(Current GAW%) x (Current Benefit Base) = 4% x $125,000 = $5,000
(Attained age withdrawal %) x (Covered Fund Value) = 5.5% x $75,000 = $4,125

So Because $4,125 is less than current GAW of $5,000, no Reset of the GAW% will take effect.
Additional GLWB Rider Contributions During the GAW Phase
Additional GLWB Rider Contributions made after the Initial Installment Date will increase the Benefit Base dollar-for-dollar on the date the GLWB Rider Contribution is made and will increase the GAW amount for the current year.
To calculate the new GAW amount, we multiply the new Benefit Base by the current GAW%.
Installments will not change unless Requested by the Owner. You may Request to change your Installments at the time you elect your GLWB Rider by providing standing instructions to maximize your Installments, or at any time before your next Ratchet Date by contacting the Retirement Resource Operations Center.
Payments on Death During GAW Phase
If an Owner Dies After the Initial Installment Date as a Single Covered Person for Non-Qualified Annuity Contracts
If an Owner dies after the Initial Installment Date without a second Covered Person, the GLWB will terminate and no further Installments will be paid. If the death occurs before the GLWB Settlement Phase, the remaining Covered Fund Value will be liquidated and will be transferred into the Schwab Government Money Market Portfolio Sub-Account, and distributed to the Beneficiary. If permitted by the Contract and the Code, if applicable, the Beneficiary may elect to have a new Contract issued with the Beneficiary as the sole Owner and Covered Person, in which event an initial Benefit Base shall be established and he or she will be subject to all terms and conditions of the Contract and the Code, if applicable. Any election made by the Beneficiary is irrevocable.
If the Owner has elected a Restricted Beneficiary Payout Option, the Covered Fund Value will be liquidated and transferred into the Schwab Government Money Market Sub-Account and then distributed to the Beneficiary according to the terms of the Restricted Beneficiary Payout Options elected. See “Restricted Beneficiary Payout Options” above for more information.
If an Owner Dies After the Initial Installment Date while Second Covered Person is Living for Non-Qualified Annuity Contracts
Upon the death of an Owner after the Initial Installment Date, and while a second Covered Person who was legally married to the deceased Owner under applicable state law on the date of death is still living, the surviving Covered Person will become the sole Owner and Beneficiary (if permitted by the terms of the Contract and the Code, if applicable), and he or she will acquire all rights under the Contract and will continue to receive GAWs based on the deceased Owner’s election. Installments may continue to be paid to the surviving Covered Person based on the GAW% for Joint Covered Persons. Installments will continue to be paid to the surviving Covered Person until his or her death and, upon death, the surviving Covered Person’s Beneficiary will receive any remaining Covered Fund Value
47

if such death occurs before the GLWB Settlement Phase. Alternatively, the surviving Covered Person may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution. In either situation the Ratchet Date will be the date when the Annuity Account is established.
For Contracts owned by Non-Grantor Trusts, Installments will continue to be paid to the surviving Covered Person in accordance with permissible distributions under the Code and other applicable state and federal laws, rules and regulations governing such benefit payments. Alternatively, the surviving Covered Person may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution. The Ratchet Date will be the date when the Annuity Account is established.
If the Owner has elected a Restricted Beneficiary Payout Option and the Beneficiary is not entitled to continue the Contract, the Covered Fund Value will be liquidated and transferred into the Schwab Government Money Market Sub-Account and then distributed to the Beneficiary according to the terms of the Restricted Beneficiary Payout Options elected. See “Restricted Beneficiary Payout Options” above for more information.
If the surviving Covered Person/Beneficiary becomes the sole Owner, then he or she will be subject to all terms and conditions of the Contract, the GLWB Rider and the Code, if applicable.
Any election made by the Beneficiary pursuant to this section is irrevocable.
If the Owner Dies After the Initial Installment Date as a Single Covered Person for Qualified Annuity Contracts
If the Owner dies after the Initial Installment Date without a second Covered Person, the GLWB will terminate and no further Installments will be paid. If the death occurs before the GLWB Settlement Phase, the remaining Covered Fund Value shall be distributed to the Beneficiary in accordance with the terms of the Contract. If permitted by the Contract and the Code, the Owner’s Beneficiary may elect to continue the Contract in which event an initial Benefit Base shall be established and he or she will be subject to all terms and conditions of the GLWB Rider and the Code. Any election made by the Beneficiary is irrevocable.
If the Owner has elected a Restricted Beneficiary Payout Option and the Beneficiary is not entitled to continue the Contract, the Covered Fund Value will be liquidated and transferred into the Schwab Government Money Market Sub-Account and then distributed to the Beneficiary according to the terms of the Restricted Beneficiary Payout Options elected. See “Restricted Beneficiary Payout Options” above for more information.
If the Owner Dies After the Initial Installment Date while Second Covered Person is Living for Qualified Annuity Contracts
Upon the death of an Owner after the Initial Installment Date, and while the second Covered Person is still living, the second Covered Person/Beneficiary may elect to become an Owner (if permitted by the Contract and the Code) and he or she will acquire all rights under the GLWB Rider and continue to receive GAWs based on the original Owner’s election. Installments may continue to be paid to the surviving Covered Person based on the GAW% for Joint Covered Persons. Installments will continue to be paid to the surviving Covered Person until his or her death and, upon death, the surviving Covered Person’s Beneficiary will receive any remaining Covered Fund Value. Alternatively, he or she may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to become an Owner. In either situation the Ratchet Date will be the date when the Account is established.
If the Owner has elected a Restricted Beneficiary Payout Option and the Beneficiary is not entitled to continue the Contract, the Covered Fund Value will be liquidated and transferred into the Schwab Government Money Market Sub-Account and then distributed to the Beneficiary according to the terms of the Restricted Beneficiary Payout Options elected. See “Restricted Beneficiary Payout Options” above for more information.
To the extent the Beneficiary becomes an Owner, he or she will be subject to all terms and conditions of the GLWB Rider and the Code.
Effect of Excess Withdrawals During the GAW Phase
After the Initial Installment Date, the portion of Distributions or Transfers that, combined with all other amounts, exceeds the GAW amount will be considered an Excess Withdrawal. The Benefit Base will be adjusted by the ratio of the new Covered Fund Value (after the Excess Withdrawal) to the previous Covered Fund Value (before the Excess Withdrawal). If an Excess Withdrawal occurs, the GAW and current Benefit Base will be adjusted on the next Ratchet Date.
48

If an Owner makes a Request for a Distribution or Transfer over the telephone, Great-West will advise the Owner whether such Distribution or Transfer will be considered an Excess Withdrawal and/or advise the maximum amount that he or she could receive prior to the Distribution or Transfer being considered an Excess Withdrawal. Alternatively, if an Owner makes a Request in writing, Great-West will advise the Owner that Excess Withdrawals could reduce future benefits by more than the dollar amount of the Excess Withdrawal and that the Owner may contact Great-West by telephone to determine whether, as of the date of the Request, the requested Distribution or Transfer would be considered an Excess Withdrawal. The actual dollar effect of such Distribution or Transfer will be determined as of the date that Great-West receives the Request, subject to the terms set forth in the written Request.
Numerical Example:
Covered Fund Value before GAW =	$55,500
Benefit Base =	$100,000
GAW % =	5.5%
GAW Amount =	$100,000 x 5.5% = $5,500

Total annual withdrawal:	$10,500
Excess Withdrawal =	$10,500 – $5,500 = $5,000
Covered Fund Value after GAW =	$55,500 – $5,500 = $50,000
Covered Fund Value after Excess Withdrawal =	$50,000 – $5,000 = $45,000
Adjustment due to Excess Withdrawal =	$45,000/$50,000 = 0.90
Adjusted Benefit Base =	$100,000 x 0.90 = $90,000
Adjusted GAW Amount =	$90,000 x 5.5% = $4,950
(Assuming no GAW increase on succeeding Ratchet Date)
GLWB Settlement Phase
The GLWB Settlement Phase begins when the Covered Fund Value has reduced to zero as a result of negative Covered Fund performance, payment of the Guarantee Benefit Fee, certain other fees (e.g., Mortality and Expense fees, advisory fees or asset management fees), and/or GAWs, but the Benefit Base is still positive.
When the GLWB Settlement Phase begins, if the remaining Covered Fund Value is less than the amount of the final Installment in the GAW Phase, Great-West will pay the remaining balance of the Installment within 7 days from the Installment Date. Installments continue for your life under the terms of the GLWB Rider, but all other rights and benefits under the GLWB Rider will terminate. Installments will continue in the same frequency as previously elected, and cannot be changed during the Settlement Phase. During the Settlement Phase, Installments from one anniversary to the next will equal the Guaranteed Annual Withdrawal Amount.
Distributions and Transfers are not permitted during the Settlement Phase.
During the Settlement Phase, the Guarantee Benefit Fee will not be deducted. When the last Covered Person dies during the Settlement Phase, the Rider will terminate and no Installments will be paid to the Beneficiary.
Divorce and the Income Segment
Divorce During the GLWB Accumulation Phase – Non-Qualified Annuity Contracts
If the Annuity Account is transferred or split pursuant to a settlement agreement or a court-issued divorce Decree before the Initial Installment Date, the Owner(s) must immediately notify us and provide a copy of the Decree and any other information that we may require.
If the former Spouse of the Owner becomes the sole Owner of the Annuity Account by a settlement agreement or a court-issued divorce Decree, the Owner may request that the Contract be reissued with the former Spouse as the sole Owner. If the Contract is so reissued, the current Benefit Base will be maintained.
49

If the Annuity Account is divided between the Owner and the Owner’s former Spouse by a settlement agreement or a court-issued divorce Decree, the Owner(s) may request that the current Contract will be maintained and a new Contract will be issued to the former Spouse, with the Owner and the former Spouse each being a Covered Person under his/her own Contract. If the Contract is reissued as one new Contract, the Benefit Base will be proportionate to the share of the Covered Fund Value allocated to the former Spouse as of the date of reissuance. If the Contract is reissued as two new Contracts, the Benefit Base will be divided in the same proportion as the respective Covered Fund Values as of the date of reissuance.
Divorce During the GLWB Accumulation Phase – Qualified Annuity Contracts
Pursuant to Section 408(d)(6) of the Code and the regulations thereunder, Great-West will make payment to the Alternate Payee and/or establish an Annuity Account on behalf of the Alternate Payee named in a Decree received during the GLWB Accumulation Phase. The Alternate Payee shall be responsible for submitting a Request to begin Distributions in accordance with the Code.
If the Alternate Payee named in the Decree is the Owner’s Spouse during the Accumulation Phase, he or she may elect to become an Owner, either by maintaining the current Benefit Base of the previous Owner, divided pursuant to the terms of the Decree, or establishing a new Benefit Base based on the current Covered Fund Value on the date his or her Annuity Account is established and he or she will continue as an Owner. If the Alternate Payee elects to maintain the current Benefit Base, the Benefit Base will be divided between the Owner and the Alternate Payee in the same proportion as their respective Covered Fund Values pursuant to the terms of the Decree In either situation, the Alternate Payee’s Election Date shall be the date the Annuity Account is established.
To the extent that the Alternate Payee becomes an Owner, she or he will be subject to all terms and conditions of the Contract.
Any election made by the Alternate Payee pursuant to this section is irrevocable.
Divorce During the GAW Phase – Non-Qualified Annuity Contracts
If the Annuity Account is transferred or split pursuant to a settlement agreement or a court-issued divorce Decree after the Initial Installment Date but before the GLWB Settlement Phase, the Owner(s) must immediately notify Great-West and provide the information that Great-West requires.
Pursuant to the agreement or decree, if there is a single Covered Person, the Benefit Base and GAW will be divided between the Spouses in the same proportion as each respective Spouses’s Covered Fund Values as of the effective date of the agreement or decree. The Owner may continue to receive proportional GAWs after the Annuity Accounts are split. The former Spouse may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to become and Owner and receive his or her proportional GAWs.
Pursuant to the agreement or decree, if there are two Covered Persons, the Benefit Base and GAW will be divided in the same proportion as each respective Spouse’s Covered Fund Values as of the effective date of the agreement or decree. The Owner may continue to receive the proportional GAWs after the Annuity Accounts are split, based on the amounts calculated pursuant to the Joint Covered Persons GAW%. The former Spouse may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to continue proportionate GAWs in the GAW Phase based on the amounts calculated pursuant to the Joint Covered Persons GAW% after the Annuity Accounts are split. A new Installment anniversary date will be established for the former Spouse on the date the Annuity Accounts are split.
In the alternative, the former Spouse may establish a new GLWB in the Accumulation Phase with the Benefit Base based on the current Covered Fund Value on the date his or her Annuity Account is established.
To the extent that the former Spouse becomes an Owner, he or she will be subject to all terms and conditions of the GLWB Rider and the Code.
Any election made by the former Spouse pursuant to this section is irrevocable.
Divorce During the GAW Phase – Qualified Annuity Contracts
Pursuant to Section 408(d)(6) of the Code and the regulations thereunder, Great-West will make payment to the Alternate Payee and/or establish an Annuity Account on behalf of the Alternate Payee named in a Decree approved during the GAW Phase. The Alternate Payee shall be responsible for submitting a Request to begin Distributions in accordance with the Code.
50

Pursuant to the instructions in the Decree, if there is a single Covered Person, the Benefit Base and GAW will be divided in the same proportion as each respective Spouse’s Covered Fund Values as of the effective date of the Decree. The Owner may continue to receive the proportional GAWs after the Annuity Accounts are split. If the Alternate Payee is the Owner’s Spouse, he or she may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to become an Owner.
Pursuant to the instructions in the Decree, if there are two Covered Persons, the Benefit Base and GAW will be divided in the same proportion as each respective Spouse’s Covered Fund Values as of the effective date of the Decree. The Owner may continue to receive the proportional GAWs after the Annuity Accounts are split, based on the amounts calculated pursuant to the Joint Covered Persons GAW%. If the Alternate Payee is the Owner’s Spouse, he or she may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to continue proportionate GAWs in the GAW Phase based on the amounts calculated pursuant to the Joint Covered Persons GAW% after the Annuity Accounts are split. A new Installment anniversary date will be established for the Alternate Payee on the date the Annuity Accounts are split.
In the alternative, the Alternate Payee may establish a new GLWB in the Accumulation Phase with the Benefit Base based on the current Covered Fund Value on the date his or her Annuity Account is established.
To the extent that the Alternate Payee becomes an Owner, he or she will be subject to all terms and conditions of the GLWB Rider and the Code.
Any election made by the Alternate Payee pursuant to this section is irrevocable.
Divorce During the GLWB Settlement Phase
If a Request is made in connection with a divorce, Great-West will divide the Installment pursuant to the terms of any settlement or divorce decree. Installments will continue pursuant to the lives of each payee.
Termination of the GLWB Rider
The GLWB Rider will terminate automatically upon the earliest of:
(a)	the date of death of the Owner if there is no surviving Covered Person;
(b)	the date of death of the Annuitant if there is no surviving Covered Person of a Contract held by a Non-Grantor Trust;
(c)	the date Death Benefits are paid to the Owner of a Contract held by a Non-Grantor Trust;
(d)	the date there is no longer a Covered Person under the GLWB Rider;
(e)	the date the Contract is terminated;
(f)	the date the Benefit Base is reduced to zero prior to the GLWB Settlement Phase due to one or more Excess Withdrawals;
(g)	the Annuity Commencement Date, if no Installments have been taken; or
(h)	In those states that the Contract permits you to change the Owner of the Contract or assign the Contract, the date a Non-Qualified Annuity Contract and Rider are assigned to a new Owner if the Covered Person(s) is/are changed.
If the GLWB is canceled, the Benefit Base, GAW and any other benefit accrued or received under the GLWB shall terminate. The Owner may not make any subsequent Transfers or GLWB Rider Contributions into the GLWB Rider until at least ninety (90) calendar days after termination of the GLWB, at which point a new GLWB Rider Election Date shall be recorded. In such an event, the Benefit Base will be based on the current Covered Fund Value on the date the new GLWB is established.
We will not provide Owners with notice prior to termination of the Contract or GLWB Rider and the Guarantee Benefit Fee will not be refunded upon termination of the GLWB Rider.
You should consult with your financial professional to assist you in determining whether the GLWB Rider is suited for your financial needs and investment risk tolerance. Adding the GLWB Rider to your Contract may not be in your interest since all conditions of the Rider must be met, an additional annual fee is imposed and a Covered Person must remain living for you to receive certain benefits. Furthermore, the GLWB Rider contains different investment options (Covered Funds) and special investment limitations with conditions than otherwise available under the Contract. You should carefully consider each of these factors before deciding if a GLWB Rider is suitable for your needs, especially at older ages.
The applicable GAW% and Joint GAW% are shown in the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract, rather than at the time you select a GLWB Rider. If you would like more information on the GLWB Rider, the GAW%, or the Joint GAW% applicable to you, or for a copy of the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract, please contact our Retirement Resource Operations Center.
51

Seek Tax Advice
The following discussion of the federal income tax consequences is only a brief summary of general information and is not intended as tax advice to any individual. The federal income tax consequences discussed here reflect our understanding of current law and the law may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on your individual circumstances or the circumstances of the person who receives the distribution.
You should consult a tax advisor for further information.
Federal Tax Matters
The following discussion is a general description of federal income tax considerations relating to the Contract and is not intended as tax advice. This discussion assumes that the Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all situations. If you are concerned about the tax implications relating to the ownership or use of the Contract, you should consult a competent tax advisor as to how the tax rules apply to you before initiating any transaction.
This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the IRS. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.
Because tax laws, rules, and regulations are constantly changing, we do not make any guarantees about the Contract’s tax status.
Taxation of Annuities
Section 72 of the Code governs the taxation of annuities. An owner who is a “natural person” will not generally be taxed on increases, if any, in the value of the Annuity Account Value until all or part of the Annuity Account Value is distributed (for example, withdrawals, GAW payments or annuity payouts under the annuity payout option elected). An Owner who is a “non-natural entity”, such as a Non-Grantor Trust will generally be taxed on increases, if any, in the value of the Annuity Account Value until all or part of the Annuity Account Value is distributed. However, if the Non-Grantor Trust is considered to be an agent for a natural person, the Contract generally will be treated as held by a natural person. You should consult with your tax advisor as to whether your Non-Grantor Trust satisfies the exception to the non-natural owner rule.
Under a Grantor Trust, the Grantor(s), who must be a natural person(s), is treated as the Owner of the Contract for tax purposes. The taxable portion of a distribution (in the form of a single sum payout, a withdrawal, a GAW payment or an annuity) is taxable as ordinary income.
If the Owner of a Contract is a non-natural person (for example, a corporation, partnership, limited liability company or trust), the Owner must generally include in income any increase in the excess of the Annuity Account Value over the “investment in the Contract” (discussed below) during each taxable year. The rule generally does not apply, however, where the non-natural person is only the nominal Owner of a Contract and the beneficial Owner is a natural person.
This rule also does not apply where:
•	The Contract is acquired by the estate of a decedent.
•	The Contract is a qualified funding asset for a structured settlement.
•	The Contract is an immediate annuity.
The following discussion generally applies to a Contract owned by a natural person.
Withdrawals
Partial withdrawals, including GAW payments and periodic withdrawals that are not part of an annuity payout, are generally treated as taxable income to the extent that the Annuity Account Value immediately before the withdrawal exceeds the “investment in the Contract” at that time. Full surrenders are treated as taxable income to the extent that the amount received exceeds the “investment in the Contract.” The taxable portion of any withdrawal is taxed at ordinary income tax rates.
52

The IRS has not provided guidance as to the tax treatment of the charge for the GLWB (the Guarantee Benefit Fee) under the Contract. The IRS could treat the deduction of the Guarantee Benefit Fee from the Covered Fund Value (for applications signed before May 1, 2017) or the Benefit Base (for applications signed on or after May 1, 2017) as a deemed withdrawal from the contract subject to current income tax to the extent the amount deemed received exceeds the investment in the Contract and, if applicable, the 10% premature distribution penalty tax. We do not currently report charges for the GLWB as withdrawals, but we will do so in the future if the IRS requires that we do so.
Annuity Payouts
Although the tax consequences will vary depending on the annuity form elected under the Contract, in general, only the portion of the annuity payout that exceeds the exclusion amount will be taxed. The exclusion amount is generally determined by a formula that establishes the ratio of the “investment in the Contract” to the expected return under the Contract. For variable annuity payouts, in general there is no tax on the portion of each payout which represents the same ratio that the “investment in the Contract” allocated to the variable annuity payouts bears to the number of payouts expected to be made (determined by Treasury Department regulations which take into account the Annuitant’s life expectancy and the form of annuity benefit selected). However, the remainder of each annuity payout is taxable. Once the “investment in the Contract” has been fully recovered, the full amount of any additional annuity payouts is taxable. If the annuity payments stop as a result of an Annuitant’s death before full recovery of the “investment in the Contract,” you should consult a competent tax advisor regarding the deductibility of the unrecovered amount.
If part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals.
The taxable portion of any annuity payout is taxed at ordinary income tax rates.
Penalty Tax
There may be a federal income tax penalty imposed equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:
•	Made on or after the date on which the Owner reaches age 59 1⁄2.
•	Made as a result of death or disability of the Owner.
•	Received in substantially equal periodic payouts (at least annually) for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the Beneficiary.
Similar penalties are imposed on premature distributions from Qualified Annuity Contracts. For more details regarding this penalty tax and other exemptions that may be applicable, consult a competent tax advisor.
Taxation of Death Benefit Proceeds
Amounts may be distributed from the Contract because of the death of an Owner. Generally such amounts are included in the income of the recipient as follows:
•	If distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above.
•	If distributed under an annuity form, they are taxed in the same manner as annuity payouts, as described above.
Distribution at Death
For a Non-Qualified Annuity Contract to be treated as an annuity contract for federal income tax purposes, the terms of the Contract must provide the following two distribution rules:
•	If the Owner dies before the date annuity payouts start, the entire Annuity Account Value must generally be distributed within five years after the date of death. If payable to a designated Beneficiary, the distributions may be paid over the life of that designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, so long as payouts start within one year of the Owner’s death. If the sole designated Beneficiary is the Owner’s Spouse, the Contract may be continued in the name of the Spouse as Owner.
•	If the Owner dies on or after the date annuity payouts start, and before the entire interest in the Contract has been distributed, payments under the Contract must continue on the same or on a more rapid schedule than that provided for in the method in effect on the date of death.
53

See the discussion below for Required Minimum Distributions from Qualified Annuity Contracts.
Diversification of Investments
For a Non-Qualified Annuity Contract to be treated as an annuity for federal income tax purposes, the investments of the Sub-Accounts must be “adequately diversified” in accordance with Treasury Department Regulations. If the Series Account or a Sub-Account failed to comply with these diversification standards, a Non-Qualified Annuity Contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxable currently on the excess of the Annuity Account Value over the “investment in the Contract.”
Although we may not control the investments of the Covered Funds or the Portfolios, we expect that the Covered Funds and the Portfolios will comply with such regulations so that the Sub-Accounts will be considered “adequately diversified.” Owners bear the risk that the entire Non-Qualified Annuity Contract could be disqualified as an annuity under the Code due to the failure of the Series Account or a Sub-Account to be deemed to be adequately diversified.
Owner Control
In connection with its issuance of temporary and proposed regulations under Section 817(h) in 1986, the Treasury Department announced that those regulations did not “provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company to be treated as the owner of the assets in the account” (which would result in the current taxation of the income on those assets to the Owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. We do not believe that the ownership rights of an Owner under the Contract would result in any Owner being treated as the owner of the assets of the Contract under Rev. Rul. 2003-91. However, we do not know whether the IRS will provide additional guidance on this issue and what standards that guidance may contain. Therefore, we reserve the right to modify the Contract as necessary to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Contract.
Multiple Contracts
All deferred, Non-Qualified Annuity Contracts that Great-West (or our affiliates) issues to the same Owner during any calendar year must be treated as a single annuity contract for purposes of determining the taxable amount.
Withholding
Distributions generally are subject to withholding at rates that vary according to the type of distribution and the recipient’s tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions.
Section 1035 Exchanges
Code Section 1035 provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. Generally, an annuity contract issued in an exchange for another annuity contract is treated as new for purposes of the penalty and distribution at death rules.
If the initial Contribution is made as a result of an exchange or surrender of another annuity contract, we may require you to inform us regarding the federal income tax status of the previous annuity contract.
In Revenue Procedure 2011-38, the IRS eased the restrictions on when a partial transfer between annuity contracts will be treated as a tax-free exchange under Code Section 1035. The original restrictions were imposed by Revenue Procedure 2008-24, which set forth the circumstances under which a direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract would be treated by the IRS as a tax-free exchange.
Under Rev. Proc. 2011-38:
1.	The period of time in which cash cannot be withdrawn from either contract after a partial transfer is 180 days, and
54

2.	Annuity payments that satisfy the partial annuitization rule of Code Section 72(a)(2) will not be treated as a distribution from either the old or new contract.
Please discuss any tax consequences concerning any contemplated or completed transactions with a competent tax advisor.
Assignment, Transfer or Exchange of the Contract
Unless otherwise required by the state in which the Contract is issued, the Owner may not be changed and the Contract may not be transferred, sold, assigned, pledged, charged, encumbered, or in any way alienated.
In certain states the Contract permits you to assign your interest in the Contract. In such states, you must submit to us an original or certified copy of the assignment. Once we record the assignment, the Owner’s rights and those of the Beneficiary are subject to the assignment. We are not responsible for the validity of any assignment. In these states, an assignment of the Contract will result in termination of the GLWB Rider except in certain circumstances. See “Termination of the GLWB Rider” above.
The designation of an Annuitant or other Beneficiary who is not also the Owner may result in adverse tax consequences that are not discussed in this Prospectus.
Assignment or transfer of Ownership while the Owner is still alive will result in cancellation of any Restricted Beneficiary Payout Options chosen by the Owner. See “Restricted Beneficiary Payout Options” above for more information.
Investment Income Surtax
Distributions from Non-Qualified Annuity Contracts are considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts as follows: an amount equal to the lesser of (a) “net investment income”; or (b) the excess of a taxpayer’s modified adjusted gross income over a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 for everyone else). “Net investment income” is defined for this purpose as including the excess (if any) of gross income from annuities over allowable deductions, as such terms are defined in the Health Care and Education Reconciliation Act of 2010. The term net investment income excludes any distribution from an IRA or certain other retirement plans or arrangements. The IRS has issued regulations implementing this new provision of the law. Please consult the impact of the Investment Income Surtax on you with a competent tax advisor.
Domestic Partnerships, Civil Unions, and Same-Sex Marriages
The Internal Revenue Service’s Revenue Ruling 2013-17 holds that for all federal tax purposes, including income, gift and estate tax, the IRS will recognize same-sex marriages that are legally valid in the state where the couple married, regardless of whether the state in which the couple resides would recognize the marriage. In the 2015 case, Obergefell v. Hodges, the U.S. Supreme Court required all states to issue marriage licenses to same-sex couples and to recognize same-sex marriages validly performed in other jurisdictions. For federal tax purposes, the term ‘marriage’ does not include registered domestic partnerships, civil unions, or other similar formal relationships recognized under state law that are not denominated as a marriage under that state’s law. Therefore, domestic partners and individuals in civil unions are not treated as Spouses under this Contract. You are strongly encouraged to consult with a competent tax advisor for additional information on your state’s law regarding civil unions and same-sex marriages.
Qualified Annuity Contracts
Notwithstanding any provision of the Contract or GLWB Rider, certain provisions apply to Contracts intended to qualify as Individual Retirement Annuities under section 408(b) of the Code and Roth Individual Retirement Annuities under section 408A of the Code:
•	Only the Owner may be the Annuitant of the Contract;
•	Only one Owner may be established under the Contract;
•	The Contract will be established for the exclusive benefit of the Owner and the Beneficiary;
•	The entire interest of the Owner is non-forfeitable;
•	The Contract is non-transferable. The Owner may not borrow any money under the Contract or pledge it as security for a loan. The Owner may not sell, assign or transfer the Contract, unless permitted by a Divorce or Separation Decree.
•	Separate records will be maintained for the interest of each Owner. Great-West will furnish an annual calendar year report on the status of the Contract and such information concerning required minimum distributions as is prescribed by the Commissioner of Internal Revenue.
55

Contributions to Qualified Annuity Contracts
Except in the case of a “rollover contribution” as permitted by sections 402(c), 402(e)(6), 403(a)(4), 403(b)(8) 403(b)(10) 408(d)(3) or 457(e)(16) of the Code or a Contribution made in accordance with the terms of a Simplified Employee Pension (SEP), as described in Code Section 408(k), Contributions will only be accepted if they are in cash. The total of such Contributions shall not exceed the maximum as Section 219(b)(5)(A) of the Code may allow, for any taxable year, regardless of whether such Contributions are deductible by the Owner under Section 219(b)(1) of the Code. In the case of an individual who is age 50 or older, the annual cash Contribution limit is increased by the amount as Section 219(b)(5)(B) of the Code may allow for any taxable year.
You have sole responsibility for determining whether any premium payment meets applicable income tax requirements.
Required Minimum Distributions from Qualified Annuity Contracts
It is the responsibility of the Owner to Request payments in accordance with the minimum distribution requirements of the Code. Great-West is not responsible for any penalties resulting from a failure to Request timely payments in the proper amount. Required Minimum Distributions (“RMDs”) made from the GLWB Rider will only be made in a manner consistent with the required minimum distribution rules or other provisions of the Code. The Owner must begin to take payments which satisfy the minimum distribution requirements of the Code no later than April 1 of the calendar year following the calendar year in which the Owner attains age 70 1⁄2. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.
Any RMD during the GLWB Accumulation Phase will be considered an Excess Withdrawal.
During the GAW Phase, RMDs will not be considered to be Excess Withdrawals if the required minimum distribution causes the total Distributions to exceed the GAW amount to the extent the RMD amount is attributable to the Covered Fund Value.
You should consult a tax advisor regarding withdrawals to satisfy his or her RMD amount.
Distributions Before Death in Qualified Annuity Contracts
Notwithstanding any provision of the Contract, GLWB Rider or Endorsement to the contrary, the distribution of the individual’s interest in the Qualified Annuity Contract shall be made in accordance with the requirements of Section 408(b)(3) of the Code and the regulations thereunder. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.
The Owner’s entire interest in the Contract must be distributed, or begin to be distributed, by the Owner’s required beginning date, which is April 1 of the calendar year following the calendar year in which the Owner reaches age 70 1⁄2. For that year, and each succeeding year, a distribution must be made on or before December 31. By the required beginning date, the Owner may elect to have the balance in the Contract distributed in one of the following forms:
(a)	a single sum payment;
(b)	equal or substantially equal payments no less frequently than annually over the life of the Owner;
(c)	equal or substantially equal payments no less frequently than annually over the lives of the Owner and the designated Beneficiary;
(d)	equal or substantially equal payments no less frequently than annually over a period not extending beyond the Owner’s life expectancy; or
(e)	equal or substantially equal payments no less frequently than annually over a period not extending beyond the joint life and last survivor expectancy of the Owner and the designated Beneficiary.
All distributions made hereunder shall be made in accordance with section 401(a)(9) of the Code, including the incidental death benefit requirements, and any other applicable regulations.
If payment is not to be made in the form of periodic annuity payments on an irrevocable basis (except for acceleration), the amount to be distributed each year, beginning with the first calendar year for which distributions are required and then for each succeeding calendar year will be determined under the applicable provisions of the Code and the implementing regulations.
56

Distributions Upon Death in Qualified Annuity Contracts
Distributions beginning before death. If the Owner dies after distribution has begun, the remaining portion of such interest will continue to be distributed at least as rapidly as under the method of distribution being used prior to the individual’s death.
Distributions beginning after death. If the Owner dies before distribution has begun, distribution of the individual’s entire interest shall be completed by December 31 of the calendar year containing the fifth anniversary of the individual’s death unless an election is made to receive distribution in accordance with (1) or (2) below:
1)	If the Owner’s interest is payable to a designated Beneficiary, then the entire interest of the individual may be distributed in equal or substantially equal payments over the life or over a period certain not greater than the life expectancy of the designated Beneficiary commencing on or before December 31 of the calendar year immediately following the calendar year in which the Owner died.
2)	If the designated Beneficiary is the Owner’s surviving Spouse, the date distributions are required to begin in accordance with (1) above shall not be earlier than the later of (A) December 31 of the calendar year immediately following the calendar year in which the individual died or (B) December 31 of the calendar year in which the individual would have attained age 70 1⁄2.
3)	If the designated Beneficiary is the Owner’s surviving Spouse, the Spouse may treat the Contract as his or her own Qualified Annuity Contract. This election will be deemed to have been made if such surviving Spouse makes a regular Contribution to the Contract, makes a rollover to or from such Contract, or fails to elect any of the above provisions.
Life expectancy is computed by use of the single life table in Q&A 1 of Section 1.401(a)(9)-9 of the regulations. If distributions are being made to a surviving Spouse as the sole designated Beneficiary, such Spouse’s remaining life expectancy for a year is the number in the single life table corresponding to such Spouse’s age in each year after the calendar year of the Owner’s death. In all other cases, remaining life expectancy for a year is the number in the single life table corresponding to the Beneficiary’s age in the year following the calendar year of the individual’s death and reduced by 1 for each subsequent year.
Distribution of the Contracts
We offer the Contract on a continuous basis. We have entered into a distribution agreement with Charles Schwab & Co., Inc. (“Schwab”) and GWFS. Contracts are sold in those states where the Contract may lawfully be sold by licensed insurance agents who are registered representatives. Schwab is registered as a broker/dealer under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and is a member of FINRA. Schwab’s principal offices are located at 211 Main Street, San Francisco, California 94105.
GWFS is the principal underwriter and distributor of the Contracts and is a wholly-owned subsidiary of Great-West. GWFS is registered with the SEC as a broker/dealer under the Exchange Act and is a member of FINRA. Its principal offices are located at 8515 East Orchard Road, Greenwood Village, Colorado, 80111.
Great-West (or its affiliates, for purposes of this section only, collectively, “the Company”) pays Schwab compensation for the promotion and sale of the Contract as described below. Compensation paid to Schwab is not paid directly by the Owner or the Series Account. The Company intends to fund this compensation through fees and charges imposed under the Contract and payable to the Company, and from profits on payments received by the Company from Portfolios’ advisers or administrators for providing administrative, marketing, and other support and services to the Portfolios. See “Expenses of the Portfolios” above. The Company pays a portion of these proceeds to Schwab for distribution services.
As compensation for distribution services and some Contract administrative services, the Company pays Schwab an annual fee equal to 0.51% of average daily Series Account assets. The Company also may pay a marketing allowance or allow other promotional incentives or payments to Schwab in the form of cash or other compensation, as mutually agreed upon by the Company and the broker/dealers, to the extent permitted by FINRA rules and other applicable laws and regulations.
You should ask your Schwab representative for further information about what compensation he or she, or Schwab, may receive in connection with your purchase of a Contract.
Voting Rights
In general, you do not have a direct right to vote the Portfolio shares held in the Series Account. However, under current law, you are entitled to give us instructions on how to vote the shares. We will vote the shares according to those instructions at regular and special shareholder meetings. If the law changes and we can vote the shares in our own right, we may elect to do so.
57

Before the Annuity Commencement Date, you have the voting interest. The number of votes available to you will be calculated separately for each of your Sub-Accounts. That number will be determined by applying your percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. You hold a voting interest in each Sub-Account to which your Annuity Account Value is allocated. If you select a variable annuity option, the person receiving payments will have the voting interest, and the votes attributable to the Contract will decrease as annuity payouts are made.
The number of votes of a Portfolio will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Portfolio. Voting instructions will be solicited by communication prior to such meeting in accordance with procedures established by the respective Portfolios.
If we do not receive timely instructions, or if Owners have no beneficial interest in shares held by us, we will vote according to the voting instructions as a proportion of all Contracts participating in the Sub-Account. Shares held by us will also be voted proportionately. The effect of proportional voting is that if a large number of Owners fail to give voting instructions, a small number of Owners may determine the outcome of the vote. If you indicate in your instructions that you do not wish to vote an item, we will apply your instructions on a pro rata basis to reduce the votes eligible to be cast.
Each person or entity having a voting interest in a Sub-Account will receive proxy material, reports, and other material relating to the appropriate Portfolio.
Please note, generally the Portfolios are not required to, and do not intend to, hold annual or other regular meetings of shareholders.
Owners have no voting rights in Great-West.
Rights Reserved by Great-West
We reserve the right to make certain changes we believe would best serve the interests of Owners and Annuitants or would be appropriate in carrying out the purposes of the Contract. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approval may not be required in all cases, however. Examples of the changes we may make include:
•	To operate the Series Account in any form permitted under the 1940 Act or in any other form permitted by law.
•	To Transfer any assets in any Sub-Account to another Sub-Account, or to one or more separate accounts; or to add, combine or remove Sub-Accounts of the Series Account.
•	To substitute, for the Portfolio shares in any Sub-Account, the shares of another Portfolio or shares of another investment company or any other investment permitted by law.
•	To cease offering existing variable annuity payout options or offer other variable annuity options.
•	To cease accepting Contributions at any time for any reason.
•	To make any changes required by the Code or by any other applicable law in order to continue treatment of the Contract as an annuity.
•	To change the time or time of day that a valuation date is deemed to have ended.
•	To make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit us to take, including changing the way we assess charges, without increasing them for any outstanding Contract beyond the aggregate amount guaranteed.
•	To limit the number of Contracts that you may purchase.
Legal Proceedings
Currently, the Series Account is not a party to, and its assets are not subject to any material legal proceedings. Further, Great-West is not currently a party to, and its property is not currently subject to, any material legal proceedings. The lawsuits to which Great-West is a party are, in the opinion of management, in the ordinary course of business, and are not expected to have a material adverse effect on the financial results, conditions, or prospects of Great-West.
Legal Matters
Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Contract has been provided by Carlton Fields, P.A.
58

Commodity Exchange Act
Pursuant to Commodity Futures Trading Commission Rule 4.5, Great-West has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Therefore, it is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.
Cyber Security Risks
Because our variable annuity contract business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from information system failures (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption, and destruction of data maintained online or digitally, denial of service on our website and other operational disruption, and unauthorized release of confidential Owner information. Such system failures and cyber-attacks affecting us, the Portfolios, intermediaries and other affiliated or third-party service providers may adversely affect us and your Annuity Account Value. For instance, system failures and cyber-attacks may interfere with our processing of Contract transactions, including the processing of Transfer Requests from our website or with the Portfolios, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential Owner or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines , litigation, and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios underlying your Contract to lose value. There can be no assurance that we or the Portfolios or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.
Electronic Delivery of Information
Great-West will deliver information electronically only if the Owner has consented to receiving information in electronic form. We will use reasonable procedures to maintain the security of electronically delivered information. Information will be considered to be delivered to the Owner when an e-mail is received. If the Owner consents to receipt of information by electronic means, the Owner agrees to provide an e-mail address to Great-West and to keep that e-mail address current. Upon notice to the Owner, Great-West reserves the right to modify, suspend or terminate delivery of information in electronic form at any time. The Owner may terminate delivery of information in electronic form at any time by notifying the Retirement Operations Resource Center in writing. If electronic delivery of information is terminated, then such information will be delivered by mail at no charge.
Abandoned Property Requirements
Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity contracts) under various circumstances. This “escheatment” is revocable, however, and the state is obligated to pay the applicable proceeds if the property owner steps forward to claim it with the proper documentation. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information, and identifying information for the Owner, Annuitant, and Beneficiaries.
Independent Registered Public Accounting Firm
The financial statements and financial highlights of each of the investment divisions of the Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such financial statements have so been included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The statutory financial statements of Great-West Life & Annuity Insurance Company included in the Statement of Additional Information included in the Registration Statement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such statutory financial statements have so been included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.
Available Information
You may request a free copy of the SAI. Please direct any oral, written, or electronic request for such documents to:
Retirement Resource Operations Center
P.O. Box 173920
59

Denver, CO 80217-3920
(800) 838-0650
AnnuityOperations@greatwest.com
The SEC maintains an Internet website (www.sec.gov) that contains the SAI and other information filed electronically by Great-West concerning the Contract and the Series Account.
The SAI contains more specific information relating to the Series Account and Great-West, such as:
•	general information;
•	Great-West Life & Annuity Insurance Company of New York and the Variable Annuity-1 Series Account;
•	calculation of annuity payouts;
•	services;
•	withholding;
•	financial statements; and
•	historical guaranteed annual withdrawal percentages.
60

APPENDIX A
CONDENSED FINANCIAL INFORMATION
Selected Data for Accumulation Units outstanding Throughout Each Period
For the Periods Ended December 31
INVESTMENT DIVISION (0.65)	2018	2017	2016	2015	2014
AB VPS GROWTH AND INCOME
Value at beginning of period	14.02	11.86	10.73	10.62	10.00
Value at end of period	13.15	14.02	11.86	10.73	10.62
Number of accumulation units outstanding at end of period	65,269	63,321	62,364	54,756	37,351
AB VPS GROWTH
Value at beginning of period	16.10	12.05	12.00	10.00
Value at end of period	16.64	16.10	12.05	12.00
Number of accumulation units outstanding at end of period	63,430	46,424	15,175	12,624
AB VPS REAL ESTATE INVESTMENT
Value at beginning of period	12.60	11.91	11.12	11.11	10.00
Value at end of period	12.01	12.60	11.91	11.12	11.11
Number of accumulation units outstanding at end of period	50,864	51,323	43,795	50,673	4,726
AB VPS SMALL/MID CAP VALUE
Value at beginning of period	13.71	12.20	9.82	10.45	10.00
Value at end of period	11.58	13.71	12.20	9.82	10.45
Number of accumulation units outstanding at end of period	9,483	15,714	11,884	7,482	3,643
ALGER CAPITAL APPRECIATION
Value at beginning of period	13.01	10.00	10.00
Value at end of period	12.91	13.01	10.00
Number of accumulation units outstanding at end of period	73,944	15,432	6,343
ALGER LARGE CAP GROWTH
Value at beginning of period	13.59	10.64	10.80	10.69	10.00
Value at end of period	13.80	13.59	10.64	10.80	10.69
Number of accumulation units outstanding at end of period	68,411	76,660	31,232	33,733	2,221
ALGER MID CAP GROWTH
Value at beginning of period	13.38	10.38	10.34	10.00
Value at end of period	12.30	13.38	10.38	10.34
Number of accumulation units outstanding at end of period	1,365	1,365	1,365	1,365
ALPS RED ROCKS LISTED PRIVATE EQUITY
Value at beginning of period	13.19	10.58	10.00
Value at end of period	11.50	13.19	10.58
Number of accumulation units outstanding at end of period	9,828	6,647	473
AMERICAN CENTURY INVESTMENTS VP BALANCED
Value at beginning of period	12.20	10.78	10.14	10.48	10.00
Value at end of period	11.66	12.20	10.78	10.14	10.48
Number of accumulation units outstanding at end of period	514,782	378,903	228,503	95,412	21,497
AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH
Value at beginning of period	13.53	11.30	10.02	10.69	10.00
Value at end of period	12.52	13.53	11.30	10.02	10.69
Number of accumulation units outstanding at end of period	67,710	43,381	65,920	26,965	21,513
AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL
Value at beginning of period	11.44	8.77	9.35	9.33	10.00
Value at end of period	9.63	11.44	8.77	9.35	9.33
Number of accumulation units outstanding at end of period	54,502	42,160	40,905	9,968	1,992
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE
Value at beginning of period	14.42	13.02	10.68	10.92	10.00
Value at end of period	12.47	14.42	13.02	10.68	10.92
Number of accumulation units outstanding at end of period	54,196	44,557	40,534	36,351	12,692
AMERICAN CENTURY INVESTMENTS VP VALUE
Value at beginning of period	13.80	12.20	10.19	10.68	10.00

INVESTMENT DIVISION (0.65)	2018	2017	2016	2015	2014
Value at end of period	11.90	13.80	12.20	10.19	10.68
Number of accumulation units outstanding at end of period	41,027	56,377	71,238	32,004	10,811
AMERICAN FUNDS IS GROWTH-INCOME FUND
Value at beginning of period	10.00
Value at end of period	9.47
Number of accumulation units outstanding at end of period	18,063
AMERICAN FUNDS IS NEW WORLD FUND
Value at beginning of period	13.32	10.36	10.00
Value at end of period	11.38	13.32	10.36
Number of accumulation units outstanding at end of period	78,696	30,255	98
BLACKROCK GLOBAL ALLOCATION VI
Value at beginning of period	11.46	10.13	9.80	9.93	10.00
Value at end of period	10.55	11.46	10.13	9.80	9.93
Number of accumulation units outstanding at end of period	184,895	117,220	47,281	38,986	7,653
CLEARBRIDGE VARIABLE LARGE CAP PORTFOLIO
Value at beginning of period	10.00
Value at end of period	9.55
Number of accumulation units outstanding at end of period	40,829
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO
Value at beginning of period	12.40	11.06	10.00
Value at end of period	10.78	12.40	11.06
Number of accumulation units outstanding at end of period	7,725	5,977	2,638
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO
Value at beginning of period	12.43	10.07	9.58
Value at end of period	12.78	12.43	10.07
Number of accumulation units outstanding at end of period	28,119	12,113	1,495
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND
Value at beginning of period	13.34	10.50	10.00
Value at end of period	12.71	13.34	10.50
Number of accumulation units outstanding at end of period	16,733	13,484	13,962
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND
Value at beginning of period	19.96	14.89	12.59	11.54	10.00
Value at end of period	18.16	19.96	14.89	12.59	11.54
Number of accumulation units outstanding at end of period	26,142	29,002	9,128	8,422	8,003
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND
Value at beginning of period	14.04	12.39	9.40	10.10	10.00
Value at end of period	11.41	14.04	12.39	9.40	10.10
Number of accumulation units outstanding at end of period	17,473	20,317	20,395	14,994	963
DELAWARE VIP EMERGING MARKETS SERIES
Value at beginning of period	11.97	8.57	7.57	8.91	10.00
Value at end of period	10.01	11.97	8.57	7.57	8.91
Number of accumulation units outstanding at end of period	43,123	57,217	27,527	16,785	3,576
DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
Value at beginning of period	10.00
Value at end of period	8.26
Number of accumulation units outstanding at end of period	17,965
DELAWARE VIP SMALL CAP VALUE SERIES
Value at beginning of period	13.90	12.48	9.56	10.26	10.00
Value at end of period	11.50	13.90	12.48	9.56	10.26
Number of accumulation units outstanding at end of period	40,637	36,504	26,036	24,993	2,336
DELAWARE VIP SMID CAP CORE SERIES
Value at beginning of period	15.06	12.78	11.87	11.11	10.00
Value at end of period	13.15	15.06	12.78	11.87	11.11
Number of accumulation units outstanding at end of period	41,090	35,130	36,232	22,023	6,609

INVESTMENT DIVISION (0.65)	2018	2017	2016	2015	2014
DELAWARE VIP VALUE SERIES
Value at beginning of period	11.04	10.00
Value at end of period	10.67	11.04
Number of accumulation units outstanding at end of period	27,371	2,520
DREYFUS IP MIDCAP STOCK
Value at beginning of period	13.72	11.97	10.44	10.75	10.00
Value at end of period	11.52	13.72	11.97	10.44	10.75
Number of accumulation units outstanding at end of period	49,064	34,841	17,323	21,236	21,419
DREYFUS VIF APPRECIATION
Value at beginning of period	13.57	10.73	10.01	10.33	10.00
Value at end of period	12.56	13.57	10.73	10.01	10.33
Number of accumulation units outstanding at end of period	26,702	26,702	28,347	28,495	14,671
DREYFUS VIF GROWTH AND INCOME
Value at beginning of period	13.99	11.76	10.76	10.66	10.00
Value at end of period	13.25	13.99	11.76	10.76	10.66
Number of accumulation units outstanding at end of period	69,305	72,519	32,227	33,143	16,147
DWS CAPITAL GROWTH VIP
Value at beginning of period	15.47	12.33	11.90	11.03	10.00
Value at end of period	15.12	15.47	12.33	11.90	11.03
Number of accumulation units outstanding at end of period	133,770	118,443	27,555	67,075	8,151
DWS CORE EQUITY VIP
Value at beginning of period	14.95	12.44	11.33	10.84	10.00
Value at end of period	14.01	14.95	12.44	11.33	10.84
Number of accumulation units outstanding at end of period	122,152	48,728	33,979	38,779	25,459
DWS CROCI® U.S. VIP
Value at beginning of period	11.25	9.21	9.70	10.48	10.00
Value at end of period	10.00	11.25	9.21	9.70	10.48
Number of accumulation units outstanding at end of period	6,039	7,104	8,235	11,081	2,769
DWS GLOBAL SMALL CAP VIP
Value at beginning of period	11.55	9.69	9.60	9.55	10.00
Value at end of period	9.12	11.55	9.69	9.60	9.55
Number of accumulation units outstanding at end of period	31,468	31,349	10,022	4,011	700
DWS SMALL CAP INDEX VIP
Value at beginning of period	13.72	12.08	10.05	10.60	10.00
Value at end of period	12.10	13.72	12.08	10.05	10.60
Number of accumulation units outstanding at end of period	290,714	171,692	75,047	43,357	26,132
DWS SMALL MID CAP GROWTH VIP
Value at beginning of period	13.92	11.47	10.59	10.75	10.00
Value at end of period	11.95	13.92	11.47	10.59	10.75
Number of accumulation units outstanding at end of period	25,906	7,585	6,261	2,485	1,646
DWS SMALL MID CAP VALUE VIP
Value at beginning of period	12.78	11.64	10.02	10.29	10.00
Value at end of period	10.67	12.78	11.64	10.02	10.29
Number of accumulation units outstanding at end of period	8,229	8,615	6,672	8,061	459
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Value at beginning of period	10.34	10.21	10.11	10.13	10.00
Value at end of period	10.32	10.34	10.21	10.11	10.13
Number of accumulation units outstanding at end of period	116,917	102,078	85,950	33,784	3,641
FRANKLIN SMALL CAP VALUE VIP FUND
Value at beginning of period	13.02	11.84	9.16	9.95	10.00
Value at end of period	11.27	13.02	11.84	9.16	9.95
Number of accumulation units outstanding at end of period	43,644	39,109	31,102	5,317	966
GOLDMANS SACHS VIT MULTI-STRATEGY ALERNATIVES
Value at beginning of period	10.63	10.15
Value at end of period	9.83	10.63

INVESTMENT DIVISION (0.65)	2018	2017	2016	2015	2014
Number of accumulation units outstanding at end of period	7,152	73
GREAT-WEST AGGRESSIVE PROFILE FUND
Value at beginning of period	10.00
Value at end of period	8.98
Number of accumulation units outstanding at end of period	1,974
GREAT-WEST BOND INDEX FUND
Value at beginning of period	10.00
Value at end of period	10.16
Number of accumulation units outstanding at end of period	73,004
GREAT-WEST CONSERVATIVE PROFILE FUND
Value at beginning of period	10.00
Value at end of period	9.70
Number of accumulation units outstanding at end of period	124,240
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Value at beginning of period	13.02	12.26
Value at end of period	11.14	13.02
Number of accumulation units outstanding at end of period	5,268	4,870
GREAT-WEST LIFETIME 2020 FUND
Value at beginning of period	10.00
Value at end of period	9.52
Number of accumulation units outstanding at end of period	61,746
GREAT-WEST LIFETIME 2025 FUND
Value at beginning of period	10.00
Value at end of period	9.44
Number of accumulation units outstanding at end of period	10,507
GREAT-WEST LIFETIME 2030 FUND
Value at beginning of period	10.00
Value at end of period	9.33
Number of accumulation units outstanding at end of period	7,139
GREAT-WEST LIFETIME 2035 FUND
Value at beginning of period	10.00
Value at end of period	9.22
Number of accumulation units outstanding at end of period	7,256
GREAT-WEST MID CAP VALUE FUND
Value at beginning of period	13.30	11.44
Value at end of period	11.59	13.30
Number of accumulation units outstanding at end of period	17,152	8,274
GREAT-WEST MODERATE PROFILE FUND
Value at beginning of period	10.00
Value at end of period	9.39
Number of accumulation units outstanding at end of period	297,184
GREAT-WEST MOODERATELY AGGRESSIVE PROFILE FUND
Value at beginning of period	10.00
Value at end of period	9.25
Number of accumulation units outstanding at end of period	8,074
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND
Value at beginning of period	10.00
Value at end of period	9.54
Number of accumulation units outstanding at end of period	12,984
GREAT-WEST MULTI-SECTOR BOND FUND
Value at beginning of period	10.97	10.39	10.00
Value at end of period	10.56	10.97	10.39
Number of accumulation units outstanding at end of period	132,325	93,227	1,959
GREAT-WEST SECUREFOUNDATION BALANCED FUND
Value at beginning of period	12.25	10.91	10.10	10.24	10.00

INVESTMENT DIVISION (0.65)	2018	2017	2016	2015	2014
Value at end of period	11.52	12.25	10.91	10.10	10.24
Number of accumulation units outstanding at end of period	12,064,400	11,684,655	10,315,490	6,333,536	1,533,824
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Value at beginning of period	11.26	10.00
Value at end of period	10.93	11.26
Number of accumulation units outstanding at end of period	68,005	5,262
INVESCO VI COMSTOCK
Value at beginning of period	13.37	11.42	9.80	10.49	10.00
Value at end of period	11.67	13.37	11.42	9.80	10.49
Number of accumulation units outstanding at end of period	18,740	12,788	6,983	9,511	3,652
INVESCO V.I. GROWTH & INCOME
Value at beginning of period	13.77	12.13	10.20	10.00
Value at end of period	11.85	13.77	12.13	10.20
Number of accumulation units outstanding at end of period	27,961	18,672	10,328	4,202
INVESCO V.I. HIGH YIELD
Value at beginning of period	10.94	10.35	9.37	9.74	10.00
Value at end of period	10.50	10.94	10.35	9.37	9.74
Number of accumulation units outstanding at end of period	43,105	13,435	13,293	12,817	886
INVESCO V.I. INTERNATIONAL GROWTH
Value at beginning of period	11.23	9.19	9.29	9.58	10.00
Value at end of period	9.49	11.23	9.19	9.29	9.58
Number of accumulation units outstanding at end of period	105,751	89,572	62,548	51,090	5,498
INVESCO V.I. MID CAP CORE EQUITY
Value at beginning of period	12.26	10.74	9.53	10.00
Value at end of period	10.80	12.26	10.74	9.53
Number of accumulation units outstanding at end of period	0	1,012	1,012	1,012
INVESCO V.I. SMALL CAP EQUITY
Value at beginning of period	12.47	11.01	9.89	10.00
Value at end of period	10.52	12.47	11.01	9.89
Number of accumulation units outstanding at end of period	33,272	26,599	21,429	18,432
INVESCO V.I. TECHNOLOGY
Value at beginning of period	14.96	11.15	11.30	10.65	10.00
Value at end of period	14.80	14.96	11.15	11.30	10.65
Number of accumulation units outstanding at end of period	8,729	10,313	10,313	15,231	5,201
IVY FUNDS VIP INTERNATIONAL CORE EQUITY
Value at beginning of period	11.05	9.03	8.99	10.00
Value at end of period	9.02	11.05	9.03	8.99
Number of accumulation units outstanding at end of period	40,586	34,592	8,557	195
JANUS HENDERSON VIT BALANCED
Value at beginning of period	12.60	10.73	10.36	10.38	10.00
Value at end of period	12.57	12.60	10.73	10.36	10.38
Number of accumulation units outstanding at end of period	2,696,792	1,982,308	1,222,569	827,177	159,650
JANUS HENDERSON VIT FLEXIBLE BOND
Value at beginning of period	10.40	10.13	9.97	10.04	10.00
Value at end of period	10.20	10.40	10.13	9.97	10.04
Number of accumulation units outstanding at end of period	151,757	127,284	122,236	132,294	34,939
JANUS HENDERSON VIT GLOBAL RESEARCH
Value at beginning of period	12.81	10.15	10.01	10.31	10.00
Value at end of period	11.85	12.81	10.15	10.01	10.31
Number of accumulation units outstanding at end of period	187,149	40,719	20,959	18,260	7,971
JANUS HENDERSON VIT GLOBAL TECHNOLOGY
Value at beginning of period	18.20	12.64	11.18	10.00
Value at end of period	18.25	18.20	12.64	11.18
Number of accumulation units outstanding at end of period	59,740	36,148	2,158	12,482
JPMORGAN INSURANCE TRUST SMALL CAP CORE

INVESTMENT DIVISION (0.65)	2018	2017	2016	2015	2014
Value at beginning of period	13.98	12.21	10.22	10.00
Value at end of period	12.23	13.98	12.21	10.22
Number of accumulation units outstanding at end of period	32,984	35,107	24,915	22,902
LAZARD RETIREMENT EMERGING MARKETS EQUITY SERIES
Value at beginning of period	10.79	8.50	7.08	8.92	10.00
Value at end of period	8.73	10.79	8.50	7.08	8.92
Number of accumulation units outstanding at end of period	74,932	68,319	64,016	51,520	7,300
LVIP BARON GROWTH OPPORTUNITIES
Value at beginning of period	13.42	10.62	10.12	10.70	10.00
Value at end of period	12.81	13.42	10.62	10.12	10.70
Number of accumulation units outstanding at end of period	21,499	15,460	6,651	30,252	1,755
MFS VIT II INTERNATIONAL VALUE
Value at beginning of period	13.23	10.50	10.18	9.63	10.00
Value at end of period	11.86	13.23	10.50	10.18	9.63
Number of accumulation units outstanding at end of period	217,222	166,352	124,898	117,882	6,964
MFS VIT III MID CAP VALUE
Value at beginning of period	10.94	10.00
Value at end of period	9.62	10.94
Number of accumulation units outstanding at end of period	22,890	4,672
MFS VIT UTILITIES
Value at beginning of period	10.69	9.40	8.50	10.04	10.00
Value at end of period	10.71	10.69	9.40	8.50	10.04
Number of accumulation units outstanding at end of period	28,621	19,267	4,278	5,580	5,514
NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE
Value at beginning of period	13.07	11.31	9.81
Value at end of period	10.97	13.07	11.31
Number of accumulation units outstanding at end of period	2,779	587	0
NVIT MID CAP INDEX
Value at beginning of period	13.95	12.15	10.19	10.55	10.00
Value at end of period	12.25	13.95	12.15	10.19	10.55
Number of accumulation units outstanding at end of period	164,178	131,578	89,183	51,053	34,583
OPPENHEIMER GLOBAL FUND/VA
Value at beginning of period	13.78	10.15	10.20	10.00
Value at end of period	11.88	13.78	10.15	10.20
Number of accumulation units outstanding at end of period	108,026	91,079	32,404	65,454
OPPENHEIMER INTERNATIONAL GROWTH VA
Value at beginning of period	11.28	8.99	9.25	9.00	10.00
Value at end of period	9.03	11.28	8.99	9.25	9.00
Number of accumulation units outstanding at end of period	108,742	76,567	49,476	52,393	25,149
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA
Value at beginning of period	13.59	11.99	10.22	10.93	10.00
Value at end of period	12.11	13.59	11.99	10.22	10.93
Number of accumulation units outstanding at end of period	61,324	39,839	14,696	51,287	2,365
PIMCO VIT COMMODITY REALRETURN STRATEGY
Value at beginning of period	6.35	6.26	5.47	10.00
Value at end of period	5.42	6.35	6.26	5.47
Number of accumulation units outstanding at end of period	34,857	13,445	5,902	5,420
PIMCO VIT EMERGING MARKETS BOND
Value at beginning of period	10.34	10.00
Value at end of period	9.78	10.34
Number of accumulation units outstanding at end of period	20,069	4,528
PIMCO VIT HIGH YIELD
Value at beginning of period	11.45	10.81	9.68	9.90	10.00
Value at end of period	11.08	11.45	10.81	9.68	9.90
Number of accumulation units outstanding at end of period	145,880	140,851	85,073	36,194	7,642

INVESTMENT DIVISION (0.65)	2018	2017	2016	2015	2014
PIMCO VIT LOW DURATION
Value at beginning of period	10.04	9.97	9.90	9.93	10.00
Value at end of period	10.01	10.04	9.97	9.90	9.93
Number of accumulation units outstanding at end of period	557,059	375,585	241,104	153,228	11,705
PIMCO VIT REAL RETURN
Value at beginning of period	10.30	10.00	10.00
Value at end of period	10.01	10.30	10.00
Number of accumulation units outstanding at end of period	35,561	14,228	3,713
PIMCO VIT TOTAL RETURN
Value at beginning of period	10.69	10.26	10.05	10.07	10.00
Value at end of period	10.56	10.69	10.26	10.05	10.07
Number of accumulation units outstanding at end of period	1,104,026	746,124	331,235	143,628	19,912
PIONEER FUND VCT
Value at beginning of period	13.93
Value at end of period	13.63
Number of accumulation units outstanding at end of period	170
PIONEER MID CAP VALUE VCT
Value at beginning of period	12.86	11.47	9.93	10.00
Value at end of period	10.29	12.86	11.47	9.93
Number of accumulation units outstanding at end of period	1,704	1,851	1,851	1,851
PIONEER SELECT MID CAP GROWTH VCT
Value at beginning of period	14.27	11.04	10.72	10.00
Value at end of period	13.26	14.27	11.04	10.72
Number of accumulation units outstanding at end of period	40,030	4,645	423	423
PUTNAM VT EQUITY INCOME
Value at beginning of period	13.63	11.55	10.23	10.62	10.00
Value at end of period	12.39	13.63	11.55	10.23	10.62
Number of accumulation units outstanding at end of period	83,034	78,842	33,855	46,563	5,225
PUTNAM VT GLOBAL ASSET ALLOCATION
Value at beginning of period	12.19	10.61	10.00
Value at end of period	11.26	12.19	10.61
Number of accumulation units outstanding at end of period	59,703	27,560	14,136
PUTNAM VT GLOBAL HEALTH CARE
Value at beginning of period	12.76	11.14	12.65	11.81	10.00
Value at end of period	12.60	12.76	11.14	12.65	11.81
Number of accumulation units outstanding at end of period	2,435	10,105	14,069	14,069	6,438
PUTNAM VT INCOME
Value at beginning of period	10.30	9.79	9.63	10.00
Value at end of period	10.27	10.30	9.79	9.63
Number of accumulation units outstanding at end of period	221,443	43,713	11,977	793
PUTNAM VT INTERNATIONAL EQUITY
Value at beginning of period	12.57	9.96	10.00
Value at end of period	10.12	12.57	9.96
Number of accumulation units outstanding at end of period	52,741	24,152	2,843
PUTNAM VT INTERNATIONAL VALUE
Value at beginning of period	11.15	8.97	8.92	10.00
Value at end of period	9.15	11.15	8.97	8.92
Number of accumulation units outstanding at end of period	24,655	19,707	13,511	11,165
PUTNAM VT MORTGAGE SECURITIES
Value at beginning of period	10.03	9.90	9.94	10.00
Value at end of period	9.87	10.03	9.90	9.94
Number of accumulation units outstanding at end of period	10,011	11,619	2,578	4,216
PUTNAM VT MULTI-CAP CORE
Value at beginning of period	14.38	11.75	10.53	10.81	10.00
Value at end of period	13.22	14.38	11.75	10.53	10.81

INVESTMENT DIVISION (0.65)	2018	2017	2016	2015	2014
Number of accumulation units outstanding at end of period	14,442	19,402	10,413	10,434	966
PUTNAM VT SMALL CAP VALUE
Value at beginning of period	12.72	11.84	9.32
Value at end of period	10.15	12.72	11.84
Number of accumulation units outstanding at end of period	1,680	2,897	1,470
SCHWAB GOVERNMENT MONEY MARKET
Value at beginning of period	9.82	9.84	9.90	9.96	10.00
Value at end of period	9.90	9.82	9.84	9.90	9.96
Number of accumulation units outstanding at end of period	1,461,757	921,689	814,993	508,018	927,209
SCHWAB S&P 500 INDEX
Value at beginning of period	14.56	12.04	10.85	10.79	10.00
Value at end of period	13.83	14.56	12.04	10.85	10.79
Number of accumulation units outstanding at end of period	4,511,992	3,022,264	1,874,129	1,153,990	261,618
T. ROWE PRICE HEALTH SCIENCES
Value at beginning of period	15.33	12.12	13.67	12.23	10.00
Value at end of period	15.37	15.33	12.12	13.67	12.23
Number of accumulation units outstanding at end of period	53,989	34,477	35,314	39,956	25,099
TEMPLETON FOREIGN VIP
Value at beginning of period	9.87	8.52	8.00	8.61	10.00
Value at end of period	8.29	9.87	8.52	8.00	8.61
Number of accumulation units outstanding at end of period	60,226	63,784	59,772	48,503	15,060
TEMPLETON GLOBAL BOND VIP
Value at beginning of period	9.71	9.59	9.37	9.86	10.00
Value at end of period	9.83	9.71	9.59	9.37	9.86
Number of accumulation units outstanding at end of period	81,543	63,152	24,862	29,068	15,249
TVST TOUCHSTONE BOND
Value at beginning of period	10.03	9.74	9.72	9.92	10.00
Value at end of period	9.78	10.03	9.74	9.72	9.92
Number of accumulation units outstanding at end of period	77,258	66,524	66,344	66,062	6,143
TVST TOUCHSTONE COMMON STOCK
Value at beginning of period	14.21	11.77	10.65	10.70	10.00
Value at end of period	12.98	14.21	11.77	10.65	10.70
Number of accumulation units outstanding at end of period	11,815	13,648	5,238	9,474	5,541
TVST TOUCHSTONE FOCUSED
Value at beginning of period	14.01	12.41	11.04	10.90	10.00
Value at end of period	12.81	14.01	12.41	11.04	10.90
Number of accumulation units outstanding at end of period	2,904	2,869	3,106	1,973	1,290
TVST TOUCHSTONE SMALL COMPANY
Value at beginning of period	14.61	12.34	10.34	10.54	10.00
Value at end of period	13.36	14.61	12.34	10.34	10.54
Number of accumulation units outstanding at end of period	51,865	35,621	32,475	25,221	12,813
VAN ECK VIP GLOBAL HARD ASSETS
Value at beginning of period	6.88	7.07	4.96	10.00
Value at end of period	4.89	6.88	7.07	4.96
Number of accumulation units outstanding at end of period	19,848	20,304	7,500	0
VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND
Value at beginning of period	9.50	8.52	8.06	10.00
Value at end of period	8.86	9.50	8.52	8.06
Number of accumulation units outstanding at end of period	3,059	5,486	3,174	108
WELLS FARGO ADVANTAGE VT DISCOVERY
Value at beginning of period	14.29	11.14	10.42	10.64	10.00
Value at end of period	13.20	14.29	11.14	10.42	10.64
Number of accumulation units outstanding at end of period	44,746	38,675	40,226	40,875	6,542
WELLS FARGO ADVANTAGE VT OMEGA GROWTH
Value at beginning of period	14.07	10.53	10.54	10.47	10.00

INVESTMENT DIVISION (0.65)	2018	2017	2016	2015	2014
Value at end of period	14.02	14.07	10.53	10.54	10.47
Number of accumulation units outstanding at end of period	7,126	4,689	4,283	4,419	2,648
WELLS FARGO ADVANTAGE VT OPPORTUNITY
Value at beginning of period	13.53	11.31	10.14	10.00
Value at end of period	12.48	13.53	11.31	10.14
Number of accumulation units outstanding at end of period	4,795	4,795	5,766	7,028

INVESTMENT DIVISION (0.85)	2018	2017	2016	2015	2014
AB VPS GROWTH AND INCOME
Value at beginning of period	13.92	11.80	10.70	10.61	10.00
Value at end of period	13.03	13.92	11.80	10.70	10.61
Number of accumulation units outstanding at end of period	11,438	16,132	22,986	17,713	10,087
AB VPS GROWTH
Value at beginning of period	15.99	11.99	11.96	10.00
Value at end of period	16.49	15.99	11.99	11.96
Number of accumulation units outstanding at end of period	23,764	22,519	7,032	13,496
AB VPS REAL ESTATE INVESTMENT
Value at beginning of period	12.52	11.85	11.09	11.09	10.00
Value at end of period	11.90	12.52	11.85	11.09	11.09
Number of accumulation units outstanding at end of period	38,148	38,077	37,238	35,829	1,431
AB VPS SMALL/MID CAP VALUE
Value at beginning of period	13.62	12.14	9.79	10.00
Value at end of period	11.47	13.62	12.14	9.79
Number of accumulation units outstanding at end of period	1,000	1,019	1,010	0
ALGER CAPITAL APPRECIATION
Value at beginning of period	12.94	9.95	9.99
Value at end of period	12.82	12.94	9.95
Number of accumulation units outstanding at end of period	21,870	1,314	0
ALGER LARGE CAP GROWTH
Value at beginning of period	13.49	10.59	10.77	10.68	10.00
Value at end of period	13.67	13.49	10.59	10.77	10.68
Number of accumulation units outstanding at end of period	3,339	3,881	11,687	1,161	879
ALGER MID CAP GROWTH
Value at beginning of period	13.28	10.32	10.31	10.00
Value at end of period	12.19	13.28	10.32	10.31
Number of accumulation units outstanding at end of period	0	0	0	0
ALPS RED ROCKS LISTED PRIVATE EQUITY
Value at beginning of period	13.15	10.56	10.00
Value at end of period	11.44	13.15	10.56
Number of accumulation units outstanding at end of period	1,227	2,507	0
AMERICAN CENTURY INVESTMENTS VP BALANCED
Value at beginning of period	12.12	10.73	10.11	10.47	10.00
Value at end of period	11.55	12.12	10.73	10.11	10.47
Number of accumulation units outstanding at end of period	94,696	95,459	68,996	55,396	2,135
AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH
Value at beginning of period	13.43	11.24	9.99	10.67	10.00
Value at end of period	12.40	13.43	11.24	9.99	10.67
Number of accumulation units outstanding at end of period	827	23,011	11,360	30,340	30,416
AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL
Value at beginning of period	11.36	8.73	9.32	9.32	10.00
Value at end of period	9.55	11.36	8.73	9.32	9.32
Number of accumulation units outstanding at end of period	18,780	15,648	2,005	6,457	1,761
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE
Value at beginning of period	14.32	12.96	10.65	10.91	10.00

INVESTMENT DIVISION (0.85)	2018	2017	2016	2015	2014
Value at end of period	12.36	14.32	12.96	10.65	10.91
Number of accumulation units outstanding at end of period	5,514	11,315	9,155	7,147	8,604
AMERICAN CENTURY INVESTMENTS VP VALUE
Value at beginning of period	13.09	12.14	10.16	10.66	10.00
Value at end of period	11.79	13.09	12.14	10.16	10.66
Number of accumulation units outstanding at end of period	12,079	12,489	15,970	26,243	25,749
AMERICAN FUNDS IS GROWTH-INCOME FUND
Value at beginning of period	10.00
Value at end of period	9.46
Number of accumulation units outstanding at end of period	19
AMERICAN FUNDS IS NEW WORLD FUND
Value at beginning of period	13.28	10.34	10.00
Value at end of period	11.32	13.28	10.34
Number of accumulation units outstanding at end of period	8,924	4,355	860
BLACKROCK GLOBAL ALLOCATION VI
Value at beginning of period	11.38	10.08	9.76	9.92	10.00
Value at end of period	10.45	11.38	10.08	9.76	9.92
Number of accumulation units outstanding at end of period	64,578	64,863	63,645	55,857	4,410
CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO
Value at beginning of period	10.00
Value at end of period	9.54
Number of accumulation units outstanding at end of period	0
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO
Value at beginning of period	12.36	11.05	10.00
Value at end of period	10.72	12.36	11.05
Number of accumulation units outstanding at end of period	1,502	1,539	0
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO
Value at beginning of period	12.37	10.04	9.57
Value at end of period	12.68	12.37	10.04
Number of accumulation units outstanding at end of period	8,214	0	0
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH
Value at beginning of period	13.30	10.50	10.00
Value at end of period	12.64	13.30	10.50
Number of accumulation units outstanding at end of period	0	0	13,962
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY
Value at beginning of period	19.82	14.81	12.55	10.00
Value at end of period	17.99	19.82	14.81	12.55
Number of accumulation units outstanding at end of period	8,991	4,754	430	0
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE
Value at beginning of period	13.94	12.33	9.37	10.00
Value at end of period	11.31	13.94	12.33	9.37
Number of accumulation units outstanding at end of period	2,138	3,549	516	0
DELAWARE VIP EMERGING MARKETS SERIES
Value at beginning of period	11.88	8.53	7.55	8.91	10.00
Value at end of period	9.92	11.88	8.53	7.55	8.91
Number of accumulation units outstanding at end of period	9,914	11,678	1,450	773	4,188
DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
Value at beginning of period	10.00
Value at end of period	8.24
Number of accumulation units outstanding at end of period	0
DELAWARE VIP SMALL CAP VALUE SERIES
Value at beginning of period	13.80	12.42	9.53	10.25	10.00
Value at end of period	11.39	13.80	12.42	9.53	10.25
Number of accumulation units outstanding at end of period	4,284	5,698	3,221	3,204	4,965
DELAWARE VIP SMID CAP CORE SERIES

INVESTMENT DIVISION (0.85)	2018	2017	2016	2015	2014
Value at beginning of period	14.95	12.71	11.84	11.10	10.00
Value at end of period	13.03	14.95	12.71	11.84	11.10
Number of accumulation units outstanding at end of period	2,764	1,800	844	280	725
DELAWARE VIP VALUE SERIES
Value at beginning of period	11.03	10.00
Value at end of period	10.64	11.03
Number of accumulation units outstanding at end of period	1,825	2,063
DREYFUS IP MIDCAP STOCK
Value at beginning of period	13.63	11.91	10.40	10.74	10.00
Value at end of period	11.42	13.63	11.91	10.40	10.74
Number of accumulation units outstanding at end of period	7,566	7,580	7,943	7,936	12,923
DREYFUS VIF APPRECIATION
Value at beginning of period	13.48	10.67	9.98	10.00
Value at end of period	12.45	13.48	10.67	9.98
Number of accumulation units outstanding at end of period	168	168	168	0
DREYFUS VIF GROWTH AND INCOME
Value at beginning of period	13.89	11.70	10.73	10.65	10.00
Value at end of period	13.13	13.89	11.70	10.73	10.65
Number of accumulation units outstanding at end of period	24,020	26,743	23,184	24,268	11,068
DWS CAPITAL GROWTH VIP
Value at beginning of period	15.36	12.26	11.87	11.02	10.00
Value at end of period	14.98	15.36	12.26	11.87	11.02
Number of accumulation units outstanding at end of period	29,367	6,994	15,201	859	11,722
DWS CORE EQUITY VIP
Value at beginning of period	14.85	12.37	11.30	10.82	10.00
Value at end of period	13.88	14.85	12.37	11.30	10.82
Number of accumulation units outstanding at end of period	15,746	16,066	14,204	10,507	9,573
DWS CROCI® U.S. VIP
Value at beginning of period	11.17	9.16	9.67	10.00
Value at end of period	9.91	11.17	9.16	9.67
Number of accumulation units outstanding at end of period	0	0	0	0
DWS GLOBAL SMALL CAP VIP
Value at beginning of period	11.47	9.64	9.57	9.54	10.00
Value at end of period	9.04	11.47	9.64	9.57	9.54
Number of accumulation units outstanding at end of period	7,613	8,758	8,788	8,303	2,663
DWS SMALL CAP INDEX VIP
Value at beginning of period	13.62	12.02	10.01	10.59	10.00
Value at end of period	11.99	13.62	12.02	10.01	10.59
Number of accumulation units outstanding at end of period	43,857	36,395	36,005	32,857	3,281
DWS SMALL MID CAP GROWTH VIP
Value at beginning of period	13.82	11.41	10.55	10.00
Value at end of period	11.84	13.82	11.41	10.55
Number of accumulation units outstanding at end of period	4,785	0	0	0
DWS SMALL MID CAP VALUE VIP
Value at beginning of period	12.69	11.58	9.99	10.00
Value at end of period	10.57	12.69	11.58	9.99
Number of accumulation units outstanding at end of period	2,294	2,294	969	1,205
FEDERATED FUND FOR US GOVERNMENT SECURITIES II
Value at beginning of period	10.26	10.16	10.08	10.00
Value at end of period	10.22	10.26	10.16	10.08
Number of accumulation units outstanding at end of period	91,063	157,749	329,195	315,498
FRANKLIN SMALL CAP VALUE VIP
Value at beginning of period	12.93	11.78	9.13	10.00
Value at end of period	11.17	12.93	11.78	9.13
Number of accumulation units outstanding at end of period	32	28	607	0

INVESTMENT DIVISION (0.85)	2018	2017	2016	2015	2014
GOLDMANS SACHS VIT MULTI-STRATEGY ALERNATIVES
Value at beginning of period	10.59	10.14
Value at end of period	9.77	10.59
Number of accumulation units outstanding at end of period	0	0
GREAT-WEST AGGRESSIVE PROFILE FUND
Value at beginning of period	10.00
Value at end of period	8.97
Number of accumulation units outstanding at end of period	0
GREAT-WEST BOND INDEX FUND
Value at beginning of period	10.00
Value at end of period	10.15
Number of accumulation units outstanding at end of period	31,123
GREAT-WEST CONSERVATIVE PROFILE FUND
Value at beginning of period	10.00
Value at end of period	9.69
Number of accumulation units outstanding at end of period	0
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Value at beginning of period	12.97	12.25
Value at end of period	11.08	12.97
Number of accumulation units outstanding at end of period	3,598	0
GREAT-WEST LIFETIME 2020 FUND
Value at beginning of period	10.00
Value at end of period	9.50
Number of accumulation units outstanding at end of period	0
GREAT-WEST LIFETIME 2025 FUND
Value at beginning of period	10.00
Value at end of period	9.43
Number of accumulation units outstanding at end of period	0
GREAT-WEST LIFETIME 2030 FUND
Value at beginning of period	10.00
Value at end of period	9.32
Number of accumulation units outstanding at end of period	0
GREAT-WEST LIFETIME 2035 FUND
Value at beginning of period	10.00
Value at end of period	9.20
Number of accumulation units outstanding at end of period	0
GREAT-WEST MID CAP VALUE FUND
Value at beginning of period	13.25	11.43
Value at end of period	11.52	13.25
Number of accumulation units outstanding at end of period	0	0
GREAT-WEST MODERATE PROFILE FUND
Value at beginning of period	10.00
Value at end of period	9.38
Number of accumulation units outstanding at end of period	0
GREAT-WEST MOODERATELY AGGRESSIVE PROFILE FUND
Value at beginning of period	10.00
Value at end of period	9.24
Number of accumulation units outstanding at end of period	0
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND
Value at beginning of period	10.00
Value at end of period	9.53
Number of accumulation units outstanding at end of period	0
GREAT-WEST MULTI-SECTOR BOND FUND
Value at beginning of period	10.93	10.39	10.00
Value at end of period	10.50	10.93	10.39

INVESTMENT DIVISION (0.85)	2018	2017	2016	2015	2014
Number of accumulation units outstanding at end of period	18,878	8,507	1,959
GREAT-WEST SECUREFOUNDATION BALANCED
Value at beginning of period	12.16	10.86	10.07	10.23	10.00
Value at end of period	11.41	12.16	10.86	10.07	10.23
Number of accumulation units outstanding at end of period	1,281,008	1,379,753	1,436,215	1,306,018	650,644
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Value at beginning of period	11.24	10.00
Value at end of period	10.89	11.24
Number of accumulation units outstanding at end of period	0	0
INVESCO VI COMSTOCK
Value at beginning of period	13.27	11.36	9.77	10.48	10.00
Value at end of period	11.56	13.27	11.36	9.77	10.48
Number of accumulation units outstanding at end of period	0	0	0	19,762	28,025
INVESCO V.I. GROWTH & INCOME
Value at beginning of period	13.67	12.06	10.16	10.00
Value at end of period	11.74	13.67	12.06	10.16
Number of accumulation units outstanding at end of period	74	350	14	0
INVESCO V.I. HIGH YIELD
Value at beginning of period	10.86	10.30	9.34	10.00
Value at end of period	10.40	10.86	10.30	9.34
Number of accumulation units outstanding at end of period	9,327	6,822	6,731	3,545
INVESCO V.I. INTERNATIONAL GROWTH
Value at beginning of period	11.15	9.14	9.26	9.57	10.00
Value at end of period	9.40	11.15	9.14	9.26	9.57
Number of accumulation units outstanding at end of period	4,858	4,870	10,207	11,675	14,223
INVESCO V.I. MID CAP CORE EQUITY
Value at beginning of period	12.17	10.68	9.50	10.00
Value at end of period	10.70	12.17	10.68	9.50
Number of accumulation units outstanding at end of period	0	0	0	0
INVESCO V.I. SMALL CAP EQUITY
Value at beginning of period	12.39	10.95	9.86	10.00
Value at end of period	10.43	12.39	10.95	9.86
Number of accumulation units outstanding at end of period	728	728	728	728
INVESCO V.I. TECHNOLOGY
Value at beginning of period	14.86	11.09	11.27	10.64	10.00
Value at end of period	14.66	14.86	11.09	11.27	10.64
Number of accumulation units outstanding at end of period	13,512	13,512	13,512	19,688	960
IVY FUNDS VIP INTERNATIONAL CORE EQUITY
Value at beginning of period	10.99	9.00	8.98	10.00
Value at end of period	8.96	10.99	9.00	8.98
Number of accumulation units outstanding at end of period	6,265	5,757	1,561	0
JANUS HENDERSON VIT BALANCED
Value at beginning of period	12.51	10.68	10.32	10.37	10.00
Value at end of period	12.45	12.51	10.68	10.32	10.37
Number of accumulation units outstanding at end of period	643,778	616,575	545,247	347,990	179,351
JANUS HENDERSON VIT FLEXIBLE BOND
Value at beginning of period	10.33	10.08	9.94	10.03	10.00
Value at end of period	10.11	10.33	10.08	9.94	10.03
Number of accumulation units outstanding at end of period	62,607	58,480	48,942	38,988	21,973
JANUS HENDERSON VIT GLOBAL RESEARCH
Value at beginning of period	12.71	10.09	9.97	10.00
Value at end of period	11.74	12.71	10.09	9.97
Number of accumulation units outstanding at end of period	15,676	6,940	6,940	5,940
JANUS HENDERSON VIT GLOBAL TECHNOLOGY
Value at beginning of period	18.07	12.58	11.14	10.00

INVESTMENT DIVISION (0.85)	2018	2017	2016	2015	2014
Value at end of period	18.08	18.07	12.58	11.14
Number of accumulation units outstanding at end of period	19,840	5,482	36	0
JPMORGAN INSURANCE TRUST SMALL CAP CORE
Value at beginning of period	13.88	12.15	10.19	10.85	10.00
Value at end of period	12.12	13.88	12.15	10.19	10.85
Number of accumulation units outstanding at end of period	215	242	301	274	6,284
LAZARD RETIREMENT EMERGING MARKETS EQUITY SERIES
Value at beginning of period	10.71	8.45	7.06	8.90	10.00
Value at end of period	8.65	10.71	8.45	7.06	8.90
Number of accumulation units outstanding at end of period	13,573	16,315	16,970	16,824	11,110
LVIP BARON GROWTH OPPORTUNITIES
Value at beginning of period	13.33	10.56	10.09	10.69	10.00
Value at end of period	12.69	13.33	10.56	10.09	10.69
Number of accumulation units outstanding at end of period	6,339	4,518	1,198	616	289
MFS VIT II INTERNATIONAL VALUE
Value at beginning of period	13.13	10.44	10.14	9.62	10.00
Value at end of period	11.75	13.13	10.44	10.14	9.62
Number of accumulation units outstanding at end of period	73,823	70,934	66,064	61,240	11,548
MFS VIT III MID CAP VALUE
Value at beginning of period	10.92	10.00
Value at end of period	9.59	10.92
Number of accumulation units outstanding at end of period	860	891
MFS VIT UTILITIES
Value at beginning of period	10.61	9.35	8.48	10.03	10.00
Value at end of period	10.61	10.61	9.35	8.48	10.03
Number of accumulation units outstanding at end of period	1,411	106	0	0	984
NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE
Value at beginning of period	12.98	11.25	9.78
Value at end of period	10.87	12.98	11.25
Number of accumulation units outstanding at end of period	565	492	27
NVIT MID CAP INDEX
Value at beginning of period	13.85	12.08	10.16	10.53	10.00
Value at end of period	12.14	13.85	12.08	10.16	10.53
Number of accumulation units outstanding at end of period	12,058	13,648	12,768	10,070	1,838
OPPENHEIMER GLOBAL FUND/VA
Value at beginning of period	13.68	10.09	10.17	9.87	10.00
Value at end of period	11.77	13.68	10.09	10.17	9.87
Number of accumulation units outstanding at end of period	7,868	7,391	2,750	2,750	5,851
OPPENHEIMER INTERNATIONAL GROWTH VA
Value at beginning of period	11.20	8.95	9.22	8.99	10.00
Value at end of period	8.95	11.20	8.95	9.22	8.99
Number of accumulation units outstanding at end of period	12,179	11,748	14,900	12,989	9,531
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA
Value at beginning of period	13.50	11.92	10.19	10.92	10.00
Value at end of period	12.00	13.50	11.92	10.19	10.92
Number of accumulation units outstanding at end of period	9,013	11,605	10,566	9,360	2,053
PIMCO VIT COMMODITY REALRETURN STRATEGY
Value at beginning of period	6.31	6.23	5.45	10.00
Value at end of period	5.37	6.31	6.23	5.45
Number of accumulation units outstanding at end of period	2,003	2,003	2,003	2,003
PIMCO VIT EMERGING MARKETS BOND
Value at beginning of period	10.32	10.00
Value at end of period	9.75	10.32
Number of accumulation units outstanding at end of period	0	0
PIMCO VIT HIGH YIELD

INVESTMENT DIVISION (0.85)	2018	2017	2016	2015	2014
Value at beginning of period	11.37	10.76	9.65	9.89	10.00
Value at end of period	10.98	11.37	10.76	9.65	9.89
Number of accumulation units outstanding at end of period	24,114	26,287	20,544	16,865	460
PIMCO VIT LOW DURATION
Value at beginning of period	9.97	9.92	9.87	9.92	10.00
Value at end of period	9.92	9.97	9.92	9.87	9.92
Number of accumulation units outstanding at end of period	72,896	114,005	52,480	42,924	26,221
PIMCO VIT REAL RETURN
Value at beginning of period	10.27	9.99
Value at end of period	9.96	10.27
Number of accumulation units outstanding at end of period	7,434	229
PIMCO VIT TOTAL RETURN
Value at beginning of period	10.61	10.20	10.02	10.06	10.00
Value at end of period	10.47	10.61	10.20	10.02	10.06
Number of accumulation units outstanding at end of period	121,593	82,361	67,190	57,048	25,119
PIONEER FUND VCT
Value at beginning of period	13.83
Value at end of period	13.50
Number of accumulation units outstanding at end of period	0
PIONEER MID CAP VALUE VCT
Value at beginning of period	12.77	11.41	9.90	10.66	10.00
Value at end of period	10.19	12.77	11.41	9.90	10.66
Number of accumulation units outstanding at end of period	6,812	6,812	6,812	6,812	477
PIONEER SELECT MID CAP GROWTH VCT
Value at beginning of period	14.17	10.99	10.68	10.00
Value at end of period	13.14	14.17	10.99	10.68
Number of accumulation units outstanding at end of period	2,718	0	0	0
PUTNAM VT EQUITY INCOME
Value at beginning of period	13.53	11.49	10.20	10.61	10.00
Value at end of period	12.28	13.53	11.49	10.20	10.61
Number of accumulation units outstanding at end of period	41,667	44,650	44,792	57,936	31,741
PUTNAM VT GLOBAL ASSET ALLOCATION
Value at beginning of period	12.15	10.60	10.00
Value at end of period	11.20	12.15	10.60
Number of accumulation units outstanding at end of period	23,495	0	0
PUTNAM VT GLOBAL HEALTH CARE
Value at beginning of period	12.67	11.08	12.61	11.80	10.00
Value at end of period	12.49	12.67	11.08	12.61	11.80
Number of accumulation units outstanding at end of period	0	0	1,625	2,557	867
PUTNAM VT INCOME
Value at beginning of period	10.24	9.75	9.62	10.00
Value at end of period	10.19	10.24	9.75	9.62
Number of accumulation units outstanding at end of period	18,808	8,202	7,551	6,704
PUTNAM VT INTERNATIONAL EQUITY
Value at beginning of period	12.52	9.95	10.00
Value at end of period	10.07	12.52	9.95
Number of accumulation units outstanding at end of period	0	0	0
PUTNAM VT INTERNATIONAL VALUE
Value at beginning of period	11.09	8.94	8.90	10.00
Value at end of period	9.08	11.09	8.94	8.90
Number of accumulation units outstanding at end of period	0	0	0	0
PUTNAM VT MORTGAGE SECURITIES
Value at beginning of period	9.95	9.85	9.91	10.06	10.00
Value at end of period	9.78	9.95	9.85	9.91	10.06
Number of accumulation units outstanding at end of period	77,193	158,659	317,318	317,318	462

INVESTMENT DIVISION (0.85)	2018	2017	2016	2015	2014
PUTNAM VT MULTI-CAP CORE
Value at beginning of period	14.27	11.69	10.49	10.80	10.00
Value at end of period	13.10	14.27	11.69	10.49	10.80
Number of accumulation units outstanding at end of period	6,825	5,976	6,098	12,778	23,108
PUTNAM VT SMALL CAP VALUE
Value at beginning of period	12.65	11.80	9.31
Value at end of period	10.07	12.65	11.80
Number of accumulation units outstanding at end of period	739	101	23
SCHWAB GOVERNMENT MONEY MARKET
Value at beginning of period	9.75	9.79	9.87	9.95	10.00
Value at end of period	9.81	9.75	9.79	9.87	9.95
Number of accumulation units outstanding at end of period	74,865	61,202	71,119	45,325	189,971
SCHWAB S&P 500 INDEX
Value at beginning of period	14.46	11.98	10.82	10.78	10.00
Value at end of period	13.70	14.46	11.98	10.82	10.78
Number of accumulation units outstanding at end of period	538,511	437,684	359,629	345,393	70,252
T. ROWE PRICE HEALTH SCIENCES
Value at beginning of period	15.22	12.06	13.62	12.22	10.00
Value at end of period	15.22	15.22	12.06	13.62	12.22
Number of accumulation units outstanding at end of period	12,132	11,175	10,706	4,595	22,629
TEMPLETON FOREIGN VIP
Value at beginning of period	9.80	8.47	7.97	8.60	10.00
Value at end of period	8.22	9.80	8.47	7.97	8.60
Number of accumulation units outstanding at end of period	13,216	13,216	13,216	13,216	13,904
TEMPLETON GLOBAL BOND VIP
Value at beginning of period	9.64	9.54	9.34	9.85	10.00
Value at end of period	9.74	9.64	9.54	9.34	9.85
Number of accumulation units outstanding at end of period	32,224	34,480	29,916	28,455	8,786
TVST TOUCHSTONE BOND
Value at beginning of period	9.96	9.69	9.69	9.90	10.00
Value at end of period	9.69	9.96	9.69	9.69	9.90
Number of accumulation units outstanding at end of period	60,826	102,280	183,513	181,953	32,980
TVST TOUCHSTONE COMMON STOCK
Value at beginning of period	14.11	11.71	10.61	10.68	10.00
Value at end of period	12.86	14.11	11.71	10.61	10.68
Number of accumulation units outstanding at end of period	1,591	1,613	0	0	943
TVST TOUCHSTONE FOCUSED
Value at beginning of period	13.91	12.34	11.00	10.00
Value at end of period	12.69	13.91	12.34	11.00
Number of accumulation units outstanding at end of period	1,796	1,898	2,173	2,173
TVST TOUCHSTONE SMALL COMPANY
Value at beginning of period	14.51	12.28	10.30	10.53	10.00
Value at end of period	13.24	14.51	12.28	10.30	10.53
Number of accumulation units outstanding at end of period	21,600	20,222	15,325	14,867	2,099
VAN ECK VIP GLOBAL HARD ASSETS
Value at beginning of period	6.83	7.03	4.94	10.00
Value at end of period	4.85	6.83	7.03	4.94
Number of accumulation units outstanding at end of period	10,384	10,384	10,249	10,248
VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND
Value at beginning of period	9.43	8.48	8.03	9.32	10.00
Value at end of period	8.78	9.43	8.48	8.03	9.32
Number of accumulation units outstanding at end of period	1,483	1,483	1,483	273	733
WELLS FARGO ADVANTAGE VT DISCOVERY
Value at beginning of period	14.19	11.08	10.38	10.00
Value at end of period	13.08	14.19	11.08	10.38

INVESTMENT DIVISION (0.85)	2018	2017	2016	2015	2014
Number of accumulation units outstanding at end of period	2,901	2,901	0	0
WELLS FARGO ADVANTAGE VT OMEGA GROWTH
Value at beginning of period	13.97	10.47	10.51	10.00
Value at end of period	13.89	13.97	10.47	10.51
Number of accumulation units outstanding at end of period	35,596	33,906	33,892	33,878
WELLS FARGO ADVANTAGE VT OPPORTUNITY
Value at beginning of period	13.43	11.25	10.11	10.52	10.00
Value at end of period	12.37	13.43	11.25	10.11	10.52
Number of accumulation units outstanding at end of period	3,522	3,522	3,522	3,522	3,522

Appendix B - Net Investment Factor
The Net Investment Factor is determined by dividing (a) by (b), and subtracting (c) from the result where:
(a) is the net result of:
(i)	the net asset value per share of the Portfolio shares determined as of the end of the current valuation period, plus
(ii)	the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Portfolio on shares if the “ex-dividend” date occurs during the current valuation period, plus or minus
(iii)	a per unit charge or credit for any taxes incurred by or provided for in the Sub-Account, which is determined by Great-West to have resulted from the investment operations of the Sub-Account, and
(b) is the result of:
(i)	the net asset value per share of the Portfolio shares determined as of the end of the immediately preceding valuation period; plus or minus
(ii)	the per unit charge or credit for any taxes incurred by or reserved for in the Sub-Account for the immediately preceding valuation period; and
(c) is an amount representing the Mortality and Expense Risk Charge deducted from each Sub-Account on a daily basis. Such amount is equal to 0.65% if you have selected Death Benefit Option 1 or 0.85% if you have selected Death Benefit Option 2.
The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit value may increase, decrease, or remain unchanged.
The net asset value per share referred to in paragraphs (a)(i) and (b) above, reflects the investment performance of the Portfolio as well as the payment of Portfolio expenses.
B-1

Appendix C - State Variations to the Contract and GLWB Rider
The following chart discloses all material state variations to the Contract and GLWB Rider, as well as state variations to the right of cancellation provisions:
*Please note that the CA, FL, GA, and NV contract term, ‘Surrender Value,’ is equivalent to Annuity Account Value under the Contract.
STATE	CONTRACT	GLWB RIDER
CA if the Contract Owner is age 60 years and older	RIGHT TO CANCEL
(If Contract Owner is age 60 years or over):
This policy may be returned within 30 days from the date you received it. During that 30-day period, your money will be placed in a fixed account or money-market fund, unless you direct that the premium be invested in a stock or bond portfolio underlying the policy during the 30-day period. If you do not direct that the premium be invested in a stock or bond portfolio, and if you return the policy within the 30-day period, you will be entitled to a refund of the premium and any policy fee paid. If you direct that the premium be invested in a stock or bond portfolio during the 30-day period, and if you return the policy during that period, you will be entitled to a refund of the policy’s account value on the day the policy is received by the insurance company or agent who sold you this policy, which could be less than the premium you paid for the policy, plus any policy fee paid.
CA, FL, GA, and NV	RIGHT TO CANCEL
(Including CA if Owner is not age 60 years or over):
You have a 30 day right to cancel. If you are not satisfied with the Contract, return it to the Retirement Resource Operations Center or an agent of the Company. The Contract will be void from the start, and the Company will refund the Surrender Value provided in the Contract, plus Premium Tax and other taxes and any fees or charges deducted from the premiums or imposed under the Contract.

SECTION 3: CONTRIBUTIONS
3.03 ALLOCATION OF CONTRIBUTIONS
If the application is complete, the initial Contribution will be applied within two Business Days of receipt at the Retirement Resource Operations Center. During the right-to-cancel period all Contributions will first be allocated to the money market Sub-Account unless the Owner directs that premium be invested in a stock or bond portfolio. Contributions allocated to the money market Sub Account will remain there until the next Transaction Date following the end of the right-to-cancel period. On that date, the Annuity Account Value held in the money market Sub-Account will be allocated to the Sub-Accounts selected by the Owner. During the right-to-cancel period, the Owner may change the allocations to the Sub-Accounts. Any changes made during the right-to-cancel period will take effect after the right-to-cancel period has expired After the right-to-cancel period, subsequent Contributions will be allocated to the Annuity Account in the proportion	SECTION 9: ASSIGNMENT
In the event of an assignment or change of ownership, payments will continue to be made to the subsequent Owner based on the life of the original Covered Person.

SECTION 10: RIDER TERMINATION
Provisions requiring Rider termination at the Annuitant’s 99th birthday have been deleted.

Provisions requiring Rider termination upon a change of ownership have been deleted.
C-1

STATE	CONTRACT	GLWB RIDER
Requested by the Owner. If there are no accompanying instructions, then allocations will be made in accordance with standing instructions. Allocations will be effective upon the Transaction Date.
CT-Variations to the Contract and GLWB Rider are only applicable to Contracts and Riders issued prior to 4/6/18	2.03 ASSIGNMENT Provisions restricting assignment of the GLWB Riders are not applicable in CT.	SECTION 9: ASSIGNMENT
In the event of an assignment or change of ownership, payments will continue to be made to the subsequent Owner based on the life of the original Covered Person.

SECTION 10: RIDER TERMINATION
Provisions requiring Rider termination at the Annuitant’s 99th birthday have been deleted.

Provisions requiring Rider termination upon a change of ownership have been deleted.
MT	Front Cover: Right To Cancel:
There is a 10 day right to cancel. If this Contract is issued as a replacement of existing life insurance or annuity coverage, the right to cancel period is extended to 30 days from the date of receiving it. If you are not satisfied with the Contract, return it to the Retirement Resource Operations Center or an agent of the Company. The Contract will be void from the start, and the Company will refund the Annuity Account Value as of the Transaction Date the Request for cancellation is received. During the right to cancel period, the Contributions will be allocated in the Sub-Account(s) as specified in the application.

6.01 PAYMENT OF DEATH BENEFIT (4th paragraph):
When this Contract becomes a claim, settlement will be made within 60 days of receipt of due proof of death. If settlement is made after the first 30 days, the settlement shall include interest earned from the 30th day until the date of settlement. Interest will be paid at a rate no less than required by Montana law.

8.13 CONFORMITY WITH MONTANA STATUTES
The provisions of this Contract conform to the minimum requirements of Montana law and control over any conflicting statutes of any state in which the insured resides on or after the effective date of this Contract.
ND	Front Cover: Right To Cancel:
There is a 20 day right to cancel. If you are not satisfied with the Contract, return it to the Retirement Resource Operations Center or an agent of the Company. The Contract will be void from the start, and the Company will refund the Annuity Account Value as of the Transaction
C-2

STATE	CONTRACT	GLWB RIDER
Date the Request for cancellation is received. During the right to cancel period, the Contributions will be allocated in the Sub-Account(s) as specified in the application.
SD	Front Cover: Right To Cancel:
There is a 10 day right to cancel. If you are not satisfied with the Contract, return it to the Retirement Resource Operations Center or an agent of the Company. The Contract will be void from the start, and the Company will refund the Annuity Account Value as of the Transaction Date the Request for cancellation is received. During the right to cancel period, the Contributions will be allocated in the Sub-Account(s) as specified in the application.
MATERIAL STATE VARIATIONS TO CONTRACT ENDORSEMENTS:
STATE	NON-GRANTOR TRUST ENDORSEMENT	RESTRICTED BENEFICIARY ENDORSEMENT
CA	TERMINATION:
This Endorsement will terminate,
1. upon termination of the Contract,
2. the date the Contract is annuitized,
3. the date death benefits are paid,
4. for Qualified Annuity Contracts, the date there is any change of ownership under the Contract from a Non- Grantor Trust to a natural person, or
5. for Non-Qualified Annuity Contracts, upon Request by the Owner after a change of ownership under the Contract from a Non-Grantor Trust to a natural person.	3. For Qualified Annuity Contracts, assignment of the Contract, or transfer of Ownership while the Owner is still alive, will result in termination of this Endorsement and cancellation of all Restricted Beneficiary Payout Options. For Non-Qualified Annuity Contracts, assignment of the Contract, or transfer of Ownership while the Owner is still alive, will not result in termination of this Endorsement and cancellation of all Restricted Beneficiary Payout Options unless by Request of the Owner.

TERMINATION:
This Restricted Beneficiary Payout Option Endorsement will terminate:
1. on termination or surrender of the Contract;
2 .for Qualified Annuity Contracts, upon transfer of Ownership or assignment of the Contract;
3. for Non-Qualified Annuity Contracts, upon Request by the Owner after a change of ownership or assignment of the Contract.
4. on the Annuity Commencement Date; or
5. on cancellation or revocation of any Restricted Beneficiary Payout Options elected by the Owner prior to death.
C-3

Appendix D - Historical Guaranteed Annual Withdrawal Percentages from Prior Rate Sheet Supplements
Below are the historical Guaranteed Annual Withdrawal percentages (GAW%) and Joint GAW% from the Rate Sheet Supplements applicable to the GLWB Rider described in the Prospectus for the Contract. A complete description of the GLWB Rider can be found in the section of the Prospectus entitled “Guaranteed Lifetime Withdrawal Benefit Rider.”
CONTRACT APPLICATIONS SIGNED PRIOR TO MAY 1, 2017:
The tables below list the GLWB Rider GAW% and Joint GAW% applicable for Contract applications signed prior to May 1, 2017.
Guaranteed Lifetime Withdrawal Benefit Rider: The GAW% for a single Covered Person is based on the age when GAWs begin according to the following table:
GAW% Table
	Age 59 1⁄2 - 64	Age 65 - 69	Age 70 - 79	Age 80+
% of Benefit Base	4.00%	5.00%	6.00%	7.00%
If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:
Joint GAW% Table
	Age 59 1⁄2 - 64	Age 65 - 69	Age 70 - 79	Age 80+
% of Benefit Base	3.50%	4.50%	5.50%	6.50%
CONTRACT APPLICATIONS SIGNED BETWEEN MAY 1, 2017 AND APRIL 30, 2018:
The tables below list the GLWB Rider GAW% and Joint GAW% applicable for Contract applications signed between May 1, 2017 and April 30, 2018.
Guaranteed Lifetime Withdrawal Benefit Rider: The GAW% for a single Covered Person is based on the age when GAWs begin according to the following table:
GAW% Table
	Age 59 1⁄2 - 64	Age 65 - 69	Age 70 - 79	Age 80+
% of Benefit Base	4.00%	5.00%	5.50%	6.50%
If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:
Joint GAW% Table
	Age 59 1⁄2 - 64	Age 65 - 69	Age 70 - 79	Age 80+
% of Benefit Base	3.50%	4.50%	5.00%	6.00%
CONTRACT APPLICATIONS SIGNED BETWEEN MAY 1, 2018 AND APRIL 30, 2019:
The tables below list the GLWB Rider GAW% and Joint GAW% applicable for Contract applications signed between May 1, 2018 and April 30, 2019.
D-1

Guaranteed Lifetime Withdrawal Benefit Rider: The GAW% for a single Covered Person is based on the age when GAWs begin according to the following table:
GAW% Table
	Age 59 1⁄2 - 64	Age 65 - 69	Age 70 - 79	Age 80+
% of Benefit Base	4.00%	5.10%	5.50%	6.50%
If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:
Joint GAW% Table
	Age 59 1⁄2 - 64	Age 65 - 69	Age 70 - 79	Age 80+
% of Benefit Base	3.50%	4.60%	5.00%	6.00%
Important Note for all applications signed between January 1, 2017, and April 30, 2018: As noted in your Prospectus and GLWB Rider, GAWs and Joint GAWs are calculated by multiplying the GAW% (or Joint GAW%) by your Benefit Base. Accordingly, for all Rate Sheet Supplements applicable to Contract applications signed between January 1, 2017 and April 30, 2018, the GAW% Tables and Joint GAW% Tables should reflect “% of Benefit Base” (rather than “% of Covered Fund Value”) as disclosed in the Prospectus and stated in your GLWB Rider.
D-2

VARIABLE ANNUITY-1 SERIES ACCOUNT
SCHWAB ONESOURCE CHOICE VARIABLE ANNUITYTM
Individual Flexible Premium Deferred Variable Annuity Contracts
issued by
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
Telephone: (800) 468-8661 (Outside Colorado)
(800) 547-4957 (Colorado)
STATEMENT OF ADDITIONAL INFORMATION
This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus, dated May 1, 2019, which is available without charge by contacting the Retirement Resource Operations Center, P.O. Box 173920, Denver, Colorado 80217-3920 or at (800) 838-0650.
The date of this Statement of Additional Information is
May 1, 2019
i

ii

GENERAL INFORMATION
In order to supplement the description in the Prospectus, the following provides additional information about the Contracts and other matters which may be of interest to you. Terms used in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading “Definitions.”
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
AND THE VARIABLE ANNUITY-1 SERIES ACCOUNT
Great-West Life & Annuity Insurance Company (the “Company”), the issuer of the Contract, is a Colorado corporation qualified to sell life insurance and annuity contracts in Puerto Rico, U.S. Virgin Islands, Guam, the District of Columbia and all states except New York. Great-West is a wholly owned subsidiary of GWL&A Financial, Inc., a Delaware holding company. GWL&A Financial, Inc. is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a Canadian holding company. Great-West Lifeco Inc. is a subsidiary of Power Financial Corporation, a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada, a Canadian holding and management company. Through a group of private holding companies, The Desmarais Family Residuary Trust, which was created on October 8, 2013 under the Last Will and Testament of Paul G. Desmarais, has voting control of Power Corporation of Canada.
The assets allocated to the Variable Annuity-1 Series Account (the “Series Account”) are the exclusive property of Great-West. Registration of the Series Account under the Investment Company Act of 1940 does not involve supervision of the management or investment practices or policies of the Series Account or of Great-West by the Securities and Exchange Commission. Great-West may accumulate in the Series Account proceeds from charges under the Contracts and other amounts in excess of the Series Account assets representing reserves and liabilities under the Contract and other variable annuity contracts issued by Great-West. Great-West may from time to time transfer to its general account any of such excess amounts. Under certain remote circumstances, the assets of one Sub-Account may not be insulated from liability associated with another Sub-Account.
On January 24, 2019, the Company announced that it had entered into an agreement with Protective Life Insurance Company (“Protective”) to sell, via indemnity reinsurance, substantially all of its non-participating individual life insurance and annuity business and group life and health business, including this Contract. Subject to the provision of certain services by the Company or its affiliates for a transitional period following the closing, Protective will agree to provide administration for the Contract in accordance with their terms and conditions. The transaction is expected to close in the first half of 2019, subject to regulatory approvals and customary closing conditions.
CALCULATION OF ANNUITY PAYOUTS
Variable Annuity Options
Great-West converts the Accumulation Units for each Investment Segment Sub-Account held by you into Annuity Units at their values determined as of the end of the valuation period which contains the Annuity Commencement Date. The number of Annuity Units paid for each Investment Segment Sub-Account is determined by dividing the amount of the first payment by the Annuity Unit value on the first valuation date preceding the date the first payout is due. The number of Annuity Units used to calculate each payout for an Investment Segment Sub-Account remains fixed during the Annuity Payout Period.
The first payment under a variable annuity payout option will be based on the value of each Investment Segment Sub-Account on the first valuation date preceding the Annuity Commencement Date. We will determine it by applying the appropriate rate to the amount applied under the payout option. Payments after the first will vary depending upon the investment experience of the Investment Segment Sub-Accounts. The subsequent amount paid is determined by multiplying (a) by (b) where (a) is the number of Annuity Units to be paid and (b) is the Annuity Unit value on the first valuation date preceding the date the annuity payout is due. The total amount of each variable annuity payout will be the sum of the variable annuity payments for each Sub-Account.
POSTPONEMENT OF PAYOUTS
With respect to amounts allocated to the Series Account, payment of any amount due upon a total or partial surrender, death or under an annuity option will ordinarily be made within seven days after all documents required for such payment are received by the Retirement Resource Operations Center. However, the determination, application or payment of any Death Benefit, Transfer, full surrender, partial withdrawal or annuity payment may be deferred (1) for any period (A) during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or (B) trading on the New York Stock Exchange is restricted, (2) for any period during which an emergency exists as a result of which (A) disposal by the Series
1

Account of securities owned by it is not reasonably practicable or (B) it is not reasonably practicable for the Series Account to determine the value of its net assets, or (3) for such other periods as the Securities and Exchange Commission may by order permit for the protection of investors.
SERVICES
A.    Safekeeping of Series Account Assets
The assets of the Series Account are held by Great-West. The assets of the Series Account are kept physically segregated and held separate and apart from the general account of Great-West. Great-West maintains records of all purchases and redemptions of shares of the Portfolios. Additional protection for the assets of the Series Account is afforded by a financial institution bond that includes fidelity coverage issued to The Great-West LifeCo, Inc. and subsidiary companies in the amount of $50 million (Canadian) per occurrence and $100 million (Canadian) aggregate, which covers all officers and employees of Great-West.
B.    Independent Registered Public Accounting Firm
Deloitte & Touche LLP, 1601 Wewatta St, Denver, CO 80202, serves as the Company’s and the Series Account’s independent registered public accounting firm.
The financial statements and financial highlights of each of the investment divisions of the Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. The statutory financial statements of Great-West Life & Annuity Insurance Company included in this Statement of Additional Information included in the Registration Statement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such statutory financial statements have so been included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.
C.    Principal Underwriter
The offering of the Contracts is made on a continuous basis by GWFS Equities, Inc., a wholly owned subsidiary of Great-West. GWFS is a Delaware corporation, a broker-dealer registered with the Securities and Exchange Commission, and is a member of the Financial Industry Regulatory Authority (“FINRA”). Great-West does not anticipate discontinuing the offering of the Contract, although it reserves the right to do so. GWFS has received no underwriting commissions in connection with this offering since it has been offered. The Contract generally will be issued for Annuitants from birth to age eighty-five (85).
D.    Administrative Services
Certain administrative services are provided by GWFS to assist Great-West in processing the Contracts. These services are described in written agreements between GWFS and Great-West.
WITHHOLDING
Annuity payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.
Notwithstanding the recipient’s election, withholding may be required with respect to certain payments to be delivered outside the United States. Moreover, special “backup withholding” rules may require Great-West to disregard the recipient’s election if the recipient fails to supply Great-West with a “TIN” or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies Great-West that the TIN provided by the recipient is incorrect.
Foreign Account Tax Compliance Act (“FATCA”)
We may be required to withhold at a rate of 30% under FATCA on certain distributions to foreign financial institutions and non-financial foreign entities holding accounts on behalf of and/or the assets of U.S. persons unless the foreign entities
2

provide us with certain certifications regarding their status under FATCA on the applicable IRS forms. Prospective purchasers with accounts in foreign financial institutions or non-financial foreign entities are advised to consult with a competent tax advisor regarding the application of FATCA to their purchase situation.
FINANCIAL STATEMENTS
The consolidated financial statements of Great-West should be considered only as bearing upon Great-West’s ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interest of Owners under the Contracts is affected solely by the investment results of the Series Account.
3

AUDITED FINANCIAL REPORT

Great-West Life & Annuity Insurance Company (A wholly-owned subsidiary of GWL&A Financial Inc.)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2018 and 2017 and

Related Statutory Statements of Operations,

Changes in Capital and Surplus and Cash Flows for Each of the Three Years in the Period Ended December 31, 2018 and Report of Independent Registered Public Accounting Firm

2

Deloitte & Touche LLP 1601 Wewatta Street Suite 400 Denver, CO 80202-3942 USA Tel: 1 303 292 5400 Fax: 1 303 312 4000 www.deloitte.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of

Great-West Life & Annuity Insurance Company

Greenwood Village, Colorado

Opinion on the Statutory Financial Statements

We have audited the accompanying statutory statements of admitted assets, liabilities, and capital and surplus of Great-West Life & Annuity Insurance Company (the "Company") (a wholly-owned subsidiary of GWL&A Financial Inc.), as of December 31, 2018 and 2017, the related statutory statements of operations, changes in capital and surplus, and cash flows for the years then ended, and the related notes (collectively referred to as the "statutory financial statements"). In our opinion, because of the effects of the matters discussed in the following paragraph, the statutory financial statements do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2018 and 2017, or the results of its operations or its cash flows for the years then ended.

As described in Note 1 to the statutory financial statements, the statutory financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Colorado Division of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Colorado Division of Insurance. The effects on the statutory financial statements of the variances between the statutory-basis of accounting described in Note 1 to the statutory financial statements and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, the statutory financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the Colorado Division of Insurance, as described in Note 1 to the statutory financial statements.

Basis for Opinion

These statutory financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's statutory financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing

3

an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the statutory financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the statutory financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the statutory financial statements. We believe that our audits provide a reasonable basis for our opinion.

Emphasis of Matter

As discussed in Note 1 to the statutory financial statements, the accompanying statutory financial statements have been prepared from separate records maintained by the Company and may not necessarily be indicative of conditions that would have existed or the results of operations if the Company had been operated as an unaffiliated company, as portions of certain expenses represent allocations made from affiliates.

Denver, Colorado

March 19, 2019

We have served as the Company’s auditor since 1981

4

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

December 31, 2018 and 2017

(In Thousands, Except Share Amounts)

	December 31,
	2018	2017

Admitted assets:

Cash and invested assets:

Bonds	$20,654,118	$19,944,862

Common stock	131,883	107,977

Mortgage loans (net of allowances of $746 and $746)	4,206,865	3,871,338

Real estate occupied by the company	37,555	36,302

Real estate held for the production of income	1,407	1,466

Contract loans	4,122,637	4,078,669

Cash, cash equivalents and short-term investments	229,003	242,084

Securities lending collateral assets	45,102	—

Other invested assets	606,787	566,187

Total cash and invested assets	30,035,357	28,848,885

Investment income due and accrued	284,303	279,822

Premiums deferred and uncollected	25,795	15,919

Reinsurance recoverable	8,090	7,090

Current federal income taxes recoverable	71,875	16,535

Deferred income taxes	150,497	149,315

Due from parent, subsidiaries and affiliates	50,107	67,355

Cash value of company owned life insurance	272,606	264,798

Other assets	231,965	163,388

Assets from separate accounts	24,654,916	28,197,122

Total admitted assets	$55,785,511	$58,010,229

See notes to statutory financial statements.	Continued

5

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

December 31, 2018 and 2017

(In Thousands, Except Share Amounts)

	December 31,
	2018	2017

Liabilities, capital and surplus:

Liabilities:

Aggregate reserves for life policies and contracts	$27,501,121	$26,587,834

Aggregate reserves for accident and health policies	276,762	272,539

Liability for deposit-type contracts	189,895	206,134

Life and accident and health policy and contract claims	123,705	120,537

Provision for policyholders’ dividends	31,184	38,872

Liability for premiums received in advance	13,926	12,768

Liability for contract deposit funds	150,981	174,296

Unearned investment income	622	4,483

Asset valuation reserve	204,393	203,546

Interest maintenance reserve	50,674	82,238

Due to parent, subsidiaries and affiliates	41,735	52,081

Commercial paper	98,859	99,886

Payable under securities lending agreements	45,102	—

Repurchase agreements	664,650	—

Other liabilities	410,076	828,393

Liabilities from separate accounts	24,654,907	28,197,113

Total liabilities	54,458,592	56,880,720

Commitments and contingencies (see Note 20)

Capital and surplus:

Preferred stock, $1 par value, 50,000,000 shares authorized; none issued and outstanding	—	—

Common stock, $1 par value; 50,000,000 shares authorized; 7,320,176 shares issued and outstanding	7,320	7,320

Surplus notes	591,699	539,930

Gross paid in and contributed surplus	710,271	706,178

Unassigned funds	17,629	(123,919)

Total capital and surplus	1,326,919	1,129,509

Total liabilities, capital and surplus	$55,785,511	$58,010,229

See notes to statutory financial statements.	Concluded

6

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Statutory Statements of Operations

Years Ended December 31, 2018, 2017 and 2016

(In Thousands)

	Year Ended December 31,
	2018	2017	2016

Income:

Premium income and annuity consideration	$7,592,609	$5,270,518	$(397,783)

Net investment income	1,307,387	1,266,963	1,235,841

Amortization of interest maintenance reserve	24,863	22,045	23,253

Commission and expense allowances on reinsurance ceded	5,211	31,582	5,785

Fee income from separate accounts	160,573	160,280	151,744

Reserve adjustment on reinsurance ceded	(1,975,763)	(490,424)	5,627,638

Miscellaneous income	250,272	220,204	154,696

Total income	7,365,152	6,481,168	6,801,174

Expenses:

Death benefits	380,057	276,519	341,292

Annuity benefits	228,530	203,679	202,093

Disability benefits and benefits under accident and health policies	41,719	44,208	41,580

Surrender benefits	5,895,938	4,992,338	4,330,313

Increase in aggregate reserves for life and accident and health policies and contracts	917,510	915,763	1,139,669

Other benefits	10,528	12,032	11,991

Total benefits	7,474,282	6,444,539	6,066,938

Commissions	196,489	199,814	181,567

Other insurance expenses	488,250	522,610	544,488

Net transfers from separate accounts	(1,112,465)	(944,644)	(101,482)

Total benefit and expenses	7,046,556	6,222,319	6,691,511

Net gain from operations before dividends to policyholders, federal income taxes and realized capital gains (losses)	318,596	258,849	109,663

Dividends to policyholders	31,276	38,782	45,842

Net gain from operations after dividends to policyholders and before federal income taxes and net realized capital gains (losses)	287,320	220,067	63,821

Federal income tax (benefit) expense	(17,604)	50,584	(37,932)

Net gain from operations before net realized capital gains (losses)	304,924	169,483	101,753

Net realized capital gains (losses) less capital gains tax and transfers to interest maintenance reserve	10,576	535	(1,096)

Statutory net income	$315,500	$170,018	$100,657

See notes to statutory financial statements.

7

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Statutory Statements of Changes in Capital and Surplus

Years Ended December 31, 2018, 2017 and 2016

(In Thousands)

	Year Ended December 31,
	2018	2017	2016
Capital and surplus, beginning of year	$1,129,509	$1,053,333	$1,114,764

Statutory net income	315,500	170,018	100,657

Dividends to stockholder	(152,295)	(145,301)	(125,691)

Change in net unrealized capital (losses) gains, net of income taxes	(11,491)	(17,021)	(32,223)

Change in minimum pension liability, net of income taxes	3,824	2,459	(1,863)

Change in asset valuation reserve	(846)	(18,503)	6,171

Change in non-admitted assets	28,921	96,814	(47,306)

Change in net deferred income taxes	(40,732)	(110,528)	16,605

Change in liability for reinsurance in unauthorized companies	—	2	—

Capital paid-in	—	27	60

Surplus paid-in	4,093	86,480	22,359

Change in capital and surplus as a result of separate accounts	(208)	(211)	(150)

Change in unrealized foreign exchange capital (losses) gains	(1,125)	(88)	(78)

Change in surplus note	51,769	12,028	28

Net change in capital and surplus for the year	197,410	76,176	(61,431)

Capital and surplus, end of year	$1,326,919	$1,129,509	$1,053,333

See notes to statutory financial statements.

8

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Statutory Statements of Cash Flows

Years Ended December 31, 2018, 2017 and 2016

(In Thousands)

	Year Ended December 31,
	2018	2017	2016

Operating activities:

Premium income, net of reinsurance	$5,352,630	$5,208,527	$5,910,875

Investment income received, net of investment expenses paid	1,136,338	1,111,282	1,080,450

Other miscellaneous expense received (paid)	160,008	(77,825)	(23,874)

Benefit and loss related payments, net of reinsurance	(6,417,233)	(5,393,966)	(4,671,246)

Net transfers to separate accounts	1,097,423	909,388	99,783

Commissions, other expenses and taxes paid	(644,838)	(669,995)	(687,938)

Dividends paid to policyholders	(38,959)	(46,583)	(51,521)

Federal income taxes (paid) received, net	(38,241)	(15,138)	15,711

Net cash provided by operating activities	607,128	1,025,690	1,672,240

Investing activities:

Proceeds from investments sold, matured or repaid:

Bonds	3,351,579	5,719,282	7,202,702

Stocks	3,704	14,597	1,539

Mortgage loans	357,545	399,982	365,790

Real estate	—	—	1,457

Other invested assets	25,233	14,614	9,883

Net gains on cash, cash equivalents and short-term investments	—	(1)	13

Miscellaneous proceeds	22,212	—	40,414

Cost of investments acquired:

Bonds	(3,398,701)	(6,023,940)	(8,434,227)

Stocks	(38,742)	(99)	(19)

Mortgage loans	(697,245)	(844,304)	(688,991)

Real estate	(4,319)	(2,980)	(2,006)

Other invested assets	(36,870)	(31,194)	(3,985)

Miscellaneous applications	(39,654)	(67,286)	(4,708)

Net change in contract loans and premium notes	(1,355)	(12,161)	6,809

Net cash used in investing activities	(456,613)	(833,490)	(1,505,329)

Financing and miscellaneous activities:

Surplus notes	51,410	12,000	—

Capital and paid in surplus	3,325	84,944	20,306

Deposit-type contract withdrawals, net of deposits	(18,908)	(21,673)	(22,342)

Dividends to stockholder	(152,295)	(145,301)	(125,691)

Funds (repaid) borrowed, net	(1,027)	2,348	4,167

Change in due to/from parent, subsidiaries and affiliates	6,013	1,485	5,987

Employee taxes paid for withheld shares	(78)	(818)	(517)

Other	(51,605)	(70,011)	(38,528)

Net cash used in financing and miscellaneous activities	(163,165)	(137,026)	(156,618)

Net (decrease) increase in cash, cash equivalents and short-term investments and restricted cash	(12,650)	55,174	10,293

Cash, cash equivalents and short-term investments and restricted cash:

Beginning of year	242,084	186,910	176,617

End of year	$229,434	$242,084	$186,910

The cash, cash equivalents and short-term investments and restricted cash balance at December 31, 2018 includes $431 of restricted cash which is non-admitted and not included in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

See notes to statutory financial statements.	Continued

9

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Statutory Statements of Cash Flows

Years Ended December 31, 2018, 2017 and 2016

(In Thousands)

	Year Ended December 31,
	2018	2017	2016

Non-cash investing and financing transactions during the year:

Share-based compensation expense	$768	$1,563	$(2,113)

Assets received from limited partnership investment distributions	—	—	(10)

Fair value of assets acquired in settlement of bonds	28,815	9,659	—

See notes to statutory financial statements.	Concluded

10

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

1. Organization and Significant Accounting Policies

Great-West Life & Annuity Insurance Company (the “Company” or “GWL&A”) is a direct wholly-owned subsidiary of GWL&A Financial Inc. (“GWL&A Financial”), a holding company. GWL&A Financial is a direct wholly-owned subsidiary of Great-West Lifeco U.S. LLC (“Lifeco U.S.”) and an indirect wholly-owned subsidiary of Great-West Lifeco Inc. (“Lifeco”), a Canadian holding company. The Company offers a wide range of life insurance, retirement and investment products to individuals, businesses and other private and public organizations throughout the United States. The Company is an insurance company domiciled in the State of Colorado, and is subject to regulation by the Colorado Division of Insurance (“Division”).

The Company is authorized to engage in the sale of life insurance, accident and health insurance and annuities. It is qualified to do business in all states in the United States, except New York, and in the District of Columbia, Puerto Rico, Guam and the U.S. Virgin Islands. The Company is also a licensed reinsurer in New York.

The statutory financial statements have been prepared from the separate records maintained by the Company and may not necessarily be indicative of the conditions that would have existed or the results of operations if the Company had been operated as an unaffiliated company.

Accounting policies and use of estimates

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the Division. The Division requires that insurance companies domiciled in the State of Colorado prepare their statutory financial statements in accordance with the National Association of Insurance Commissioners Accounting Practices and Procedures Manual (“NAIC SAP”), subject to any deviations prescribed or permitted by the State of Colorado Insurance Commissioner.

The only prescribed deviation that impacts the Company allows the Company to account for certain separate account products at book value instead of fair value. The Division has not permitted the Company to adopt any accounting practices that have an impact on the Company’s statutory financial statements as compared to NAIC SAP or the Division’s prescribed accounting practices. There is no impact to either capital and surplus or net income as a result of the prescribed accounting practice.

Statutory accounting principles vary in some respects from accounting principles generally accepted in the United States of America (“GAAP”). The more significant of these differences are as follows:

•

Bonds, including loan-backed and structured securities (collectively referred to as “bonds”), are carried at statutory adjusted carrying value in accordance with the National Association of Insurance Commissioners (“NAIC”) designation of the security. Carrying value is amortized cost, unless the bond is either (a) designated as a six, in which case it is the lower of amortized cost or fair value or (b) required to be carried at fair value due to the structured securities ratings methodology. Under GAAP, bonds are carried at amortized cost for securities classified as held-to-maturity and fair value for securities classified as available-for-sale and held-for-trading.

•

Short-term investments include all investments whose remaining maturities, at the time of acquisition, are three months to one year. Under GAAP, short-term investments include securities purchased with investment intent and with initial remaining maturities of one year or less.

•

As prescribed by the NAIC, the asset valuation reserve (“AVR”) is computed in accordance with a prescribed formula and represents a provision for possible non-interest related fluctuations in the value of bonds equity securities, mortgage loans, real estate and other invested assets. Changes to the AVR are charged or credited directly to unassigned surplus. This type of reserve is not necessary or required under GAAP.

•

As prescribed by the NAIC, the interest maintenance reserve (“IMR”) consists of net accumulated unamortized realized capital gains and losses, net of income taxes, on sales or interest related impairments of bonds and derivative investments attributable to changes in the general level of interest rates. Such gains or losses are initially deferred and then amortized into income over the remaining period to maturity, based on groupings of individual securities sold in five-year bands. An IMR asset is designated as a non-admitted asset and is recorded as a reduction to capital and surplus. Under GAAP, realized gains and losses are recognized in income in the period in which a security is sold.

11

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

•

As prescribed by the NAIC, an other-than-temporary impairment (“OTTI”) is recorded (a) if it is probable that the Company will be unable to collect all amounts due according to the contractual terms in effect at the date of acquisition, (b) if the Company has the intent to sell the investment or (c) for non-interest related declines in value and where the Company does not have the intent and ability at the reporting date, to hold the bond until its recovery. Under GAAP, if either (a) management has the intent to sell a bond investment or (b) it is more likely than not the Company will be required to sell a bond investment before its anticipated recovery, a charge is recorded in net realized investment losses equal to the difference between the fair value and cost or amortized cost basis of the security. If management does not intend to sell the security and it is not more likely than not the Company will be required to sell the bond investment before recovery of its amortized cost basis, but the present value of the cash flows expected to be collected (discounted at the effective interest rate implicit in the bond investment prior to impairment) is less than the amortized cost basis of the bond investment (referred to as the credit loss portion), an OTTI is considered to have occurred.

Under GAAP, total OTTI is bifurcated into two components: the amount related to the credit loss, which is recognized in current period earnings through realized capital losses; and the amount attributed to other factors (referred to as the non-credit portion), which is recognized as a separate component in accumulated other comprehensive income (loss). As prescribed by the NAIC, non-interest related OTTI is only bifurcated on loan-backed and structured securities. Factors related to interest and other components do not have a financial statement impact and are disclosed in “Unrealized losses and OTTI” in the notes to the statutory financial statements.

•

Derivatives that qualify for hedge accounting are carried at the same valuation method as the underlying hedged asset, while derivatives that do not qualify for hedge accounting are carried at fair value. Under GAAP, all derivatives, regardless of hedge accounting treatment, are recorded on the balance sheet in other assets or other liabilities at fair value. As prescribed by the NAIC, for those derivatives which qualify for hedge accounting, the change in the carrying value or cash flow of the derivative is recorded consistently with how the changes in the carrying value or cash flow of the hedged asset, liability, firm commitment or forecasted transaction are recorded. Under GAAP, if the derivative is designated as a cash flow hedge, the effective portions of the changes in the fair value of the derivative are recorded in accumulated other comprehensive income and are recognized in the income statements when the hedged item affects earnings. Changes in fair value resulting from foreign currency translations are recorded in either AOCI or net investment income, consistent with where they are recorded on the underlying hedged asset or liability. Changes in the fair value, including changes resulting from foreign currency translations, of derivatives not eligible for hedge accounting or where hedge accounting is not elected and the over effective portion of cash flow hedges are recognized in investment gains (losses) as a component of net income in the period of the change. Realized foreign currency transactional gains and losses on derivatives subject to hedge accounting are recorded in net investment income, whereas those on derivatives not subject to hedge accounting are recorded in investment gains (losses). As prescribed by the NAIC, upon termination of a derivative that qualifies for hedge accounting, the gain or loss is recognized in income in a manner that is consistent with the hedged item. Alternatively, if the item being hedged is subject to IMR, the gain or loss on the hedging derivative is realized and is subject to IMR upon termination. Under GAAP, gains or losses on terminated contracts that are effective hedges are recorded in earnings in net investment income or other comprehensive income. The gains or losses on terminated contracts where hedge accounting is not elected, or contracts that are not eligible for hedge accounting, are recorded in investment gains (losses).

•

The Company enters into dollar repurchase agreements with third party broker-dealers. The Company does not enter into these types of transactions for liquidity purposes, but rather for yield enhancement on its investment portfolio. The dollar repurchase trading strategy involves the sale of securities, with a simultaneous agreement to repurchase similar securities at a future date at an agreed-upon price. Assets to be repurchased are the same, or substantially the same, as the assets transferred, and are accounted for as secured borrowings. Under GAAP, these transactions are recorded as forward settling to be announced (“TBA”) securities that are accounted for as derivative instruments, but hedge accounting is not elected as the Company does not regularly accept delivery of such securities when issued.

•

Acquisition costs, such as commissions and other costs incurred in connection with acquiring new business, are charged to operations as incurred, rather than deferred and amortized over the lives of the related contracts as under GAAP.

•

Deferred income taxes are recorded using the asset and liability method in which deferred tax assets and liabilities are recorded for expected future tax consequences of events that have been recognized in either the Company’s statutory financial statements or tax returns. Deferred income tax assets are subject to limitations prescribed by statutory accounting

12

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

principles. The change in deferred income taxes is treated as a component of the change in unassigned funds, whereas under GAAP deferred taxes are included in the determination of net income.

•

Certain assets, including various receivables, furniture and equipment and prepaid assets, are designated as non-admitted assets and are recorded as a reduction to capital and surplus, whereas they are recorded as assets under GAAP.

•

The excess of the cost of acquiring an entity over the Company’s share of the book value of the acquired entity is recorded as goodwill which is admissible subject to limitations and is amortized over the period in which the Company benefits economically, not to exceed ten years. Under GAAP, the excess of the cost of acquiring an entity over the acquisition-date fair value of identifiable assets acquired and liabilities assumed is allocated between goodwill, indefinite-lived intangible assets and definite-lived intangible assets. Goodwill and indefinite-lived intangible assets are not amortized and definite-lived intangible assets are amortized over their estimated useful lives under GAAP.

•

Aggregate reserves for life policies and contracts are based on statutory mortality and interest requirements and without consideration of withdrawals, which differ from reserves established under GAAP that are based on assumptions using Company experience for mortality, interest, and withdrawals.

•

As prescribed by the NAIC, ceded reserves are limited to the amount of direct reserves. Ceded aggregate reserves and policy and contract claim liabilities are netted against aggregate reserves for life policies and contracts for statutory accounting purposes. Under GAAP, these items are reported as reinsurance recoverable.

•	Surplus notes are reflected as a component of capital and surplus, whereas under GAAP they are reflected as a liability.

•

The policyholder’s share of net income on participating policies that has not been distributed to participating policyholders is included in capital and surplus in the statutory financial statements. For GAAP, these amounts are reported as a liability with a charge to net income.

•

Changes in separate account values from cash transactions are recorded as premium income and benefit expenses whereas they do not impact the statement of operations under GAAP and are presented only as increases or decreases to account balances.

•

Benefit payments and the related decrease in policy reserves are recorded as expenses for all contracts subjecting the Company to any mortality risk. Under GAAP, such benefit payments for life and annuity contracts without significant mortality risks are recorded as direct reductions to the policy reserve liability.

•

Premium receipts and the related increase in policy reserves are recorded as revenues and expenses, respectively, for all contracts subjecting the Company to any mortality risk. Under GAAP, such premium receipts for life and annuity contracts without significant mortality risks are recorded as direct credits to the policy reserve liability.

•	Comprehensive income and its components are not presented in the statutory financial statements.

•

The Statutory Statement of Cash Flows is presented based on a prescribed format for statutory reporting. For purposes of presenting statutory cash flows, cash includes short-term investments. Under GAAP, the statement of cash flows is typically presented based on the indirect method and cash excludes short-term investments.

The preparation of financial statements in conformity with statutory accounting principles requires the Company’s management to make a variety of estimates and assumptions. These estimates and assumptions affect, among other things, the reported amounts of admitted assets and liabilities, the disclosure of contingent liabilities and the reported amounts of revenues and expenses. Significant estimates are required to account for items and matters such as, but not limited to, the valuation of investments in the absence of quoted market values, impairment of investments, valuation of policy benefit liabilities and the valuation of deferred tax assets. Actual results could differ from those estimates.

13

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Significant statutory accounting policies

Investments

Investments are reported as follows:

•	In accordance with the NAIC SAP, the adjusted carrying value amounts of certain assets are gross of non-admitted assets.

Bonds are carried at statutory adjusted carrying value in accordance with the NAIC designation of the security. Carrying value is amortized cost, unless the bond is either (a) designated as a six, in which case it is the lower of amortized cost or fair value or (b) required to be carried at fair value due to the structured securities ratings methodology. The Company recognizes the acquisition of its public bonds on a trade date basis and its private placement investments on a funding date basis. Bonds containing call provisions are amortized to the call or maturity value/date which produces the lowest asset value.

Premiums and discounts are recognized as a component of net investment income using the effective interest method. Realized gains and losses not subject to IMR, including those from foreign currency translations, are included in net realized capital gains (losses).

The recognition of income on certain investments (e.g. loan-backed securities, including mortgage-backed and asset-backed securities) is dependent upon market conditions, which may result in prepayments and changes in amounts to be earned. Prepayments on all mortgage-backed and asset-backed securities are monitored monthly, and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities are adjusted by such prepayments. Prepayment assumptions are based on the average of recent historical prepayments and are obtained from broker/dealer survey values or internal estimates. These assumptions are consistent with the current interest rate and economic environment. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the retrospective method.

•

Mortgage loans consist primarily of domestic commercial collateralized loans and are carried at their unpaid principal balances adjusted for any unamortized premiums or discounts, allowances for credit losses, and foreign currency translations. Interest income is accrued on the unpaid principal balance for all loans, except for loans on non-accrual status. Premiums and discounts are amortized to net investment income using the effective interest method. Prepayment penalty and origination fees are recognized in net investment income upon receipt.

The Company actively manages its mortgage loan portfolio by completing ongoing comprehensive analysis of factors such as debt service coverage ratios, loan-to-value ratios, payment status, default or legal status, annual collateral property evaluations and general market conditions. On a quarterly basis, the Company reviews the above primary credit quality indicators in its internal risk assessment of loan impairment and credit loss. Management’s risk assessment process is subjective and includes the categorization of all loans, based on the above mentioned credit quality indicators, into one of the following categories:

•	Performing - generally indicates the loan has standard market risk and is within its original underwriting guidelines.
•

Non-performing - generally indicates there is a potential for loss due to the deterioration of financial/monetary default indicators or potential foreclosure. Due to the potential for loss, these loans are evaluated for impairment.

The adequacy of the Company’s allowance for credit loss is reviewed quarterly. The determination of the calculation and the adequacy of the mortgage allowance for credit loss and mortgage impairments involve judgments that incorporate qualitative and quantitative Company and industry mortgage performance data. Management’s periodic evaluation and assessment of the adequacy of the mortgage allowance for credit loss and the need for mortgage impairments is based on known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the fair value of the underlying collateral, composition of the loan portfolio, current economic conditions, loss experience and other relevant factors. Loans included in the non-performing category and other loans with certain substandard credit quality indicators are individually reviewed to determine if a specific impairment is required. Risk is mitigated primarily through first position collateralization, guarantees, loan covenants and borrower reporting requirements. Since the Company does not originate or hold uncollateralized mortgages, loans are generally not deemed fully uncollectable. Generally, unrecoverable amounts are written off during the final stage of the foreclosure process.

14

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Loan balances are considered past due when payment has not been received based on contractually agreed upon terms. The accrual of interest is discontinued when concerns exist regarding the realization of loan principal or interest. The Company resumes interest accrual on loans when a loan returns to current status or under new terms when loans are restructured or modified.

On a quarterly basis, any loans with terms that were modified during that period are reviewed to determine if the loan modifications constitute a troubled debt restructuring (“TDR”). In evaluating whether a loan modification constitutes a TDR, it must be determined that the modification is a significant concession and the debtor is experiencing financial difficulties.

•

Real estate properties held for the production of income are valued at depreciated cost less encumbrances. Properties held for sale are carried at the lower of depreciated cost or fair value less encumbrances and estimated costs to sell the property. Real estate is depreciated on a straight-line basis over the estimated life of the building or term of the lease for tenant improvements.

•

Real estate properties occupied by the Company are carried at depreciated cost unless the carrying amount of the asset is deemed to be unrecoverable. The Company includes in both net investment income and other operating expenses an amount for rent relating to real estate properties occupied by the Company. Rent is derived from consideration of the repairs, expenses, taxes, interest and depreciation incurred. The reasonableness of the amount of rent recorded is verified by comparison to rent received from other like properties in the same area.

•

Limited partnership interests are included in other invested assets and are accounted for using either net asset value per share (“NAV”) as a practical expedient to fair value or the equity method of accounting with changes in these values recognized in unassigned surplus in the period of change. The Company uses NAV as a practical expedient on partnership interests in investment companies where it has a minor equity interest and no significant influence over the entity’s operations. The Company uses the equity method when it has a partnership interest that is considered more than minor, although the Company has no significant influence over the entity’s operations.

•

Common stocks, other than stocks of subsidiaries, are recorded at fair value based on the most recent closing price of the common stock as quoted on its exchange. Related party mutual funds, which are carried at fair value, are also included in common stocks. The net unrealized gain or loss on common stocks is reported as a component of surplus.

•	Contract loans are carried at their unpaid balance. Contract loans are fully collateralized by the cash surrender value of the associated insurance policy.

•

Short-term investments include all investments whose remaining maturities, at the time of acquisition, are three months to one year. Cash equivalent investments include all investments whose remaining maturities, at the time of acquisition, are three months or less. Both short-term and cash equivalent investments, excluding money market mutual funds, are stated at amortized cost, which approximates fair value. Cash equivalent investments also include highly liquid money market securities that are traded in an active market, and are carried at fair value.

•

The Company enters into reverse repurchase agreements with third party broker-dealers for the purpose of enhancing the total return on its investment portfolio. The repurchase trading strategy involves the purchase of securities, with a simultaneous agreement to resell similar securities at a future date at an agreed-upon price. Securities purchased under these agreements are accounted for as secured borrowings, and are reported at amortized cost in cash, cash equivalents and short-term investments. Under these tri-party repurchase agreements, the designated custodian takes possession of the underlying collateral on the Company’s behalf, which is required to be cash or government securities. The fair value of the securities is monitored and additional collateral is obtained, where appropriate, to protect against credit exposure. The collateral cannot be sold or re-pledged and has not been recorded on the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

The Company enters into dollar repurchase agreements with third party broker-dealers. The Company does not enter into these types of transactions for liquidity purposes, but rather for yield enhancement on its investment portfolio. The dollar repurchase trading strategy involves the sale of securities, with a simultaneous agreement to repurchase similar securities at a future date at an agreed-upon price. Assets to be repurchased are the same, or substantially the same, as the assets transferred, and are accounted for as secured borrowings. Proceeds of the sale are reinvested in other securities and may

15

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

enhance the current yield and total return. The difference between the sales price and the future repurchase price is recorded as an adjustment to net investment income. During the period between the sale and repurchase, the Company will not be entitled to receive interest and principal payments on the securities sold. Losses may arise from changes in the value of the securities or if the counterparty enters bankruptcy proceedings or becomes insolvent. In such cases, the Company’s right to repurchase the security may be restricted. Amounts owed to brokers under these arrangements are included as a liability in repurchase agreements.

The Company participates in a securities lending program in which the Company lends securities that are held as part of its general account investment portfolio to third parties. The Company does not enter into these types of transactions for liquidity purposes, but rather for yield enhancement on its investment portfolio. The borrower can return and the Company can request the loaned securities be returned at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest received on such securities during the loan term. Securities lending transactions are accounted for as secured borrowings. The securities on loan are included within bonds and short-term investments in the accompanying Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus. The securities lending agent indemnifies the Company against borrower risk, meaning that the lending agent agrees contractually to replace securities not returned due to a borrower default. The Company generally requires initial cash collateral in an amount greater than or equal to 102% of the fair value of domestic securities loaned and 105% of foreign securities loaned. Such collateral is used to replace the securities loaned in event of default by the borrower. Some cash collateral is reinvested in short-term repurchase agreements which are also collateralized by U.S. Government or U.S. Government Agency securities. Reinvested cash collateral is reported in securities lending reinvested collateral assets, with a corresponding liability in payable for securities lending. Collateral that cannot be sold or repledged is excluded from the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

•

The Company’s OTTI accounting policy requires that a decline in the value of a bond below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. An OTTI is recorded (a) if it is probable that the Company will be unable to collect all amounts due according to the contractual terms in effect at the date of acquisition, (b) if the Company has the intent to sell the investment or (c) for non-interest related declines in value and where the Company does not have the intent and ability at the reporting date, to hold the bond until its recovery. Management considers a wide range of factors, as described below, regarding the bond issuer and uses its best judgment in evaluating the cause of the decline in its estimated fair value and in assessing the prospects for near-term recovery. Inherent in management’s evaluation of the bond are assumptions and estimates about the operations and ability to generate future cash flows. While all available information is taken into account, it is difficult to predict the ultimate recoverable amount from a distressed or impaired bond.

Considerations used by the Company in the impairment evaluation process include, but are not limited to, the following:

•	The extent to which estimated fair value is below cost;
•	Whether the decline in fair value is attributable to specific adverse conditions affecting a particular instrument, its issuer, an industry or geographic area;
•	The length of time for which the estimated fair value has been below cost;
•	Downgrade of a bond investment by a credit rating agency;
•	Deterioration of the financial condition of the issuer;
•	The payment structure of the bond investment and the likelihood of the issuer being able to make payments in the future; and
•	Whether dividends have been reduced or eliminated or scheduled interest payments have not been made.

For loan-backed and structured securities, if management does not intend to sell the bond and has the intent and ability to hold the bond until recovery of its amortized cost basis, but the present value of the cash flows expected to be collected (discounted at the effective interest rate implicit in the bond prior to impairment) is less than the amortized cost basis of the bond (referred to as the non-interest loss portion), an OTTI is considered to have occurred. In this instance, total OTTI is bifurcated into two components: the amount related to the non-interest loss is recognized in current period earnings through realized capital gains (losses); and the amount attributed to other factors does not have any financial impact and is disclosed only in the notes to the statutory financial statements. The calculation of expected cash flows utilized during the impairment evaluation process are determined using judgment and the best information available to the Company including default rates, credit ratings, collateral characteristics and current levels of subordination.

16

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

For bonds not backed by other loans or assets, if management does not intend to sell the bond and has the intent and ability to hold, but does not expect to recover the entire cost basis, an OTTI is considered to have occurred. A charge is recorded in net realized capital gains (losses) equal to the difference between the fair value and cost or amortized cost basis of the bond. After the recognition of an OTTI, the bond is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis equal to the previous amortized cost basis less the OTTI recognized in net income. The difference between the new amortized cost basis and the expected future cash flows is accreted into net investment income. The Company continues to estimate the present value of cash flows expected to be collected over the life of the bond.

Fair value

Certain assets and liabilities are recorded at fair value on the Company’s Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company categorizes its assets and liabilities measured at fair value into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Company’s assets and liabilities have been categorized based upon the following fair value hierarchy:

•

Level 1 inputs which are utilized for separate account assets and liabilities, utilize observable, quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date. Financial assets utilizing Level 1 inputs include certain mutual funds.

•

Level 2 inputs utilize other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs, which are utilized for general and separate account assets and liabilities, include quoted prices for similar assets and liabilities in active markets and inputs, other than quoted prices, that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. The fair values for some Level 2 securities are obtained from pricing services. The inputs used by the pricing services are reviewed at least quarterly or when the pricing vendor issues updates to its pricing methodology. For bond and separate account assets and liabilities, inputs include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Additional inputs utilized for assets and liabilities classified as Level 2 are:

○	Derivative instruments - trading activity, swap curves, credit spreads, currency volatility, net present value of cash flows and news sources.

○

Separate account assets and liabilities - various index data and news sources, amortized cost (which approximates fair value), trading activity, swap curves, credit spreads, recovery rates, restructuring, net present value of cash flows and quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•

Level 3 inputs are unobservable and include situations where there is little, if any, market activity for the asset or liability. In general, the prices of Level 3 securities are obtained from single broker quotes and internal pricing models. If the broker’s inputs are largely unobservable, the valuation is classified as a Level 3. Broker quotes are validated through an internal analyst review process, which includes validation through known market conditions and other relevant data, as noted below. Internal models are usually cash flow based utilizing characteristics of the underlying collateral of the security such as default rate and other relevant data. Inputs utilized for securities classified as Level 3 are as follows:

○	Corporate debt securities - unadjusted single broker quotes which may be in an illiquid market or otherwise deemed unobservable.

The fair value of certain investments in the separate accounts and limited partnerships are estimated using net asset value per share as a practical expedient, and are excluded from the fair value hierarchy levels in Note 5. These net asset values are based on the fair value of the underlying investments, less liabilities.

17

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability

Overall, transfers between levels are attributable to a change in the observability of inputs. Assets are transferred to a lower level in the hierarchy when a significant input cannot be corroborated with market observable data. This may occur when market activity decreases and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets are transferred to a higher level in the hierarchy when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity including recent trades, a specific event, or one or more significant input(s) becoming observable. All transfers between levels are recognized at the beginning of the reporting period in which the transfer occurred. There were no transfers during the year.

The policies and procedures utilized to review, account for, and report on the value and level of the Company’s securities were determined and implemented by the Finance division. The Investments division is responsible for the processes related to security purchases and sales and provides valuation and leveling input to the Finance division when necessary. Both divisions within the Company have worked in conjunction to establish thorough pricing, review, approval, accounting, and reporting policies and procedures around the securities valuation process.

In some instances, securities are priced using external broker quotes. In most cases, when broker quotes are used as pricing inputs, more than one broker quote is obtained. External broker quotes are reviewed internally by comparing the quotes to similar securities in the public market and/or to vendor pricing, if available. Additionally, external broker quotes are compared to market reported trade activity to ascertain whether the price is reasonable, reflective of the current market prices, and takes into account the characteristics of the Company’s securities.

Derivative financial instruments

The Company enters into derivative transactions which include the use of interest rate swaps, interest rate swaptions, cross-currency swaps, foreign currency forwards, U.S. government treasury futures contracts, Eurodollar futures contracts, futures on equity indices and interest rate swap futures. The Company uses these derivative instruments to manage various risks, including interest rate and foreign currency exchange rate risk associated with its invested assets and liabilities. Derivative instruments are not used for speculative reasons. Certain of the Company’s over-the-counter (“OTC”) derivatives are cleared and settled through a central clearing counterparty while others are bilateral contracts between the Company and a counterparty.

Derivatives are reported as other invested assets or other liabilities. Although some derivatives are executed under a master netting arrangement, the Company does not offset in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus the carrying value of those derivative instruments and the related cash collateral or net derivative receivables and payables executed with the same counterparty under the same master netting arrangement. Derivatives that qualify for hedge accounting treatment are valued using the valuation method (either amortized cost or fair value) consistent with the underlying hedged asset or liability. At inception of a derivative transaction, the hedge relationship and risk management objective is documented and the designation of the derivative is determined based on specific criteria of the transaction. Derivatives where hedge accounting is either not elected, or that are not eligible for hedge accounting, are stated at fair value with changes in fair value recognized in unassigned surplus in the period of change. Investment gains and losses generally result from the termination of derivative contracts prior to expiration and are generally recognized in net income and may be subject to IMR.

The Company uses derivative financial instruments for risk management purposes associated with certain invested assets and policy liabilities. Derivatives are used to (a) hedge the economic effects of interest rate and stock market movements on the Company’s guaranteed lifetime withdrawal benefit (“GLWB”) liability, (b) hedge the economic effect of a large increase in interest rates on the Company’s general account life insurance, group pension liabilities and certain separate account life insurance liabilities, (c) hedge the economic risks of other transactions such as future asset acquisitions or dispositions, the timing of liability pricing, currency risks on non-U.S. dollar denominated assets, and (d) convert floating rate assets or debt obligations to fixed rate assets or debt obligations for asset/liability management purposes.

18

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The Company controls the credit risk of its derivative contracts through credit approvals, limits, monitoring procedures and in many cases, requiring collateral. The Company’s exposure is limited to the portion of the fair value of derivative instruments that exceeds the value of the collateral held and not to the notional or contractual amounts of the derivatives.

Derivatives in a net asset position may have cash or securities pledged as collateral to the Company in accordance with the collateral support agreements with the counterparty. This collateral is held in a custodial account for the benefit of the Company. Unrestricted cash collateral is included in other assets and the obligation to return it is included in other liabilities. The cash collateral is reinvested in a government money market fund. Cash collateral pledged by the Company is included in other assets.

The Company may purchase a financial instrument that contains a derivative embedded in the financial instrument. Contracts that do not in their entirety meet the definition of a derivative instrument, may contain “embedded” derivative instruments implicit or explicit terms that affect some or all of the cash flows or the value of other exchanges required by the contract in a manner similar to a derivative instrument. An embedded derivative instrument shall not be separated from the host contract and accounted for separately as a derivative instrument.

Goodwill

Goodwill, resulting from acquisitions of subsidiaries that are reported in common stock and other invested assets, is amortized to unrealized capital gains/(losses) over the period in which the Company benefits economically, not to exceed ten years. Goodwill resulting from assumption reinsurance is reported in goodwill and is amortized to other insurance expenses over the period in which the Company benefits economically, not to exceed ten years. Admissible goodwill is limited in the aggregate to 10% of the Company’s adjusted capital and surplus. The Company tests goodwill for impairment annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. If the carrying value of goodwill exceeds its fair value, the excess is recognized as impairment and recorded as a realized loss in the period in which the impairment is identified. There were no impairments of goodwill recognized during the years ended December 31, 2018 and 2017.

Cash value of company owned life insurance

The Company is the owner and beneficiary of life insurance policies which are included in Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus at their cash surrender values. At December 31, 2018, the investments underlying variable life insurance policies utilize various fund structures, with underlying investment characteristics of 8% equity and 92% fixed income.

Net investment income

Interest income from bonds is recognized when earned. Interest income on contract loans is recognized in net investment income at the contract interest rate when earned. All investment income due and accrued with amounts that are deemed uncollectible or that are over 90 days past due, including mortgage loans in default (“in process of foreclosure”), is not included in investment income. Amounts over 90 days past due are non-admitted assets and are recorded as a reduction to unassigned surplus. Real estate due and accrued income is excluded from net investment income if its collection is uncertain.

Net realized capital gains (losses)

Realized capital gains and losses are reported as a component of net income and are determined on a specific identification basis. Interest-related gains and losses are primarily subject to IMR, while non-interest related gains and losses are primarily subject to AVR. Realized capital gains and losses also result from the termination of derivative contracts prior to expiration and may be subject to IMR.

Policy reserves

Life insurance and annuity policy reserves with life contingencies are computed on the basis of statutory mortality and interest requirements and without consideration for withdrawals. Annuity contract reserves without life contingencies are computed on the basis of statutory interest requirements.

19

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Policy reserves for life insurance are valued in accordance with the provision of applicable statutory regulations. Life insurance reserves are determined principally using the Commissioner’s Reserve Valuation Method, using the statutory mortality and interest requirements, without consideration for withdrawals. Some policies contain a surrender value in excess of the reserve as legally computed. This excess is calculated and recorded on a policy-by-policy basis.

Premium stabilization reserves are calculated for certain policies to reflect the Company’s estimate of experience refunds and interest accumulations on these policies. The reserves are invested by the Company. The income earned on these investments is accumulated in this reserve and is used to mitigate future premium rate increases for such policies.

Policy reserves ceded to other insurance companies are recorded as a reduction of the reserve liabilities.    The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

Policy and contract claims include provisions for reported life and health claims in process of settlement, valued in accordance with the terms of the related policies and contracts, as well as provisions for claims incurred but not reported based primarily on prior experience of the Company. As such, amounts are estimates, and the ultimate liability may differ from the amount recorded. Any changes in estimates will be reflected in the results of operations when additional information becomes known.

The liabilities for health claim reserves are determined using historical run-out rates, expected loss ratios and statistical analysis. The Company provides for significant claim volatility in areas where experience has fluctuated. The liabilities represent estimates of the ultimate net cost of all reported and unreported claims which are unpaid at year-end. Those estimates are subject to considerable variability in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

Premium, fee income and expenses

Life insurance premiums are recognized when due. Annuity considerations are recognized as revenue when received. Accident and health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Life and accident and health insurance premiums received in advance are recorded as a liability and recognized as income when the premiums become earned. Fees from assets under management, assets under administration, shareholder servicing, mortality and expense risk charges, administration and record-keeping services and investment advisory services are recognized when earned in fee income or other income. Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Income taxes

The Company is included in the consolidated federal income tax return of Lifeco U.S. The federal income tax expense reported in the Statutory Statements of Operations represent income taxes provided on income that is currently taxable, excluding tax on net realized capital gains and losses. A net deferred tax asset is included in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus which is recorded using the asset and liability method in which deferred tax assets and liabilities are recorded for expected future tax consequences of events that have been recognized in either the Company’s statutory financial statements or tax returns. Deferred income tax assets are subject to limitations prescribed by statutory accounting principles. The change in deferred income taxes is treated as a component of the change in unassigned funds.

2. Accounting Changes

Changes in Accounting Principles

In 2009, the NAIC introduced Principle-Based Reserving (“PBR”) as a new method for calculating life insurance policy reserves. In cases where the PBR reserve is higher, it will replace the historic formulaic measure with one that more accurately reflects the risks of highly complex products. PBR is effective for 2017; however, companies are permitted to delay implementation until January 1, 2020. The Company will defer implementation for life and fixed annuity contracts until January 1, 2020 and is currently evaluating impact of adoption of PBR on its statutory financial statements.

In 2018, the Statutory Accounting Principles Working Group adopted, as final, a new SSAP No. 108, Derivatives Hedging Variable Annuity Guarantees, and a corresponding Issue Paper No. 159, Special Accounting for Limited Derivatives. The new

20

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

SSAP, which prescribes guidance for derivatives that hedge interest rate risk of variable annuity guarantees, was adopted with an effective date of January 1, 2020, with early adoption permitted as of January 1, 2019. The Company is currently evaluating impact of adoption of this elective guidance on its statutory financial statements.

3. Related Party Transactions

In the normal course of business the Company enters into agreements with related parties whereby it provides and/or receives record-keeping services, investment advisory services, and tax-related services, as well as corporate support services which include general and administrative services, information technology services, sales and service support and marketing services. The following table presents revenue earned, expenses incurred and expense reimbursement from insurance and non-insurance related parties for services provided and/or received pursuant to the service agreements. These amounts, in accordance with the terms of the contracts, are based upon market price, estimated costs incurred or resources expended as determined by number of policies, certificates in-force, administered assets or other similar drivers.

		Year Ended December 31,			Financial
Description	Related party	2018	2017	2016	statement line

Provides corporate support service	Insurance affiliates: Great-West Life & Annuity Insurance Company of New York (“GWL&A NY”)(1), Great-West Life & Annuity Insurance Company of South Carolina (“GWSC”)(1),The Canada Life Assurance Company (“CLAC”)(2) and Great-West Life Assurance Company (“Great-West Life”)(2)	$(15,522)	$(14,610)	$(14,895)	Other insurance benefits and expenses
	Non-insurance affiliates: FASCore, LLC (“FASCore”)(1), Advised Assets Group, LLC (“AAG”)(1), Great-West Capital Management, LLC (“GWCM”)(1), Great-West Trust Company, LLC (“GWTC”)(1), GWFS Equities, Inc. (“GWFS”)(1), Great-West Financial Retirement Plan Services (“Great-West RPS”)(1), Emjay, Inc.(1), MAM Holding Inc.(2) and Putnam(3)	(142,424)	(113,504)	(102,698)
	Total	(157,946)	(128,114)	(117,593)

Receives corporate support services	Insurance affiliates: CLAC(1) and Great-West Life(1)	1,711	1,966	1,999	Other insurance
	Non-insurance affiliates: Putnam(2) and Great West Global(2)	3,381	3,128	5,922	benefits and expenses

	Total	5,092	5,094	7,921

Provides marketing, distribution and administrative services to certain underlying funds and/or mutual funds	Non-insurance affiliate: GWFS(1)	198,976	202,880	203,288	Other income

Provides record-keeping services	Non-insurance affiliates: GWTC(1)	38,200	30,517	21,110	Other income

	Non-insurance related party: Great-West Funds(4)	65,281	65,743	57,867

	Total	103,481	96,260	78,977
Receives record-keeping services	Insurance affiliate: GWL&A NY(1)	(2,551)	(2,423)	(2,096)	Other income
	Non-insurance affiliates: FASCore(1)and GWTC(1)	(342,803)	(316,923)	(291,945)
	Total	(345,354)	(319,346)	(294,041)

Receives custodial services	Non-insurance affiliate: GWTC(1)	(12,410)	(11,854)	(11,125)	Other income

Receives reimbursement from tax sharing indemnification related to state and local tax liabilities	Non-insurance affiliate: Putnam(3)	9,140	9,611	12,261	Other income

(1) A wholly-owned subsidiary of GWL&A

(2) An indirect wholly-owned subsidiary of Lifeco

(3) A wholly-owned subsidiary of Lifeco U.S.

21

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

(4) An open-end management investment company, a related party of GWL&A

The Company’s separate accounts invest in shares of Great-West Funds, Inc. and Putnam Funds, which are affiliates of the Company and shares of other non-affiliated mutual funds and government and corporate bonds. The Company’s separate accounts include mutual funds or other investment options that purchase guaranteed interest annuity contracts issued by the Company. During the years ended December 31, 2018, 2017 and 2016, these purchases totaled $169,857, $292,774 and $183,365 respectively. As the general account investment contracts are also included in the separate account balances in the accompanying statutory statements of admitted assets, liabilities, capital and surplus, the Company has included the separate account assets and liabilities of $284,278 and $335,311 at December 31, 2018 and 2017, respectively, which is also included in the assets and liabilities of the general account at those dates.

The following table summarizes amounts due from parent and affiliates:

			December 31,

Related party	Indebtedness	Due date	2018	2017
GWFS(1)	On account	On demand	$34,394	$37,770

CLAC(2)	On account	On demand	—	20,063

GWTC(1)	On account	On demand	5,489	4,008

GWCM(1)	On account	On demand	1,367	2,179

AAG(1)	On account	On demand	3,088	994

GWSC(1)	On account	On demand	1,418	878

Putnam(3)	On account	On demand	4,027	—

Great-West RPS(1)	On account	On demand	324	595

Other related party receivables	On account	On demand	—	868

Total			$50,107	$67,355

(1) A wholly-owned subsidiary of GWL&A

(2) An indirect wholly-owned subsidiary of Lifeco

(3) A wholly-owned subsidiary of Lifeco U.S.

The following table summarizes amounts due to parent and affiliates:

			December 31,

Related party	Indebtedness	Due date	2018	2017
FASCore(1)	On account	On demand	$35,385	$46,371

Putnam(3)	On account	On demand	770	3,432

CLAC(2)	On account	On demand	4,032	—

Other related party payables	On account	On demand	1,548	2,278

Total			$41,735	$52,081

(1) A wholly-owned subsidiary of GWL&A

(2) An indirect wholly-owned subsidiary of Lifeco

(3) A wholly-owned subsidiary of Lifeco U.S.

Included in current federal income taxes recoverable at December 31, 2018 and 2017 is $72,188 and $17,456, respectively, of income tax receivable from Lifeco U.S. related to the consolidated income tax return filed by Lifeco U.S.

The Company (paid) received cash payments of $(42,577) and $171 from its subsidiary, GWSC, in 2018 and 2017, respectively, for the utilization of GWSC’s operating loss carryforward amounts under the terms of its tax sharing agreement. Additionally, during the years ended December 31, 2018, 2017 and 2016, the Company received interest income of $2,527, $3,044 and $2,733, respectively, from GWSC relating to the tax sharing agreement.

During the year ended December 31, 2018, the Company received dividends and return of capital of $106,000 and $680, respectively, from its subsidiaries, the largest being $42,000 from AAG. During the year ended December 31, 2017, the Company received dividends and return of capital of $82,500 and $1,150, respectively, from its subsidiaries, the largest being $35,000 from FASCore.

22

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

During the years ended December 31, 2018 and 2017, the Company paid cash dividends to GWL&A Financial in the amounts of $152,295 and $145,301, respectively.

The Company and GWL&A NY have an agreement whereby the Company has committed to provide GWL&A NY financial support related to the maintenance of adequate regulatory surplus and liquidity.

4. Summary of Invested Assets

Investments in bonds consist of the following:

	December 31, 2018
	Book/adjusted carrying value	Gross unrealized gains	Gross unrealized losses	Fair value
U.S. government	$6,306	$926	$22	$7,210

U.S. states, territories and possessions	1,025,470	91,508	672	1,116,306

Political subdivisions of states and territories	842,211	63,945	2,034	904,122

Special revenue and special assessments	687	4	—	691

Industrial and miscellaneous	12,849,382	237,900	321,254	12,766,028

Parent, subsidiaries and affiliates	15,102	—	—	15,102

Hybrid securities	234,411	77	31,209	203,279

Loan-backed and structured securities	5,680,549	91,517	96,761	5,675,305

Total bonds	$20,654,118	$485,877	$451,952	$20,688,043

	December 31, 2017
	Book/adjusted carrying value	Gross unrealized gains	Gross unrealized losses	Fair value
U.S. government	$11,547	$1,603	$12	$13,138

U.S. states, territories and possessions	1,054,936	130,027	123	1,184,840

Political subdivisions of states and territories	949,988	89,898	1,486	1,038,400

Special revenue and special assessments	1,993	62	—	2,055

Industrial and miscellaneous	12,536,852	537,262	60,617	13,013,497

Parent, subsidiaries and affiliates	19,912	—	—	19,912

Hybrid securities	236,060	6,354	8,213	234,201

Loan-backed and structured securities	5,133,574	168,214	30,288	5,271,500

Total bonds	$19,944,862	$933,420	$100,739	$20,777,543

The book/adjusted carrying value and estimated fair value of bonds and assets receiving bond treatment, based on estimated cash flows, are shown in the table below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2018
	Book/adjusted carrying value	Fair value
Due in one year or less	$767,254	$777,131

Due after one year through five years	3,834,629	3,863,897

Due after five years through ten years	6,883,504	6,803,249

Due after ten years	3,527,628	3,607,680

Loan-backed and structured securities	5,670,623	5,665,599

Total bonds	$20,683,638	$20,717,556

Loan-backed and structured securities include those issued by U.S. government and U.S. agencies.

23

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The following table summarizes information regarding the sales of securities:

	Years ended December 31,
	2018	2017 2016
Proceeds from sales	$12,788,008	$17,492,392	$23,931,241

Gross realized gains from sales	32,672	34,506	80,975

Gross realized losses from sales	30,960	56,354	34,646

Unrealized losses on bonds

The following tables summarize gross unrealized investment losses including the non-credit-related portion of OTTI losses, by class of investment:

	December 31, 2018
	Less than twelve months		Twelve months or longer		Total
Bonds:	Fair value	Unrealized loss and OTTI	Fair value	Unrealized loss and OTTI	Fair value	Unrealized loss and OTTI

U.S. government	$116	$4	$818	$19	$934	$23

U.S. states, territories and possessions	42,429	360	11,365	312	53,794	672

Political subdivisions of states and territories	103,774	1,115	28,604	919	132,378	2,034

Industrial and miscellaneous	6,334,837	235,993	2,763,614	201,312	9,098,451	437,305

Hybrid securities	104,167	13,710	88,517	17,498	192,684	31,208

Loan-backed and structured securities	2,462,938	46,794	1,568,844	53,417	4,031,782	100,211

Total bonds	$9,048,261	$297,976	$4,461,762	$273,477	$13,510,023	$571,453

Total number of securities in an unrealized loss position		815		475		1,290

	December 31, 2017
	Less than twelve months		Twelve months or longer		Total
Bonds:	Fair value	Unrealized loss and OTTI	Fair value	Unrealized loss and OTTI	Fair value	Unrealized loss and OTTI

U.S. government	$860	$12	$—	$—	$860	$12

U.S. states, territories and possessions	11,794	125	—	—	11,794	125

Political subdivisions of states and territories	13,114	56	43,949	1,430	57,063	1,486

Industrial and miscellaneous	1,911,630	17,016	1,708,202	74,659	3,619,832	91,675

Hybrid securities	—	—	106,351	8,214	106,351	8,214

Loan-backed and structured securities	1,530,747	12,379	694,016	19,586	2,224,763	31,965

Total bonds	$3,468,145	$29,588	$2,552,518	$103,889	$6,020,663	$133,477

Total number of securities in an unrealized loss position		328		257		585

Bonds - Total unrealized losses and OTTI increased by $437,983, or 328%, from December 31, 2017 to December 31, 2018. The increase in unrealized losses was across all asset classes and reflects higher interest rates at December 31, 2018 compared to December 31, 2017, resulting in lower valuations of these bonds.

Total unrealized losses greater than twelve months increased by $169,588 from December 31, 2017 to December 31, 2018. Industrial and miscellaneous account for 74%, or $201,312, of the unrealized losses and OTTI greater than twelve months at December 31, 2018. The majority of these bonds continue to be designated as investment grade. Management does not have the intent to sell these assets; therefore, an OTTI was not recognized in net income.

24

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Loan-backed and structured securities account for 20%, or $53,417, of the unrealized losses and OTTI greater than twelve months at December 31, 2018. Of the $53,417 of unrealized losses and OTTI over twelve months on loan-backed and structured securities, 99% or $52,708 are on securities which continue to be designated as investment grade. The present value of cash flows expected to be collected is not less than amortized cost and management does not have the intent to sell these assets; therefore, an OTTI was not recognized in net income.

Loan-backed and structured securities

The Company had a concentration in loan-backed and structured securities of 19% and 18% of total invested assets at December 31, 2018 and 2017, respectively.

Derivative financial instruments

Derivative transactions are generally entered into pursuant to International Swaps and Derivatives Association (“ISDA”) Master Agreements with approved counterparties that provide for a single net payment to be made by one party to the other on a daily basis, periodic payment dates, or at the due date, expiration, or termination of the agreement.

The ISDA Master Agreements contain provisions that would allow the counterparties to require immediate settlement of all derivative instruments in a net liability position if the Company were to default on any debt obligations over a certain threshold. The aggregate fair value, inclusive of accrued income and expense, of derivative instruments with credit-risk-related contingent features that were in a net liability position was $36,177 and $106,038 as of December 31, 2018 and 2017, respectively. The Company had pledged collateral related to these derivatives of $0 and $42,750 as of December 31, 2018 and 2017, respectively, in the normal course of business. If the credit-risk-related contingent features were triggered on December 31, 2018 the fair value of assets that could be required to settle the derivatives in a net liability position was $36,177.

At December 31, 2018 and 2017, the Company had pledged $30,220 and $42,750, respectively, of unrestricted cash collateral to counterparties in the normal course of business, while other counterparties had pledged $71,280 and $14,332 of unrestricted cash collateral to the Company to satisfy collateral netting arrangements, respectively.

At December 31, 2018 and 2017, the Company had pledged U.S. Treasury bills in the amount of $8,197 and $3,215, respectively, with a broker as collateral for futures contracts.

Types of derivative instruments and derivative strategies

Interest rate contracts

Cash flow hedges

Interest rate swap agreements are used to convert the interest rate on certain debt securities and debt obligations from a floating rate to a fixed rate.

Not designated as hedging instruments

The Company enters into certain transactions in which derivatives are hedging an economic risk but hedge accounting is either not elected or the transactions are not eligible for hedge accounting. These derivative instruments include: exchange-traded interest rate swap futures, OTC interest rate swaptions, OTC interest rate swaps, exchange-traded Eurodollar interest rate futures and treasury interest rate futures. Certain of the Company’s OTC derivatives are cleared and settled through a central clearing counterparty while others are bilateral contracts between the Company and a counterparty.

The derivative instruments mentioned above are economic hedges and used to manage risk. These transactions are used to offset changes in liabilities including those in variable annuity products, hedge the economic effect of a large increase in interest rates, manage the potential variability in future interest payments due to a change in credited interest rates and the related change in cash flows due to increased surrenders, and manage interest rate risks of forecasted acquisitions of bonds and forecasted liability pricing.

25

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Foreign currency contracts

Cross-currency swaps and foreign currency forwards are used to manage the foreign currency exchange rate risk associated with investments denominated in other than U.S. dollars. The Company uses cross-currency swaps to convert interest and principal payments on foreign denominated debt instruments into U.S. dollars. Cross-currency swaps may be designated as cash flow hedges; however, some are not eligible for hedge accounting. The Company uses foreign currency forwards to reduce the risk of foreign currency exchange rate changes on proceeds received on sales of foreign denominated debt instruments; however, hedge accounting is not elected.

Equity contracts

The Company uses futures on equity indices to offset changes in GLWB liabilities; however, they are not eligible for hedge accounting.

The following tables summarize derivative financial instruments:

	December 31, 2018
	Notional amount	Net book/adjusted carrying value (1)	Fair value (2)

Hedge designation/derivative type:

Derivatives designated as hedges:

Cash flow hedges:

Interest rate swaps	$22,300	$—	$6,248

Cross-currency swaps	886,018	55,808	39,109

Total derivatives designated as hedges	908,318	55,808	45,357

Derivatives not designated as hedges:

Interest rate swaps	636,500	(13,645)	(12,775)

Futures on equity indices	137,829	5,920	(786)

Interest rate futures	53,000	2,276	37

Interest rate swaptions	194,330	173	173

Cross-currency swaps	573,703	26,208	24,945

Total derivatives not designated as hedges	1,595,362	20,932	11,594

Total cash flow hedges, and derivatives not designated as hedges	$2,503,680	$76,740	$56,951

(1) The book/adjusted carrying value excludes accrued income and expense. The book/adjusted carrying value of all derivatives in an asset position is reported within other invested assets and the book/adjusted carrying value of all derivatives in a liability position is reported within other liabilities in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

(2) The fair value includes accrued income and expense.

26

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

	December 31, 2017
	Notional amount	Net book/adjusted carrying value	Fair value

Hedge designation/derivative type:

Derivatives designated as hedges:

Cash flow hedges:

Interest rate swaps	$388,800	$—	$28,725

Cross-currency swaps	800,060	4,710	(31,358)

Total cash flow hedges	1,188,860	4,710	(2,633)

Derivatives not designated as hedges:

Interest rate swaps	519,100	(3,911)	(3,911)

Futures on equity indices	22,074	857	77

Interest rate futures	60,700	2,358	(5)

Interest rate swaptions	164,522	75	75

Cross-currency swaps	612,733	(21,279)	(21,279)

Total derivatives not designated as hedges	1,379,129	(21,900)	(25,043)

Total cash flow hedges and derivatives not designated as hedges	$2,567,989	$(17,190)	$(27,676)

The following table presents net unrealized gains/(losses) on derivatives not designated as hedging instruments as reported in the Statutory Statements of Changes in Capital and Surplus:

	Net unrealized gain (loss) on derivatives recognized in surplus
	Year Ended December 31,
	2018	2017	2016

Derivatives not designated as hedging instruments:

Interest rate swaps	$(8,039)	$130	$(4,901)

Interest rate swaptions	198	(54)	196

Futures on equity indices	297	(363)	531

Interest rate futures	159	48	(37)

Cross-currency swaps	32,525	(39,021)	44,541

Total	$25,140	$(39,260)	$40,330

Securities Lending

Securities classified as industrial and miscellaneous with a cost or amortized cost of $47,218 and estimated fair values of $43,425 were on loan under the program at December 31, 2018. There were no securities on loan at December 31, 2017. The Company received cash of $45,102 as collateral at December 31, 2018.

The Company’s securities lending agreements are open agreements meaning the borrower can return and the Company can recall the loaned securities at any time.

The cash collateral received of $45,102 was reinvested into short-term repurchase agreements which are collateralized by U.S. government or U.S. government agency securities and mature in under 30 days.

27

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Dollar Repurchase Agreements

Dollar repurchase agreements with a book/adjusted carrying value of $688,765 at December 31, 2018, was included with bonds in the Statutory Statement of Admitted Assets, Liabilities, Capital and Surplus. At December 31, 2018, the obligation of $664,650 to repurchase the agreements at a later date was recorded in repurchase agreements liabilities. The following table summarizes the securities underlying the dollar repurchase agreements at December 31, 2018:

	December 31, 2018
Issuer	Book/adjusted carrying value	Fair value	Maturity

FHLMC	$66,283	$64,754	1/1/2034

FHLMC	482,628	471,162	1/1/2049

FNMA	35,506	34,925	1/1/2034

FNMA	104,348	101,971	1/1/2049

Total	$688,765	$672,812

There were no dollar repurchase agreements open at December 31, 2017.

The cash collateral of $664,791 related to the dollar repurchase agreement program at December 31, 2018 was primarily reinvested into investment grade corporate securities with a book/adjusted carrying value of $664,791 and fair value of $657,553, with maturities greater than 3 years.

Reverse Repurchase Agreements

The Company had short-term reverse repurchase agreements with book/adjusted carrying values of $11,200 and $23,200 at December 31, 2018 and December 31, 2017, respectively, with maturities of 2 days to 1 week. The fair value of securities acquired under the tri-party agreement and held on the Company’s behalf was $11,424 and $23,664 at December 31, 2018 and December 31, 2017, respectively.

28

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Restricted Assets

The following tables summarize collateral pledged by the Company and investments on deposit or in trust accounts controlled by various state insurance departments in accordance with statutory requirements:

	December 31, 2018
	Gross (Admitted & Non-admitted) Restricted									Percentage
	Total General Account (G/A)	G/A Supporting S/A Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total	Total From Prior Year	Increase/ (Decrease)	Total Non- admitted Restricted	Total Admitted Restricted	Gross (Admitted & Non- admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Restricted Asset Category:

Collateral held under security lending arrangements	$45,102	$—	$—	$—	$45,102	$—	$45,102	$—	$45,102	0.08%	0.08%

Subject to repurchase agreements	—	—	—	—	—	—	—	—	—	0.00%	0.00%

Subject to reverse repurchase agreements	11,200	—	—	—	11,200	23,200	(12,000)	—	11,200	0.02%	0.02%
Subject to dollar repurchase agreements	688,765	—	—	—	688,765	—	688,765	—	688,765	1.23%	1.23%

On deposit with states	4,443	—	—	—	4,443	4,351	92	—	4,443	0.01%	0.01%

On deposit with other regulatory bodies	603	—	—	—	603	627	(24)	—	603	0.00%	0.00%

Pledged as collateral not captured in other categories:

Futures margin deposits	8,197	—	—	—	8,197	3,388	4,809	—	8,197	0.02%	0.02%

Other collateral	5,320	—	—	—	5,320	—	5,320	—	5,320	0.01%	0.01%

Derivative cash collateral	30,220	—	—	—	30,220	42,751	(12,531)	—	30,220	0.05%	0.05%

Other restricted assets	1,259	—	—	—	1,259	228	1,031	—	1,259	0.00%	0.00%

Total Restricted Assets	$795,109	$—	$—	$—	$795,109	$74,545	$720,564	$—	$795,109	1.42%	1.43%

	December 31, 2017
	Gross (Admitted & Non-admitted) Restricted									Percentage
	Total General Account (G/A)	G/A Supporting S/A Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total	Total From Prior Year	Increase/ (Decrease)	Total Non- admitted Restricted	Total Admitted Restricted	Gross (Admitted & Non- admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Restricted Asset Category:
Subject to reverse repurchase agreements	$23,200	$—	$—	$—	$23,200	$—	$23,200	$—	$23,200	0.000%	0.000%

On deposit with states	4,351	—	—	—	4,351	4,350	1	—	4,351	0.000%	0.000%

On deposit with other regulatory bodies	627	—	—	—	627	513	114	—	627	0.000%	0.000%

Other restricted assets	228	—	—	—	228	581	(353)	—	228	0.000%	0.000%

Pledged as collateral not captured in other categories:

Futures margin deposits	3,215	—	173	—	3,388	3,570	(182)	—	3,388	0.000%	0.000%

Derivative cash collateral	42,750	—	1	—	42,751	—	42,751	—	42,751	0.000%	0.000%

Total Restricted Assets	$74,371	$—	$174	$—	$74,545	$9,014	$65,531	$—	$74,545	0.000%	0.000%

29

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Net Investment Income

The following table summarizes net investment income:

	Years Ended December 31,
	2018	2017 2016

Bonds	$822,645	$817,282	$787,272

Common stock	221	425	633

Mortgage loans	169,415	164,055	151,505

Real estate	26,557	25,979	25,401

Contract loans	199,507	198,672	198,846

Cash, cash equivalents and short-term investments	4,749	6,556	7,030

Derivative instruments	16,308	16,216	10,029

Other invested assets	125,821	100,134	116,701

Miscellaneous	1,896	4,552	1,761

Gross investment income	1,367,119	1,333,871	1,299,178

Expenses	(59,732)	(66,908)	(63,337)

Net investment income	$1,307,387	$1,266,963	$1,235,841

The amount of interest incurred and charged to investment expense during the years ended December 31, 2018, 2017 and 2016 was $22,070, $29,278 and $31,042, respectively.

The following table summarizes net realized capital gains (losses) on investments net of federal income tax and interest maintenance reserve transfer:

	Year Ended December 31,
	2018	2017	2016

Net realized capital gains (losses), before federal income tax	$4,905	$(19,270)	$46,048

Less: Federal income tax	1,030	(6,745)	16,117

Net realized capital gains (losses), before IMR transfer	3,875	(12,525)	29,931
Net realized capital gains (losses) transferred to IMR, net of federal income tax of ($1,781), ($7,032) and $16,707, respectively	(6,701)	(13,060)	31,027

Net realized capital gains (losses), net of federal income tax expense (benefit) of $2,811, $287 and ($590), respectively, and IMR transfer	$10,576	$535	$(1,096)

Concentrations

The Company had the following bond concentrations based on total invested assets:

	Concentration by type
	December 31,
	2018	2017

Industrial and miscellaneous	56%	56%

	Concentration by industry
	December 31,
	2018	2017

Financial services	14%	13%

Utilities	8%	10%

30

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Mortgage Loans

The recorded investment of the commercial mortgage loan portfolio categorized as performing was $4,207,611 and $3,872,084 as of December 31, 2018 and 2017, respectively. These mortgages were current as of December 31, 2018 and 2017.

The maximum lending rates for commercial mortgage loans originated during the years ended December 31, 2018 and 2017 were 4.61% and 4.23%, respectively. The minimum lending rates for commercial mortgage loans originated during the years ended December 31, 2018 and 2017 were 3.51% and 3.17%, respectively.

During 2018 and 2017, the maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 69% and 69%, respectively.

The following table summarizes activity in the commercial mortgage provision allowance for the years ended December 31, 2018 and 2017:

	Year ended December 31,

	2018	2017

Beginning balance	$745	$2,713

Additions charged to operations	—	157

Direct write-downs charged against the allowances	—	(600)

Recoveries of amounts previously charged off	—	(1,525)

Ending balance	$745	$745

The following tables present concentrations of the total commercial mortgage portfolio:

	Concentration by type

	December 31,

	2018	2017

Multi-family	37%	39%

Industrial	29%	25%

Office	17%	17%

Retail	10%	11%

Other	7%	8%

	100%	100%

	Concentration by geographic area

	December 31,

	2018	2017

Pacific	35%	36%

East North Central	18%	16%

South Atlantic	14%	13%

Middle Atlantic	10%	11%

Mountain	9%	10%

Other	8%	8%

West South Central	6%	6%

	100%	100%

31

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Troubled Debt Restructuring

After being impaired in 2016, a security classified as industrial and miscellaneous was subject to a troubled debt restructuring in August 2017, under which the original security with a recorded investment, after impairments, of $11,710 was extinguished in exchange for new assets. Cash, equities, receivable and debt in the amounts of $1,887, $6,591, $164 and $3,068, respectively, were acquired in full satisfaction of the original debt. The new debt has extended the maturity date from December 30, 2017 to August 1, 2022 and the interest rate increased from 7% to 8%. Upon consummation of the troubled debt restructuring, a total realized capital loss of $7,789 was recorded in the “Net realized capital gains (losses) less capital gains tax and transfers to interest maintenance reserve” line on the Statutory Statements of Operations. There were no payment defaults recognized on previously restructured investments.

5. Fair Value Measurements

The following tables summarize the fair value hierarchy for all financial instruments and invested assets:

			Fair Value Measurements at Reporting Date

Type of financial instrument			December 31, 2018
Assets:	Aggregate fair value	Admitted assets and liabilities	(Level 1)	(Level 2)	(Level 3)	Net Asset Value (NAV)	Total (All Levels)

Bonds	$20,688,043	$20,654,118	$—	$20,666,851	$21,192	$—	$20,688,043

Common stock	35,635	35,635	35,635	—	—	—	35,635

Mortgage loans	4,176,880	4,206,865	—	4,176,880	—	—	4,176,880

Real estate	137,700	38,962	—	—	137,700	—	137,700

Cash, cash equivalents and short-term investments	228,997	229,003	188,283	40,714	—	—	228,997

Contract loans	4,122,637	4,122,637	—	4,122,637	—	—	4,122,637

Other long-term invested assets	392,232	338,837	—	319,299	31	72,902	392,232

Securities lending collateral assets	45,102	45,102	—	45,102	—	—	45,102

Collateral under derivative counterparty collateral agreements	101,561	101,561	101,561	—	—	—	101,561

Other collateral	9,315	9,315	9,315	—	—	—	9,315

Receivable for securities	9,654	9,654	—	9,654	—	—	9,654

Derivative instruments	114,612	115,922	66	114,546	—	—	114,612

Separate account assets	24,639,265	24,654,916	13,236,266	10,975,973	—	427,026	24,639,265

Total assets	$54,701,633	$54,562,527	$13,571,126	$40,471,656	$158,923	$499,928	$54,701,633

Liabilities:

Deposit-type contracts	$196,778	$189,895	$—	$196,778	$—	$—	$196,778

Commercial paper	98,859	98,859	—	98,859	—	—	98,859

Payable under securities lending agreements	45,102	45,102	—	45,102	—	—	45,102

Collateral under derivative counterparty collateral agreements	71,280	71,280	71,280	—	—	—	71,280

Other collateral	3,995	3,995	3,995	—	—	—	3,995

Payable for securities	11,096	11,096	—	11,096	—	—	11,096

Derivative instruments	57,660	47,378	814	56,846	—	—	57,660

Dollar repurchase agreements	664,650	664,650	—	664,650	—	—	664,650

Separate account liabilities	251,806	251,806	44	251,762	—	—	251,806

Total liabilities	$1,401,226	$1,384,061	$76,133	$1,325,093	$—	$—	$1,401,226

32

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

			Fair Value Measurements at Reporting Date

Type of financial instrument			December 31, 2017
Assets:	Aggregate fair value	Admitted assets and liabilities	(Level 1)	(Level 2)	(Level 3)	Total (All Levels)

Bonds	$20,777,543	$19,944,862	$—	$20,750,605	$26,938	$20,777,543

Mortgage loans	3,858,883	3,871,338	—	3,858,883	—	3,858,883

Real estate	137,526	37,768	—	—	137,526	137,526

Cash, cash equivalents and short-term investments	242,084	242,084	198,869	43,215	—	242,084

Contract loans	4,078,669	4,078,669	—	4,078,669	—	4,078,669

Other long-term invested assets	412,019	325,181	—	363,198	48,821	412,019

Collateral under derivative counterparty collateral agreements	57,420	57,420	57,420	—	—	57,420

Receivable for securities	23,760	23,135	—	23,760	—	23,760

Derivative instruments	78,431	68,439	98	78,333	—	78,431

Separate account assets	28,222,102	28,197,126	16,058,519	12,163,583	—	28,222,102

Total assets	$57,888,437	$56,846,022	$16,314,906	$41,360,246	$213,285	$57,888,437

Liabilities:

Deposit-type contracts	$219,909	$206,134	$—	$219,909	$—	$219,909

Commercial paper	99,886	99,886	—	99,886	—	99,886

Collateral under derivative counterparty collateral agreements	14,332	14,332	14,332	—	—	14,332

Payable for securities	2,364	2,364	—	2,364	—	2,364

Derivative instruments	106,106	88,843	26	106,080	—	106,106

Separate account liabilities	409,275	409,275	9	409,266	—	409,275

Total liabilities	$851,872	$820,834	$14,367	$837,505	$—	$851,872

Bonds and common stock

The fair values for bonds and common stock are generally based upon evaluated prices from independent pricing services. In cases where these prices are not readily available, fair values are estimated by the Company. To determine estimated fair value for these instruments, the Company generally utilizes discounted cash flow models with market observable pricing inputs such as spreads, average life, and credit quality. Fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty.

Mortgage loans

Mortgage loan fair value estimates are generally based on discounted cash flows. A discount rate matrix is used where the discount rate valuing a specific mortgage generally corresponds to that mortgage’s remaining term and credit quality. Management believes the discount rate used is comparable to the credit, interest rate, term, servicing costs, and risks of loans similar to the portfolio loans that the Company would make today given its internal pricing strategy.

Real estate

The estimated fair value for real estate is based on the unadjusted appraised value which includes factors such as comparable property sales, property income analysis, and capitalization rates.

33

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Cash, cash equivalents, short-term investments, collateral receivable and payable under securities lending agreements, receivable and payable for securities, dollar repurchase agreements and commercial paper

The amortized cost of cash, cash equivalents, short-term investments, collateral receivable and payable under securities lending agreements, receivable and payable for securities, dollar repurchase agreements and commercial paper is a reasonable estimate of fair value due to their short-term nature and the high credit quality of the issuers, counterparties and obligor. Cash equivalent investments also include money market funds that are valued using unadjusted quoted prices in active markets.

Contract loans

The Company believes the fair value of contract loans approximates book value. Contract loans are funds provided to contract holders in return for a claim on the contract. The funds provided are limited to the cash surrender value of the underlying contract. The nature of contract loans is to have a negligible default risk as the loans are fully collateralized by the value of the contract. Contract loans do not have a stated maturity and the balances and accrued interest are repaid either by the contractholder or with proceeds from the contract. Due to the collateralized nature of contract loans and unpredictable timing of repayments, the Company believes the fair value of contract loans approximates carrying value.

Other long-term invested assets

The fair values of other long-term invested assets are based on the specific asset type. Other invested assets that are held as bonds, such as surplus notes, are primarily valued the same as bonds. For low-income housing tax credits, amortized cost approximates fair value.

Limited partnership interests represent the Company’s minority ownership interests in pooled investment funds. These funds employ varying investment strategies that primarily make private equity investments across diverse industries and geographical focuses. The net asset value, determined using the partnership financial statement reported capital account adjusted for other relevant information, which may impact the exit value of the investments, is used as a practical expedient to estimate fair value. Distributions by these investments are generated from investment gains, from operating income generated by the underlying investments of the funds and from liquidation of the underlying assets of the funds, which are estimated to be liquidated over the next one to 10 years. In the absence of permitted sales of its ownership interest, the Company will be redeemed out of the partnership interests through distributions.

Collateral under derivative counterparty collateral agreements and other collateral

Included in other assets is cash collateral received from or pledged to counterparties and included in other liabilities is the obligation to return the cash collateral to the counterparties. The carrying value of the collateral is a reasonable estimate of fair value.

Derivative instruments

The estimated fair values of OTC derivatives, primarily consisting of cross-currency swaps, interest rate swaps and interest rate swaptions, are the estimated amount the Company would receive or pay to terminate the agreements at the end of each reporting period, taking into consideration current interest rates and other relevant factors.

Separate account assets

Separate account assets and liabilities primarily include investments in mutual funds, unregistered funds, most of which are not subject to redemption restrictions, bonds, and short-term securities. Mutual funds and unregistered funds are recorded at net asset value, which approximates fair value, on a daily basis. The bond and short-term investments are valued in the same manner, and using the same pricing sources and inputs as the bond and short-term investments of the Company.

Deposit-type contracts

Fair values for liabilities under deposit-type insurance contracts are estimated using discounted liability calculations, adjusted to approximate the effect of current market interest rates for the assets supporting the liabilities.

34

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Fair value hierarchy

The following tables present information about the Company’s financial assets and liabilities carried at fair value and indicates the fair value hierarchy of the valuation techniques utilized by the Company to determine such fair value:

	Fair Value Measurements at Reporting Date

	December 31, 2018
				Net Asset Value	Total
Assets:	(Level 1)	(Level 2)	(Level 3)	(NAV)	(All Levels)

Bonds

Industrial and miscellaneous	$—	$—	$1,275	$—	$1,275

Common stock

Mutual funds	30,969	—	—	—	30,969

Industrial and miscellaneous	4,666	—	—	—	4,666

Other invested assets

Limited partnerships	—	—	—	72,902	72,902

Derivatives

Interest rate swaps	—	8,964	—	—	8,964

Cross-currency swaps	—	39,705	—	—	39,705

Interest rate swaptions	—	173	—	—	173

Separate account assets (1)	13,212,700	9,887,836	—	427,026	23,527,562

Total assets	$13,248,335	$9,936,678	$1,275	$499,928	$23,686,216

Liabilities:

Derivatives

Interest rate swaps	$—	21,740	$—	$—	$21,740

Cross-currency swaps	—	14,760	—	—	14,760

Separate account liabilities (1)	44	251,762	—	—	251,806

Total liabilities	$44	$288,262	$—	$—	$288,306

(1) Includes only separate account investments which are carried at the fair value of the underlying invested assets or liabilities owned by the separate accounts.

	Fair Value Measurements at Reporting Date

	December 31, 2017
				Total
Assets:	(Level 1)	(Level 2)	(Level 3)	(All Levels)

Bonds

Industrial and miscellaneous	$—	$—	$1,297	$1,297

States	—	228	—	228

Derivatives

Interest rate swaps	—	9,732	—	9,732

Cross-currency swaps	—	20,320	—	20,320

Interest rate swaptions	—	75	—	75

Separate account assets (1)	16,057,788	11,172,811	—	27,230,599

Total assets	$16,057,788	$11,203,166	$1,297	$27,262,251

Liabilities:

Derivatives

Interest rate swaps	$—	$13,643	$—	$13,643

Cross-currency swaps	—	41,599	—	41,599

Separate account liabilities (1)	9	409,266	—	409,275

Total liabilities	$9	$464,508	$—	$464,517

(1) Include only separate account investments which are carried at the fair value of the underlying invested assets or liabilities owned by the separate accounts.

35

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

6.   Non-Admitted Assets

The following table summarizes the Company’s non-admitted assets:

	December 31, 2018			December 31, 2017
Type	Asset	Non- admitted asset	Admitted asset	Asset	Non- admitted asset	Admitted asset

Common stock	$131,883	$—	$131,883	$109,948	$1,971	$107,977

Cash, cash equivalents and short-term investments	229,434	431	229,003	242,084	—	242,084

Other invested assets	607,793	1,006	606,787	569,702	3,515	566,187

Premiums deferred and uncollected	25,904	109	25,795	16,232	313	15,919

Deferred income taxes	340,645	190,148	150,497	382,188	232,873	149,315

Due from parent, subsidiaries and affiliate	94,542	44,435	50,107	110,901	43,546	67,355

Other prepaid assets	28,150	28,150	—	16,478	16,478	—

Capitalized internal use software	58,658	58,658	—	55,279	55,279	—

Furniture, fixtures and equipment	4,949	4,949	—	16,182	5,196	10,986

Reinsurance recoverable	8,468	378	8,090	7,090	—	7,090

Other assets	234,504	2,539	231,965	152,955	553	152,402

Total	$1,764,930	$330,803	$1,434,127	$1,679,039	$359,724	$1,319,315

The following table summarizes the Company’s aggregate Statement of Admitted Assets, Liabilities, Capital and Surplus values of all subsidiary, controlled and affiliated entities (“SCA”), except insurance SCA entities as follows:

	December 31, 2018			December 31, 2017
Type	Asset	Non- admitted asset	Admitted asset	Asset	Non- admitted asset	Admitted asset

Common stock	$13,544	$—	$13,544	$15,636	$1,971	$13,665

Other invested assets	143,533	975	142,558	151,318	1,610	149,708

Total	$157,077	$975	$156,102	$166,954	$3,581	$163,373

7.   Premiums Deferred and Uncollected

The following table summarizes the Company’s ordinary and group life insurance premiums and annuity considerations deferred and uncollected, both gross and net of loading:

	December 31, 2018		December 31, 2017
Type	Gross	Net of loading	Gross	Net of loading

Ordinary new business	$427	$221	$226	$64

Ordinary renewal business	31,069	25,544	20,681	16,095

Group life	32	30	(260)	(240)

Total	$31,528	$25,795	$20,647	$15,919

8.   Business Combination and Goodwill

The Company’s goodwill is the result of two types of transactions.

Goodwill that arises as a result of the acquisition of subsidiary limited liability companies is included in other invested assets in the accompanying Statutory Statement of Admitted Assets, Liabilities and Capital. On August 29, 2014, the Company completed the acquisition of all of the voting equity interests in the J.P. Morgan Retirement Plan Services (“RPS”) large-market

36

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

recordkeeping business. This transaction was accounted for as a statutory purchase. Goodwill of $51,098 was recorded in other invested assets, which will be amortized over 10 years. At December 31, 2018 and 2017, the Company has $28,955 and $34,065, respectively, of admitted goodwill related to this acquisition. Goodwill amortization of $5,110 was recorded for the years ended December 31, 2018, 2017 and 2016.

Acquisition date	Cost of acquired entity	Original amount of admitted goodwill	Admitted goodwill as of December 31, 2018	Amount of goodwill amortized for the year ended December 31, 2018	Admitted goodwill as a % of SCA book/adjusted carrying value, gross of admitted goodwill

August 29, 2014	$64,169	$51,098	$28,955	$5,110	104.4%

In addition, goodwill that arises as a result of the acquisition of various assumption reinsurance agreements is included in goodwill in the accompanying Statutory Statement of Admitted Assets, Liabilities and Capital. At December 31, 2018 and 2017, this goodwill was fully amortized. During each of the years ended December 31, 2018, 2017 and 2016, the Company recorded $0, $977 and $12,929, respectively, of goodwill amortization related to these acquisitions.

9. Reinsurance

In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and coinsurance contracts. The Company retains an initial maximum of $3,500 of coverage per individual life. This initial retention limit of $3,500 may increase due to automatic policy increases in coverage at a maximum rate of $175 per annum, with an overall maximum increase in coverage of $1,000.

Ceded reinsurance contracts do not relieve the Company from its obligations to policyholders. The failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

The Company assumes risk from approximately 40 insurers and reinsurers by participating in yearly renewable term and coinsurance pool agreements. When assuming risk, the Company seeks to generate revenue while maintaining reciprocal working relationships with these partners as they also seek to limit their exposure to loss on any single life.

Maximum capacity to be retained by the Company is dictated at the treaty level and is monitored annually to ensure the total risk retained on any one life is limited to a maximum retention of $4,500.

The Company did not have any write-offs for uncollectible reinsurance receivables during the years ended December 31, 2018 and 2017 for losses incurred, loss adjustment expenses incurred or premiums earned.

The Company does not have any uncollectible reinsurance, commutation of ceded reinsurance, or certified reinsurer downgraded of status subject to revocation.

10. Aggregate Reserves

Aggregate reserves are computed in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”) and the Commissioner’s Reserve Valuation Method (“CRVM”), the standard statutory reserving methodologies.

The significant assumptions used to determine the liability for future life insurance benefits are as follows:

37

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Interest	- Life Insurance	2.25% to 6.00%

	- Annuity Funds	3.00% to 11.25%

	- Disability	2.50% to 6.00%

Mortality	- Life Insurance	Various valuation tables, primarily including 1941, 1958, 1980 and 2001 Commissioners Standard Ordinary (“CSO”) tables, and American Experience

	- Annuity Funds	Various annuity valuation tables, primarily including the GA 1951, 71, 83a and 2012 Individual Annuitant Mortality (“IAM”), Group Annuity Reserve (“GAR”) 94, 1971 and 1983 Group Annuity Mortality (“GAM”), and Annuity 2000

Morbidity	- Disability	1970 Intercompany DISA Group Disability Tables

The Company waives deduction of deferred fractional premiums upon the death of the insured. When surrender values exceed aggregate reserves, excess cash value reserves are held.

Policies issued at premium corresponding to ages higher than the true ages are valued at the rated-up ages. Policies providing for payment at death during certain periods of an amount less than the full amount of insurance, being policies subject to liens, are valued as if the full amount is payable without any deduction.

For policies issued with, or subsequently subject to, an extra premium payable annually, an extra reserve is held. The extra premium reserve is the unearned gross extra premium payable during the year if the policies are rated for reasons other than medical impairments. For medical impairments, the extra premium reserve is calculated as the excess of the reserve based on rated mortality over that based on standard mortality. All substandard annuities are valued at their true ages.

At December 31, 2018 and 2017, the Company had $3,904,519 and $4,354,703, respectively of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Division.

Tabular interest, tabular interest on funds not involving life contingencies and tabular cost have been determined from the basic data for the calculation of aggregate reserves. Tabular less actual reserves released has been determined from basic data for the calculation of aggregate reserves and the actual reserves released.

The withdrawal characteristics of annuity reserves and deposit liabilities are as follows:

	December 31, 2018
	General Account	Separate Account with Guarantees	Separate Account Non- guaranteed	Total	Percent of total gross

Subject to discretionary withdrawal:

With market value adjustment	$850,240	$—	$—	$850,240	2.8%

At book value less current surrender charges of 5% or more	779,760	—	—	779,760	2.5%

At fair value	—	6,460,894	11,311,267	17,772,161	57.5%

Total with adjustment or at market value	1,630,000	6,460,894	11,311,267	19,402,161	62.8%

At book value without adjustment (minimal or no charge adjustment)	155,150	—	—	155,150	0.5%

Not subject to discretionary withdrawal	11,355,177	—	—	11,355,177	36.7%

Total gross	13,140,327	6,460,894	11,311,267	30,912,488	100.0%

Reinsurance ceded	1,479	—	—	1,479

Total, net	$13,138,848	$6,460,894	$11,311,267	$30,911,009

38

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

	December 31, 2017
	General Account	Separate Account with Guarantees	Separate Account Non- guaranteed	Total	Percent of total gross

Subject to discretionary withdrawal:

With market value adjustment	$780,008	$—	$—	$780,008	2.3%

At book value less current surrender charges of 5% or more	716,402	—	—	716,402	2.1%

At fair value	—	6,914,918	14,390,470	21,305,388	62.4%

Total with adjustment or at market value	1,496,410	6,914,918	14,390,470	22,801,798	66.8%

At book value without adjustment (minimal or no charge adjustment)	159,104	—	—	159,104	0.5%

Not subject to discretionary withdrawal	11,181,649	—	—	11,181,649	32.7%

Total gross	12,837,163	6,914,918	14,390,470	34,142,551	100.0%

Reinsurance ceded	73,007	—	—	73,007

Total, net	$12,764,156	$6,914,918	$14,390,470	$34,069,544

The following information is obtained from the applicable exhibit in the Company’s December 31, 2018 and 2017 annual statements and related separate account annual statement, both of which are filed with the Division and is provided to reconcile annuity reserves and deposit funds to amounts reported in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus:

	December 31,
	2018	2017

Life and Accident and Health Annual Statement (net of reinsurance):

Annuities included in aggregate reserve for life policies and contracts	$12,936,341	$12,544,414

Supplementary contracts with life contingencies and other contracts included in aggregate reserve for life policies and contracts	12,611	13,608

Liability for deposit-type contracts	189,896	206,134

Subtotal - general account	13,138,848	12,764,156

Separate Accounts Annual Statement:

Annuities included in aggregate reserve for life policies and contracts	17,772,161	21,305,388

Total	$30,911,009	$34,069,544

11. Liability for Unpaid Claims and Claim Adjustment Expenses

Activity in the accident and health liability for unpaid claims and for claim adjustment expenses included in aggregate reserve for life policies and contracts and accident and health policies, excluding unearned premium reserves, is summarized as follows:

	2018	2017

Balance, January 1, net of reinsurance of $25,283 and $28,843	$243,517	$240,280

Incurred related to:

Current year	38,844	53,969

Prior year	6,634	(6,728)

Total incurred	45,478	47,241

Paid related to:

Current year	(10,375)	(6,896)

Prior year	(31,091)	(37,108)

Total paid	(41,466)	(44,004)

Balance, December 31, net of reinsurance of $19,082 and $25,283	$247,529	$243,517

39

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Reserves for incurred claims and claim adjustment expenses attributable to insured events of prior years has increased (decreased) by $6,634 and $(6,728) during the years ended December 31, 2018 and 2017, respectively. The change in both years is the result of ongoing analysis of recent claim development trends.

12. Commercial Paper

The Company has a commercial paper program that is partially supported by a $50,000 credit facility agreement. The commercial paper has been given a rating of A-1+ by Standard & Poor’s Ratings Services and a rating of P-1 by Moody’s Investors Service, each being the highest rating available. The Company’s issuance of commercial paper is not used to fund daily operations and does not have a significant impact on the Company’s liquidity.

The following table provides information regarding the Company’s commercial paper program:

	December 31,
	2018	2017

Face value	$98,859	$99,886

Carrying value	$98,859	$99,886

Interest expense paid	$1,746	$974

Effective interest rate	2.5% - 2.7%	1.4% - 1.7%

Maturity range (days)	16 - 25	19 - 67

13. Separate Accounts

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. The Company reported assets and liabilities from the following product lines into a separate account:

•	Individual Annuity Product
•	Group Annuity Product
•	Variable Life Insurance Product
•	Hybrid Ordinary Life Insurance Product
•	Individual Indexed-Linked Annuity Product

In accordance with the domiciliary state procedures for approving items within the separate account, the separate account classification of the following items are supported by Colorado Insurance Code Section 10-7-402:

•	Individual Annuity
•	Group Annuity
•	Variable Life Insurance Product

The following items are supported by direct approval by the Commissioner:

•	Hybrid Ordinary Life Insurance Product
•	Group Annuity - Custom Stable Value Asset Funds
•	Variable Life Insurance Product
•	Individual Indexed-Linked Annuity Product

The Company’s separate accounts invest in shares of Great-West Funds, Inc. and Putnam Funds, open-end management investment companies, which are related parties of the Company, and shares of other non-affiliated mutual funds. and government and corporate bonds.

Some assets within each of the Company’s separate accounts are considered legally insulated whereas others are not legally insulated from the general account. The legal insulation of the separate accounts prevents such assets from being generally available to satisfy claims resulting from the general account.

40

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

At December 31, 2018 and 2017, the Company’s separate account assets that are legally insulated from the general account claims are $24,652,973 and $28,192,883, respectively.

Some separate account liabilities are guaranteed by the general account. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. To compensate the general account for the risk taken, the separate account has paid risk charges of $11,608, $12,581, $12,961, $12,542 and $12,171 for the years ended December 31, 2018, 2017, 2016, 2015 and 2014, respectively. No separate account guarantees were paid by the general account for the years ending December 31, 2018, 2017, 2016, 2015 and 2014, respectively.

Separate accounts with guarantees

The Government Guaranteed Funds are separate accounts investing in fixed income securities backed by the credit of the U.S. Government, its agencies or its instrumentalities.

The Stable Asset Funds invest in investment-grade corporate bonds in addition to the above mentioned securities.

The Company also has separate accounts comprised of assets underlying variable universal life policies issued privately to accredited investors. The accounts invest in investment grade fixed income securities.

The Individual Indexed-Linked Annuity Product provides returns based on the performance of one or more indices and invests in fixed income securities. The returns from these securities are invested in derivative instruments which mimic the returns of select indices. There is also a return of premium death benefit guarantee to policyholders.

The Government Guaranteed Funds and Stable Asset Funds have a guaranteed minimum crediting rate of at least 0%. All of the above separate accounts provide a book value guarantee. Some of them also provide a death benefit of the greater of account balance or premium paid.

Distributions to a participant are based on the participant’s account balance and are permitted for the purpose of paying a benefit to a participant. Distributions for purposes other than paying a benefit to a participant may be restricted. Participants’ distributions are based on the amount of their account balance, whereas, distributions as a result of termination of the group annuity contract are based on net assets attributable to the contract and can be made to the group through (1) transfer of the underlying securities and any remaining cash balance, or (2) transfer of the cash balance after sale of the Fund’s securities.

Most guaranteed separate account assets and related liabilities are carried at fair value. Certain separate account assets are carried at book value based on the prescribed deviation from the Division.

Non-guaranteed separate accounts

The non-guaranteed separate accounts include unit investment trusts or series accounts that invest in diversified open-end management investment companies. These separate account assets and related liabilities are carried at fair value.

The investments in shares are valued at the closing net asset value as determined by the appropriate fund/portfolio at the end of each day. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. Some of the separate accounts provide an incidental death benefit of the greater of the policyholder’s account balance or premium paid and some provide an incidental annual withdrawal benefit for the life of the policyholder. Certain contracts contain provisions relating to a contingent deferred sales charge. In such contracts, charges will be made for total or partial surrender of a participant annuity account in excess of the “free amount” before the retirement date by a deduction from a participant’s account. The “free amount” is an amount equal to 10% of the participant account value at December 31 of the calendar year prior to the partial or total surrender.

The following tables provide information regarding the Company’s separate accounts:

41

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

	Year Ended December 31, 2018
	Non-indexed guaranteed less than/equal to 4%	Non-guaranteed separate account	Total
Premiums, considerations or deposits	$721,339	$1,900,171	$2,621,510

Reserves

For accounts with assets at:

Fair value	$7,286,636	$15,682,027	$22,968,663

Amortized cost	1,107,812	—	1,107,812

Total reserves	$8,394,448	$15,682,027	$24,076,475

By withdrawal characteristics:

At fair value	$7,286,636	$15,682,027	$22,968,663

At book value without fair value adjustment and with current surrender charge less than 5%	1,107,812	—	1,107,812

Total subject to discretionary withdrawals	$8,394,448	$15,682,027	$24,076,475

	Year Ended December 31, 2017
	Non-indexed guaranteed less than/equal to 4%	Non-guaranteed separate account	Total
Premiums, considerations or deposits	$560,537	$1,888,820	$2,449,357

Reserves

For accounts with assets at:

Fair value	$7,918,332	$18,643,242	$26,561,574

Amortized cost	958,780	—	958,780

Total reserves	$8,877,112	$18,643,242	$27,520,354

By withdrawal characteristics:

At fair value	$7,918,332	$18,643,242	$26,561,574

At book value without fair value adjustment and with current surrender charge less than 5%	958,780	—	958,780

Total subject to discretionary withdrawals	$8,877,112	$18,643,242	$27,520,354

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31,
	2018	2017	2016

Transfers as reported in the Summary of Operations of the separate account statement:

Transfers to separate accounts	$2,621,510	$2,449,357	$2,686,225

Transfers from separate accounts	(5,198,817)	(4,417,525)	(3,561,699)

Net transfers from separate accounts	(2,577,307)	(1,968,168)	(875,474)

Reconciling adjustments:

Net transfer of reserves to separate accounts	1,464,314	1,023,384	773,253

Miscellaneous other	528	140	739

Net transfers as reported in the Statements of Operations	$(1,112,465)	$(944,644)	$(101,482)

42

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

14.  Capital and Surplus, Dividend Restrictions, and Other Matters

On November 15, 2004, the Company issued a surplus note in the face amount of $195,000 to GWL&A Financial. The proceeds were used to redeem a $175,000 surplus note issued May 4, 1999 and for general corporate purposes. The new surplus note bears interest at the rate of 6.675% and is due November 14, 2034. The carrying amount of the surplus note was $194,558 and $194,530 at December 31, 2018 and 2017, respectively. Payments of principal and interest under this surplus note can be made only with prior written approval of the Commissioner of Insurance of the State of Colorado. Such payments are payable only out of surplus funds of the Company and only if at the time of such payment, and after giving effect to the making thereof, the financial condition of the Company is such that its surplus would not fall below two and one-half times the authorized control level as required by the most recent risk-based capital calculations. Subject to the foregoing restrictions on payment of principal and interest, (a) interest is payable on the principal sum of the surplus note semi-annually, in arrears, on May 14 and November 14 of each year, and (b) the surplus note may only be redeemed prior to its stated maturity in connection with (i) a mandatory redemption by the Company in the event of a redemption or acceleration by GWL&A Financial Inc., of its 6.675% junior subordinated deferrable debentures due November 14, 2034, or (ii) an optional redemption by the Company at any time on or after November 15, 2024. Interest paid on the note was $13,016 for all the years ended December 31, 2018, 2017 and 2016, respectively, bringing total interest paid from inception to December 31, 2018 to $182,227. The amount of unapproved principal and interest was $0 at December 31, 2018 and 2017.

On May 19, 2006, the Company issued a surplus note in the face amount and carrying amount of $333,400 to GWL&A Financial Inc. The proceeds were used for general corporate purposes. Initially, the surplus note bore interest at the rate of 7.203% per annum, and was payable on each May 16 and November 16 until May 16, 2016. After May 16, 2016, the surplus note bears an interest rate of 2.588% plus the then current three-month London Interbank Offering Rate. The carrying amount of the surplus note was $0 and $333,400 at December 31, 2018 and 2017. The surplus note became redeemable by the company at the principal amount plus any accrued and unpaid interest after May 16, 2016. On June 15, 2018, this surplus note was redeemed in full. Payments of principal and interest under the surplus note can be made only with prior written approval of the Commissioner of Insurance of the State of Colorado. Such payments are payable out of surplus funds of the Company and only if at the time of such payment, and after giving effect to the making thereof, the financial condition of the Company is such that its surplus would not fall below two and one-half times the authorized control level as required by the most recent risk-based capital calculations. Interest paid on the note was $6,868, $12,721 and $16,137 for the year ended December 31, 2018, 2017 and 2016, respectively, bringing total interest paid from inception to December 31, 2018 to $262,875. The amount of unapproved principal and interest was $0 at December 31, 2018 and 2017.

On December 29, 2017, the Company issued a surplus note in the face amount and carrying amount of $12,000 to GWL&A Financial Inc. The proceeds were used for general corporate purposes. The surplus note bears an interest rate of 3.5% per annum. The note matures of December 29, 2027. Payments of principal and interest under the surplus note can be made only with prior written approval of the Commissioner of Insurance of the State of Colorado. Such payments are payable out of surplus funds of the Company and only if at the time of such payment, and after giving effect to the making thereof, the financial condition of the Company is such that its surplus would not fall below two and one-half times the authorized control level as required by the most recent risk-based capital calculations. Interest paid on the note during 2018, 2017 and 2016 amounted to $420, $2 and $0, respectively, bringing total interest paid from inception to December 31, 2018 to $422. The amount of unapproved principal and interest was $0 at December 31, 2018.

On May 17, 2018, the Company issued a surplus note in the face amount and carrying amount of $346,218 to GWL&A Financial Inc. The proceeds were used to redeem the $333,400 surplus note issued in 2006 and for general corporate purposes. The surplus note bears an interest rate of 4.881% per annum. The note matures on May 17, 2048. Payments of principal and interest under the surplus note can be made only with prior written approval of the Commissioner of Insurance of the State of Colorado. Such payments are payable out of surplus funds of the Company and only if at the time of such payment, and after giving effect to the making thereof, the financial condition of the Company is such that its surplus would not fall below two and one-half times the authorized control level as required by the most recent risk-based capital calculations. Interest paid on the note during 2018 and 2017 amounted to $10,515 and $0, respectively, bringing total interest paid from inception to December 31, 2018 to $10,515 The amount of unapproved principal and interest was $0 at December 31, 2018.

In the first quarter of 2018, the Company realized a $39,921 after tax gain on an interest rate swap that hedged the existing $333,400 surplus note. The Company adjusted the basis of the hedged item, in this case the surplus note, for the amount of the after tax gain. Further, the Company accounted for the redemption of the $333,400 surplus note and the issuance of the $346,218 surplus note in the second quarter as debt modification instead of debt extinguishment. Therefore, the after tax swap

43

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

gain will be amortized into income over the 30 year life of the new surplus note. Amortization of the gain during 2018, 2017 and 2016 amounted to $998, $0 and $0, respectively bringing the total amortization from inception to December 31, 2018 amounted to $998, leaving an unamortized balance of $38,923 in surplus as part of the surplus note amounts.

Interest paid to GWL&A Financial attributable to these surplus notes, was $30,819, $25,739 and $29,153 for the years ended December 31, 2018, 2017 and 2016, respectively.

As an insurance company domiciled in the State of Colorado, the Company is required to maintain a minimum of $2,000 of capital and surplus. In addition, the maximum amount of dividends which can be paid to stockholders by insurance companies domiciled in the State of Colorado, without prior approval of the Insurance Commissioner, is subject to restrictions relating to statutory capital and surplus and statutory net gain from operations. The Company may pay an amount less than $132,692 of dividends during the year ended December 31, 2019, without the prior approval of the Colorado Insurance Commissioner. Prior to any payment of dividends, the Company provides notice to the Colorado Insurance Commissioner. Dividends are non-cumulative.

The Company paid cash dividends on common stock during 2018 as follows: $24,000 on March 30, 2018 (ordinary); $20,000 on May 1, 2018 (extraordinary); $55,895 on May 17, 2018 (extraordinary); $30,000 on September 28, 2018 (extraordinary) and $22,400 on September 29, 2018 (extraordinary). Dividends during 2017 were paid as follows: $77,000 on March 15, 2017 (extraordinary); $60,301 on June 15, 2017 (ordinary); and $8,000 on September 29, 2017 (ordinary). Dividends are paid as determined by the Board of Directors, subject to the limitations described above.

The portion of unassigned funds (surplus) represented or (reduced) by each of the following items is:

	December 31,
	2018	2017

Unrealized gains (losses)	$152,801	$165,416

Non-admitted assets	(330,803)	(359,724)

Asset valuation reserve	(204,393)	(203,546)

Provision for reinsurance	(17)	(17)

Separate account business	(1,076)	(868)

Risk-based capital (“RBC”) is a regulatory tool for measuring the minimum amount of capital appropriate for a life, accident and health organization to support its overall business operations in consideration of its size and risk profile. The Division requires the Company to maintain minimum capital and surplus equal to the company action level as calculated in the RBC model. The Company exceeds the required amount.

15. Federal Income Taxes

The following table presents the components of the net admitted deferred tax asset (liability):

	December 31, 2018			December 31, 2017			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

Gross deferred tax assets	$368,917	$2,793	$371,710	$388,131	$16,580	$404,711	$(19,214)	$(13,787)	$(33,001)

Valuation allowance adjustment	—	—	—	—	—	—	—	—	—

Adjusted gross deferred tax asset	368,917	2,793	371,710	388,131	16,580	404,711	(19,214)	(13,787)	(33,001)

Deferred tax assets non-admitted	(189,578)	(570)	(190,148)	(228,728)	(4,145)	(232,873)	39,150	3,575	42,725

Net admitted deferred tax asset	179,339	2,223	181,562	159,403	12,435	171,838	19,936	(10,212)	9,724

Gross deferred tax liabilities	(31,065)	—	(31,065)	(22,523)	—	(22,523)	(8,542)	—	(8,542)

Net admitted deferred tax asset	$148,274	$2,223	$150,497	$136,880	$12,435	$149,315	$11,394	$(10,212)	$1,182

The Company admits deferred tax assets pursuant to paragraphs 11.a, 11.b.i, 11.b.ii, and 11.c, in SSAP No. 101. The following table presents the amount of deferred tax asset admitted under each component of SSAP No. 101:

44

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

	December 31, 2018			December 31, 2017			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$2,224	$2,224	$—	$3,884	$3,884	$—	$(1,660)	$(1,660)

(b) Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (lesser of (i) and (ii) below)	148,274		148,274	136,880	8,551	145,431	11,394	(8,551)	2,843

(i) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	148,274		148,274	136,880	8,551	145,431	11,394	(8,551)	2,843

(ii) Adjusted gross deferred tax assets expected allowed per limitation threshold			175,682			145,431	—	—	30,251

(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	31,065	—	31,065	22,523	—	22,523	8,542	—	8,542

Total deferred tax assets admitted as a result of the application of SSAP No. 101	$179,339	$2,224	$181,563	$159,403	$12,435	$171,838	$19,936	$(10,211)	$9,725

The following table presents the threshold limitations utilized in the admissibility of deferred tax assets under paragraph 11.b of SSAP No. 101:

	2018	2017

Ratio percentage used to determine recovery period and threshold limitation amount	867.76%	894.97%

Amount of adjusted capital and surplus used to determine recovery period and threshold limitation	$1,171,212	$969,537

The following table presents the impact of tax planning strategies:

	December 31, 2018 December 31, 2017				Change
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital

Adjusted gross deferred tax asset	$368,917	$2,793	$388,131	$16,580	$(19,214)	$(13,787)

% of adjusted gross deferred tax asset by character attributable to tax planning strategies	—%	—%	—%	—%	—%	—%

Net admitted adjusted gross deferred tax assets	$179,339	$2,224	$159,403	$12,435	$19,936	$(10,211)

% of net admitted adjusted gross deferred tax asset by character attributable to tax planning strategies	—%	—%	—%	—%	—%	—%

The Company’s tax planning strategies do not include the use of reinsurance.

There are no temporary differences for which deferred tax liabilities are not recognized.

The components of current income taxes incurred include the following:

	Year Ended December 31,
	2018	2017	Change

Current income tax	$(17,604)	$50,584	$(68,188)

Federal income tax on net capital gains	1,030	(6,744)	7,774

Total	$(16,574)	$43,840	$(60,414)

45

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

	Year Ended December 31,
	2017	2016	Change

Current income tax	$50,584	$(37,932)	$88,516

Federal income tax on net capital gains	(6,744)	16,117	(22,861)

Total	$43,840	$(21,815)	$65,655

46

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The tax effects of temporary differences, which give rise to the deferred income tax assets and liabilities are as follows:

	December 31,
Deferred income tax assets:	2018	2017	Change

Ordinary:

Reserves	$80,303	$65,831	$14,472

Investments	4,374	1,263	3,111

Deferred acquisition costs	76,759	77,369	(610)

Provision for dividends	3,399	4,593	(1,194)

Fixed assets	3,264	2,761	503

Compensation and benefit accrual	20,890	22,065	(1,175)

Receivables - non-admitted	13,991	12,737	1,254

Tax credit carryforward	131,409	168,567	(37,158)

Other	34,527	32,945	1,582

Total ordinary gross deferred tax assets	368,916	388,131	(19,215)

Valuation allowance adjustment	—	—	—

Total adjusted ordinary gross deferred tax assets	368,916	388,131	(19,215)

Non-admitted ordinary deferred tax assets	(189,578)	(228,728)	39,150

Admitted ordinary deferred tax assets	179,338	159,403	19,935

Capital:			—

Investments	2,793	16,580	(13,787)

Total capital gross deferred tax assets	2,793	16,580	(13,787)

Valuation allowance adjustment	—	—	—

Total adjusted gross capital deferred tax assets	2,793	16,580	(13,787)

Non-admitted capital deferred tax assets	(569)	(4,145)	3,576

Admitted capital deferred tax assets	2,224	12,435	(10,211)

Total admitted deferred tax assets	$181,562	$171,838	$9,724

Deferred income tax liabilities:

Ordinary:

Investments	$—	$(4,501)	$4,501

Premium receivable	(5,417)	(3,343)	(2,074)

Policyholder Reserves	(17,644)	(10,033)	(7,611)

Experience Refunds	(5,079)	—	(5,079)

Other	(2,925)	(4,646)	1,721

Total ordinary deferred tax liabilities	(31,065)	(22,523)	(8,542)

Net admitted deferred income tax asset	$150,497	$149,315	$1,182

47

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The change in deferred income taxes reported in surplus before consideration of non-admitted assets is comprised of the following components:

	December 31,
	2018	2017	Change

Total deferred income tax assets	$371,710	$404,711	$(33,001)

Total deferred income tax liabilities	(31,065)	(22,523)	(8,542)

Net deferred income tax asset	$340,645	$382,188	(41,543)

Tax effect of unrealized capital gains (losses)			(260)

Other surplus			1,071

Change in net deferred income tax			$(40,732)

	December 31,
	2017	2016	Change

Total deferred income tax assets	$404,711	$521,431	$(116,720)

Total deferred income tax liabilities	(22,523)	(20,681)	(1,842)

Net deferred income tax asset	$382,188	$500,750	(118,562)

Tax effect of unrealized capital gains (losses)			6,427

Other surplus			1,607

Change in net deferred income tax			$(110,528)

The provision for federal income taxes and change in deferred income taxes differ from that which would be obtained by applying the statutory federal income tax rate of 21% and 35% to income before income taxes. The significant items causing this difference are as follows:

	December 31,
	2018	2017	2016

Income tax expense at statutory rate	$60,337	$77,023	$22,425

Federal tax rate change	—	132,029	—

Earnings from subsidiaries	(22,003)	(28,875)	(35,175)

Swap gain on debt refinancing	8,175	—	—

Dividend received deduction	(6,657)	(7,992)	(7,302)

Tax adjustment for interest maintenance reserve	(5,221)	(7,716)	(8,138)

Prior year adjustment	(4,124)	(1,881)	(2,032)

Tax effect on non-admitted assets	(3,476)	2,291	(1,111)

Tax credits	(2,901)	(908)	(21,212)

Income tax (benefit) on realized capital gain (loss)	1,030	(6,744)	16,117

Tax contingency	(607)	359	(99)

Other	(395)	(3,219)	(1,893)

Total	$24,158	$154,367	$(38,420)

	2018	2017	2016

Federal income taxes incurred	$(16,574)	$43,839	$(21,815)

Change in net deferred income taxes	40,732	110,528	(16,605)

Total income taxes	$24,158	$154,367	$(38,420)

On December 22, 2017, H.R. 1, the Tax Cuts and Jobs Act (the “Act”), was enacted. The legislation, which is generally effective for tax years beginning on January 1, 2018, represented significant U.S. tax reform and revised the Internal Revenue Code by, among other items, lowering the federal corporate income tax rate from 35% to 21% and modifying how the U.S.

48

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

taxes multinational entities. Further, the Act changed how tax basis policy reserves, capitalized specified policy acquisition expenses, and the company’s share of the dividends received deduction and tax exempt interest are to be calculated.

Shortly after enactment, the Securities and Exchange Commission issued Staff Accounting Bulletin No. 118 (“SAB 118”) which provided US GAAP guidance on the accounting for the Act’s impact at December 31, 2017. A reporting entity could recognize provisional amounts, where the necessary information was not available, prepared or analyzed (including computations) in reasonable detail or where additional guidance was needed from the taxing authority to determine the appropriate application of the Act. A reporting entity’s provisional impact analysis was to be adjusted within the 12 month measurement period provided for under SAB 118. The Statutory Accounting Working Group subsequently provided informal interpretative guidance allowing for statutory accounting conformity with the SAB 118 US GAAP guidance.

The Company’s accounting for the income tax effects of the Act is complete as of the period ended December 31, 2018, and no material measurement period adjustments were recognized during the 2018 reporting period.

As of December 31, 2018, the Company had no operating loss carryforwards.

As of December 31, 2018, the Company has Guaranteed Federal Low Income Housing tax credit carryforwards of $111,328. These credits will begin to expire in 2030.

As of December 31, 2018, the Company has foreign tax credit carryforwards of $20,082. These credits will begin to expire in 2020.

The following are income taxes incurred in prior years that will be available for recoupment in the event of future net losses:

Year Ended December 31, 2018	$4,146

Year Ended December 31, 2017	13,328

The Company has no deposits admitted under Section 6603 of the Internal Revenue Code.

The Company’s federal income tax return is consolidated with the following entities (the “U.S. Consolidated Group”):

Great-West Lifeco U.S. LLC

Emjay Corporation

GWFS Equities, Inc.

GWL&A Financial Inc.

Great-West Life & Annuity Insurance Company of South Carolina

Great-West Life & Annuity Insurance Company of New York

Putnam Investments, LLC

Putnam Acquisition Financing, Inc.

Putnam Retail Management, LP

Putnam Retail Management GP, Inc.

Putnam Advisory Company, LLC

Putnam Advisory Holdings, LLC

Putnam Fiduciary Trust Company

Putnam Investor Services, Inc.

PanAgora Holdings, Inc

PanAgora Asset Management, Inc.

Putnam Advisory Holdings II, LLC

FASCore, LLC

Advised Assets Group, LLC

Great-West Trust Company, LLC

Great-West Capital Management, LLC

The Company, GWL&A NY and GWSC (“GWLA Subgroup”) are life insurance companies who form a life subgroup under the consolidated return regulations. These regulations determine whether the taxable income or losses of this subgroup may offset or be offset with the taxable income or losses of other non-life entities.

49

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The GWLA Subgroup accounts for income taxes on the modified separate return method on each of their separate company, statutory financial statements. Under this method, current and deferred tax expense or benefit is determined on a standalone basis; however the Company also considers taxable income or losses from other members of the GWLA Subgroup when determining its deferred tax assets and liabilities, and in evaluating the realizability of its deferred tax assets.

The method of settling income tax payables and receivables (“Tax Sharing Agreement”) among the U.S. consolidated group is subject to a written agreement approved by the Board of Directors, whereby settlement is made on a separate return basis (i.e., the amount that would be due to or from a jurisdiction had an actual separate return been filed) except for the current utilization of any net operating losses and other tax attributes by members of the U.S. Consolidated Group, which can lead to receiving a payment when none would be received from the jurisdiction had a real separate tax return been required. The GWLA Subgroup has a policy of settling intercompany balances as soon as practical after the filing of the federal consolidated return or receipt of the income tax refund from the Internal Revenue Service (“I.R.S.”).

The Company determines income tax contingencies in accordance with Statement of Statutory Accounting Principles No. 5R, Liabilities, Contingencies and Impairments of Assets (“SSAP No. 5R”) as modified by SSAP 101. As of December 31, 2018 the amount of tax contingencies computed in accordance with SSAP No. 5R is $0, with the exception of interest and penalties. The Company does not expect a significant increase in tax contingencies within the 12 month period following the balance sheet date.

The Company recognizes accrued interest and penalties related to tax contingencies in current income tax expense. During the years ended December 31, 2018 and 2017, the Company recognized approximately $607 and $359 of benefit and expense, respectively, from interest and penalties related to the uncertain tax positions. The Company had $314 and $921 accrued for the payment of interest and penalties at December 31, 2018 and 2017, respectively.

The Company files income tax returns in the U.S. federal jurisdiction and various states. With few exceptions, the Company is no longer subject to U.S. federal income tax examinations by the I.R.S. for years 2014 and prior. Tax years 2015 through 2017 are open to federal examination by the I.R.S. The Company does not expect significant increases or decreases to tax contingencies relating to federal, state or local audits.

The Company does not have any outstanding AMT credits as of the filing of the 2017 tax return.

The Company does not have any foreign operations as of the periods ended December 31, 2017 and December 31, 2018 and therefore is not subject to the Repatriation Transition Tax or the tax on Global Intangible Low-Taxed Income.

16. Employee Benefit Plans

Post-Retirement Medical and Supplemental Executive Retirement Plans

The Company sponsors an unfunded Post-Retirement Medical Plan (the “Medical Plan”) that provides health benefits to retired employees who are not Medicare eligible. The Medical Plan is contributory and contains other cost sharing features which may be adjusted annually for the expected general inflation rate. The Company’s policy is to fund the cost of the Medical Plan benefits in amounts determined at the discretion of management.

The Company also provides Supplemental Executive Retirement Plans to certain key executives. These plans provide key executives with certain benefits upon retirement, disability or death based upon total compensation. The Company has purchased individual life insurance policies with respect to employees covered by these plans. The Company is the owner and beneficiary of the insurance contracts.

A December 31 measurement date is used for the employee benefit plans.

50

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The following tables provide a reconciliation of the changes in the benefit obligations, fair value of plan assets and the underfunded status for the Company’s Post-Retirement Medical and Supplemental Executive Retirement plans:

	Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2018	2017	2018	2017	2018	2017

Change in projected benefit obligation:

Benefit obligation, January 1	$19,329	$19,031	$40,921	$44,501	$60,250	$63,532

Service cost	1,425	1,457	—	(16)	1,425	1,441

Interest cost	703	758	1,357	1,620	2,060	2,378

Actuarial (gain) loss	(1,511)	(1,216)	(2,316)	(1,872)	(3,827)	(3,088)

Regular benefits paid	(407)	(701)	(2,400)	(3,336)	(2,807)	(4,037)

Amendment	—	—	—	24	—	24

Benefit obligation and under funded status, December 31	$19,539	$19,329	$37,562	$40,921	$57,101	$60,250

Accumulated benefit obligation	$19,539	$19,329	$37,562	$40,921	$57,101	$60,250

	Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2018	2017	2018	2017	2018	2017

Change in plan assets:

Value of plan assets, January 1	$—	$—	$—	$—	$—	$—

Employer contributions	407	701	2,400	3,337	2,807	4,038

Regular benefits paid	(407)	(701)	(2,400)	(3,337)	(2,807)	(4,038)

Value of plan assets, December 31	$—	$—	$—	$—	$—	$—

The following table presents amounts recognized in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus for the Company’s Post-Retirement Medical and Supplemental Executive Retirement plans:

	Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	December 31,		December 31,		December 31,
	2018	2017	2018	2017	2018	2017

Amounts recognized in the statutory statements of admitted assets, liabilities, capital and surplus:

Accrued benefit liability	$(20,534)	$(18,078)	$(40,091)	$(40,855)	$(60,625)	$(58,933)

Liability for pension benefits	995	(1,251)	2,529	(66)	3,524	(1,317)

Total other liabilities	$(19,539)	$(19,329)	$(37,562)	$(40,921)	$(57,101)	$(60,250)

Unassigned surplus (deficit)	$995	$(1,251)	$2,529	$(66)	$3,524	$(1,317)

51

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The following table presents amounts not yet recognized in the statements of financial position for the Company’s Post-Retirement Medical and Supplemental Executive Retirement plans:

	Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	December 31,		December 31,		December 31,
	2018	2017	2018	2017	2018	2017

Unrecognized net actuarial gain (loss)	$5,152	$3,723	$3,428	$1,157	$8,580	$4,880

Unrecognized prior service cost	(4,157)	(4,974)	(899)	(1,223)	(5,056)	(6,197)

The following table presents amounts in unassigned funds recognized as components of net periodic benefit cost for the Company’s Post-Retirement Medical and Supplemental Executive Retirement plans:

	Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2018	2017	2018	2017	2018	2017

Items not yet recognized as component of net periodic cost on January 1,	$(1,251)	$(3,021)	$(66)	$(2,360)	$(1,317)	$(5,381)

Prior service cost recognized in net periodic cost	817	587	324	501	1,141	1,088

(Gain) loss recognized in net periodic cost	(82)	(33)	(45)	(54)	(127)	(87)

Gain (loss) arising during the year	1,511	1,216	2,316	1,847	3,827	3,063

Items not yet recognized as component of net periodic cost on December 31	$995	$(1,251)	$2,529	$(66)	$3,524	$(1,317)

The following table provides information regarding amounts in unassigned funds that are expected to be recognized as components of net periodic benefit costs during the year ended December 31, 2019:

	Post-Retirement Medical Plan	Supplemental Executive Retirement Plan	Total

Net actuarial gain	$217	$50	$267

Prior service cost	(817)	(300)	(1,117)

The expected benefit payments for the Company’s Post-Retirement Medical and Supplemental Executive Retirement plans for the years indicated are as follows:

	2019	2020	2021	2022	2023	2024 through 2028

Post-retirement medical plan	$961	$959	$1,054	$1,123	$1,234	$7,119

Supplemental executive retirement plan	2,347	2,530	2,473	10,206	5,701	9,085

52

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The following table presents the components of net periodic cost (benefit):

	Post-Retirement Medical Plan			Supplemental Executive Retirement Plan			Total

	Year Ended December 31,			Year Ended December 31,			Year Ended December 31,

	2018	2017	2016	2018	2017	2016	2018	2017	2016

Components of net periodic cost (benefit):

Service cost	$1,425	$1,457	$1,246	$—	$(16)	$294	$1,425	$1,441	$1,540

Interest cost	703	758	713	1,356	1,620	1,775	2,059	2,378	2,488

Amortization of unrecognized prior service cost	817	587	150	324	501	501	1,141	1,088	651

Amortization of gain from prior periods	(82)	(33)	(137)	(45)	(54)	(61)	(127)	(87)	(198)

Net periodic cost	$2,863	$2,769	$1,972	$1,635	$2,051	$2,509	$4,498	$4,820	$4,481

The following tables present the assumptions used in determining benefit obligations of the Post-Retirement Medical and the Supplemental Executive Retirement plans at December 31, 2018 and 2017:

	Post-Retirement Medical Plan

	December 31,

	2018	2017

Discount rate	4.34%	3.63%

Initial health care cost trend	6.25%	6.50%

Ultimate health care cost trend	5.00%	5.00%

Year ultimate trend is reached	2024	2024

	Supplemental Executive Retirement Plan

	December 31,

	2018	2017

Discount rate	4.16%	3.43%

Rate of compensation increase	N/A	4.00%

During 2018, the Company adopted the Society of Actuaries Morality Improvement Scale (MP-2018).

During 2017, the Company adopted the Society of Actuaries Morality Improvement Scale (MP-2017).

The following tables present the weighted average interest rate assumptions used in determining the net periodic benefit/cost of the Post-Retirement Medical and the Supplemental Executive Retirement plans:

	Post-Retirement Medical Plan

	Year Ended December 31,

	2018	2017

Discount rate	3.63%	4.05%

Initial health care cost trend	6.50%	6.75%

Ultimate health care cost trend	5.00%	5.00%

Year ultimate trend is reached	2024	2024

53

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

	Supplemental Executive Retirement Plan

	Year Ended December 31,

	2018	2017

Discount rate	3.43%	3.80%

Rate of compensation increase	4.00%	4.00%

The discount rate has been set based on the rates of return on high-quality fixed-income investments currently available and expected to be available during the period the benefits will be paid. In particular, the yields on bonds rated AA or better on the measurement date have been used to set the discount rate.

The following table presents the impact on the Post-Retirement Medical Plan that one-percentage-point change in assumed health care cost trend rates would have on the following:

	One percentage point increase	One percentage point decrease

Increase (decrease) on total service and interest cost on components	$357	$(297)

Increase (decrease) on post-retirement benefit obligations	2,417	(2,075)

Beginning December 31, 2012, the Company began participation in the pension plan sponsored by GWL&A Financial. During 2017, that plan froze all future benefit accruals for pension-eligible participants as of December 31, 2017. The Company’s share of net expense for the pension plan was $3,057, $0 and $0 during the years ended December 31, 2018, 2017 and 2016.

In August 2017, the Company filed an application for a compliance statement from the IRS under their Voluntary Correction Program with respect to operational matters under the pension plan. The IRS issued a compliance statement approving the Company’s request in November 2018. The corrective measure will result in a payment of approximately $7 million to the plan in 2019.

The Company offers unfunded, non-qualified deferred compensation plans to a select group of executives, management and highly compensated individuals. Participants defer a portion of their compensation and realize potential market gains / losses or interest on the amount deferred. The programs are not qualified under Section 401 of the Internal Revenue Code. Participant balances, which are included in Amounts withheld or retained by company as agent or trustee in the accompanying statutory financial statements, are $35,588 and $33,454 at December 31, 2018 and 2017, respectively.

The Company sponsors a qualified defined contribution benefit plan covering all employees. Under this plan, employees may contribute a percentage of their annual compensation to the plan up to certain maximums, as defined by the plan and by the Internal Revenue Service (“IRS”). Currently, the Company matches a percentage of employee contributions in cash. The Company recognized $11,935, $8,713 and $7,275 in expense related to this plan for the years ended December  31, 2018, 2017 and 2016, respectively.

17. Share-Based Compensation

Equity Awards

Lifeco, of which the Company is an indirect wholly-owned subsidiary, maintains the Great-West Lifeco Inc. Stock Option Plan (the “Lifeco plan”) that provides for the granting of options on its common shares to certain of its officers and employees and those of its subsidiaries, including the Company. Options are granted with exercise prices not less than the average market price of the shares on the five days preceding the date of the grant. The Lifeco plan provides for the granting of options with varying terms and vesting requirements with vesting commencing on the first anniversary of the grant, exercisable within 10 years from the date of grant. Compensation expense is recognized in the Company’s financial statements over the vesting period of these stock options using the accelerated method of recognition.

Termination of employment prior to the vesting of the options results in the forfeiture of the unvested options, unless otherwise determined by the Human Resources Committee. At its discretion, the Human Resources Committee may vest the unvested options of retiring option holders, with the options exercisable within five years from the date of retirement. In such event, the Company

54

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

accelerates the recognition period to the date of retirement for any unrecognized share-based compensation cost related thereto and recognizes it in its earnings at that time.

Liability Awards

The Company maintains a Performance Share Unit Plan (“PSU plan”) for officers and employees of the Company. Under the PSU plan, “performance share units” are granted to certain of its officers and employees of the Company. Each performance unit has a value equal to one share of Lifeco common stock and is subject to adjustment for cash dividends paid to Lifeco stockholders, Company earnings results as well as stock dividends and splits, consolidations and the like that affect shares of Lifeco common stock outstanding.

If the performance share units vest, they are payable in cash equal to the average closing price of Lifeco common stock for the 20 trading days prior to the date following the last day of the three-year performance period. The estimated fair value of the performance unit is based on the average closing price of Lifeco common stock for the 20 trading days prior to the grant. The performance share units generally vest in their entirety at the end of the three years performance period based on continued service. The PSU plan contains a provision that permits all unvested performance share units to become vested upon death or retirement. Changes in the fair value of the performance share units that occur during the vesting period is recognized as compensation cost over that period.

Performance share units are settled in cash and are recorded as liabilities until payout is made. Unlike share-settled awards, which have a fixed grant-date fair value, the fair value of unsettled or unvested liabilities awards is remeasured at the end of each reporting period based on the change in fair value of one share of Lifeco common stock. The liability and corresponding expense are adjusted accordingly until the award is settled.

Compensation Expense Related to Share-Based Compensation

The compensation expense related to share-based compensation was as follows:

	Year Ended December 31,

	2018	2017	2016

Lifeco Stock Plan	$768	$1,451	$2,113

Performance Share Unit Plan	5,388	7,207	5,318

Total compensation expense	$6,156	$8,658	$7,431

Income tax benefits	$1,243	$2,831	$2,445

During the year ended December 31, 2018, 2017 and 2016, the Company had $26, $769 and $555 respectively, income tax benefits realized from stock options exercised.

The following table presents the total unrecognized compensation expense related to share-based compensation at December 31, 2018 and the expected weighted average period over which these expenses will be recognized:

	Expense	Weighted average period (years)

Lifeco Stock Plan	$819	1.6

Performance Share Unit Plan	8,403	1.4

Equity Award Activity

During the year ended December 31, 2018, Lifeco granted 473,400 stock options to employees of the Company. These stock options vest over five-year periods ending in 2023. Compensation expense of $448 will be recognized in the Company’s financial statements over the vesting period of these stock options using the accelerated method of recognition.

55

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The following table summarizes the status of, and changes in, the Lifeco plan options granted to Company employees which are outstanding. The options granted relate to underlying stock traded in Canadian dollars on the Toronto Stock Exchange; therefore, the amounts, which are presented in United States dollars, will fluctuate as a result of exchange rate fluctuations.

		Weighted average

	Shares under option	Exercise price (Whole dollars)	Remaining contractual term (Years)	Aggregate intrinsic value (1)

Outstanding, January 1, 2018	3,446,975	$24.88

Granted	473,400	25.15

Exercised	(114,589)	21.06

Cancelled and expired	(156,000)	24.54

Outstanding, December 31, 2018	3,649,786	23.32	5.9	$2,339

Vested and expected to vest, December 31, 2018	3,649,786	23.32	5.9	2,144

Exercisable, December 31, 2018	2,323,353	21.95	4.7	2,144

(1) The aggregate intrinsic value is calculated as the difference between the market price of Lifeco common shares on December 31, 2018 and the exercise price of the option (only if the result is positive) multiplied by the number of options.

The following table presents additional information regarding stock options under the Lifeco plan:

	Year Ended December 31,

	2018	2017	2016

Weighted average fair value of options granted	$0.95	$2.75	$2.74

Intrinsic value of options exercised (1)	345	2,869	2,102

Fair value of options vested	1,115	2,203	1,605

(1) The intrinsic value of options exercised is calculated as the difference between the market price of Lifeco common shares on the date of exercise and the exercise price of the option multiplied by the number of options exercised.

The fair value of the options granted during the years ended December 31, 2018, 2017 and 2016 was estimated on the date of the grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	Year Ended December 31,

	2018	2017	2016

Dividend yield	4.55%	3.98%	3.99%

Expected volatility	9.01%	13.99%	19.03%

Risk free interest rate	2.03%	1.25%	0.80%

Expected duration (years)	6.0	6.0	6.0

Liability Award Activity

The following table summarizes the status of, and changes in, the Performance Share Unit Plan units granted to Company employees which are outstanding:

Performance Units

Outstanding, January 1, 2018	681,510

Granted	405,464

Forfeited	(18,397)

Paid	(157,510)

Outstanding, December 31, 2018	911,067

Vested and expected to vest, December 31, 2018	911,067

56

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The cash payment in settlement of the Performance Share Unit Plan units was $4,104, $3,398 and $3,988 for the years ended December 31, 2018, 2017 and 2016, respectively.

57

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

18. Participating Insurance

Individual life insurance premiums paid, net of reinsurance, under individual life insurance participating policies were 1%, 6%, and (2)% of total individual life insurance premiums earned during the years ended December 31, 2018, 2017 and 2016 respectively. The Company accounts for its policyholder dividends based upon the three-factor formula. The Company paid dividends in the amount of $31,276, $38,782 and $45,842 to its policyholders during the years ended December  31, 2018, 2017 and 2016, respectively.

19. Concentrations

No customer accounted for 10% or more of the Company’s revenues during the year ended December 31, 2018. In addition, neither Individual Markets nor Empower Retirement is dependent upon a single customer or a few customers. The loss of business from any one, or a few, independent brokers or agents would not have a material adverse effect on the Company or any of its business agents.

20. Commitments and Contingencies

Future Contractual Obligations

The following table summarizes the Company’s estimated future contractual obligations:

	Payment due by period
	2019	2020	2021	2022	2023	Thereafter	Total

Surplus notes - principal (1)	$—	$—	$—	$—	$—	$553,219	$553,219

Surplus notes - interest (2)	30,335	30,335	30,335	30,335	30,335	557,094	708,769

Investment purchase obligations (3)	136,396	—	—	—	—	—	136,396

Operating leases (4)	9,929	7,844	3,717	1,235	1,037	11,743	35,505

Other liabilities (5)	23,334	26,774	12,695	19,579	6,935	16,204	105,521

Total	$199,994	$64,953	$46,747	$51,149	$38,307	$1,138,260	$1,539,410

(1) Surplus notes principal - Represents contractual maturities of principal due to the Company’s parent, GWL&A Financial, under the terms of three long-term surplus notes. The amounts shown in this table differ from the amounts included in the Company’s Statement of Admitted Assets, Liabilities, Capital and Surplus because the amounts shown above do not consider the discount upon the issuance of one of the surplus notes.

(2) Surplus notes interest - One long-term surplus note bears interest at a fixed rate through maturity. The second surplus note bore interest initially at a fixed rate but changed during 2016 to be based upon the current three-month London Interbank Offering Rate in addition to a spread. The third long-term surplus note bears interest at a fixed rate through maturity. The interest payments shown in this table are calculated based upon the contractual rates in effect on December 31, 2018 and do not consider the impact of future interest rate changes.

(3) Investment purchase obligations - The Company makes commitments to fund partnership interests, mortgage loans, and other investments in the normal course of its business. As the timing of the fulfillment of the commitment to fund partnership interests cannot be predicted, such obligations are presented in the less than one year category. The timing of the funding of mortgage loans is based on the expiration date of the commitment. The amounts of these unfunded commitments at December 31, 2018 and 2017 were $136,396 and $313,242, of which $104,286 and $114,726 were related to cost basis limited partnership interests, respectively. All unfunded commitments at December 31, 2018 were due within one year. At December 31, 2017, $312,152 is due within one year, and $1,090 is due within one to three years.

(4) Operating leases - The Company is obligated to make payments under various non-cancelable operating leases, primarily for office space. Contractual provisions exist that could increase the lease obligations presented, including operating expense escalation clauses. Management does not consider the impact of any such clauses to be material to the Company’s operating lease obligations. Rent expense for the years ended December 31, 2018, 2017 and 2016 were $27,768, $28,244 and $27,815 respectively.

58

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

From time to time, the Company enters into agreements or contracts, including capital leases, to purchase goods or services in the normal course of its business. However, these agreements and contracts are not material and are excluded from the table above.

(5)    Other liabilities - Other liabilities include those other liabilities which represent contractual obligations not included elsewhere in the table above. If the timing of the payment of any other liabilities was sufficiently uncertain, the amounts were included in the less than one year category. Other liabilities presented in the table above include:

•	Expected benefit payments for the Company’s post-retirement medical plan and supplemental executive retirement plan through 2027
•	Unrecognized tax benefits
•	Miscellaneous purchase obligations to acquire goods and services

The Company has a revolving credit facility agreement in the amount of $50,000 for general corporate purposes. The credit facility expired on March 1, 2018 and was replaced with a revolving credit facility agreement in the amount of $50,000 with an expiration date of March 1, 2023. Interest accrues at a rate dependent on various conditions and terms of borrowings. The agreement requires, among other things, the Company to maintain a minimum adjusted net worth, of $1,022,680, as defined in the credit facility agreement (compiled on the unconsolidated statutory accounting basis prescribed by the NAIC), at any time. The Company was in compliance with all covenants at December 31, 2018 and 2017. At December 31, 2018 and 2017 there were no outstanding amounts related to the current and prior credit facilities.

In addition, the Company has other letters of credit with a total amount of $9,095, renewable annually for an indefinite period of time. At December 31, 2018 and 2017, there were no outstanding amounts related to those letters of credit.

Contingencies

From time to time, the Company may be threatened with, or named as a defendant in, lawsuits, arbitrations, and administrative claims. Any such claims that are decided against the Company could harm the Company’s business. The Company is also subject to periodic regulatory audits and inspections which could result in fines or other disciplinary actions. Unfavorable outcomes in such matters may result in a material impact on the Company’s financial position, results of operations, or cash flows.

The Company is defending lawsuits relating to the costs and features of certain of its retirement or fund products. Management believes the claims are without merit and will defend these actions. Based on the information known, these actions will not have a material adverse effect on the financial position of the Company.

The Company is involved in other various legal proceedings that arise in the ordinary course of its business. In the opinion of management, after consultation with counsel, the likelihood of loss from the resolution of these proceedings is remote and/or the estimated loss is not expected to have a material effect on the Company’s financial position, results of its operations, or cash flows.

The Company and GWL&A NY have an agreement whereby the Company has committed to provide financial support to GWL&A NY related to the maintenance of adequate regulatory surplus and liquidity. The Company is obligated to invest in shares of GWL&A NY in order for GWL&A NY to maintain the capital and surplus at the greater of 1) $6,000, 2) 200% of GWL&A NY RBC minimum capital requirements if GWL&A NY total assets are less than $3,000,000 or 3) 175% of GWL&A NY RBC minimum capital requirements if GWL&A NY total assets are $3,000,000 or more. There is no limitation on the maximum potential future payments under the guarantee. The Company has no liability at December 31, 2018 and 2017 for obligations under the guarantee.

21.  Subsequent Events

Management has evaluated subsequent events for potential recognition or disclosure in the Company’s statutory financial statements through March 12, 2019, the date on which they were issued.

On January 24, 2019, the Company announced that it had entered into an agreement with Protective Life Insurance Company (“Protective”) to sell, via indemnity reinsurance, substantially all of its non-participating individual life insurance and annuity

59

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

business and group life and health business. The transaction is in its initial stage, and is expected to close in the first half of 2019 subject to regulatory and customary closing conditions. On the closing date of the proposed transaction, the Company will transfer to Protective assets equal to the statutory liabilities being reinsured and will receive a ceding commission (subject to post-closing adjustments) from Protective in consideration of the transferred business.

60

Variable Annuity-1 Series

Account of Great-West Life

& Annuity Insurance

Company

Annual Statement for the Year Ended

December 31, 2018 and Report of Independent

Registered Public Accounting Firm

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	AB VPS GROWTH AND INCOME PORTFOLIO	AB VPS GROWTH PORTFOLIO	AB VPS INTERNATIONAL GROWTH PORTFOLIO	AB VPS INTERNATIONAL VALUE PORTFOLIO	AB VPS REAL ESTATE INVESTMENT PORTFOLIO	AB VPS SMALL/MID CAP VALUE PORTFOLIO

ASSETS:
Investments at fair value (1)	$7,449,830	$7,477,424	$6,811,339	$2,091,891	$16,055,277	$4,731,540
Investment income due and accrued
Receivable for investments sold					840	542
Purchase payments receivable		4,902	3,241
Due from Great-West Life & Annuity Insurance Company	67,543		24,470	1,565	233,378	1,574

Total assets	7,517,373	7,482,326	6,839,050	2,093,456	16,289,495	4,733,656

LIABILITIES:
Payable for investments purchased		4,853	3,241
Redemptions payable		49			840	542
Due to Great-West Life & Annuity Insurance Company	700	654	681	205	1,521	467

Total liabilities	700	5,556	3,922	205	2,361	1,009

NET ASSETS	$7,516,673	$7,476,770	$6,835,128	$2,093,251	$16,287,134	$4,732,647

NET ASSETS REPRESENTED BY:
Accumulation units	$7,324,540	$7,476,770	$6,701,203	$2,082,652	$15,488,643	$4,730,485
Contracts in payout phase	192,133		133,925	10,600	798,491	2,162

NET ASSETS	$7,516,673	$7,476,770	$6,835,128	$2,093,251	$16,287,134	$4,732,647

ACCUMULATION UNITS OUTSTANDING	352,034	357,972	456,789	273,212	438,576	246,148

UNIT VALUE (ACCUMULATION)	$20.81	$20.89	$14.67	$7.62	$35.32	$19.22

(1) Cost of investments:	$6,677,656	$7,982,930	$6,666,799	$2,396,252	$18,027,898	$5,498,130
Shares of investments:	268,172	226,795	358,680	168,973	1,950,823	279,477

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	ALGER BALANCED PORTFOLIO	ALGER CAPITAL APPRECIATION PORTFOLIO	ALGER LARGE CAP GROWTH PORTFOLIO	ALGER MID CAP GROWTH PORTFOLIO	ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO	AMERICAN CENTURY INVESTMENTS VP BALANCED FUND

ASSETS:
Investments at fair value (1)	$853,644	$1,901,159	$27,545,662	$4,291,911	$146,717	$24,040,267
Investment income due and accrued
Receivable for investments sold			2,831	191		232
Purchase payments receivable					272
Due from Great-West Life & Annuity Insurance Company	9,985		92,365	22,086		12,104

Total assets	863,629	1,901,159	27,640,858	4,314,188	146,989	24,052,603

LIABILITIES:
Payable for investments purchased					272
Redemptions payable			2,831	191		232
Due to Great-West Life & Annuity Insurance Company	80	164	2,926	449	13	2,316

Total liabilities	80	164	5,757	640	285	2,548

NET ASSETS	$863,549	$1,900,995	$27,635,101	$4,313,548	$146,704	$24,050,055

NET ASSETS REPRESENTED BY:
Accumulation units	$842,801	$1,900,995	$27,314,018	$4,238,182	$146,704	$23,984,617
Contracts in payout phase	20,748		321,082	75,366		65,438

NET ASSETS	$863,549	$1,900,995	$27,635,101	$4,313,548	$146,704	$24,050,055

ACCUMULATION UNITS OUTSTANDING	43,533	147,188	949,212	156,450	12,754	1,445,133

UNIT VALUE (ACCUMULATION)	$19.36	$12.92	$28.78	$27.09	$11.50	$16.60

(1) Cost of investments:	$796,861	$2,322,053	$31,337,485	$4,355,466	$178,474	$24,838,955
Shares of investments:	62,447	27,929	535,595	219,535	13,894	3,390,729

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND	AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND	AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND	AMERICAN CENTURY INVESTMENTS VP VALUE FUND	AMERICAN FUNDS IS GLOBAL GROWTH FUND	AMERICAN FUNDS IS GROWTH- INCOME FUND

ASSETS:
Investments at fair value (1)	$6,743,713	$5,776,635	$9,934,216	$21,797,108	$1,447,643	$1,383,800
Investment income due and accrued
Receivable for investments sold				3,828
Purchase payments receivable		2,110	5,285		21
Due from Great-West Life & Annuity Insurance Company	1,861	8,661	8,438	26,929

Total assets	6,745,574	5,787,406	9,947,939	21,827,865	1,447,664	1,383,800

LIABILITIES:
Payable for investments purchased		1,968	4,832		21
Redemptions payable		142	453	3,828
Due to Great-West Life & Annuity Insurance Company	623	565	961	2,167	110	99

Total liabilities	623	2,675	6,246	5,995	131	99

NET ASSETS	$6,744,951	$5,784,731	$9,941,693	$21,821,870	$1,447,533	$1,383,701

NET ASSETS REPRESENTED BY:
Accumulation units	$6,724,860	$5,707,685	$9,894,580	$21,623,351	$1,447,533	$1,383,701
Contracts in payout phase	20,090	77,046	47,113	198,519

NET ASSETS	$6,744,951	$5,784,731	$9,941,693	$21,821,870	$1,447,533	$1,383,701

ACCUMULATION UNITS OUTSTANDING	358,082	373,480	418,140	883,372	111,724	146,003

UNIT VALUE (ACCUMULATION)	$18.78	$15.28	$23.66	$24.48	$12.96	$9.48

(1) Cost of investments:	$7,124,552	$6,357,288	$11,013,930	$20,657,691	$1,515,074	$1,552,153
Shares of investments:	747,640	605,517	542,261	2,177,533	56,241	31,118

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	AMERICAN FUNDS IS INTERNATIONAL FUND	AMERICAN FUNDS IS NEW WORLD FUND	BLACKROCK GLOBAL ALLOCATION VI FUND	CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

ASSETS:
Investments at fair value (1)	$1,466,271	$2,864,858	$8,400,654	$488,720	$176,704	$2,160,140
Investment income due and accrued
Receivable for investments sold			2,912
Purchase payments receivable		3,715				4,898
Due from Great-West Life & Annuity Insurance Company

Total assets	1,466,271	2,868,573	8,403,566	488,720	176,704	2,165,038

LIABILITIES:
Payable for investments purchased		3,715				4,854
Redemptions payable			2,912			44
Due to Great-West Life & Annuity Insurance Company	113	223	1,362	42	16	156

Total liabilities	113	3,938	4,274	42	16	5,054

NET ASSETS	$1,466,158	$2,864,635	$8,399,292	$488,678	$176,688	$2,159,984

NET ASSETS REPRESENTED BY:
Accumulation units	$1,466,158	$2,864,635	$8,385,670	$488,678	$176,688	$2,159,984
Contracts in payout phase			13,622

NET ASSETS	$1,466,158	$2,864,635	$8,399,292	$488,678	$176,688	$2,159,984

ACCUMULATION UNITS OUTSTANDING	146,413	251,273	790,353	51,162	16,410	168,330

UNIT VALUE (ACCUMULATION)	$10.01	$11.40	$10.61	$9.55	$10.77	$12.83

(1) Cost of investments:	$1,679,658	$3,270,352	$9,126,179	$553,727	$199,018	$2,441,616
Shares of investments:	83,311	137,800	553,038	20,491	10,238	90,458

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND	COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND	COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND	DELAWARE VIP EMERGING MARKETS SERIES	DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES	DELAWARE VIP SMALL CAP VALUE SERIES

ASSETS:
Investments at fair value (1)	$2,310,621	$9,810,609	$1,471,613	$3,560,314	$235,659	$17,833,367
Investment income due and accrued
Receivable for investments sold	230	94				10,927
Purchase payments receivable				3,084		2,685
Due from Great-West Life & Annuity Insurance Company		8,207	1,543			38,222

Total assets	2,310,851	9,818,910	1,473,156	3,563,398	235,659	17,885,201

LIABILITIES:
Payable for investments purchased				1,633
Redemptions payable	230	94		1,451		13,612
Due to Great-West Life & Annuity Insurance Company	3,347	1,007	147	313	21	1,735

Total liabilities	3,577	1,101	147	3,397	21	15,347

NET ASSETS	$2,307,274	$9,817,809	$1,473,009	$3,560,001	$235,638	$17,869,854

NET ASSETS REPRESENTED BY:
Accumulation units	$2,302,206	$9,794,744	$1,470,889	$3,560,001	$235,638	$17,707,857
Contracts in payout phase	5,069	23,064	2,120			161,997

NET ASSETS	$2,307,274	$9,817,809	$1,473,009	$3,560,001	$235,638	$17,869,854

ACCUMULATION UNITS OUTSTANDING	181,389	421,811	72,559	346,660	28,544	532,123

UNIT VALUE (ACCUMULATION)	$12.69	$23.22	$20.27	$10.27	$8.26	$33.28

(1) Cost of investments:	$2,179,400	$11,799,831	$1,975,713	$4,172,466	$253,029	$19,922,727
Shares of investments:	146,613	600,772	104,222	174,868	21,963	544,364

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	DELAWARE VIP SMID CAP CORE SERIES	DELAWARE VIP VALUE SERIES	DIMENSIONAL VA US TARGETED VALUE PORTFOLIO	DREYFUS IP MIDCAP STOCK PORTFOLIO	DREYFUS VIF APPRECIATION PORTFOLIO	DREYFUS VIF GROWTH AND INCOME PORTFOLIO

ASSETS:
Investments at fair value (1)	$8,571,406	$437,538	$1,720,066	$2,720,834	$7,722,614	$4,611,338
Investment income due and accrued					24,543	10,801
Receivable for investments sold					185
Purchase payments receivable	4,973	4,906	120			10,221
Due from Great-West Life & Annuity Insurance Company	5,768			1,852	17,505	7,211

Total assets	8,582,147	442,444	1,720,186	2,722,686	7,764,847	4,639,571

LIABILITIES:
Payable for investments purchased	2,389	4,906	120			10,221
Redemptions payable	2,584				185
Due to Great-West Life & Annuity Insurance Company	810	36	120	252	808	455

Total liabilities	5,783	4,942	240	252	993	10,676

NET ASSETS	$8,576,364	$437,502	$1,719,946	$2,722,434	$7,763,854	$4,628,895

NET ASSETS REPRESENTED BY:
Accumulation units	$8,564,005	$437,502	$1,719,946	$2,700,061	$7,697,442	$4,571,330
Contracts in payout phase	12,360			22,373	66,413	57,565

NET ASSETS	$8,576,364	$437,502	$1,719,946	$2,722,434	$7,763,854	$4,628,895

ACCUMULATION UNITS OUTSTANDING	352,812	40,970	155,278	148,577	351,365	252,660

UNIT VALUE (ACCUMULATION)	$24.27	$10.68	$11.08	$18.17	$21.91	$18.09

(1) Cost of investments:	$11,590,082	$473,024	$2,224,644	$3,126,581	$9,146,211	$4,595,644
Shares of investments:	453,034	15,455	112,717	161,954	215,475	164,514

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	DREYFUS VIF OPPORTUNISTIC SMALL CAP PORTFOLIO	DWS CAPITAL GROWTH VIP	DWS CORE EQUITY VIP	DWS CROCI® U.S. VIP	DWS GLOBAL SMALL CAP VIP	DWS SMALL CAP INDEX VIP

ASSETS:
Investments at fair value (1)	$561,357	$22,711,433	$11,258,676	$5,764,216	$1,000,362	$21,988,570
Investment income due and accrued
Receivable for investments sold					104
Purchase payments receivable		4,913	274			8,768
Due from Great-West Life & Annuity Insurance Company		115,233	17,370	10,484		102,208

Total assets	561,357	22,831,579	11,276,320	5,774,700	1,000,466	22,099,546

LIABILITIES:
Payable for investments purchased		3,514	132			8,033
Redemptions payable		1,399	142		104	735
Due to Great-West Life & Annuity Insurance Company	53	2,229	1,063	573	88	2,125

Total liabilities	53	7,142	1,337	573	192	10,893

NET ASSETS	$561,304	$22,824,437	$11,274,983	$5,774,127	$1,000,274	$22,088,653

NET ASSETS REPRESENTED BY:
Accumulation units	$561,304	$22,499,007	$11,204,657	$5,727,714	$1,000,274	$21,596,052
Contracts in payout phase		325,429	70,326	46,413		492,602

NET ASSETS	$561,304	$22,824,437	$11,274,983	$5,774,127	$1,000,274	$22,088,653

ACCUMULATION UNITS OUTSTANDING	29,087	978,891	521,603	358,135	109,631	1,052,482

UNIT VALUE (ACCUMULATION)	$19.30	$22.98	$21.48	$15.99	$9.12	$20.52

(1) Cost of investments:	$653,485	$23,664,683	$12,986,274	$6,587,396	$1,323,195	$24,410,982
Shares of investments:	13,625	832,836	1,145,338	428,248	112,274	1,468,842

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	DWS SMALL MID CAP GROWTH VIP	DWS SMALL MID CAP VALUE VIP	FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II	FEDERATED MANAGED VOLATILITY FUND II	FRANKLIN SMALL CAP VALUE VIP FUND	GOLDMAN SACHS VIT MULTI- STRATEGY ALTERNATIVES PORTFOLIO

ASSETS:
Investments at fair value (1)	$1,520,112	$3,306,663	$29,482,140	$2,004,866	$3,900,363	$183,012
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable			40,215		3,790
Due from Great-West Life & Annuity Insurance Company	4,074	599	107,637		1,568

Total assets	1,524,186	3,307,262	29,629,992	2,004,866	3,905,721	183,012

LIABILITIES:
Payable for investments purchased			35,994		3,729
Redemptions payable			4,221		61
Due to Great-West Life & Annuity Insurance Company	137	321	3,037	1,643	358	15

Total liabilities	137	321	43,252	1,643	4,148	15

NET ASSETS	$1,524,049	$3,306,941	$29,586,740	$2,003,223	$3,901,573	$182,997

NET ASSETS REPRESENTED BY:
Accumulation units	$1,488,941	$3,302,688	$28,888,764	$1,982,364	$3,899,419	$182,997
Contracts in payout phase	35,108	4,254	697,976	20,859	2,154

NET ASSETS	$1,524,049	$3,306,941	$29,586,740	$2,003,223	$3,901,573	$182,997

ACCUMULATION UNITS OUTSTANDING	103,412	201,699	1,872,807	87,446	247,936	18,591

UNIT VALUE (ACCUMULATION)	$14.40	$16.37	$15.43	$22.67	$15.73	$9.84

(1) Cost of investments:	$2,153,617	$4,299,298	$30,562,084	$2,130,790	$5,016,432	$199,370
Shares of investments:	119,883	270,816	2,802,485	208,840	267,148	21,480

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	GREAT-WEST AGGRESSIVE PROFILE FUND	GREAT-WEST ARIEL MID CAP VALUE FUND	GREAT-WEST BOND INDEX FUND	GREAT-WEST CONSERVATIVE PROFILE FUND	GREAT-WEST INVESCO SMALL CAP VALUE FUND	GREAT-WEST LIFETIME 2015 FUND

ASSETS:
Investments at fair value (1)	$33,412	$203,847	$1,464,665	$2,171,603	$149,763	$4,833
Investment income due and accrued
Receivable for investments sold				2,264
Purchase payments receivable			81,330
Due from Great-West Life & Annuity Insurance Company

Total assets	33,412	203,847	1,545,995	2,173,867	149,763	4,833

LIABILITIES:
Payable for investments purchased			81,330
Redemptions payable				2,264
Due to Great-West Life & Annuity Insurance Company	3	19	121	172	13

Total liabilities	3	19	81,451	2,436	13	0

NET ASSETS	$33,409	$203,828	$1,464,544	$2,171,431	$149,750	$4,833

NET ASSETS REPRESENTED BY:
Accumulation units	$33,409	$203,828	$1,464,544	$2,171,431	$149,750	$4,833
Contracts in payout phase

NET ASSETS	$33,409	$203,828	$1,464,544	$2,171,431	$149,750	$4,833

ACCUMULATION UNITS OUTSTANDING	3,717	21,116	144,102	223,704	13,443	504

UNIT VALUE (ACCUMULATION)	$8.99	$9.65	$10.16	$9.71	$11.14	$9.59

(1) Cost of investments:	$41,015	$241,032	$1,448,614	$2,332,067	$191,193	$5,427
Shares of investments:	6,020	138,671	107,934	289,934	16,733	380

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	GREAT-WEST LIFETIME 2020 FUND	GREAT-WEST LIFETIME 2025 FUND	GREAT-WEST LIFETIME 2030 FUND	GREAT-WEST LIFETIME 2035 FUND	GREAT-WEST LIFETIME 2050 FUND	GREAT-WEST LIFETIME 2055 FUND

ASSETS:
Investments at fair value (1)	$5,472,547	$393,801	$66,646	$66,874	$42,479	$16,986
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable
Due from Great-West Life & Annuity Insurance Company

Total assets	5,472,547	393,801	66,646	66,874	42,479	16,986

LIABILITIES:
Payable for investments purchased
Redemptions payable
Due to Great-West Life & Annuity Insurance Company	378	28	6	6	3	1

Total liabilities	378	28	6	6	3	1

NET ASSETS	$5,472,169	$393,773	$66,640	$66,868	$42,476	$16,985

NET ASSETS REPRESENTED BY:
Accumulation units	$5,472,169	$393,773	$66,640	$66,868	$42,476	$16,985
Contracts in payout phase

NET ASSETS	$5,472,169	$393,773	$66,640	$66,868	$42,476	$16,985

ACCUMULATION UNITS OUTSTANDING	574,527	41,670	7,139	7,256	4,699	1,882

UNIT VALUE (ACCUMULATION)	$9.52	$9.45	$9.33	$9.22	$9.04	$9.02

(1) Cost of investments:	$6,105,106	$451,198	$73,445	$80,904	$45,374	$18,219
Shares of investments:	547,255	29,856	6,579	5,257	4,165	1,121

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	GREAT-WEST MID CAP VALUE FUND	GREAT-WEST MODERATE PROFILE FUND	GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND	GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND	GREAT-WEST MULTI-SECTOR BOND FUND	GREAT-WEST SECURE- FOUNDATION® BALANCED FUND

ASSETS:
Investments at fair value (1)	$236,918	$3,059,346	$221,704	$223,101	$4,215,716	$165,234,509
Investment income due and accrued
Receivable for investments sold		1,219		255	23	427,198
Purchase payments receivable
Due from Great-West Life & Annuity Insurance Company

Total assets	236,918	3,060,565	221,704	223,356	4,215,739	165,661,707

LIABILITIES:
Payable for investments purchased
Redemptions payable		1,219		255	23	427,198
Due to Great-West Life & Annuity Insurance Company	20	265	16	18	358	16,170

Total liabilities	20	1,484	16	273	381	443,368

NET ASSETS	$236,898	$3,059,081	$221,688	$223,083	$4,215,358	$165,218,339

NET ASSETS REPRESENTED BY:
Accumulation units	$236,898	$3,059,081	$221,688	$223,083	$4,215,358	$164,887,254
Contracts in payout phase						331,084

NET ASSETS	$236,898	$3,059,081	$221,688	$223,083	$4,215,358	$165,218,339

ACCUMULATION UNITS OUTSTANDING	20,436	325,620	23,942	23,374	398,850	14,319,029

UNIT VALUE (ACCUMULATION)	$11.59	$9.39	$9.26	$9.54	$10.57	$11.52

(1) Cost of investments:	$289,964	$3,381,442	$253,637	$241,653	$4,434,415	$173,622,091
Shares of investments:	22,650	492,648	31,946	28,312	334,050	13,488,531

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND	INVESCO V.I. COMSTOCK FUND	INVESCO V.I. CORE EQUITY FUND	INVESCO V.I. GROWTH & INCOME FUND	INVESCO V.I. HIGH YIELD FUND	INVESCO V.I. INTERNATIONAL GROWTH FUND

ASSETS:
Investments at fair value (1)	$972,133	$5,141,806	$2,867,161	$9,903,093	$4,436,316	$11,558,592
Investment income due and accrued
Receivable for investments sold	99			8,891	616
Purchase payments receivable		7,885		6,574		1,760
Due from Great-West Life & Annuity Insurance Company		6,211	11,268	14,400	5,137	26,227

Total assets	972,232	5,155,902	2,878,429	9,932,958	4,442,069	11,586,579

LIABILITIES:
Payable for investments purchased		7,885				1,372
Redemptions payable	99			15,465	616	388
Due to Great-West Life & Annuity Insurance Company	83	491	331	972	437	1,131

Total liabilities	182	8,376	331	16,437	1,053	2,891

NET ASSETS	$972,050	$5,147,526	$2,878,098	$9,916,521	$4,441,016	$11,583,688

NET ASSETS REPRESENTED BY:
Accumulation units	$972,050	$5,092,741	$2,814,897	$9,777,792	$4,428,705	$11,414,005
Contracts in payout phase		54,785	63,201	138,730	12,311	169,684

NET ASSETS	$972,050	$5,147,526	$2,878,098	$9,916,521	$4,441,016	$11,583,688

ACCUMULATION UNITS OUTSTANDING	88,938	278,125	89,665	504,692	245,281	899,719

UNIT VALUE (ACCUMULATION)	$10.93	$18.31	$31.39	$19.37	$18.06	$12.69

(1) Cost of investments:	$1,127,350	$6,054,365	$2,659,045	$12,217,837	$4,716,007	$12,499,222
Shares of investments:	40,506	318,971	92,668	565,568	876,742	350,473

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	INVESCO V.I. MID CAP CORE EQUITY FUND	INVESCO V.I. SMALL CAP EQUITY FUND	INVESCO V.I. TECHNOLOGY FUND	IVY VIP INTERNATIONAL CORE EQUITY	JANUS HENDERSON VIT BALANCED PORTFOLIO INSTITUTIONAL SHARES	JANUS HENDERSON VIT BALANCED PORTFOLIO SERVICE SHARES

ASSETS:
Investments at fair value (1)	$1,756,353	$2,222,394	$3,339,995	$2,557,182	$15,190,330	$98,711,476
Investment income due and accrued
Receivable for investments sold						103,342
Purchase payments receivable				14,046
Due from Great-West Life & Annuity Insurance Company	674	4,584	2,222		7,234	68,189

Total assets	1,757,027	2,226,978	3,342,217	2,571,228	15,197,564	98,883,007

LIABILITIES:
Payable for investments purchased				14,046
Redemptions payable						103,342
Due to Great-West Life & Annuity Insurance Company	175	215	340	196	1,308	9,532

Total liabilities	175	215	340	14,242	1,308	112,874

NET ASSETS	$1,756,852	$2,226,763	$3,341,877	$2,556,986	$15,196,256	$98,770,133

NET ASSETS REPRESENTED BY:
Accumulation units	$1,754,567	$2,197,885	$3,334,320	$2,556,986	$15,181,292	$97,160,334
Contracts in payout phase	2,285	28,878	7,557		14,964	1,609,799

NET ASSETS	$1,756,852	$2,226,763	$3,341,877	$2,556,986	$15,196,256	$98,770,133

ACCUMULATION UNITS OUTSTANDING	87,457	138,028	345,846	282,450	888,736	6,058,850

UNIT VALUE (ACCUMULATION)	$20.06	$15.92	$9.64	$9.05	$17.08	$16.04

(1) Cost of investments:	$2,191,252	$2,631,618	$3,181,195	$3,028,594	$13,366,275	$91,177,327
Shares of investments:	160,105	139,510	152,372	174,458	450,084	2,773,573

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

		INVESTMENT DIVISIONS

		JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES		JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO SERVICE SHARES		JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO		JANUS HENDERSON VIT GLOBAL TECHNOLOGY PORTFOLIO INSTITUTIONAL SHARES		JANUS HENDERSON VIT GLOBAL TECHNOLOGY PORTFOLIO SERVICE SHARES		JANUS HENDERSON VIT OVERSEAS PORTFOLIO INSTITUTIONAL SHARES

ASSETS:
Investments at fair value (1)	$	19,726,866	$	38,900,844	$	10,373,821	$	243,511	$	6,949,680	$	2,764,155
Investment income due and accrued
Receivable for investments sold		7,790		7,077
Purchase payments receivable						10,221
Due from Great-West Life & Annuity Insurance Company		112,602		25,120		54,282						11,939

Total assets		19,847,258		38,933,041		10,438,324		243,511		6,949,680		2,776,094

LIABILITIES:
Payable for investments purchased						10,190
Redemptions payable		7,790		7,077		31
Due to Great-West Life & Annuity Insurance Company		1,803		3,856		1,079		18		656		320

Total liabilities		9,593		10,933		11,300		18		656		320

NET ASSETS	$	19,837,665	$	38,922,108	$	10,427,024	$	243,493	$	6,949,024	$	2,775,774

NET ASSETS REPRESENTED BY:
Accumulation units	$	19,533,595	$	38,390,493	$	10,219,364	$	243,493	$	6,949,024	$	2,738,317
Contracts in payout phase		304,070		531,616		207,659						37,456

NET ASSETS	$	19,837,665	$	38,922,108	$	10,427,024	$	243,493	$	6,949,024	$	2,775,774

ACCUMULATION UNITS OUTSTANDING		1,363,435		2,552,408		545,163		13,139		371,350		122,989

UNIT VALUE (ACCUMULATION)	$	14.33	$	15.04	$	18.75	$	18.53	$	18.71	$	22.26

(1) Cost of investments:	$	20,922,403	$	41,131,767	$	8,055,220	$	271,441	$	7,810,396	$	3,775,742
Shares of investments:		1,759,756		3,180,772		220,111		22,017		621,062		103,488

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

		INVESTMENT DIVISIONS

		JANUS HENDERSON VIT OVERSEAS PORTFOLIO SERVICE SHARES		JANUS HENDERSON VIT RESEARCH PORTFOLIO		JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO		LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO		LVIP BARON GROWTH OPPORTUNITIES FUND		MFS VIT II INTERNATIONAL VALUE PORTFOLIO

ASSETS:
Investments at fair value (1)	$	1,239,205	$	6,740,649	$	2,648,491	$	12,501,357	$	19,010,092	$	34,777,823
Investment income due and accrued
Receivable for investments sold		32						2,016		895
Purchase payments receivable						353						7,205
Due from Great-West Life & Annuity Insurance Company		16,284		65,201		4,580		24,314		92,265		14,670

Total assets		1,255,521		6,805,850		2,653,424		12,527,687		19,103,252		34,799,698

LIABILITIES:
Payable for investments purchased						353						3,850
Redemptions payable		32						2,016		895		3,355
Due to Great-West Life & Annuity Insurance Company		143		775		242		1,197		1,980		3,301

Total liabilities		175		775		595		3,213		2,875		10,506

NET ASSETS	$	1,255,346	$	6,805,075	$	2,652,829	$	12,524,474	$	19,100,377	$	34,789,192

NET ASSETS REPRESENTED BY:
Accumulation units	$	1,205,210	$	6,545,843	$	2,627,930	$	12,353,810	$	18,691,914	$	34,644,842
Contracts in payout phase		50,136		259,232		24,900		170,664		408,463		144,350

NET ASSETS	$	1,255,346	$	6,805,075	$	2,652,829	$	12,524,474	$	19,100,377	$	34,789,192

ACCUMULATION UNITS OUTSTANDING		143,130		179,632		118,361		916,087		531,183		1,810,178

UNIT VALUE (ACCUMULATION)	$	8.42	$	36.44	$	22.20	$	13.49	$	35.19	$	19.14

(1) Cost of investments:	$	1,346,007	$	5,279,062	$	3,120,496	$	13,973,094	$	18,397,298	$	33,336,801
Shares of investments:		48,331		200,019		125,521		664,966		419,306		1,413,733

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	MFS VIT III MID CAP VALUE PORTFOLIO	MFS VIT UTILITIES SERIES	MORGAN STANLEY VIF U.S. REAL ESTATE PORTFOLIO	NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO	NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO	NVIT MID CAP INDEX FUND

ASSETS:
Investments at fair value (1)	$366,665	$5,461,314	$4,685,001	$785,913	$484,431	$18,397,030
Investment income due and accrued
Receivable for investments sold			858
Purchase payments receivable		10,221				1,284
Due from Great-West Life & Annuity Insurance Company			62,244	4,727		71,837

Total assets	366,665	5,471,535	4,748,103	790,640	484,431	18,470,151

LIABILITIES:
Payable for investments purchased		10,221				1,284
Redemptions payable			858
Due to Great-West Life & Annuity Insurance Company	29	24,317	545	72	32	1,823

Total liabilities	29	34,538	1,403	72	32	3,107

NET ASSETS	$366,636	$5,436,997	$4,746,700	$790,568	$484,399	$18,467,044

NET ASSETS REPRESENTED BY:
Accumulation units	$366,636	$5,419,831	$4,473,158	$768,494	$484,399	$18,153,268
Contracts in payout phase		17,166	273,542	22,075		313,775

NET ASSETS	$366,636	$5,436,997	$4,746,700	$790,568	$484,399	$18,467,044

ACCUMULATION UNITS OUTSTANDING	38,075	363,234	96,781	52,474	41,700	711,740

UNIT VALUE (ACCUMULATION)	$9.63	$14.92	$46.22	$14.65	$11.62	$25.51

(1) Cost of investments:	$422,025	$5,269,190	$5,001,211	$874,769	$473,936	$21,679,585
Shares of investments:	49,416	189,235	240,010	43,783	21,256	895,668

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	OPPENHEIMER GLOBAL FUND/VA	OPPENHEIMER INTERNATIONAL GROWTH FUND/VA	OPPENHEIMER MAIN STREET SMALL CAP FUND/VA	PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO	PIMCO VIT EMERGING MARKETS BOND PORTFOLIO	PIMCO VIT HIGH YIELD PORTFOLIO

ASSETS:
Investments at fair value (1)	$27,117,560	$13,088,790	$2,758,313	$1,166,024	$581,417	$26,685,294
Investment income due and accrued					2,046	113,498
Receivable for investments sold	983					852
Purchase payments receivable	2,127	7,432	851	165
Due from Great-West Life & Annuity Insurance Company	53,403	2,143				31,331

Total assets	27,174,073	13,098,365	2,759,164	1,166,189	583,463	26,830,975

LIABILITIES:
Payable for investments purchased		7,321	806	165
Redemptions payable	3,110	111	45			852
Due to Great-West Life & Annuity Insurance Company	2,687	1,178	230	99	46	2,620

Total liabilities	5,797	8,610	1,081	264	46	3,472

NET ASSETS	$27,168,276	$13,089,755	$2,758,083	$1,165,925	$583,417	$26,827,503

NET ASSETS REPRESENTED BY:
Accumulation units	$26,863,335	$13,051,018	$2,758,083	$1,165,925	$583,417	$26,586,608
Contracts in payout phase	304,941	38,737				240,895

NET ASSETS	$27,168,276	$13,089,755	$2,758,083	$1,165,925	$583,417	$26,827,503

ACCUMULATION UNITS OUTSTANDING	1,028,741	871,502	226,410	214,926	59,564	1,299,677

UNIT VALUE (ACCUMULATION)	$26.11	$14.98	$12.18	$5.42	$9.79	$20.46

(1) Cost of investments:	$27,989,023	$15,464,088	$3,317,813	$1,392,235	$609,979	$28,254,352
Shares of investments:	713,620	6,447,680	135,477	193,692	48,411	3,665,562

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	PIMCO VIT LOW DURATION PORTFOLIO	PIMCO VIT REAL RETURN PORTFOLIO	PIMCO VIT TOTAL RETURN PORTFOLIO	PIONEER BOND VCT PORTFOLIO	PIONEER FUND VCT PORTFOLIO	PIONEER MID CAP VALUE VCT PORTFOLIO

ASSETS:
Investments at fair value (1)	$77,777,963	$2,382,946	$119,462,878	$99,563	$2,927,324	$1,299,542
Investment income due and accrued	202,004	3,887	318,586	383
Receivable for investments sold	12,818	159	116,010			204
Purchase payments receivable	5,393				920
Due from Great-West Life & Annuity Insurance Company	163,790		163,647			3,537

Total assets	78,161,968	2,386,992	120,061,121	99,946	2,928,244	1,303,283

LIABILITIES:
Payable for investments purchased					920
Redemptions payable	18,211	159	116,010			204
Due to Great-West Life & Annuity Insurance Company	7,531	186	11,375	9	499	135

Total liabilities	25,742	345	127,385	9	1,419	339

NET ASSETS	$78,136,226	$2,386,647	$119,933,736	$99,937	$2,926,825	$1,302,944

NET ASSETS REPRESENTED BY:
Accumulation units	$77,153,520	$2,386,647	$118,582,072	$99,937	$2,870,982	$1,290,803
Contracts in payout phase	982,705		1,351,664		55,844	12,141

NET ASSETS	$78,136,226	$2,386,647	$119,933,736	$99,937	$2,926,825	$1,302,944

ACCUMULATION UNITS OUTSTANDING	6,166,434	242,274	8,263,213	9,955	116,918	85,505

UNIT VALUE (ACCUMULATION)	$12.51	$9.85	$14.35	$10.04	$24.56	$15.10

(1) Cost of investments:	$80,205,068	$2,465,559	$125,101,096	$100,463	$3,908,984	$1,684,019
Shares of investments:	7,716,068	201,092	11,399,130	9,428	216,518	84,661

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO	PRUDENTIAL SERIES FUND EQUITY PORTFOLIO	PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO	PUTNAM VT EQUITY INCOME FUND	PUTNAM VT GLOBAL ASSET ALLOCATION FUND	PUTNAM VT GLOBAL HEALTH CARE FUND

ASSETS:
Investments at fair value (1)	$6,210,073	$1,300,154	$629,698	$11,514,381	$953,414	$4,171,446
Investment income due and accrued
Receivable for investments sold	558		284			998
Purchase payments receivable
Due from Great-West Life & Annuity Insurance Company	8,073	2,101	310	45,792

Total assets	6,218,704	1,302,255	630,292	11,560,173	953,414	4,172,444

LIABILITIES:
Payable for investments purchased
Redemptions payable	558		284			998
Due to Great-West Life & Annuity Insurance Company	666	136	58	1,119	91	2,431

Total liabilities	1,224	136	342	1,119	91	3,429

NET ASSETS	$6,217,480	$1,302,119	$629,950	$11,559,054	$953,323	$4,169,015

NET ASSETS REPRESENTED BY:
Accumulation units	$6,206,566	$1,295,131	$629,640	$11,192,147	$953,323	$4,161,542
Contracts in payout phase	10,914	6,988	310	366,907		7,473

NET ASSETS	$6,217,480	$1,302,119	$629,950	$11,559,054	$953,323	$4,169,015

ACCUMULATION UNITS OUTSTANDING	260,593	49,885	78,693	612,009	84,759	216,543

UNIT VALUE (ACCUMULATION)	$23.82	$25.96	$8.00	$18.29	$11.25	$19.22

(1) Cost of investments:	$6,936,337	$956,824	$1,057,389	$11,602,388	$1,092,092	$5,185,366
Shares of investments:	250,204	26,879	29,619	498,027	62,849	310,375

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	PUTNAM VT INCOME FUND	PUTNAM VT INTERNATIONAL EQUITY FUND	PUTNAM VT INTERNATIONAL VALUE FUND	PUTNAM VT MORTGAGE SECURITIES FUND	PUTNAM VT MULTI-CAP CORE FUND	PUTNAM VT SMALL CAP VALUE FUND

ASSETS:
Investments at fair value (1)	$3,978,137	$1,036,052	$811,914	$5,662,067	$751,580	$24,502
Investment income due and accrued
Receivable for investments sold	302		86	1,046	12,428
Purchase payments receivable
Due from Great-West Life & Annuity Insurance Company				7,929

Total assets	3,978,439	1,036,052	812,000	5,671,042	764,008	24,502

LIABILITIES:
Payable for investments purchased
Redemptions payable	302		86	1,046	12,428
Due to Great-West Life & Annuity Insurance Company	333	89	62	548	71	2

Total liabilities	635	89	148	1,594	12,499	2

NET ASSETS	$3,977,804	$1,035,963	$811,852	$5,669,448	$751,509	$24,500

NET ASSETS REPRESENTED BY:
Accumulation units	$3,977,804	$1,035,963	$811,852	$5,604,055	$751,509	$24,500
Contracts in payout phase				65,393

NET ASSETS	$3,977,804	$1,035,963	$811,852	$5,669,448	$751,509	$24,500

ACCUMULATION UNITS OUTSTANDING	386,832	102,325	88,456	530,641	56,143	2,419

UNIT VALUE (ACCUMULATION)	$10.28	$10.12	$9.18	$10.56	$13.39	$10.13

(1) Cost of investments:	$3,983,318	$1,203,275	$920,677	$5,912,609	$832,408	$37,306
Shares of investments:	368,005	84,163	85,735	616,783	44,393	2,716

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	ROYCE CAPITAL FUND - SMALL- CAP PORTFOLIO	SCHWAB GOVERNMENT MONEY MARKET PORTFOLIO	SCHWAB S&P 500 INDEX PORTFOLIO	SCHWAB VIT BALANCED PORTFOLIO	SCHWAB VIT BALANCED WITH GROWTH PORTFOLIO	SCHWAB VIT GROWTH PORTFOLIO

ASSETS:
Investments at fair value (1)	$3,086,849	$123,537,826	$321,113,362	$4,543,890	$4,687,748	$2,627,014
Investment income due and accrued		306,722
Receivable for investments sold		285,882
Purchase payments receivable		263,273	367,912		1,378
Due from Great-West Life & Annuity Insurance Company	5,230	193,938	726,643

Total assets	3,092,079	124,587,641	322,207,917	4,543,890	4,689,126	2,627,014

LIABILITIES:
Payable for investments purchased			360,554		1,378
Redemptions payable		549,155	7,358
Due to Great-West Life & Annuity Insurance Company	313	12,052	30,589	305	347	178

Total liabilities	313	561,207	398,501	305	1,725	178

NET ASSETS	$3,091,766	$124,026,434	$321,809,416	$4,543,585	$4,687,401	$2,626,836

NET ASSETS REPRESENTED BY:
Accumulation units	$3,054,962	$121,515,379	$316,612,443	$4,543,585	$4,687,401	$2,626,836
Contracts in payout phase	36,805	2,511,055	5,196,973

NET ASSETS	$3,091,766	$124,026,434	$321,809,416	$4,543,585	$4,687,401	$2,626,836

ACCUMULATION UNITS OUTSTANDING	137,061	11,060,952	15,011,984	428,885	431,838	235,470

UNIT VALUE (ACCUMULATION)	$22.29	$10.99	$21.09	$10.59	$10.85	$11.16

(1) Cost of investments:	$4,091,675	$123,537,826	$262,229,281	$4,760,822	$4,840,461	$2,906,613
Shares of investments:	401,411	123,537,826	8,655,347	384,424	370,280	191,056

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	T. ROWE PRICE HEALTH SCIENCES PORTFOLIO	T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II	TEMPLETON FOREIGN VIP FUND	TEMPLETON GLOBAL BOND VIP FUND	THIRD AVENUE VALUE PORTFOLIO	TVST TOUCHSTONE BOND FUND

ASSETS:
Investments at fair value (1)	$1,522,497	$2,064,692	$6,930,817	$9,388,226	$1,282,148	$7,334,339
Investment income due and accrued
Receivable for investments sold				8,240		284
Purchase payments receivable	4,940			400
Due from Great-West Life & Annuity Insurance Company		7,872	2,648	3,235	3,973	2,229

Total assets	1,527,437	2,072,564	6,933,465	9,400,101	1,286,121	7,336,852

LIABILITIES:
Payable for investments purchased	4,893
Redemptions payable	47			8,640		284
Due to Great-West Life & Annuity Insurance Company	106	196	647	841	124	677

Total liabilities	5,046	196	647	9,481	124	961

NET ASSETS	$1,522,391	$2,072,368	$6,932,818	$9,390,620	$1,285,997	$7,335,891

NET ASSETS REPRESENTED BY:
Accumulation units	$1,522,391	$2,008,021	$6,922,070	$9,351,484	$1,271,126	$7,298,895
Contracts in payout phase		64,347	10,747	39,135	14,870	36,996

NET ASSETS	$1,522,391	$2,072,368	$6,932,818	$9,390,620	$1,285,997	$7,335,891

ACCUMULATION UNITS OUTSTANDING	97,371	128,955	636,914	941,953	130,992	640,317

UNIT VALUE (ACCUMULATION)	$15.63	$15.57	$10.87	$9.93	$9.70	$11.40

(1) Cost of investments:	$1,755,653	$2,191,351	$8,228,391	$9,208,486	$1,192,618	$7,698,143
Shares of investments:	37,742	53,462	544,020	557,827	88,730	798,078

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

		INVESTMENT DIVISIONS

		TVST TOUCHSTONE COMMON STOCK FUND		TVST TOUCHSTONE FOCUSED FUND		TVST TOUCHSTONE SMALL COMPANY FUND		VAN ECK VIP GLOBAL HARD ASSETS FUND		VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND		VANGUARD VIF CAPITAL GROWTH PORTFOLIO

ASSETS:
Investments at fair value (1)	$	8,809,921	$	3,507,761	$	6,249,671	$	2,198,864	$	3,791,006	$	5,848,206
Investment income due and accrued
Receivable for investments sold		448						974		21,155
Purchase payments receivable						10,259		553				4,902
Due from Great-West Life & Annuity Insurance Company		6,543		2,105		341		406		7,314

Total assets		8,816,912		3,509,866		6,260,271		2,200,797		3,819,475		5,853,108

LIABILITIES:
Payable for investments purchased						10,103						3,845
Redemptions payable		448				156		1,527		21,155		1,057
Due to Great-West Life & Annuity Insurance Company		855		319		594		204		386		422

Total liabilities		1,303		319		10,853		1,731		21,541		5,324

NET ASSETS	$	8,815,609	$	3,509,547	$	6,249,418	$	2,199,066	$	3,797,934	$	5,847,784

NET ASSETS REPRESENTED BY:
Accumulation units	$	8,800,316	$	3,501,227	$	6,249,077	$	2,195,451	$	3,757,935	$	5,847,784
Contracts in payout phase		15,293		8,320		341		3,615		40,000

NET ASSETS	$	8,815,609	$	3,509,547	$	6,249,418	$	2,199,066	$	3,797,934	$	5,847,784

ACCUMULATION UNITS OUTSTANDING		327,144		144,324		277,397		304,744		341,235		374,627

UNIT VALUE (ACCUMULATION)	$	26.90	$	24.26	$	22.53	$	7.20	$	11.01	$	15.61

(1) Cost of investments:	$	14,350,054	$	3,809,937	$	7,185,617	$	2,967,469	$	4,210,448	$	5,712,177
Shares of investments:		1,210,154		207,437		492,488		134,323		488,532		174,625

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

		INVESTMENT DIVISIONS

		VANGUARD VIF DIVERSIFIED VALUE PORTFOLIO		VANGUARD VIF MID-CAP INDEX PORTFOLIO		VANGUARD VIF REAL ESTATE INDEX PORTFOLIO		VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO		WELLS FARGO VT DISCOVERY FUND		WELLS FARGO VT OMEGA GROWTH FUND

ASSETS:
Investments at fair value (1)	$	4,264,737	$	9,469,421	$	3,548,289	$	3,261,726	$	6,198,559	$	1,388,020
Investment income due and accrued										1
Receivable for investments sold						100
Purchase payments receivable		467		17,094		4,045		9,360
Due from Great-West Life & Annuity Insurance Company										6,351

Total assets		4,265,204		9,486,515		3,552,434		3,271,086		6,204,911		1,388,020

LIABILITIES:
Payable for investments purchased		467		16,937				9,360
Redemptions payable				157		4,145
Due to Great-West Life & Annuity Insurance Company		315		690		263		237		586		143

Total liabilities		782		17,784		4,408		9,597		586		143

NET ASSETS	$	4,264,422	$	9,468,731	$	3,548,026	$	3,261,489	$	6,204,325	$	1,387,877

NET ASSETS REPRESENTED BY:
Accumulation units	$	4,264,422	$	9,468,731	$	3,548,026	$	3,261,489	$	6,161,319	$	1,387,877
Contracts in payout phase										43,006

NET ASSETS	$	4,264,422	$	9,468,731	$	3,548,026	$	3,261,489	$	6,204,325	$	1,387,877

ACCUMULATION UNITS OUTSTANDING		371,131		756,186		294,448		240,786		254,953		97,560

UNIT VALUE (ACCUMULATION)	$	11.49	$	12.52	$	12.05	$	13.55	$	24.17	$	14.23

(1) Cost of investments:	$	4,762,421	$	10,402,720	$	3,944,771	$	3,676,066	$	7,030,159	$	1,533,288
Shares of investments:		297,609		468,088		306,680		160,755		237,129		55,015

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

		INVESTMENT DIVISIONS

		WELLS FARGO VT OPPORTUNITY FUND
ASSETS:
Investments at fair value (1)	$	5,412,048
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable
Due from Great-West Life & Annuity Insurance Company		72,914

Total assets		5,484,962

LIABILITIES:
Payable for investments purchased
Redemptions payable
Due to Great-West Life & Annuity Insurance Company		539

Total liabilities		539

NET ASSETS	$	5,484,423

NET ASSETS REPRESENTED BY:
Accumulation units	$	5,350,931
Contracts in payout phase		133,492

NET ASSETS	$	5,484,423

ACCUMULATION UNITS OUTSTANDING		206,755
UNIT VALUE (ACCUMULATION)	$	25.88

(1) Cost of investments:	$	5,822,493
Shares of investments:		236,851

The accompanying notes are an integral part of these financial statements.	(Concluded	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	AB VPS GROWTH AND INCOME PORTFOLIO		AB VPS GROWTH PORTFOLIO	AB VPS INTERNATIONAL GROWTH PORTFOLIO	AB VPS INTERNATIONAL VALUE PORTFOLIO	AB VPS REAL ESTATE INVESTMENT PORTFOLIO	AB VPS SMALL/MID CAP VALUE PORTFOLIO

INVESTMENT INCOME:
Dividends	$82,753	$		$58,577	$39,808	$326,212	$28,820

EXPENSES:
Mortality and expense risk	58,895		53,105	64,474	19,757	119,744	43,517

NET INVESTMENT INCOME (LOSS)	23,858		(53,105)	(5,897)	20,051	206,468	(14,697)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	361,471		143,406	220,981	31,534	(858,762)	117,257
Realized gain on distributions	933,471		1,129,985			682,860	480,788

Net realized gain (loss) on investments	1,294,942		1,273,391	220,981	31,534	(175,902)	598,045

Change in net unrealized appreciation (depreciation) on investments	(1,839,660)		(1,087,810)	(1,801,962)	(700,270)	(899,858)	(1,448,334)

Net realized and unrealized gain (loss) on investments	(544,718)		185,581	(1,580,981)	(668,736)	(1,075,760)	(850,289)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(520,860)		$132,476	$(1,586,878)	$(648,685)	$(869,292)	$(864,986)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	ALGER BALANCED PORTFOLIO	ALGER CAPITAL APPRECIATION PORTFOLIO		ALGER LARGE CAP GROWTH PORTFOLIO		ALGER MID CAP GROWTH PORTFOLIO	ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO	AMERICAN CENTURY INVESTMENTS VP BALANCED FUND

INVESTMENT INCOME:
Dividends	$37,029	$1,778	$		$		$9,566	$344,406

EXPENSES:
Mortality and expense risk	6,217	9,410		236,737		41,637	1,188	172,901

NET INVESTMENT INCOME (LOSS)	30,812	(7,632)		(236,737)		(41,637)	8,378	171,505

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	5,048	81,206		1,158,269		544,547	3,339	67,630
Realized gain on distributions	115,765	340,326		5,112,974		682,111	467	158,586

Net realized gain (loss) on investments	120,813	421,532		6,271,243		1,226,658	3,806	226,216

Change in net unrealized appreciation (depreciation) on investments	(187,031)	(524,462)		(5,998,419)		(1,514,894)	(34,939)	(1,564,496)

Net realized and unrealized gain (loss) on investments	(66,218)	(102,930)		272,824		(288,236)	(31,133)	(1,338,280)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(35,406)	$(110,562)		$36,087		$(329,873)	$(22,755)	$(1,166,775)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

		INVESTMENT DIVISIONS

		AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND	AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND	AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND	AMERICAN CENTURY INVESTMENTS VP VALUE FUND	AMERICAN FUNDS IS GLOBAL GROWTH FUND	AMERICAN FUNDS IS GROWTH- INCOME FUND
							(1)
INVESTMENT INCOME:
Dividends		$143,854	$91,284	$147,851	$403,498	$14,655	$17,215

EXPENSES:
Mortality and expense risk		51,963	52,322	84,308	178,996	7,470	2,852

NET INVESTMENT INCOME (LOSS)		91,891	38,962	63,543	224,502	7,185	14,363

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		41,103	312,988	361,812	1,906,134	11,110	(16,117)
Realized gain on distributions		553,487	472,060	732,713	1,575	83,643

Net realized gain (loss) on investments		594,590	785,048	1,094,525	1,907,709	94,753	(16,117)

Change in net unrealized appreciation (depreciation) on investments		(1,256,327)	(1,971,853)	(2,708,823)	(4,478,653)	(254,873)	(168,353)

Net realized and unrealized gain (loss) on investments		(661,737)	(1,186,805)	(1,614,298)	(2,570,944)	(160,120)	(184,470)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS		$(569,846)	$(1,147,843)	$(1,550,755)	$(2,346,442)	$(152,935)	$(170,107)

	(1)	For the period June 13, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

		INVESTMENT DIVISIONS

		AMERICAN FUNDS IS INTERNATIONAL FUND	AMERICAN FUNDS IS NEW WORLD FUND	BLACKROCK GLOBAL ALLOCATION VI FUND	CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO		CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO
					(1)
INVESTMENT INCOME:
Dividends		$26,086	$23,697	$87,226	$1,510	$1,007	$

EXPENSES:
Mortality and expense risk		5,799	11,764	54,278	1,686	1,317		11,977

NET INVESTMENT INCOME (LOSS)		20,287	11,933	32,948	(176)	(310)		(11,977)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		4,729	72,255	33,718	3,907	464		180,283
Realized gain on distributions		41,889	40,514	338,043	14,016	3,581		264,088

Net realized gain (loss) on investments		46,618	112,769	371,761	17,923	4,045		444,371

Change in net unrealized appreciation (depreciation) on investments		(260,316)	(538,077)	(1,123,748)	(65,007)	(30,118)		(539,543)

Net realized and unrealized gain (loss) on investments		(213,698)	(425,308)	(751,987)	(47,084)	(26,073)		(95,172)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS		$(193,411)	$(413,375)	$(719,039)	$(47,260)	$(26,383)		$(107,149)

	(1)	For the period June 6, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

		INVESTMENT DIVISIONS

		COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND		COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND	COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND	DELAWARE VIP EMERGING MARKETS SERIES		DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES	DELAWARE VIP SMALL CAP VALUE SERIES
								(1)
INVESTMENT INCOME:
Dividends	$		$		$3,498	$158,175	$		$184,481

EXPENSES:
Mortality and expense risk		19,058		108,940	14,805	28,811		305	159,614

NET INVESTMENT INCOME (LOSS)		(19,058)		(108,940)	(11,307)	129,364		(305)	24,867

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		165,551		(318,152)	90,278	440,415		(161)	560,071
Realized gain on distributions				1,533,185	299,287	15,817			1,568,873

Net realized gain (loss) on investments		165,551		1,215,033	389,565	456,232		(161)	2,128,944

Change in net unrealized appreciation (depreciation) on investments		(300,002)		(1,972,794)	(716,942)	(1,344,948)		(17,370)	(5,884,257)

Net realized and unrealized gain (loss) on investments		(134,451)		(757,761)	(327,377)	(888,716)		(17,531)	(3,755,313)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS		$(153,509)		$(866,701)	$(338,684)	$(759,352)		$(17,836)	$(3,730,446)

	(1)	For the period September 18, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	DELAWARE VIP SMID CAP CORE SERIES	DELAWARE VIP VALUE SERIES	DIMENSIONAL VA US TARGETED VALUE PORTFOLIO	DREYFUS IP MIDCAP STOCK PORTFOLIO	DREYFUS VIF APPRECIATION PORTFOLIO	DREYFUS VIF GROWTH AND INCOME PORTFOLIO

INVESTMENT INCOME:
Dividends	$16,809	$3,087	$19,982	$19,084	$113,804	$41,823

EXPENSES:
Mortality and expense risk	69,189	1,277	12,446	21,171	70,305	38,047

NET INVESTMENT INCOME (LOSS)	(52,380)	1,810	7,536	(2,087)	43,499	3,776

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(310,192)	1,793	207,867	(80,052)	(146,872)	68,986
Realized gain on distributions	2,861,967	11,466	116,329	391,289	1,211,775	469,789

Net realized gain (loss) on investments	2,551,775	13,259	324,196	311,237	1,064,903	538,775

Change in net unrealized appreciation (depreciation) on investments	(3,778,188)	(38,279)	(644,074)	(866,222)	(1,760,677)	(793,952)

Net realized and unrealized gain (loss) on investments	(1,226,413)	(25,020)	(319,878)	(554,985)	(695,774)	(255,177)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,278,793)	$(23,210)	$(312,342)	$(557,072)	$(652,275)	$(251,401)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

		INVESTMENT DIVISIONS

		DREYFUS VIF OPPORTUNISTIC SMALL CAP PORTFOLIO	DWS CAPITAL GROWTH VIP	DWS CORE EQUITY VIP	DWS CROCI® U.S. VIP	DWS GLOBAL SMALL CAP VIP	DWS SMALL CAP INDEX VIP

INVESTMENT INCOME:
Dividends	$		$180,138	$205,700	$173,131	$2,992	$231,734

EXPENSES:
Mortality and expense risk		4,934	185,178	83,863	50,799	7,672	180,269

NET INVESTMENT INCOME (LOSS)		(4,934)	(5,040)	121,837	122,332	(4,680)	51,465

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		5,951	398,704	260,192	40,382	(19,838)	428,107
Realized gain on distributions		117,605	2,289,816	3,069,861	495,706	140,996	1,644,741

Net realized gain (loss) on investments		123,556	2,688,520	3,330,053	536,088	121,158	2,072,848

Change in net unrealized appreciation (depreciation) on investments		(255,637)	(3,298,291)	(4,126,379)	(1,394,776)	(386,162)	(5,180,923)

Net realized and unrealized gain (loss) on investments		(132,081)	(609,771)	(796,326)	(858,688)	(265,004)	(3,108,075)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS		$(137,015)	$(614,811)	$(674,489)	$(736,356)	$(269,684)	$(3,056,610)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

		INVESTMENT DIVISIONS

		DWS SMALL MID CAP GROWTH VIP	DWS SMALL MID CAP VALUE VIP	FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II	FEDERATED MANAGED TAIL RISK FUND II	FEDERATED MANAGED VOLATILITY FUND II	FRANKLIN SMALL CAP VALUE VIP FUND
					(1)

INVESTMENT INCOME:
Dividends	$		$56,676	$749,152	$59,714	$18,700	$38,507

EXPENSES:
Mortality and expense risk		11,187	29,875	233,107	9,247	10,374	31,205

NET INVESTMENT INCOME (LOSS)		(11,187)	26,801	516,045	50,467	8,326	7,302

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		(115,955)	48,546	(398,990)	(387,603)	20,426	81,540
Realized gain on distributions		533,354	732,052				655,784

Net realized gain (loss) on investments		417,399	780,598	(398,990)	(387,603)	20,426	737,324

Change in net unrealized appreciation (depreciation) on investments		(665,246)	(1,481,414)	(268,540)	321,938	(238,972)	(1,360,615)

Net realized and unrealized gain (loss) on investments		(247,847)	(700,816)	(667,530)	(65,665)	(218,546)	(623,291)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS		$(259,034)	$(674,015)	$(151,485)	$(15,198)	$(210,220)	$(615,989)

	(1)	For the period January 1, 2018 to August 20, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

		INVESTMENT DIVISIONS

		GOLDMAN SACHS VIT MULTI- STRATEGY ALTERNATIVES PORTFOLIO	GREAT-WEST AGGRESSIVE PROFILE FUND	GREAT-WEST ARIEL MID CAP VALUE FUND	GREAT-WEST BOND INDEX FUND	GREAT-WEST CONSERVATIVE PROFILE FUND	GREAT-WEST INVESCO SMALL CAP VALUE FUND
			(1)		(2)	(3)

INVESTMENT INCOME:
Dividends		$4,959	$579	$1,638	$4,082	$42,431	$4,779

EXPENSES:
Mortality and expense risk		925	55	1,707	977	4,524	722

NET INVESTMENT INCOME (LOSS)		4,034	524	(69)	3,105	37,907	4,057

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		(213)	(5)	1,028	57	(8,025)	(849)
Realized gain on distributions			3,294	142		49,205	6,097

Net realized gain (loss) on investments		(213)	3,289	1,170	57	41,180	5,248

Change in net unrealized appreciation (depreciation) on investments		(16,578)	(7,603)	(36,867)	16,051	(160,464)	(39,972)

Net realized and unrealized gain (loss) on investments		(16,791)	(4,314)	(35,697)	16,108	(119,284)	(34,724)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS		$(12,757)	$(3,790)	$(35,766)	$19,213	$(81,377)	$(30,667)

	(1)	For the period August 21, 2018 to December 31, 2018.
	(2)	For the period June 12, 2018 to December 31, 2018.
	(3)	For the period May 24, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

		INVESTMENT DIVISIONS

		GREAT-WEST LIFETIME 2015 FUND	GREAT-WEST LIFETIME 2020 FUND	GREAT-WEST LIFETIME 2025 FUND	GREAT-WEST LIFETIME 2030 FUND	GREAT-WEST LIFETIME 2035 FUND	GREAT-WEST LIFETIME 2050 FUND
		(1)	(2)	(3)	(4)	(5)	(6)

INVESTMENT INCOME:
Dividends		$74	$110,910	$6,587	$1,246	$972	$928

EXPENSES:
Mortality and expense risk		9	11,871	1,082	89	147	10

NET INVESTMENT INCOME (LOSS)		65	99,039	5,505	1,157	825	918

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares			(4,166)	72	(3)	(12)
Realized gain on distributions		181	146,532	21,485	1,338	5,565	903

Net realized gain (loss) on investments		181	142,366	21,557	1,335	5,553	903

Change in net unrealized appreciation (depreciation) on investments		(594)	(632,559)	(57,397)	(6,799)	(14,030)	(2,895)

Net realized and unrealized gain (loss) on investments		(413)	(490,193)	(35,840)	(5,464)	(8,477)	(1,992)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS		$(348)	$(391,154)	$(30,335)	$(4,307)	$(7,652)	$(1,074)

	(1)	For the period August 28, 2018 to December 31, 2018.
	(2)	For the period July 25, 2018 to December 31, 2018.
	(3)	For the period May 24, 2018 to December 31, 2018.
	(4)	For the period October 17, 2018 to December 31, 2018.
	(5)	For the period September 7, 2018 to December 31, 2018.
	(6)	For the period December 17, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

		INVESTMENT DIVISIONS

		GREAT-WEST LIFETIME 2055 FUND	GREAT-WEST MID CAP VALUE FUND	GREAT-WEST MODERATE PROFILE FUND	GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND	GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND	GREAT-WEST MULTI-SECTOR BOND FUND
		(1)		(2)	(3)	(4)

INVESTMENT INCOME:
Dividends		$230	$12,270	$51,882	$4,412	$4,330	$95,003

EXPENSES:
Mortality and expense risk		4	1,596	3,867	328	481	22,842

NET INVESTMENT INCOME (LOSS)		226	10,674	48,015	4,084	3,849	72,161

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares			(5,691)	(1,223)	(1,843)	(5,637)	(1,186)
Realized gain on distributions		571	6,855	121,803	10,159	8,126	22,054

Net realized gain (loss) on investments		571	1,164	120,580	8,316	2,489	20,868

Change in net unrealized appreciation (depreciation) on investments		(1,233)	(46,865)	(322,096)	(31,933)	(18,552)	(243,860)

Net realized and unrealized gain (loss) on investments		(662)	(45,701)	(201,516)	(23,617)	(16,063)	(222,992)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS		$(436)	$(35,027)	$(153,501)	$(19,533)	$(12,214)	$(150,831)

	(1)	For the period December 17, 2018 to December 31, 2018.
	(2)	For the period August 8, 2018 to December 31, 2018.
	(3)	For the period July 17, 2018 to December 31, 2018.
	(4)	For the period July 10, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	GREAT-WEST SECURE- FOUNDATION® BALANCED FUND	GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND	INVESCO V.I. COMSTOCK FUND	INVESCO V.I. CORE EQUITY FUND	INVESCO V.I. GROWTH & INCOME FUND	INVESCO V.I. HIGH YIELD FUND

INVESTMENT INCOME:
Dividends	$3,518,172	$734	$100,470	$31,112	$240,737	$236,834

EXPENSES:
Mortality and expense risk	1,163,235	3,775	42,269	30,571	86,290	34,018

NET INVESTMENT INCOME (LOSS)	2,354,937	(3,041)	58,201	541	154,447	202,816

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	750,359	579	252,865	341,385	(161,121)	14,487
Realized gain on distributions	6,976,313	54,614	570,982	222,826	1,097,212

Net realized gain (loss) on investments	7,726,672	55,193	823,847	564,211	936,091	14,487

Change in net unrealized appreciation (depreciation) on investments	(20,561,404)	(157,521)	(1,628,765)	(884,891)	(2,701,492)	(423,359)

Net realized and unrealized gain (loss) on investments	(12,834,732)	(102,328)	(804,918)	(320,680)	(1,765,401)	(408,872)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(10,479,795)	$(105,369)	$(746,717)	$(320,139)	$(1,610,954)	$(206,056)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	INVESCO V.I. INTERNATIONAL GROWTH FUND	INVESCO V.I. MID CAP CORE EQUITY FUND		INVESCO V.I. SMALL CAP EQUITY FUND		INVESCO V.I. TECHNOLOGY FUND	IVY VIP INTERNATIONAL CORE EQUITY	JANUS HENDERSON VIT BALANCED PORTFOLIO INSTITUTIONAL SHARES

INVESTMENT INCOME:
Dividends	$258,260	$10,502	$		$		$36,175	$334,181

EXPENSES:
Mortality and expense risk	99,057	15,647		24,145		27,917	14,459	100,099

NET INVESTMENT INCOME (LOSS)	159,203	(5,145)		(24,145)		(27,917)	21,716	234,082

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	310,822	(5,347)		25,452		274,874	39,256	245,845
Realized gain on distributions	87,461	290,629		214,790		171,715	63,254	414,868

Net realized gain (loss) on investments	398,283	285,282		240,242		446,589	102,510	660,713

Change in net unrealized appreciation (depreciation) on investments	(2,746,526)	(527,980)		(634,249)		(499,900)	(656,090)	(890,889)

Net realized and unrealized gain (loss) on investments	(2,348,243)	(242,698)		(394,007)		(53,311)	(553,580)	(230,176)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,189,040)	$(247,843)		$(418,152)		$(81,228)	$(531,864)	$3,906

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	JANUS HENDERSON VIT BALANCED PORTFOLIO SERVICE SHARES	JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES	JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO SERVICE SHARES	JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO	JANUS HENDERSON VIT GLOBAL TECHNOLOGY PORTFOLIO INSTITUTIONAL SHARES	JANUS HENDERSON VIT GLOBAL TECHNOLOGY PORTFOLIO SERVICE SHARES

INVESTMENT INCOME:
Dividends	$1,758,963	$653,486	$1,066,061	$130,859	$2,592	$69,269

EXPENSES:
Mortality and expense risk	701,500	143,440	295,344	86,706	1,373	44,461

NET INVESTMENT INCOME (LOSS)	1,057,463	510,046	770,717	44,153	1,219	24,808

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	1,880,041	(124,486)	(256,633)	409,349	29,479	768,736
Realized gain on distributions	2,498,885				7,825	209,129

Net realized gain (loss) on investments	4,378,926	(124,486)	(256,633)	409,349	37,304	977,865

Change in net unrealized appreciation (depreciation) on investments	(6,085,594)	(786,024)	(1,404,344)	(1,343,649)	(56,633)	(1,273,455)

Net realized and unrealized gain (loss) on investments	(1,706,668)	(910,510)	(1,660,977)	(934,300)	(19,329)	(295,590)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(649,205)	$(400,464)	$(890,260)	$(890,147)	$(18,110)	$(270,782)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	JANUS HENDERSON VIT OVERSEAS PORTFOLIO INSTITUTIONAL SHARES	JANUS HENDERSON VIT OVERSEAS PORTFOLIO SERVICE SHARES	JANUS HENDERSON VIT RESEARCH PORTFOLIO	JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO	LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO		LVIP BARON GROWTH OPPORTUNITIES FUND

INVESTMENT INCOME:
Dividends	$61,139	$28,887	$41,443	$11,947	$268,789	$

EXPENSES:
Mortality and expense risk	29,456	14,833	65,887	22,543	111,572		170,729

NET INVESTMENT INCOME (LOSS)	31,683	14,054	(24,444)	(10,596)	157,217		(170,729)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(244,368)	(173,454)	277,402	250,262	521,746		1,031,585
Realized gain on distributions			363,354	204,981			939,401

Net realized gain (loss) on investments	(244,368)	(173,454)	640,756	455,243	521,746		1,970,986

Change in net unrealized appreciation (depreciation) on investments	(309,403)	(90,586)	(819,777)	(847,367)	(3,973,373)		(2,640,395)

Net realized and unrealized gain (loss) on investments	(553,771)	(264,040)	(179,021)	(392,124)	(3,451,627)		(669,409)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(522,088)	$(249,986)	$(203,465)	$(402,720)	$(3,294,410)		$(840,138)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	MFS VIT II INTERNATIONAL VALUE PORTFOLIO		MFS VIT III MID CAP VALUE PORTFOLIO		MFS VIT UTILITIES SERIES		MORGAN STANLEY VIF U.S. REAL ESTATE PORTFOLIO		NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO		NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO

INVESTMENT INCOME:
Dividends	$344,070	$	1,761	$	45,762	$	161,676	$	2,631	$	1,108

EXPENSES:
Mortality and expense risk	266,020		1,228		44,039		47,516		6,789		2,781

NET INVESTMENT INCOME (LOSS)	78,050		533		1,723		114,160		(4,158)		(1,673)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	1,157,959		77		166,530		123,794		(3,258)		71,817
Realized gain on distributions	427,772		12,669		20,921				45,470		28,836

Net realized gain (loss) on investments	1,585,731		12,746		187,451		123,794		42,212		100,653

Change in net unrealized appreciation (depreciation) on investments	(5,700,723)		(58,657)		(192,439)		(709,002)		(207,928)		(115,982)

Net realized and unrealized gain (loss) on investments	(4,114,992)		(45,911)		(4,988)		(585,208)		(165,716)		(15,329)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(4,036,942)	$	(45,378)	$	(3,265)	$	(471,048)	$	(169,874)	$	(17,002)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	NVIT MID CAP INDEX FUND		OPPENHEIMER GLOBAL FUND/VA		OPPENHEIMER INTERNATIONAL GROWTH FUND/VA		OPPENHEIMER MAIN STREET SMALL CAP FUND/VA		PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO		PIMCO VIT EMERGING MARKETS BOND PORTFOLIO

INVESTMENT INCOME:
Dividends	$238,664	$	326,654	$	137,993	$	6,169	$	23,984	$	15,951

EXPENSES:
Mortality and expense risk	160,749		242,454		107,203		14,925		7,028		2,144

NET INVESTMENT INCOME (LOSS)	77,915		84,200		30,790		(8,756)		16,956		13,807

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	282,723		1,967,960		270,003		47,908		(11,545)		(2,103)
Realized gain on distributions	2,060,835		2,309,430		312,269		254,098

Net realized gain (loss) on investments	2,343,558		4,277,390		582,272		302,006		(11,545)		(2,103)

Change in net unrealized appreciation (depreciation) on investments	(5,024,381)		(8,682,240)		(4,014,170)		(733,768)		(192,858)		(29,152)

Net realized and unrealized gain (loss) on investments	(2,680,823)		(4,404,850)		(3,431,898)		(431,762)		(204,403)		(31,255)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,602,908)	$	(4,320,650)	$	(3,401,108)	$	(440,518)	$	(187,447)	$	(17,448)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

		INVESTMENT DIVISIONS

		PIMCO VIT HIGH YIELD PORTFOLIO		PIMCO VIT LOW DURATION PORTFOLIO		PIMCO VIT REAL RETURN PORTFOLIO		PIMCO VIT TOTAL RETURN PORTFOLIO		PIONEER BOND VCT PORTFOLIO		PIONEER FUND VCT PORTFOLIO
										(1)

INVESTMENT INCOME:
Dividends		$1,547,628	$	1,460,835	$	51,489	$	2,964,092	$	1,045		$35,909

EXPENSES:
Mortality and expense risk		220,011		537,142		11,682		819,127		206		25,762

NET INVESTMENT INCOME (LOSS)		1,327,617		923,693		39,807		2,144,965		839		10,147

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		(282,106)		(574,072)		(10,177)		(1,099,735)		(2)		(259,250)
Realized gain on distributions								1,442,667				790,771

Net realized gain (loss) on investments		(282,106)		(574,072)		(10,177)		342,932		(2)		531,521

Change in net unrealized appreciation (depreciation) on investments		(2,055,602)		(614,277)		(82,573)		(3,891,712)		(900)		(589,009)

Net realized and unrealized gain (loss) on investments		(2,337,708)		(1,188,349)		(92,750)		(3,548,780)		(902)		(57,488)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS		$(1,010,091)	$	(264,656)	$	(52,943)	$	(1,403,815)	$	(63)	$	(47,341)

	(1)	For the period September 11, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

		INVESTMENT DIVISIONS

		PIONEER MID CAP VALUE VCT PORTFOLIO		PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO		PRUDENTIAL SERIES FUND EQUITY PORTFOLIO		PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO		PUTNAM VT EQUITY INCOME FUND		PUTNAM VT GLOBAL ASSET ALLOCATION FUND

INVESTMENT INCOME:
Dividends	$	8,002	$		$		$		$	93,870	$	22,926

EXPENSES:
Mortality and expense risk		13,136		53,138		12,665		5,339		94,841		5,996

NET INVESTMENT INCOME (LOSS)		(5,134)		(53,138)		(12,665)		(5,339)		(971)		16,930

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		(19,156)		136,225		72,366		(15,330)		386,300		(9,293)
Realized gain on distributions		146,172		829,959						602,078		85,467

Net realized gain (loss) on investments		127,016		966,184		72,366		(15,330)		988,378		76,174

Change in net unrealized appreciation (depreciation) on investments		(464,994)		(1,462,396)		(146,093)		(128,453)		(2,185,164)		(167,533)

Net realized and unrealized gain (loss) on investments		(337,978)		(496,212)		(73,727)		(143,783)		(1,196,786)		(91,359)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	(343,112)	$	(549,350)	$	(86,392)	$	(149,122)	$	(1,197,757)	$	(74,429)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	PUTNAM VT GLOBAL HEALTH CARE FUND	PUTNAM VT INCOME FUND	PUTNAM VT INTERNATIONAL EQUITY FUND	PUTNAM VT INTERNATIONAL VALUE FUND	PUTNAM VT MORTGAGE SECURITIES FUND	PUTNAM VT MULTI-CAP CORE FUND

INVESTMENT INCOME:
Dividends	$49,336	$115,306	$14,931	$16,853	$194,884	$12,343

EXPENSES:
Mortality and expense risk	36,822	17,172	6,757	4,681	49,980	6,655

NET INVESTMENT INCOME (LOSS)	12,514	98,134	8,174	12,172	144,904	5,688

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(479,834)	(78,407)	8,848	9,805	(171,839)	37,961
Realized gain on distributions	821,867					86,668

Net realized gain (loss) on investments	342,033	(78,407)	8,848	9,805	(171,839)	124,629

Change in net unrealized appreciation (depreciation) on investments	(390,863)	(8,784)	(262,714)	(202,333)	(98,535)	(199,821)

Net realized and unrealized gain (loss) on investments	(48,830)	(87,191)	(253,866)	(192,528)	(270,374)	(75,192)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(36,316)	$10,943	$(245,692)	$(180,356)	$(125,470)	$(69,504)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

		PUTNAM VT SMALL CAP VALUE FUND	ROYCE CAPITAL FUND - SMALL- CAP PORTFOLIO	SCHWAB GOVERNMENT MONEY MARKET PORTFOLIO	SCHWAB MARKETTRACK GROWTH PORTFOLIO II	SCHWAB S&P 500 INDEX PORTFOLIO	SCHWAB VIT BALANCED PORTFOLIO
					(1)
INVESTMENT INCOME:
Dividends		$144	$10,652	$1,480,406	$416,941	$5,762,132	$41,513

EXPENSES:
Mortality and expense risk		207	27,253	684,084	165,520	2,445,138	17,303

NET INVESTMENT INCOME (LOSS)		(63)	(16,601)	796,322	251,421	3,316,994	24,210

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		513	(187,946)		(8,210,577)	23,318,932	4,494
Realized gain on distributions		6,583	43,635		11,946,294	307,797	4,430

Net realized gain (loss) on investments		7,096	(144,311)	0	3,735,717	23,626,729	8,924

Change in net unrealized appreciation (depreciation) on investments		(14,198)	(148,915)		(4,292,929)	(44,516,954)	(283,393)

Net realized and unrealized gain (loss) on investments		(7,102)	(293,226)	0	(557,212)	(20,890,225)	(274,469)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS		$(7,165)	$(309,827)	$796,322	$(305,791)	$(17,573,231)	$(250,259)

	(1)	For the period January 1, 2018 to November 27, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	SCHWAB VIT BALANCED WITH GROWTH PORTFOLIO	SCHWAB VIT GROWTH PORTFOLIO		T. ROWE PRICE HEALTH SCIENCES PORTFOLIO		T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II	TEMPLETON FOREIGN VIP FUND		TEMPLETON GLOBAL BOND VIP FUND

INVESTMENT INCOME:
Dividends	$50,799	$9,054	$		$		$222,862	$

EXPENSES:
Mortality and expense risk	20,417	7,863		4,094		14,668	57,988		58,075

NET INVESTMENT INCOME (LOSS)	30,382	1,191		(4,094)		(14,668)	164,874		(58,075)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	1,724	16,254		5,640		31,245	7,345		(53,605)
Realized gain on distributions	4,581	2,098		85,253		126,763

Net realized gain (loss) on investments	6,305	18,352		90,893		158,008	7,345		(53,605)

Change in net unrealized appreciation (depreciation) on investments	(370,056)	(325,983)		(251,856)		(187,097)	(1,534,513)		224,904

Net realized and unrealized gain (loss) on investments	(363,751)	(307,631)		(160,963)		(29,089)	(1,527,168)		171,299

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(333,369)	$(306,440)		$(165,057)		$(43,757)	$(1,362,294)		$113,224

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	THIRD AVENUE VALUE PORTFOLIO		TVST TOUCHSTONE BOND FUND		TVST TOUCHSTONE COMMON STOCK FUND		TVST TOUCHSTONE FOCUSED FUND		TVST TOUCHSTONE SMALL COMPANY FUND		VAN ECK VIP GLOBAL HARD ASSETS FUND

INVESTMENT INCOME:
Dividends	$30,190	$	178,768	$	131,314	$	18,696	$		$

EXPENSES:
Mortality and expense risk	11,940		56,603		74,554		27,158		45,413		20,950

NET INVESTMENT INCOME (LOSS)	18,250		122,165		56,760		(8,462)		(45,413)		(20,950)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	83,332		(148,873)		37,546		129,675		110,900		30,303
Realized gain on distributions					5,364,015		80,028		824,813

Net realized gain (loss) on investments	83,332		(148,873)		5,401,561		209,703		935,713		30,303

Change in net unrealized appreciation (depreciation) on investments	(442,605)		(206,497)		(6,284,521)		(534,710)		(1,575,081)		(962,653)

Net realized and unrealized gain (loss) on investments	(359,273)		(355,370)		(882,960)		(325,007)		(639,368)		(932,350)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(341,023)	$	(233,205)	$	(826,200)	$	(333,469)	$	(684,781)	$	(953,300)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND	VANGUARD VIF CAPITAL GROWTH PORTFOLIO	VANGUARD VIF DIVERSIFIED VALUE PORTFOLIO	VANGUARD VIF MID-CAP INDEX PORTFOLIO	VANGUARD VIF REAL ESTATE INDEX PORTFOLIO	VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO

INVESTMENT INCOME:
Dividends	$340,367	$47,578	$101,937	$82,062	$103,931	$10,447

EXPENSES:
Mortality and expense risk	33,495	31,551	25,301	45,070	18,846	17,817

NET INVESTMENT INCOME (LOSS)	306,872	16,027	76,636	36,992	85,085	(7,370)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(247,143)	505,660	14,485	55,605	(95,668)	50,093
Realized gain on distributions		149,326	199,226	333,654	127,439	282,721

Net realized gain (loss) on investments	(247,143)	654,986	213,711	389,259	31,771	332,814

Change in net unrealized appreciation (depreciation) on investments	(381,581)	(887,605)	(731,231)	(1,635,852)	(315,872)	(755,951)

Net realized and unrealized gain (loss) on investments	(628,724)	(232,619)	(517,520)	(1,246,593)	(284,101)	(423,137)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(321,852)	$(216,592)	$(440,884)	$(1,209,601)	$(199,016)	$(430,507)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

		INVESTMENT DIVISIONS

		WELLS FARGO VT DISCOVERY FUND		WELLS FARGO VT OMEGA GROWTH FUND	WELLS FARGO VT OPPORTUNITY FUND

INVESTMENT INCOME:
Dividends	$		$		$11,519

EXPENSES:
Mortality and expense risk		53,199		11,856	45,622

NET INVESTMENT INCOME (LOSS)		(53,199)		(11,856)	(34,103)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		(49,011)		81,344	209,426
Realized gain on distributions		937,260		166,415	579,854

Net realized gain (loss) on investments		888,249		247,759	789,280

Change in net unrealized appreciation (depreciation) on investments		(1,338,422)		(284,730)	(1,199,239)

Net realized and unrealized gain (loss) on investments		(450,173)		(36,971)	(409,959)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS		$(503,372)		$(48,827)	$(444,062)

The accompanying notes are an integral part of these financial statements.	(Concluded	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	AB VPS GROWTH AND INCOME PORTFOLIO		AB VPS GROWTH PORTFOLIO		AB VPS INTERNATIONAL GROWTH PORTFOLIO
	2018	2017	2018	2017	2018	2017

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$23,858	$60,116	$(53,105)	$(26,442)	$(5,897)	$38,126
Net realized gain (loss) on investments	1,294,942	1,021,747	1,273,391	213,401	220,981	226,825
Change in net unrealized appreciation (depreciation) on investments	(1,839,660)	267,562	(1,087,810)	908,748	(1,801,962)	2,365,960

Increase (decrease) in net assets resulting from operations	(520,860)	1,349,425	132,476	1,095,707	(1,586,878)	2,630,911

CONTRACT TRANSACTIONS:
Purchase payments received	295,050	74,348	1,865,306	938,642	320	19,458
Transfers for contract benefits and terminations	(307,837)	(459,701)	(402,860)	(159,000)	(506,851)	(622,250)
Net transfers	(585,662)	(427,492)	326,005	740,053	(763,889)	(902,740)
Contract charges		(35)		(7)		(93)
Adjustments to net assets allocated to contracts in payout phase	(11,000)	6,442			1,797	5,261

Increase (decrease) in net assets resulting from contract transactions	(609,449)	(806,438)	1,788,451	1,519,688	(1,268,623)	(1,500,364)

Total increase (decrease) in net assets	(1,130,309)	542,987	1,920,927	2,615,395	(2,855,501)	1,130,547

NET ASSETS:
Beginning of period	8,646,982	8,103,995	5,555,843	2,940,448	9,690,629	8,560,082

End of period	$7,516,673	$8,646,982	$7,476,770	$5,555,843	$6,835,128	$9,690,629

CHANGES IN UNITS OUTSTANDING:
Units issued	85,821	23,437	265,927	164,069	5,901	48,336
Units redeemed	(106,874)	(65,671)	(177,976)	(61,773)	(80,332)	(151,112)

Net increase (decrease)	(21,053)	(42,234)	87,951	102,296	(74,431)	(102,776)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	AB VPS INTERNATIONAL VALUE PORTFOLIO		AB VPS REAL ESTATE INVESTMENT PORTFOLIO		AB VPS SMALL/MID CAP VALUE PORTFOLIO
	2018	2017	2018	2017	2018	2017

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$20,051	$43,937	$206,468	$201,300	$(14,697)	$(16,800)
Net realized gain (loss) on investments	31,534	23,650	(175,902)	476,317	598,045	157,698
Change in net unrealized appreciation (depreciation) on investments	(700,270)	597,363	(899,858)	372,546	(1,448,334)	567,440

Increase (decrease) in net assets resulting from operations	(648,685)	664,950	(869,292)	1,050,163	(864,986)	708,338

CONTRACT TRANSACTIONS:
Purchase payments received			90,854	241,556	30,543	197,684
Transfers for contract benefits and terminations	(183,978)	(104,941)	(749,227)	(972,952)	(237,477)	(255,107)
Net transfers	(227,192)	(200,073)	(544,772)	(1,110,525)	(530,545)	(1,366,087)
Contract charges		(22)				(87)
Adjustments to net assets allocated to contracts in payout phase	(1,161)	565	(97,701)	66,296	388	192

Increase (decrease) in net assets resulting from contract transactions	(412,331)	(304,471)	(1,300,846)	(1,775,625)	(737,091)	(1,423,405)

Total increase (decrease) in net assets	(1,061,016)	360,479	(2,170,138)	(725,462)	(1,602,077)	(715,067)

NET ASSETS:
Beginning of period	3,154,267	2,793,788	18,457,272	19,182,734	6,334,724	7,049,791

End of period	$2,093,251	$3,154,267	$16,287,134	$18,457,272	$4,732,647	$6,334,724

CHANGES IN UNITS OUTSTANDING:
Units issued	798	3,608	71,622	30,895	30,461	100,439
Units redeemed	(42,895)	(36,058)	(91,507)	(58,524)	(63,384)	(160,328)

Net increase (decrease)	(42,097)	(32,450)	(19,885)	(27,629)	(32,923)	(59,889)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	ALGER BALANCED PORTFOLIO		ALGER CAPITAL APPRECIATION PORTFOLIO		ALGER LARGE CAP GROWTH PORTFOLIO
	2018	2017	2018	2017	2018	2017

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$30,812	$19,011	$(7,632)	$(2,476)	$(236,737)	$(191,091)
Net realized gain (loss) on investments	120,813	7,103	421,532	60,940	6,271,243	3,439,680
Change in net unrealized appreciation (depreciation) on investments	(187,031)	90,854	(524,462)	113,565	(5,998,419)	2,578,805

Increase (decrease) in net assets resulting from operations	(35,406)	116,968	(110,562)	172,029	36,087	5,827,394

CONTRACT TRANSACTIONS:
Purchase payments received			1,003,264	167,866	158,040	759,134
Transfers for contract benefits and terminations	(15,786)	(12,496)	(94,820)	(22,994)	(1,519,148)	(1,321,563)
Net transfers	(1)	(23,275)	196,162	154,728	3,196,054	(799,571)
Contract charges						(1,086)
Adjustments to net assets allocated to contracts in payout phase	1,124	945			25,658	12,772

Increase (decrease) in net assets resulting from contract transactions	(14,663)	(34,826)	1,104,606	299,600	1,860,604	(1,350,314)

Total increase (decrease) in net assets	(50,069)	82,142	994,044	471,629	1,896,691	4,477,080

NET ASSETS:
Beginning of period	913,618	831,476	906,951	435,322	25,738,410	21,261,330

End of period	$863,549	$913,618	$1,900,995	$906,951	$27,635,101	$25,738,410

CHANGES IN UNITS OUTSTANDING:
Units issued	189	216	117,183	29,268	224,289	257,780
Units redeemed	(779)	(1,967)	(39,533)	(3,235)	(204,493)	(288,380)

Net increase (decrease)	(590)	(1,751)	77,650	26,033	19,796	(30,600)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	ALGER MID CAP GROWTH PORTFOLIO		ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO		AMERICAN CENTURY INVESTMENTS VP BALANCED FUND
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(41,637)	$(34,666)	$8,378	$3,966	$171,505	$182,421
Net realized gain (loss) on investments	1,226,658	249,169	3,806	2,705	226,216	850,340
Change in net unrealized appreciation (depreciation) on investments	(1,514,894)	903,772	(34,939)	3,110	(1,564,496)	1,609,710

Increase (decrease) in net assets resulting from operations	(329,873)	1,118,275	(22,755)	9,781	(1,166,775)	2,642,471

CONTRACT TRANSACTIONS:
Purchase payments received	540	540	14,709	62,967	1,811,183	2,522,225
Transfers for contract benefits and terminations	(273,195)	(105,582)	(38,996)	(1,512)	(1,290,792)	(836,001)
Net transfers	(130,289)	165,663	39,587	74,055	1,167,589	435,757
Contract charges		(89)				(248)
Adjustments to net assets allocated to contracts in payout phase	1,420	2,699			1,717	869

Increase (decrease) in net assets resulting from contract transactions	(401,524)	63,231	15,300	135,510	1,689,697	2,122,602

Total increase (decrease) in net assets	(731,397)	1,181,506	(7,455)	145,291	522,922	4,765,073

NET ASSETS:
Beginning of period	5,044,945	3,863,439	154,159	8,868	23,527,133	18,762,060

End of period	$4,313,548	$5,044,945	$146,704	$154,159	$24,050,055	$23,527,133

CHANGES IN UNITS OUTSTANDING:
Units issued	32,070	14,972	8,260	12,726	330,476	327,781
Units redeemed	(43,720)	(12,580)	(7,196)	(1,874)	(191,368)	(117,914)

Net increase (decrease)	(11,650)	2,392	1,064	10,852	139,108	209,867

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS
	AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND		AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND		AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND
	2018	2017	2018	2017	2018	2017

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$91,891	$109,177	$38,962	$3,047	$63,543	$78,459
Net realized gain (loss) on investments	594,590	1,036,606	785,048	115,428	1,094,525	723,639
Change in net unrealized appreciation (depreciation) on investments	(1,256,327)	63,331	(1,971,853)	1,328,144	(2,708,823)	366,384

Increase (decrease) in net assets resulting from operations	(569,846)	1,209,114	(1,147,843)	1,446,619	(1,550,755)	1,168,482

CONTRACT TRANSACTIONS:
Purchase payments received	859,586	272,560	516,424	406,838	309,435	653,988
Transfers for contract benefits and terminations	(250,457)	(342,778)	(531,262)	(219,695)	(512,255)	(455,769)
Net transfers	(394,342)	(290,753)	18,253	564,152	(427,050)	(797,833)
Contract charges				(127)		(90)
Adjustments to net assets allocated to contracts in payout phase	259	(649)	1,256	1,450	4,510	(1,577)

Increase (decrease) in net assets resulting from contract transactions	215,046	(361,620)	4,671	752,618	(625,360)	(601,281)

Total increase (decrease) in net assets	(354,800)	847,494	(1,143,172)	2,199,237	(2,176,115)	567,201

NET ASSETS:
Beginning of period	7,099,751	6,252,257	6,927,903	4,728,666	12,117,808	11,550,607

End of period	$6,744,951	$7,099,751	$5,784,731	$6,927,903	$9,941,693	$12,117,808

CHANGES IN UNITS OUTSTANDING:
Units issued	80,841	144,959	128,315	108,128	71,347	111,569
Units redeemed	(56,412)	(163,232)	(115,675)	(57,644)	(84,135)	(114,826)

Net increase (decrease)	24,429	(18,273)	12,640	50,484	(12,788)	(3,257)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	AMERICAN CENTURY INVESTMENTS VP VALUE FUND		AMERICAN FUNDS IS GLOBAL GROWTH FUND		AMERICAN FUNDS IS GROWTH- INCOME FUND
	2018	2017	2018	2017	2018
					(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$224,502	$241,578	$7,185	$4,235	$14,363
Net realized gain (loss) on investments	1,907,709	2,347,305	94,753	28,119	(16,117)
Change in net unrealized appreciation (depreciation) on investments	(4,478,653)	(603,843)	(254,873)	240,908	(168,353)

Increase (decrease) in net assets resulting from operations	(2,346,442)	1,985,040	(152,935)	273,262	(170,107)

CONTRACT TRANSACTIONS:
Purchase payments received	440,684	380,772	416,988	216,240	1,551,433
Transfers for contract benefits and terminations	(871,828)	(1,623,774)	(25,103)	(82,087)	(9,959)
Net transfers	(2,017,276)	(2,803,089)	(24,124)	70,383	12,334
Contract charges		(176)
Adjustments to net assets allocated to contracts in payout phase	14,116	(9,558)

Increase (decrease) in net assets resulting from contract transactions	(2,434,304)	(4,055,825)	367,761	204,536	1,553,808

Total increase (decrease) in net assets	(4,780,746)	(2,070,785)	214,826	477,798	1,383,701

NET ASSETS:
Beginning of period	26,602,616	28,673,401	1,232,707	754,909	0

End of period	$21,821,870	$26,602,616	$1,447,533	$1,232,707	$1,383,701

CHANGES IN UNITS OUTSTANDING:
Units issued	122,117	109,401	33,179	29,275	161,772
Units redeemed	(199,620)	(260,358)	(7,740)	(12,244)	(15,769)

Net increase (decrease)	(77,503)	(150,957)	25,439	17,031	146,003

(1)	For the period June 13, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

		INVESTMENT DIVISIONS

		AMERICAN FUNDS IS INTERNATIONAL FUND		AMERICAN FUNDS IS NEW WORLD FUND		BLACKROCK GLOBAL ALLOCATION VI FUND
		2018	2017	2018	2017	2018	2017
			(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)		$20,287	$4,838	$11,933	$5,134	$32,948	$48,533
Net realized gain (loss) on investments		46,618	4,333	112,769	11,869	371,761	75,550
Change in net unrealized appreciation (depreciation) on investments		(260,316)	46,929	(538,077)	122,371	(1,123,748)	579,334

Increase (decrease) in net assets resulting from operations		(193,411)	56,100	(413,375)	139,374	(719,039)	703,417

CONTRACT TRANSACTIONS:
Purchase payments received		802,475	154,753	2,051,716	684,288	982,205	1,265,932
Transfers for contract benefits and terminations		(62,593)		(81,140)	(44,657)	(191,086)	(365,398)
Net transfers		293,125	415,709	157,238	47,177	1,035,815	742,404
Contract charges
Adjustments to net assets allocated to contracts in payout phase						(1,536)	2,198

Increase (decrease) in net assets resulting from contract transactions		1,033,007	570,462	2,127,814	686,808	1,825,398	1,645,136

Total increase (decrease) in net assets		839,596	626,562	1,714,439	826,182	1,106,359	2,348,553

NET ASSETS:
Beginning of period		626,562	0	1,150,196	324,014	7,292,933	4,944,380

End of period		$1,466,158	$626,562	$2,864,635	$1,150,196	$8,399,292	$7,292,933

CHANGES IN UNITS OUTSTANDING:
Units issued		100,624	54,054	189,529	60,631	238,121	207,317
Units redeemed		(8,265)		(24,549)	(5,615)	(79,100)	(59,374)

Net increase (decrease)		92,359	54,054	164,980	55,016	159,021	147,943

	(1)	For the period May 17, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

		CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO		CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO
		2018	2018	2017	2018	2017
		(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)		$(176)	$(310)	$(163)	$(11,977)	$(4,190)
Net realized gain (loss) on investments		17,923	4,045	12,405	444,371	21,818
Change in net unrealized appreciation (depreciation) on investments		(65,007)	(30,118)	2,169	(539,543)	164,785

Increase (decrease) in net assets resulting from operations		(47,260)	(26,383)	14,411	(107,149)	182,413

CONTRACT TRANSACTIONS:
Purchase payments received		627,015	21,725	80,512	513,585	108,011
Transfers for contract benefits and terminations					(14,421)
Net transfers		(91,077)	1,542	(25,858)	740,918	25,301
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions		535,938	23,267	54,654	1,240,082	133,312

Total increase (decrease) in net assets		488,678	(3,116)	69,065	1,132,933	315,725

NET ASSETS:
Beginning of period		0	179,804	110,739	1,027,051	711,326

End of period		$488,678	$176,688	$179,804	$2,159,984	$1,027,051

CHANGES IN UNITS OUTSTANDING:
Units issued		59,441	2,136	6,806	152,752	11,970
Units redeemed		(8,279)	(236)	(2,306)	(66,724)	(115)

Net increase (decrease)		51,162	1,900	4,500	86,028	11,855

	(1)	For the period June 6, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND		COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND		COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(19,058)	$(12,799)	$(108,940)	$(97,136)	$(11,307)	$(13,703)
Net realized gain (loss) on investments	165,551	71,779	1,215,033	2,933,096	389,565	391,560
Change in net unrealized appreciation (depreciation) on investments	(300,002)	354,648	(1,972,794)	474,732	(716,942)	(40,570)

Increase (decrease) in net assets resulting from operations	(153,509)	413,628	(866,701)	3,310,692	(338,684)	337,287

CONTRACT TRANSACTIONS:
Purchase payments received	264,562	55,602	318,780	177,890	3,077	113,930
Transfers for contract benefits and terminations	(91,735)	(64,247)	(678,445)	(496,418)	(73,170)	(162,741)
Net transfers	351,074	(4,142)	(4,231,815)	3,333,735	(1,266,652)	(389,275)
Contract charges		(7)		(76)		(3)
Adjustments to net assets allocated to contracts in payout phase	(3,130)		(5,714)	3,703	337	203

Increase (decrease) in net assets resulting from contract transactions	520,771	(12,794)	(4,597,194)	3,018,834	(1,336,408)	(437,886)

Total increase (decrease) in net assets	367,262	400,834	(5,463,895)	6,329,526	(1,675,092)	(100,599)

NET ASSETS:
Beginning of period	1,940,012	1,539,178	15,281,704	8,952,178	3,148,101	3,248,700

End of period	$2,307,274	$1,940,012	$9,817,809	$15,281,704	$1,473,009	$3,148,101

CHANGES IN UNITS OUTSTANDING:
Units issued	102,291	25,904	151,419	241,771	16,697	75,645
Units redeemed	(66,487)	(26,924)	(321,054)	(108,851)	(62,821)	(91,440)

Net increase (decrease)	35,804	(1,020)	(169,635)	132,920	(46,124)	(15,795)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	DELAWARE VIP EMERGING MARKETS SERIES		DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES	DELAWARE VIP SMALL CAP VALUE SERIES
	2018	2017	2018	2018	2017
			(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$129,364	$(7,169)	$(305)	$24,867	$27,461
Net realized gain (loss) on investments	456,232	151,954	(161)	2,128,944	1,728,032
Change in net unrealized appreciation (depreciation) on investments	(1,344,948)	694,534	(17,370)	(5,884,257)	665,438

Increase (decrease) in net assets resulting from operations	(759,352)	839,319	(17,836)	(3,730,446)	2,420,931

CONTRACT TRANSACTIONS:
Purchase payments received	390,092	374,760		422,734	417,820
Transfers for contract benefits and terminations	(230,363)	(220,066)		(1,218,936)	(1,153,561)
Net transfers	(735,879)	2,325,878	253,474	(1,342,359)	(419,374)
Contract charges					(156)
Adjustments to net assets allocated to contracts in payout phase				(658)	7,012

Increase (decrease) in net assets resulting from contract transactions	(576,150)	2,480,572	253,474	(2,139,219)	(1,148,259)

Total increase (decrease) in net assets	(1,335,502)	3,319,891	235,638	(5,869,665)	1,272,672

NET ASSETS:
Beginning of period	4,895,503	1,575,612	0	23,739,519	22,466,847

End of period	$3,560,001	$4,895,503	$235,638	$17,869,854	$23,739,519

CHANGES IN UNITS OUTSTANDING:
Units issued	185,040	270,529	31,659	54,670	85,287
Units redeemed	(235,108)	(52,289)	(3,115)	(90,869)	(93,331)

Net increase (decrease)	(50,068)	218,240	28,544	(36,199)	(8,044)

(1)	For the period September 18, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

		DELAWARE VIP SMID CAP CORE SERIES		DELAWARE VIP VALUE SERIES		DIMENSIONAL VA US TARGETED VALUE PORTFOLIO
		2018	2017	2018	2017	2018	2017
					(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)		$(52,380)	$(35,731)	$1,810	$(99)	$7,536	$13,556
Net realized gain (loss) on investments		2,551,775	594,929	13,259	5	324,196	151,724
Change in net unrealized appreciation (depreciation) on investments		(3,778,188)	875,084	(38,279)	2,793	(644,074)	27,242

Increase (decrease) in net assets resulting from operations		(1,278,793)	1,434,282	(23,210)	2,699	(312,342)	192,522

CONTRACT TRANSACTIONS:
Purchase payments received		1,000,582	221,272	199,730	47,800	394,969	862,611
Transfers for contract benefits and terminations		(420,999)	(293,407)			(105,420)	(100,885)
Net transfers		185,631	(612,201)	210,395	88	(389,241)	(213,315)
Contract charges			(138)
Adjustments to net assets allocated to contracts in payout phase		(7,302)	2,120

Increase (decrease) in net assets resulting from contract transactions		757,912	(682,354)	410,125	47,888	(99,692)	548,411

Total increase (decrease) in net assets		(520,881)	751,928	386,915	50,587	(412,034)	740,933

NET ASSETS:
Beginning of period		9,097,245	8,345,317	50,587	0	2,131,980	1,391,047

End of period		$8,576,364	$9,097,245	$437,502	$50,587	$1,719,946	$2,131,980

CHANGES IN UNITS OUTSTANDING:
Units issued		140,578	54,715	41,511	4,583	119,017	83,836
Units redeemed		(85,120)	(74,277)	(5,124)		(124,815)	(37,531)

Net increase (decrease)		55,458	(19,562)	36,387	4,583	(5,798)	46,305

	(1)	For the period May 16, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	DREYFUS IP MIDCAP STOCK PORTFOLIO		DREYFUS VIF APPRECIATION PORTFOLIO		DREYFUS VIF GROWTH AND INCOME PORTFOLIO
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,087)	$11,645	$43,499	$53,515	$3,776	$1,794
Net realized gain (loss) on investments	311,237	182,813	1,064,903	1,134,785	538,775	283,897
Change in net unrealized appreciation (depreciation) on investments	(866,222)	183,856	(1,760,677)	968,502	(793,952)	527,819

Increase (decrease) in net assets resulting from operations	(557,072)	378,314	(652,275)	2,156,802	(251,401)	813,510

CONTRACT TRANSACTIONS:
Purchase payments received	807,266	161,387	1,510	6,058	65,246	203,525
Transfers for contract benefits and terminations	(150,584)	(114,655)	(783,923)	(323,031)	(176,033)	(247,766)
Net transfers	(295,027)	107,397	(580,441)	(725,184)	(294,437)	452,297
Contract charges				(208)		(65)
Adjustments to net assets allocated to contracts in payout phase	445	(188)	4,648	(6,934)	5,630	7

Increase (decrease) in net assets resulting from contract transactions	362,100	153,941	(1,358,206)	(1,049,299)	(399,594)	407,998

Total increase (decrease) in net assets	(194,972)	532,255	(2,010,481)	1,107,503	(650,995)	1,221,508

NET ASSETS:
Beginning of period	2,917,406	2,385,151	9,774,335	8,666,832	5,279,890	4,058,382

End of period	$2,722,434	$2,917,406	$7,763,854	$9,774,335	$4,628,895	$5,279,890

CHANGES IN UNITS OUTSTANDING:
Units issued	89,611	51,746	3,325	4,219	20,448	69,964
Units redeemed	(59,112)	(35,121)	(59,558)	(51,838)	(39,051)	(31,920)

Net increase (decrease)	30,499	16,625	(56,233)	(47,619)	(18,603)	38,044

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	DREYFUS VIF OPPORTUNISTIC SMALL CAP PORTFOLIO		DWS CAPITAL GROWTH VIP		DWS CORE EQUITY VIP
	2018	2017	2018	2017	2018	2017

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(4,934)	$(4,539)	$(5,040)	$(3,788)	$121,837	$51,605
Net realized gain (loss) on investments	123,556	141,480	2,688,520	2,331,433	3,330,053	1,306,549
Change in net unrealized appreciation (depreciation) on investments	(255,637)	324	(3,298,291)	2,405,533	(4,126,379)	603,996

Increase (decrease) in net assets resulting from operations	(137,015)	137,265	(614,811)	4,733,178	(674,489)	1,962,150

CONTRACT TRANSACTIONS:
Purchase payments received			1,424,073	395,555	280,763	334,393
Transfers for contract benefits and terminations	(9,004)	(25,050)	(1,127,303)	(1,261,279)	(457,426)	(315,223)
Net transfers	(1)	963	(144,892)	1,063,082	552,361	(514,986)
Contract charges		(14)		(88)		(44)
Adjustments to net assets allocated to contracts in payout phase			83,773	(595)	2,095	1,523

Increase (decrease) in net assets resulting from contract transactions	(9,005)	(24,101)	235,651	196,675	377,793	(494,337)

Total increase (decrease) in net assets	(146,020)	113,164	(379,160)	4,929,853	(296,696)	1,467,813

NET ASSETS:
Beginning of period	707,324	594,160	23,203,597	18,273,744	11,571,679	10,103,866

End of period	$561,304	$707,324	$22,824,437	$23,203,597	$11,274,983	$11,571,679

CHANGES IN UNITS OUTSTANDING:
Units issued		14,806	193,714	232,341	146,807	87,467
Units redeemed	(377)	(15,973)	(168,679)	(181,036)	(106,401)	(95,760)

Net increase (decrease)	(377)	(1,167)	25,035	51,305	40,406	(8,293)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	DWS CROCI® U.S. VIP		DWS GLOBAL SMALL CAP VIP		DWS SMALL CAP INDEX VIP
	2018	2017	2018	2017	2018	2017

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$122,332	$62,310	$(4,680)	$(5,885)	$51,465	$48,579
Net realized gain (loss) on investments	536,088	95,422	121,158	52,707	2,072,848	1,621,817
Change in net unrealized appreciation (depreciation) on investments	(1,394,776)	1,347,804	(386,162)	105,673	(5,180,923)	1,131,286

Increase (decrease) in net assets resulting from operations	(736,356)	1,505,536	(269,684)	152,495	(3,056,610)	2,801,682

CONTRACT TRANSACTIONS:
Purchase payments received	7,270	195,735	326,457	356,146	2,620,116	1,705,502
Transfers for contract benefits and terminations	(523,871)	(777,059)	(92,924)	(79,314)	(1,629,730)	(1,687,851)
Net transfers	(639,769)	(621,065)	(103,064)	110,822	326,938	367,872
Contract charges		(52)				(194)
Adjustments to net assets allocated to contracts in payout phase	5,818	677			11,290	27,004

Increase (decrease) in net assets resulting from contract transactions	(1,150,552)	(1,201,764)	130,469	387,654	1,328,614	412,333

Total increase (decrease) in net assets	(1,886,908)	303,772	(139,215)	540,149	(1,727,996)	3,214,015

NET ASSETS:
Beginning of period	7,661,035	7,357,263	1,139,489	599,340	23,816,649	20,602,634

End of period	$5,774,127	$7,661,035	$1,000,274	$1,139,489	$22,088,653	$23,816,649

CHANGES IN UNITS OUTSTANDING:
Units issued	1,553	35,888	48,174	47,665	298,085	268,616
Units redeemed	(65,717)	(102,329)	(37,218)	(10,876)	(166,160)	(167,975)

Net increase (decrease)	(64,164)	(66,441)	10,956	36,789	131,925	100,641

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

					FEDERATED FUND FOR U.S. GOVERNMENT
	DWS SMALL MID CAP GROWTH VIP		DWS SMALL MID CAP VALUE VIP		SECURITIES II
	2018	2017	2018	2017	2018	2017

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(11,187)	$(7,353)	$26,801	$781	$516,045	$613,254
Net realized gain (loss) on investments	417,399	34,795	780,598	285,871	(398,990)	(468,287)
Change in net unrealized appreciation (depreciation) on investments	(665,246)	215,365	(1,481,414)	146,120	(268,540)	304,624

Increase (decrease) in net assets resulting from operations	(259,034)	242,807	(674,015)	432,772	(151,485)	449,591

CONTRACT TRANSACTIONS:
Purchase payments received	388,904	27,319	12,473	260,728	655,991	606,777
Transfers for contract benefits and terminations	(41,353)	(31,642)	(361,135)	(385,631)	(2,943,914)	(4,955,288)
Net transfers	(32,851)	75,412	(295,717)	(1,081,970)	(458,631)	(1,841,030)
Contract charges				(41)		(534)
Adjustments to net assets allocated to contracts in payout phase	87	1,538	327	48	28,227	(28,202)

Increase (decrease) in net assets resulting from contract transactions	314,787	72,627	(644,052)	(1,206,866)	(2,718,327)	(6,218,277)

Total increase (decrease) in net assets	55,753	315,434	(1,318,067)	(774,094)	(2,869,812)	(5,768,686)

NET ASSETS:
Beginning of period	1,468,296	1,152,862	4,625,008	5,399,102	32,456,552	38,225,238

End of period	$1,524,049	$1,468,296	$3,306,941	$4,625,008	$29,586,740	$32,456,552

CHANGES IN UNITS OUTSTANDING:
Units issued	42,296	15,010	4,356	34,033	222,984	216,787
Units redeemed	(18,900)	(8,169)	(36,698)	(92,758)	(398,998)	(641,343)

Net increase (decrease)	23,396	6,841	(32,342)	(58,725)	(176,014)	(424,556)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	FEDERATED MANAGED TAIL RISK FUND II		FEDERATED MANAGED VOLATILITY FUND II		FRANKLIN SMALL CAP VALUE VIP FUND

	2018	2017	2018	2017	2018	2017
	(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$50,467	$14,561	$8,326	$20,107	$7,302	$(10,690)
Net realized gain (loss) on investments	(387,603)	(107,461)	20,426	11,868	737,324	294,181
Change in net unrealized appreciation (depreciation) on investments	321,938	266,885	(238,972)	70,944	(1,360,615)	182,723

Increase (decrease) in net assets resulting from operations	(15,198)	173,985	(210,220)	102,919	(615,989)	466,214

CONTRACT TRANSACTIONS:
Purchase payments received					643,799	185,681
Transfers for contract benefits and terminations	(61,589)	(161,819)	(129,975)	(33,085)	(326,385)	(460,192)
Net transfers	(1,696,631)	(77,491)	1,674,249	(32,415)	(845,219)	(1,117,183)
Contract charges		(193)		(84)		(32)
Adjustments to net assets allocated to contracts in payout phase	(6,885)	1,698	10,851	(20,538)	416	165

Increase (decrease) in net assets resulting from contract transactions	(1,765,105)	(237,805)	1,555,125	(86,122)	(527,389)	(1,391,561)

Total increase (decrease) in net assets	(1,780,303)	(63,820)	1,344,905	16,797	(1,143,378)	(925,347)

NET ASSETS:
Beginning of period	1,780,303	1,844,123	658,318	641,521	5,044,951	5,970,298

End of period	$0	$1,780,303	$2,003,223	$658,318	$3,901,573	$5,044,951

CHANGES IN UNITS OUTSTANDING:
Units issued	1,384	331	67,061	207	63,697	147,133
Units redeemed	(97,982)	(14,335)	(5,895)	(2,843)	(75,646)	(216,116)

Net increase (decrease)	(96,598)	(14,004)	61,166	(2,636)	(11,949)	(68,983)

(1)	For the period January 1, 2018 to August 20, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	GOLDMAN SACHS VIT MULTI-STRATEGY ALTERNATIVES PORTFOLIO		GREAT-WEST AGGRESSIVE PROFILE FUND	GREAT-WEST ARIEL MID CAP VALUE FUND		GREAT-WEST BOND INDEX FUND
	2018	2017	2018	2018	2017	2018
			(1)			(2)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$4,034	$1,805	$524	$(69)	$4,272	$3,105
Net realized gain (loss) on investments	(213)	12	3,289	1,170	18,650	57
Change in net unrealized appreciation (depreciation) on investments	(16,578)	(166)	(7,603)	(36,867)	(731)	16,051

Increase (decrease) in net assets resulting from operations	(12,757)	1,651	(3,790)	(35,766)	22,191	19,213

CONTRACT TRANSACTIONS:
Purchase payments received	102,921	62,018	37,200		143,251	841,070
Transfers for contract benefits and terminations						(90)
Net transfers	(790)	5,928	(1)	(18,551)	84,022	604,351
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	102,131	67,946	37,199	(18,551)	227,273	1,445,331

Total increase (decrease) in net assets	89,374	69,597	33,409	(54,317)	249,464	1,464,544

NET ASSETS:
Beginning of period	93,623	24,026	0	258,145	8,681	0

End of period	$182,997	$93,623	$33,409	$203,828	$258,145	$1,464,544

CHANGES IN UNITS OUTSTANDING:
Units issued	10,723	6,431	3,717	383	21,849	153,837
Units redeemed	(930)			(1,989)		(9,735)

Net increase (decrease)	9,793	6,431	3,717	(1,606)	21,849	144,102

(1)	For the period August 21, 2018 to December 31, 2018.
(2)	For the period June 12, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	GREAT-WEST CONSERVATIVE PROFILE FUND	GREAT-WEST INVESCO SMALL CAP VALUE FUND		GREAT-WEST LIFETIME 2015 FUND	GREAT-WEST LIFETIME 2020 FUND	GREAT-WEST LIFETIME 2025 FUND
	2018	2018	2017	2018	2018	2018
	(1)		(2)	(3)	(4)	(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$37,907	$4,057	$(41)	$65	$99,039	$5,505
Net realized gain (loss) on investments	41,180	5,248	4,663	181	142,366	21,557
Change in net unrealized appreciation (depreciation) on investments	(160,464)	(39,972)	(1,458)	(594)	(632,559)	(57,397)

Increase (decrease) in net assets resulting from operations	(81,377)	(30,667)	3,164	(348)	(391,154)	(30,335)

CONTRACT TRANSACTIONS:
Purchase payments received	1,936,044	68,881	51,107	5,181	5,594,001	359,826
Transfers for contract benefits and terminations	(35,796)					(42,073)
Net transfers	356,179	48,154	9,111		269,322	106,355
Contract charges	(3,619)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	2,252,808	117,035	60,218	5,181	5,863,323	424,108

Total increase (decrease) in net assets	2,171,431	86,368	63,382	4,833	5,472,169	393,773

NET ASSETS:

Beginning of period	0	63,382	0	0	0	0

End of period	$2,171,431	$149,750	$63,382	$4,833	$5,472,169	$393,773

CHANGES IN UNITS OUTSTANDING:
Units issued	258,021	10,303	4,940	504	578,902	45,776
Units redeemed	(34,317)	(1,730)	(70)		(4,375)	(4,106)

Net increase (decrease)	223,704	8,573	4,870	504	574,527	41,670

(1)	For the period May 24, 2018 to December 31, 2018.
(2)	For the period May 23, 2017 to December 31, 2017.
(3)	For the period August 28, 2018 to December 31, 2018.
(4)	For the period July 25, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	GREAT-WEST LIFETIME 2030 FUND		GREAT-WEST LIFETIME 2035 FUND		GREAT-WEST LIFETIME 2050 FUND		GREAT-WEST LIFETIME 2055 FUND		GREAT-WEST MID CAP VALUE FUND
	2018		2018		2018		2018		2018		2017
	(1)		(2)		(3)		(3)				(4)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss) $	1,157	$	825	$	918	$	226	$	10,674	$	9,088
Net realized gain (loss) on investments	1,335		5,553		903		571		1,164		5,366
Change in net unrealized appreciation (depreciation) on investments	(6,799)		(14,030)		(2,895)		(1,233)		(46,865)		(6,181)

Increase (decrease) in net assets resulting from operations	(4,307)		(7,652)		(1,074)		(436)		(35,027)		8,273

CONTRACT TRANSACTIONS:
Purchase payments received	70,946		74,520		43,551		17,421		152,511		129,707
Transfers for contract benefits and terminations									(13,284)		(15,531)
Net transfers	1				(1)				(7,195)		17,444
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	70,947		74,520		43,550		17,421		132,032		131,620

Total increase (decrease) in net assets	66,640		66,868		42,476		16,985		97,005		139,893

NET ASSETS:
Beginning of period	0		0		0		0		139,893		0

End of period $	66,640	$	66,868	$	42,476	$	16,985	$	236,898	$	139,893

CHANGES IN UNITS OUTSTANDING:
Units issued	7,139		7,256		4,699		1,882		14,866		11,730
Units redeemed	0								(4,944)		(1,216)

Net increase (decrease)	7,139		7,256		4,699		1,882		9,922		10,514

(1)	For the period October 17, 2018 to December 31, 2018.
(2)	For the period September 7, 2018 to December 31, 2018.
(3)	For the period December 17, 2018 to December 31, 2018.
(4)	For the period May 23, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	GREAT-WEST MODERATE PROFILE FUND	GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND	GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND	GREAT-WEST MULTI-SECTOR BOND FUND
	2018	2018	2018	2018	2017
	(1)	(2)	(3)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$48,015	$4,084	$3,849	$72,161	$17,008
Net realized gain (loss) on investments	120,580	8,316	2,489	20,868	10,236
Change in net unrealized appreciation (depreciation) on investments	(322,096)	(31,933)	(18,552)	(243,860)	27,560

Increase (decrease) in net assets resulting from operations	(153,501)	(19,533)	(12,214)	(150,831)	54,804

CONTRACT TRANSACTIONS:
Purchase payments received	2,592,893	279,211	120,593	1,322,993	1,781,527
Transfers for contract benefits and terminations	(10,202)	(8,299)	(1,811)	(24,444)	(6,268)
Net transfers	631,437	(29,691)	116,898	332,416	596,318
Contract charges	(1,546)		(383)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	3,212,582	241,221	235,297	1,630,965	2,371,577

Total increase (decrease) in net assets	3,059,081	221,688	223,083	1,480,134	2,426,381

NET ASSETS:
Beginning of period	0	0	0	2,735,224	308,843

End of period	$3,059,081	$221,688	$223,083	$4,215,358	$2,735,224

CHANGES IN UNITS OUTSTANDING:
Units issued	331,958	27,853	33,091	169,882	248,156
Units redeemed	(6,338)	(3,911)	(9,717)	(20,275)	(28,655)

Net increase (decrease)	325,620	23,942	23,374	149,607	219,501

(1)	For the period August 8, 2018 to December 31, 2018.
(2)	For the period July 17, 2018 to December 31, 2018.
(3)	For the period July 10, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

		GREAT-WEST SECUREFOUNDATION® BALANCED FUND		GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND		INVESCO V.I. COMSTOCK FUND
		2018	2017	2018	2017	2018	2017
					(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)		$2,354,937	$2,085,823	$(3,041)	$58	$58,201	$77,357
Net realized gain (loss) on investments		7,726,672	3,921,324	55,193	5,109	823,847	447,219
Change in net unrealized appreciation (depreciation) on investments		(20,561,404)	11,803,966	(157,521)	2,304	(1,628,765)	357,360

Increase (decrease) in net assets resulting from operations		(10,479,795)	17,811,113	(105,369)	7,471	(746,717)	881,936

CONTRACT TRANSACTIONS:
Purchase payments received		19,399,726	28,194,171	830,193	75,870	924,037	517,819
Transfers for contract benefits and terminations		(9,938,487)	(11,650,544)			(471,991)	(784,372)
Net transfers		(3,366,316)	4,435,838	144,851	19,034	(676,042)	(182,689)
Contract charges		(2,119,005)	(1,469,924)				(41)
Adjustments to net assets allocated to contracts in payout phase		113,002	(114,332)			(2,526)	4,527

Increase (decrease) in net assets resulting from contract transactions		4,088,920	19,395,209	975,044	94,904	(226,522)	(444,756)

Total increase (decrease) in net assets		(6,390,875)	37,206,322	869,675	102,375	(973,239)	437,180

NET ASSETS:
Beginning of period		171,609,214	134,402,892	102,375	0	6,120,765	5,683,585

End of period		$165,218,339	$171,609,214	$972,050	$102,375	$5,147,526	$6,120,765

CHANGES IN UNITS OUTSTANDING:
Units issued		1,641,322	2,963,585	87,734	9,150	136,128	77,467
Units redeemed		(1,340,016)	(1,266,429)	(7,885)	(61)	(145,266)	(84,212)

Net increase (decrease)		301,306	1,697,156	79,849	9,089	(9,138)	(6,745)

	(1)	For the period May 31, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

		INVESCO V.I. CORE EQUITY FUND				INVESCO V.I. GROWTH & INCOME FUND				INVESCO V.I. HIGH YIELD FUND
		2018		2017		2018		2017		2018		2017

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	541	$	7,678	$	154,447	$	92,114	$	202,816	$	134,436
Net realized gain (loss) on investments		564,211		290,189		936,091		497,763		14,487		101,863
Change in net unrealized appreciation (depreciation) on investments		(884,891)		155,039		(2,701,492)		890,751		(423,359)		(25,119)

Increase (decrease) in net assets resulting from operations		(320,139)		452,906		(1,610,954)		1,480,628		(206,056)		211,180

CONTRACT TRANSACTIONS:
Purchase payments received						414,326		797,633		372,668		128,232
Transfers for contract benefits and terminations		(332,392)		(154,326)		(730,335)		(1,035,180)		(221,583)		(291,571)
Net transfers		(542,734)		(48,183)		(490,077)		(228,647)		414,876		310,411
Contract charges				(279)				(129)				(111)
Adjustments to net assets allocated to contracts in payout phase		5,928		51		9,983		2,565		3,467		(8,619)

Increase (decrease) in net assets resulting from contract transactions		(869,198)		(202,737)		(796,103)		(463,758)		569,428		138,342

Total increase (decrease) in net assets		(1,189,337)		250,169		(2,407,057)		1,016,870		363,372		349,522

NET ASSETS:
Beginning of period		4,067,435		3,817,266		12,323,578		11,306,708		4,077,644		3,728,122

End of period	$	2,878,098	$	4,067,435	$	9,916,521	$	12,323,578	$	4,441,016	$	4,077,644

CHANGES IN UNITS OUTSTANDING:
Units issued		(0)		253		41,978		118,034		132,374		36,152
Units redeemed		(25,139)		(6,264)		(66,620)		(115,253)		(84,866)		(23,169)

Net increase (decrease)		(25,139)		(6,011)		(24,642)		2,781		47,508		12,983

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

		INVESCO V.I. INTERNATIONAL GROWTH FUND				INVESCO V.I. MID CAP CORE EQUITY FUND				INVESCO V.I. SMALL CAP EQUITY FUND
		2018		2017		2018		2017		2018		2017

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	159,203	$	102,321	$	(5,145)	$	(4,477)	$	(24,145)	$	(22,383)
Net realized gain (loss) on investments		398,283		233,854		285,282		46,666		240,242		58,737
Change in net unrealized appreciation (depreciation) on investments		(2,746,526)		2,265,932		(527,980)		256,695		(634,249)		344,505

Increase (decrease) in net assets resulting from operations		(2,189,040)		2,602,107		(247,843)		298,884		(418,152)		380,859

CONTRACT TRANSACTIONS:
Purchase payments received		450,846		777,315						103,812		308,971
Transfers for contract benefits and terminations		(623,438)		(379,652)		(53,162)		(93,252)		(108,484)		(194,149)
Net transfers		(836,009)		228,117		(264,257)		(79,919)		(563,966)		(147,779)
Contract charges				(22)				(6)				(46)
Adjustments to net assets allocated to contracts in payout phase		7,055		6,558		261		(242)		3,741		(112)

Increase (decrease) in net assets resulting from contract transactions		(1,001,546)		632,316		(317,158)		(173,419)		(564,897)		(33,115)

Total increase (decrease) in net assets		(3,190,586)		3,234,423		(565,001)		125,465		(983,049)		347,744

NET ASSETS:
Beginning of period		14,774,274		11,539,851		2,321,853		2,196,388		3,209,812		2,862,068

End of period	$	11,583,688	$	14,774,274	$	1,756,852	$	2,321,853	$	2,226,763	$	3,209,812

CHANGES IN UNITS OUTSTANDING:
Units issued		162,219		217,021		52		313		28,652		40,967
Units redeemed		(225,551)		(156,664)		(14,274)		(8,125)		(45,869)		(34,745)

Net increase (decrease)		(63,332)		60,357		(14,222)		(7,812)		(17,217)		6,222

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

		INVESCO V.I. TECHNOLOGY FUND				IVY VIP INTERNATIONAL CORE EQUITY				JANUS HENDERSON VIT BALANCED PORTFOLIO INSTITUTIONAL SHARES
		2018		2017		2018		2017		2018		2017

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	(27,917)	$	(23,279)	$	21,716	$	2,054	$	234,082	$	133,502
Net realized gain (loss) on investments		446,589		284,774		102,510		12,598		660,713		109,773
Change in net unrealized appreciation (depreciation) on investments		(499,900)		587,243		(656,090)		183,962		(890,889)		2,023,521

Increase (decrease) in net assets resulting from operations		(81,228)		848,738		(531,864)		198,614		3,906		2,266,796

CONTRACT TRANSACTIONS:
Purchase payments received				960		542,783		1,905,213		675,051		970,982
Transfers for contract benefits and terminations		(314,836)		(124,313)		(111,784)		(41,612)		(452,439)		(681,100)
Net transfers		433,089		185,283		221,781		89,864		265,907		(857,813)
Contract charges				(297)								(103)
Adjustments to net assets allocated to contracts in payout phase		379		509						1,439		2,150

Increase (decrease) in net assets resulting from contract transactions		118,632		62,142		652,780		1,953,465		489,958		(565,884)

Total increase (decrease) in net assets		37,404		910,880		120,916		2,152,079		493,864		1,700,912

NET ASSETS:
Beginning of period		3,304,473		2,393,593		2,436,070		283,991		14,702,392		13,001,480

End of period	$	3,341,877	$	3,304,473	$	2,556,986	$	2,436,070	$	15,196,256	$	14,702,392

CHANGES IN UNITS OUTSTANDING:
Units issued		62,615		59,305		83,762		200,590		131,557		152,759
Units redeemed		(66,482)		(76,994)		(21,200)		(12,111)		(63,000)		(176,431)

Net increase (decrease)		(3,867)		(17,689)		62,562		188,479		68,557		(23,672)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

		JANUS HENDERSON VIT BALANCED PORTFOLIO SERVICE SHARES				JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES				JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO SERVICE SHARES
		2018		2017		2018		2017		2018		2017
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	1,057,463	$	570,791	$	510,046	$	505,210	$	770,717	$	795,966
Net realized gain (loss) on investments		4,378,926		1,104,564		(124,486)		19,977		(256,633)		(499,068)
Change in net unrealized appreciation (depreciation) on investments		(6,085,594)		11,301,244		(786,024)		91,731		(1,404,344)		904,352

Increase (decrease) in net assets resulting from operations		(649,205)		12,976,599		(400,464)		616,918		(890,260)		1,201,250

CONTRACT TRANSACTIONS:
Purchase payments received		11,510,721		10,724,012		1,336,117		1,606,169		217,913		485,058
Transfers for contract benefits and terminations		(3,168,559)		(2,459,676)		(1,180,900)		(912,405)		(2,350,348)		(3,748,630)
Net transfers		(1,169,212)		(868,869)		(2,676,144)		836,114		(1,780,654)		(3,439,762)
Contract charges				(426)				(203)				(188)
Adjustments to net assets allocated to contracts in payout phase		(55,852)		28,631		34,245		8,317		15,032		(8,647)

Increase (decrease) in net assets resulting from contract transactions		7,117,098		7,423,672		(2,486,682)		1,537,992		(3,898,057)		(6,712,169)

Total increase (decrease) in net assets		6,467,893		20,400,271		(2,887,146)		2,154,910		(4,788,317)		(5,510,919)

NET ASSETS:
Beginning of period		92,302,240		71,901,969		22,724,811		20,569,901		43,710,425		49,221,344

End of period	$	98,770,133	$	92,302,240	$	19,837,665	$	22,724,811	$	38,922,108	$	43,710,425

CHANGES IN UNITS OUTSTANDING:
Units issued		1,152,565		1,124,698		218,340		336,228		211,059		284,984
Units redeemed		(533,927)		(423,315)		(373,017)		(140,185)		(454,008)		(714,498)

Net increase (decrease)		618,638		701,383		(154,677)		196,043		(242,949)		(429,514)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO		JANUS HENDERSON VIT GLOBAL TECHNOLOGY PORTFOLIO INSTITUTIONAL SHARES		JANUS HENDERSON VIT GLOBAL TECHNOLOGY PORTFOLIO SERVICE SHARES
	2018	2017	2018	2017	2018	2017

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$44,153	$3,171	$1,219	$(30)	$24,808	$(6,446)
Net realized gain (loss) on investments	409,349	289,307	37,304	32,763	977,865	488,698
Change in net unrealized appreciation (depreciation) on investments	(1,343,649)	1,635,348	(56,633)	17,195	(1,273,455)	407,866

Increase (decrease) in net assets resulting from operations	(890,147)	1,927,826	(18,110)	49,928	(270,782)	890,118

CONTRACT TRANSACTIONS:
Purchase payments received	2,003,557	191,945	164,493	23,154	120,572	2,037
Transfers for contract benefits and terminations	(459,425)	(361,535)	(2,946)	(2,169)	(219,739)	(159,217)
Net transfers	153,428	564,272	(40,872)	(73,878)	2,558,115	2,432,517
Contract charges		(861)
Adjustments to net assets allocated to contracts in payout phase	57,881	(23,803)

Increase (decrease) in net assets resulting from contract transactions	1,755,441	370,018	120,675	(52,893)	2,458,948	2,275,337

Total increase (decrease) in net assets	865,294	2,297,844	102,565	(2,965)	2,188,166	3,165,455

NET ASSETS:
Beginning of period	9,561,730	7,263,886	140,928	143,893	4,760,858	1,595,403

End of period	$10,427,024	$9,561,730	$243,493	$140,928	$6,949,024	$4,760,858

CHANGES IN UNITS OUTSTANDING:
Units issued	200,349	70,339	13,606	3,402	321,229	278,108
Units redeemed	(52,985)	(28,170)	(8,123)	(7,015)	(204,295)	(145,801)

Net increase (decrease)	147,364	42,169	5,483	(3,613)	116,934	132,307

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	JANUS HENDERSON VIT OVERSEAS PORTFOLIO INSTITUTIONAL SHARES		JANUS HENDERSON VIT OVERSEAS PORTFOLIO SERVICE SHARES		JANUS HENDERSON VIT RESEARCH PORTFOLIO
	2018	2017	2018	2017	2018	2017

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$31,683	$28,839	$14,054	$13,468	$(24,444)	$(32,942)
Net realized gain (loss) on investments	(244,368)	(318,581)	(173,454)	(160,674)	640,756	214,858
Change in net unrealized appreciation (depreciation) on investments	(309,403)	1,217,148	(90,586)	578,680	(819,777)	1,514,773

Increase (decrease) in net assets resulting from operations	(522,088)	927,406	(249,986)	431,474	(203,465)	1,696,689

CONTRACT TRANSACTIONS:
Purchase payments received			7,837	4,486
Transfers for contract benefits and terminations	(347,047)	(264,507)	(530,812)	(45,801)	(342,401)	(430,386)
Net transfers	(64,853)	(195,846)	194,576	(48,456)	(435,076)	(166,826)
Contract charges		(384)		(88)		(847)
Adjustments to net assets allocated to contracts in payout phase	3,741	(474)	(2,710)	8,981	72,996	(25,970)

Increase (decrease) in net assets resulting from contract transactions	(408,159)	(461,211)	(331,109)	(80,878)	(704,481)	(624,029)

Total increase (decrease) in net assets	(930,247)	466,195	(581,095)	350,596	(907,946)	1,072,660

NET ASSETS:
Beginning of period	3,706,021	3,239,826	1,836,441	1,485,845	7,713,021	6,640,361

End of period	$2,775,774	$3,706,021	$1,255,346	$1,836,441	$6,805,075	$7,713,021

CHANGES IN UNITS OUTSTANDING:
Units issued	254	344	69,083	28,659	(2,873)	(547)
Units redeemed	(15,947)	(19,164)	(101,728)	(39,187)	(19,711)	(18,106)

Net increase (decrease)	(15,693)	(18,820)	(32,645)	(10,528)	(22,584)	(18,653)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO		LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO		LVIP BARON GROWTH OPPORTUNITIES FUND
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(10,596)	$(7,932)	$157,217	$168,582	$(170,729)	$(155,457)
Net realized gain (loss) on investments	455,243	164,897	521,746	239,277	1,970,986	1,750,280
Change in net unrealized appreciation (depreciation) on investments	(847,367)	153,450	(3,973,373)	3,322,946	(2,640,395)	3,102,126

Increase (decrease) in net assets resulting from operations	(402,720)	310,415	(3,294,410)	3,730,805	(840,138)	4,696,949

CONTRACT TRANSACTIONS:
Purchase payments received	133,167	228,499	735,259	596,552	191,804	70,170
Transfers for contract benefits and terminations	(140,535)	(7,919)	(1,074,139)	(1,537,659)	(1,372,237)	(1,401,101)
Net transfers	307,844	168,744	(1,548,368)	895,057	(181,823)	(618,942)
Contract charges				(117)		(262)
Adjustments to net assets allocated to contracts in payout phase	471	625	3,975	4,434	26,514	14,109

Increase (decrease) in net assets resulting from contract transactions	300,947	389,949	(1,883,273)	(41,733)	(1,335,742)	(1,936,026)

Total increase (decrease) in net assets	(101,773)	700,364	(5,177,683)	3,689,072	(2,175,880)	2,760,923

NET ASSETS:
Beginning of period	2,754,602	2,054,238	17,702,157	14,013,085	21,276,257	18,515,334

End of period	$2,652,829	$2,754,602	$12,524,474	$17,702,157	$19,100,377	$21,276,257

CHANGES IN UNITS OUTSTANDING:
Units issued	114,925	51,342	239,680	344,442	64,754	64,967
Units redeemed	(104,856)	(34,751)	(345,007)	(317,321)	(89,829)	(108,449)

Net increase (decrease)	10,069	16,591	(105,327)	27,121	(25,075)	(43,482)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

		MFS VIT II INTERNATIONAL VALUE PORTFOLIO		MFS VIT III MID CAP VALUE PORTFOLIO		MFS VIT UTILITIES SERIES
		2018	2017	2018	2017	2018	2017
					(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)		$78,050	$214,211	$533	$375	$1,723	$256,036
Net realized gain (loss) on investments		1,585,731	1,229,104	12,746	1,139	187,451	(159,799)
Change in net unrealized appreciation (depreciation) on investments		(5,700,723)	5,999,564	(58,657)	3,297	(192,439)	822,511

Increase (decrease) in net assets resulting from operations		(4,036,942)	7,442,879	(45,378)	4,811	(3,265)	918,748

CONTRACT TRANSACTIONS:
Purchase payments received		1,555,180	1,774,172	224,683	55,885	161,679	284,879
Transfers for contract benefits and terminations		(2,166,607)	(3,066,677)	(487)		(249,105)	(337,288)
Net transfers		1,903,235	3,857,543	102,971	24,151	(1,613,901)	226,964
Contract charges			(109)				(116)
Adjustments to net assets allocated to contracts in payout phase		(1,479)	7,071			(27,016)	20,527

Increase (decrease) in net assets resulting from contract transactions		1,290,329	2,572,000	327,167	80,036	(1,728,343)	194,966

Total increase (decrease) in net assets		(2,746,613)	10,014,879	281,789	84,847	(1,731,608)	1,113,714

NET ASSETS:
Beginning of period		37,535,805	27,520,926	84,847	0	7,168,605	6,054,891

End of period		$34,789,192	$37,535,805	$366,636	$84,847	$5,436,997	$7,168,605

CHANGES IN UNITS OUTSTANDING:
Units issued		337,697	368,756	30,519	10,271	62,351	160,941
Units redeemed		(209,840)	(201,277)	(202)	(2,513)	(167,333)	(137,156)

Net increase (decrease)		127,857	167,479	30,317	7,758	(104,982)	23,785

	(1)	For the period June 21, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	MORGAN STANLEY VIF U.S. REAL ESTATE PORTFOLIO		NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO		NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO
	2018	2017	2018	2017	2018	2017

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$114,160	$42,150	$(4,158)	$(2,033)	$(1,673)	$(1,038)
Net realized gain (loss) on investments	123,794	490,352	42,212	76	100,653	29,305
Change in net unrealized appreciation (depreciation) on investments	(709,002)	(410,865)	(207,928)	130,534	(115,982)	93,725

Increase (decrease) in net assets resulting from operations	(471,048)	121,637	(169,874)	128,577	(17,002)	121,992

CONTRACT TRANSACTIONS:
Purchase payments received	160	125	107,495	121,191	11,399	1,449
Transfers for contract benefits and terminations	(550,774)	(468,025)	(34,546)	(53,033)		(1,480)
Net transfers	(522,939)	(1,335,700)	(37,481)	(146,731)	(327,511)	(73)
Contract charges		(293)
Adjustments to net assets allocated to contracts in payout phase	10,685	43,920	364	650

Increase (decrease) in net assets resulting from contract transactions	(1,062,868)	(1,759,973)	35,832	(77,923)	(316,112)	(104)

Total increase (decrease) in net assets	(1,533,916)	(1,638,336)	(134,042)	50,654	(333,114)	121,888

NET ASSETS:
Beginning of period	6,280,616	7,918,952	924,610	873,956	817,513	695,625

End of period	$4,746,700	$6,280,616	$790,568	$924,610	$484,399	$817,513

CHANGES IN UNITS OUTSTANDING:
Units issued	10,607	8,824	15,355	17,905	2,634	125
Units redeemed	(32,315)	(47,332)	(11,767)	(22,998)	(26,807)	(131)

Net increase (decrease)	(21,708)	(38,508)	3,588	(5,093)	(24,173)	(6)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	NVIT MID CAP INDEX FUND		OPPENHEIMER GLOBAL FUND/VA		OPPENHEIMER INTERNATIONAL GROWTH FUND/VA
	2018	2017	2018	2017	2018	2017

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$77,915	$904,929	$84,200	$59,393	$30,790	$105,150
Net realized gain (loss) on investments	2,343,558	1,013,546	4,277,390	833,923	582,272	270,250
Change in net unrealized appreciation (depreciation) on investments	(5,024,381)	954,246	(8,682,240)	7,978,391	(4,014,170)	2,857,304

Increase (decrease) in net assets resulting from operations	(2,602,908)	2,872,721	(4,320,650)	8,871,707	(3,401,108)	3,232,704

CONTRACT TRANSACTIONS:
Purchase payments received	1,147,373	1,084,328	640,749	748,602	990,731	1,209,948
Transfers for contract benefits and terminations	(1,143,408)	(1,203,477)	(2,128,692)	(1,437,886)	(1,072,131)	(698,500)
Net transfers	(1,679,917)	(61,158)	(1,177,056)	954,706	66,273	(89,651)
Contract charges		(131)		(327)
Adjustments to net assets allocated to contracts in payout phase	12,177	8,014	(13,009)	16,961	1,500	621

Increase (decrease) in net assets resulting from contract transactions	(1,663,775)	(172,424)	(2,678,008)	282,056	(13,627)	422,418

Total increase (decrease) in net assets	(4,266,683)	2,700,297	(6,998,658)	9,153,763	(3,414,735)	3,655,122

NET ASSETS:
Beginning of period	22,733,727	20,033,430	34,166,934	25,013,171	16,504,490	12,849,368

End of period	$18,467,044	$22,733,727	$27,168,276	$34,166,934	$13,089,755	$16,504,490

CHANGES IN UNITS OUTSTANDING:
Units issued	131,856	184,227	140,699	176,119	235,462	176,503
Units redeemed	(153,665)	(148,973)	(197,719)	(116,257)	(204,517)	(107,186)

Net increase (decrease)	(21,809)	35,254	(57,020)	59,862	30,945	69,317

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

		OPPENHEIMER MAIN STREET SMALL CAP FUND/VA				PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO				PIMCO VIT EMERGING MARKETS BOND PORTFOLIO
		2018		2017		2018		2017		2018		2017
												(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	(8,756)	$	3,821	$	16,956	$	104,737	$	13,807	$	3,221
Net realized gain (loss) on investments		302,006		141,331		(11,545)		(25,990)		(2,103)		3
Change in net unrealized appreciation (depreciation) on investments		(733,768)		63,633		(192,858)		(62,125)		(29,152)		590

Increase (decrease) in net assets resulting from operations		(440,518)		208,785		(187,447)		16,622		(17,448)		3,814

CONTRACT TRANSACTIONS:
Purchase payments received		407,856		160,529		142,544		156,753		270,715		99,836
Transfers for contract benefits and terminations		(145,489)		(113,391)		(70,271)		(67,438)		(28)
Net transfers		1,091,886		290,490		274,990		(49,211)		126,765		99,763
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions		1,354,253		337,628		347,263		40,104		397,452		199,599

Total increase (decrease) in net assets		913,735		546,413		159,816		56,726		380,004		203,413

NET ASSETS:
Beginning of period		1,844,348		1,297,935		1,006,109		949,383		203,413		0

End of period	$	2,758,083	$	1,844,348	$	1,165,925	$	1,006,109	$	583,417	$	203,413

CHANGES IN UNITS OUTSTANDING:
Units issued		114,335		61,512		86,985		41,683		44,739		19,677
Units redeemed		(22,885)		(34,133)		(30,258)		(35,101)		(4,845)		(7)

Net increase (decrease)		91,450		27,379		56,727		6,582		39,894		19,670

(1)		For the period May 22, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	PIMCO VIT HIGH YIELD PORTFOLIO		PIMCO VIT LOW DURATION PORTFOLIO		PIMCO VIT REAL RETURN PORTFOLIO
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,327,617	$1,323,985	$923,693	$458,259	$39,807	$23,057
Net realized gain (loss) on investments	(282,106)	(119,972)	(574,072)	(323,774)	(10,177)	(8,138)
Change in net unrealized appreciation (depreciation) on investments	(2,055,602)	557,695	(614,277)	321,796	(82,573)	22,740

Increase (decrease) in net assets resulting from operations	(1,010,091)	1,761,708	(264,656)	456,281	(52,943)	37,659

CONTRACT TRANSACTIONS:
Purchase payments received	2,215,581	2,304,342	4,935,984	4,944,908	736,737	458,642
Transfers for contract benefits and terminations	(1,827,054)	(1,720,520)	(6,005,037)	(7,584,759)	(90,300)	(71,296)
Net transfers	(6,076,244)	243,361	4,998,836	2,863,405	194,460	298,541
Contract charges		(105)		(204)
Adjustments to net assets allocated to contracts in payout phase	1,509	(11,160)	16,241	1,676

Increase (decrease) in net assets resulting from contract transactions	(5,686,208)	815,918	3,946,024	225,026	840,897	685,887

Total increase (decrease) in net assets	(6,696,299)	2,577,626	3,681,368	681,307	787,954	723,546

NET ASSETS:
Beginning of period	33,523,802	30,946,176	74,454,858	73,773,551	1,598,693	875,147

End of period	$26,827,503	$33,523,802	$78,136,226	$74,454,858	$2,386,647	$1,598,693

CHANGES IN UNITS OUTSTANDING:
Units issued	584,426	475,333	1,826,064	1,394,795	109,552	84,725
Units redeemed	(857,690)	(316,548)	(1,433,657)	(1,234,890)	(25,374)	(15,896)

Net increase (decrease)	(273,264)	158,785	392,407	159,905	84,178	68,829

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

		INVESTMENT DIVISIONS

		PIMCO VIT TOTAL RETURN PORTFOLIO		PIONEER BOND VCT PORTFOLIO	PIONEER EMERGING MARKETS VCT PORTFOLIO	PIONEER FUND VCT PORTFOLIO
		2018	2017	2018	2017	2018	2017
				(1)	(2)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)		$2,144,965	$1,462,201	$839	$(920)	$10,147	$11,846
Net realized gain (loss) on investments		342,932	(375,936)	(2)	(37,204)	531,521	375,705
Change in net unrealized appreciation (depreciation) on investments		(3,891,712)	3,359,421	(900)	76,537	(589,009)	199,545

Increase (decrease) in net assets resulting from operations		(1,403,815)	4,445,686	(63)	38,413	(47,341)	587,096

CONTRACT TRANSACTIONS:
Purchase payments received		9,936,846	8,408,152	99,999		58,869	6,410
Transfers for contract benefits and terminations		(9,320,389)	(9,247,292)		(586)	(446,631)	(126,213)
Net transfers		2,104,692	14,341,808	1	(178,551)	104,018	(235,280)
Contract charges			(397)				(175)
Adjustments to net assets allocated to contracts in payout phase		59,377	(5,871)			5,504	(9,656)

Increase (decrease) in net assets resulting from contract transactions		2,780,526	13,496,400	100,000	(179,137)	(278,240)	(364,914)

Total increase (decrease) in net assets		1,376,711	17,942,086	99,937	(140,724)	(325,581)	222,182

NET ASSETS:
Beginning of period		118,557,025	100,614,939	0	140,724	3,252,406	3,030,224

End of period		$119,933,736	$118,557,025	$99,937	$0	$2,926,825	$3,252,406

CHANGES IN UNITS OUTSTANDING:
Units issued		1,754,142	2,097,966	9,955		14,554	652
Units redeemed		(1,279,834)	(940,923)		(25,643)	(18,994)	(16,665)

Net increase (decrease)		474,308	1,157,043	9,955	(25,643)	(4,440)	(16,013)

	(1)	For the period September 11, 2018 to December 31, 2018.
	(2)	For the period January 1, 2017 to November 2, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	PIONEER MID CAP VALUE VCT PORTFOLIO		PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO		PRUDENTIAL SERIES FUND EQUITY PORTFOLIO
	2018	2017	2018	2017	2018	2017

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(5,134)	$(2,799)	$(53,138)	$(37,338)	$(12,665)	$(11,906)
Net realized gain (loss) on investments	127,016	127,925	966,184	165,682	72,366	158,690
Change in net unrealized appreciation (depreciation) on investments	(464,994)	91,278	(1,462,396)	1,160,815	(146,093)	180,539

Increase (decrease) in net assets resulting from operations	(343,112)	216,404	(549,350)	1,289,159	(86,392)	327,323

CONTRACT TRANSACTIONS:
Purchase payments received	270	720	501,840	17,234
Transfers for contract benefits and terminations	(84,658)	(80,229)	(299,686)	(248,369)	(32,364)	(19,406)
Net transfers	(103,424)	(243,140)	851,450	(34,213)	24,302	(348,124)
Contract charges		(22)		(174)		(14)
Adjustments to net assets allocated to contracts in payout phase	(847)	460	(1,093)	(473)	153	492

Increase (decrease) in net assets resulting from contract transactions	(188,659)	(322,211)	1,052,511	(265,995)	(7,909)	(367,052)

Total increase (decrease) in net assets	(531,771)	(105,807)	503,161	1,023,164	(94,301)	(39,729)

NET ASSETS:
Beginning of period	1,834,715	1,940,522	5,714,319	4,691,155	1,396,420	1,436,149

End of period	$1,302,944	$1,834,715	$6,217,480	$5,714,319	$1,302,119	$1,396,420

CHANGES IN UNITS OUTSTANDING:
Units issued	4,738	37,422	101,592	29,339	21,793	220
Units redeemed	(14,977)	(54,654)	(38,064)	(38,893)	(21,811)	(17,742)

Net increase (decrease)	(10,239)	(17,232)	63,528	(9,554)	(18)	(17,522)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO		PUTNAM VT EQUITY INCOME FUND		PUTNAM VT GLOBAL ASSET ALLOCATION FUND
	2018	2017	2018	2017	2018	2017

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(5,339)	$(5,537)	$(971)	$130,440	$16,930	$1,250
Net realized gain (loss) on investments	(15,330)	(43,154)	988,378	937,707	76,174	6,577
Change in net unrealized appreciation (depreciation) on investments	(128,453)	32,425	(2,185,164)	975,583	(167,533)	24,125

Increase (decrease) in net assets resulting from operations	(149,122)	(16,266)	(1,197,757)	2,043,730	(74,429)	31,952

CONTRACT TRANSACTIONS:
Purchase payments received			655,771	587,176	822,239	143,206
Transfers for contract benefits and terminations	(39,585)	(25,278)	(364,571)	(1,355,534)	(8,969)	(9,988)
Net transfers	(14,623)	(77,454)	(548,958)	(295,421)	(140,620)	39,937
Contract charges				(92)
Adjustments to net assets allocated to contracts in payout phase	(753)	15	9,282	7,775

Increase (decrease) in net assets resulting from contract transactions	(54,961)	(102,717)	(248,476)	(1,056,096)	672,650	173,155

Total increase (decrease) in net assets	(204,083)	(118,983)	(1,446,233)	987,634	598,221	205,107

NET ASSETS:
Beginning of period	834,033	953,016	13,005,287	12,017,653	355,102	149,995

End of period	$629,950	$834,033	$11,559,054	$13,005,287	$953,323	$355,102

CHANGES IN UNITS OUTSTANDING:
Units issued		768	103,052	130,059	80,100	15,822
Units redeemed	(5,323)	(10,936)	(115,527)	(146,984)	(24,459)	(840)

Net increase (decrease)	(5,323)	(10,168)	(12,475)	(16,925)	55,641	14,982

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	PUTNAM VT GLOBAL HEALTH CARE FUND		PUTNAM VT INCOME FUND		PUTNAM VT INTERNATIONAL EQUITY FUND
	2018	2017	2018	2017	2018	2017

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$12,514	$(13,002)	$98,134	$32,194	$8,174	$5,122
Net realized gain (loss) on investments	342,033	87,040	(78,407)	(4,602)	8,848	1,474
Change in net unrealized appreciation (depreciation) on investments	(390,863)	712,543	(8,784)	19,012	(262,714)	89,900

Increase (decrease) in net assets resulting from operations	(36,316)	786,581	10,943	46,604	(245,692)	96,496

CONTRACT TRANSACTIONS:
Purchase payments received	52,355	14,387	5,103,287	484,200	576,416	275,469
Transfers for contract benefits and terminations	(219,570)	(407,705)	(19,978)	(14,168)	(22,598)
Net transfers	(834,260)	(1,011,962)	(2,445,980)	133,810	(8,178)	92,632
Contract charges		(185)
Adjustments to net assets allocated to contracts in payout phase	(2,798)	141,996

Increase (decrease) in net assets resulting from contract transactions	(1,004,273)	(1,263,469)	2,637,329	603,842	545,640	368,101

Total increase (decrease) in net assets	(1,040,589)	(476,888)	2,648,272	650,446	299,948	464,597

NET ASSETS:
Beginning of period	5,209,604	5,686,492	1,329,532	679,086	736,015	271,418

End of period	$4,169,015	$5,209,604	$3,977,804	$1,329,532	$1,035,963	$736,015

CHANGES IN UNITS OUTSTANDING:
Units issued	15,503	39,544	507,913	66,799	50,796	31,943
Units redeemed	(65,821)	(98,577)	(249,924)	(7,247)	(7,047)	(606)

Net increase (decrease)	(50,318)	(59,033)	257,989	59,552	43,749	31,337

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	PUTNAM VT INTERNATIONAL VALUE FUND		PUTNAM VT MORTGAGE SECURITIES FUND		PUTNAM VT MULTI-CAP CORE FUND
	2018	2017	2018	2017	2018	2017

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$12,172	$5,922	$144,904	$154,699	$5,688	$4,327
Net realized gain (loss) on investments	9,805	8,409	(171,839)	(249,535)	124,629	60,270
Change in net unrealized appreciation (depreciation) on investments	(202,333)	93,519	(98,535)	197,217	(199,821)	88,649

Increase (decrease) in net assets resulting from operations	(180,356)	107,850	(125,470)	102,381	(69,504)	153,246

CONTRACT TRANSACTIONS:
Purchase payments received	220,272	88,879	52,112	105,566	163,377	118,863
Transfers for contract benefits and terminations	(3,629)	(30,743)	(987,431)	(2,671,825)	(41,608)	(79,204)
Net transfers	112,781	68,473	(397,048)	(2,487,389)	(202,802)	(27,776)
Contract charges				(26)
Adjustments to net assets allocated to contracts in payout phase			9,878	(3,353)

Increase (decrease) in net assets resulting from contract transactions	329,424	126,609	(1,322,489)	(5,057,027)	(81,033)	11,883

Total increase (decrease) in net assets	149,068	234,459	(1,447,959)	(4,954,646)	(150,537)	165,129

NET ASSETS:
Beginning of period	662,784	428,325	7,117,407	12,072,053	902,046	736,917

End of period	$811,852	$662,784	$5,669,448	$7,117,407	$751,509	$902,046

CHANGES IN UNITS OUTSTANDING:
Units issued	38,130	23,669	86,960	109,916	29,306	15,413
Units redeemed	(8,992)	(12,043)	(213,113)	(587,520)	(35,125)	(15,127)

Net increase (decrease)	29,138	11,626	(126,153)	(477,604)	(5,819)	286

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	PUTNAM VT SMALL CAP VALUE FUND		ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO		SCHWAB GOVERNMENT MONEY MARKET PORTFOLIO
	2018	2017	2018	2017	2018	2017

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(63)	$258	$(16,601)	$1,165	$796,322	$(254,530)
Net realized gain (loss) on investments	7,096	3,732	(144,311)	(350,153)
Change in net unrealized appreciation (depreciation) on investments	(14,198)	(2,399)	(148,915)	485,406

Increase (decrease) in net assets resulting from operations	(7,165)	1,591	(309,827)	136,418	796,322	(254,530)

CONTRACT TRANSACTIONS:
Purchase payments received	8,809	114,142			20,369,583	24,796,237
Transfers for contract benefits and terminations			(121,578)	(255,320)	(31,461,692)	(17,389,118)
Net transfers	(15,275)	(95,281)	(83,733)	(207,899)	50,735,067	(16,988,550)
Contract charges				(17)		(6,944)
Adjustments to net assets allocated to contracts in payout phase			2,003	(897)	102,618	(49,183)

Increase (decrease) in net assets resulting from contract transactions	(6,466)	18,861	(203,308)	(464,133)	39,745,576	(9,637,558)

Total increase (decrease) in net assets	(13,631)	20,452	(513,135)	(327,715)	40,541,898	(9,892,088)

NET ASSETS:
Beginning of period	38,131	17,679	3,604,901	3,932,616	83,484,536	93,376,624

End of period	$24,500	$38,131	$3,091,766	$3,604,901	$124,026,434	$83,484,536

CHANGES IN UNITS OUTSTANDING:
Units issued	2,280	9,420	3,644	939	12,046,836	5,707,942
Units redeemed	(2,859)	(7,915)	(11,805)	(21,816)	(8,401,486)	(6,548,603)

Net increase (decrease)	(579)	1,505	(8,161)	(20,877)	3,645,350	(840,661)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

		INVESTMENT DIVISIONS

		SCHWAB MARKETTRACK GROWTH PORTFOLIO II		SCHWAB S&P 500 INDEX PORTFOLIO		SCHWAB VIT BALANCED PORTFOLIO
		2018	2017	2018	2017	2018	2017
		(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)		$251,421	$202,157	$3,316,994	$2,708,509	$24,210	$3,751
Net realized gain (loss) on investments		3,735,717	2,498,236	23,626,729	18,116,148	8,924	5,681
Change in net unrealized appreciation (depreciation) on investments		(4,292,929)	1,162,240	(44,516,954)	35,218,293	(283,393)	68,155

Increase (decrease) in net assets resulting from operations		(305,791)	3,862,633	(17,573,231)	56,042,950	(250,259)	77,587

CONTRACT TRANSACTIONS:
Purchase payments received		8,997	44,073	34,444,721	25,078,477	2,388,015	815,465
Transfers for contract benefits and terminations		(2,352,010)	(2,464,800)	(20,413,182)	(19,141,675)	(87,093)	(16,020)
Net transfers		(24,192,241)	(827,267)	(3,454,721)	(1,355,808)	29,677	1,404,113
Contract charges			(657)		(4,751)
Adjustments to net assets allocated to contracts in payout phase		(69,158)	(5,263)	248,132	28,277

Increase (decrease) in net assets resulting from contract transactions		(26,604,412)	(3,253,914)	10,824,950	4,604,520	2,330,599	2,203,558

Total increase (decrease) in net assets		(26,910,203)	608,719	(6,748,281)	60,647,470	2,080,340	2,281,145

NET ASSETS:
Beginning of period		26,910,203	26,301,484	328,557,697	267,910,227	2,463,245	182,100

End of period		$0	$26,910,203	$321,809,416	$328,557,697	$4,543,585	$2,463,245

CHANGES IN UNITS OUTSTANDING:
Units issued		69,065	31,557	3,445,333	2,745,272	216,312	204,266
Units redeemed		(1,053,775)	(167,868)	(1,949,192)	(1,625,197)	(8,078)	(1,470)

Net increase (decrease)		(984,710)	(136,311)	1,496,141	1,120,075	208,234	202,796

	(1)	For the period January 1, 2018 to November 27, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	SCHWAB VIT BALANCED WITH GROWTH PORTFOLIO		SCHWAB VIT GROWTH PORTFOLIO		T. ROWE PRICE HEALTH SCIENCES PORTFOLIO
	2018	2017	2018	2017	2018	2017

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$30,382	$17,382	$1,191	$4,190	$(4,094)	$(1,918)
Net realized gain (loss) on investments	6,305	25,407	18,352	2,232	90,893	11,006
Change in net unrealized appreciation (depreciation) on investments	(370,056)	213,272	(325,983)	44,589	(251,856)	70,872

Increase (decrease) in net assets resulting from operations	(333,369)	256,061	(306,440)	51,011	(165,057)	79,960

CONTRACT TRANSACTIONS:
Purchase payments received	1,958,375	804,826	2,416,086	469,503	339,378	77,779
Transfers for contract benefits and terminations		(1,047,283)	(3,721)	(851)	(42,212)	(8,775)
Net transfers	96,502	391,992	(58,523)	2,039	962,970	6,081
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	2,054,877	149,535	2,353,842	470,691	1,260,136	75,085

Total increase (decrease) in net assets	1,721,508	405,596	2,047,402	521,702	1,095,079	155,045

NET ASSETS:
Beginning of period	2,965,893	2,560,297	579,434	57,732	427,312	272,267

End of period	$4,687,401	$2,965,893	$2,626,836	$579,434	$1,522,391	$427,312

CHANGES IN UNITS OUTSTANDING:
Units issued	179,191	106,917	206,372	42,520	74,316	10,913
Units redeemed	(862)	(100,953)	(18,271)	(653)	(4,444)	(5,649)

Net increase (decrease)	178,329	5,964	188,101	41,867	69,872	5,264

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II		TEMPLETON FOREIGN VIP FUND		TEMPLETON GLOBAL BOND VIP FUND
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(14,668)	$(13,429)	$164,874	$153,457	$(58,075)	$(46,330)
Net realized gain (loss) on investments	158,008	52,156	7,345	(59,930)	(53,605)	(117,887)
Change in net unrealized appreciation (depreciation) on investments	(187,097)	393,813	(1,534,513)	1,074,688	224,904	220,104

Increase (decrease) in net assets resulting from operations	(43,757)	432,540	(1,362,294)	1,168,215	113,224	55,887

CONTRACT TRANSACTIONS:
Purchase payments received	173,138	30,061	45,973	333,997	1,254,637	1,307,967
Transfers for contract benefits and terminations	(15,949)	(99,192)	(471,919)	(492,551)	(481,359)	(903,338)
Net transfers	133,052	(306,045)	(505,978)	995,406	410,047	1,111,085
Contract charges				(31)
Adjustments to net assets allocated to contracts in payout phase	3,523	3,486	(987)	397	1,014	11

Increase (decrease) in net assets resulting from contract transactions	293,764	(371,690)	(932,911)	837,218	1,184,339	1,515,725

Total increase (decrease) in net assets	250,007	60,850	(2,295,205)	2,005,433	1,297,563	1,571,612

NET ASSETS:
Beginning of period	1,822,361	1,761,511	9,228,023	7,222,590	8,093,057	6,521,445

End of period	$2,072,368	$1,822,361	$6,932,818	$9,228,023	$9,390,620	$8,093,057

CHANGES IN UNITS OUTSTANDING:
Units issued	30,551	22,228	50,018	210,894	247,614	332,716
Units redeemed	(13,884)	(50,701)	(128,946)	(142,775)	(126,227)	(178,776)

Net increase (decrease)	16,667	(28,473)	(78,928)	68,119	121,387	153,940

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	THIRD AVENUE VALUE PORTFOLIO		TVST TOUCHSTONE BOND FUND		TVST TOUCHSTONE COMMON STOCK FUND
	2018	2017	2018	2017	2018	2017

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$18,250	$1,831	$122,165	$(67,769)	$56,760	$(68,839)
Net realized gain (loss) on investments	83,332	93,724	(148,873)	(191,130)	5,401,561	20,829
Change in net unrealized appreciation (depreciation) on investments	(442,605)	129,680	(206,497)	550,366	(6,284,521)	1,896,762

Increase (decrease) in net assets resulting from operations	(341,023)	225,235	(233,205)	291,467	(826,200)	1,848,752

CONTRACT TRANSACTIONS:
Purchase payments received			122,315	82,315	31,150	373,450
Transfers for contract benefits and terminations	(108,147)	(113,338)	(800,973)	(1,240,930)	(468,781)	(457,019)
Net transfers	(118,804)	(154,831)	(381,756)	(853,702)	(661,365)	128,472
Contract charges		(21)		(6)		(16)
Adjustments to net assets allocated to contracts in payout phase	657	357	1,353	(591)	(447)	1,177

Increase (decrease) in net assets resulting from contract transactions	(226,294)	(267,833)	(1,059,061)	(2,012,914)	(1,099,443)	46,064

Total increase (decrease) in net assets	(567,317)	(42,598)	(1,292,266)	(1,721,447)	(1,925,643)	1,894,816

NET ASSETS:
Beginning of period	1,853,314	1,895,912	8,628,157	10,349,604	10,741,252	8,846,436

End of period	$1,285,997	$1,853,314	$7,335,891	$8,628,157	$8,815,609	$10,741,252

CHANGES IN UNITS OUTSTANDING:
Units issued	435	1,023	62,703	59,864	7,401	52,474
Units redeemed	(19,030)	(24,185)	(153,558)	(230,973)	(55,701)	(39,934)

Net increase (decrease)	(18,595)	(23,162)	(90,855)	(171,109)	(48,300)	12,540

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	TVST TOUCHSTONE FOCUSED FUND		TVST TOUCHSTONE SMALL COMPANY FUND		VAN ECK VIP GLOBAL HARD ASSETS FUND
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(8,462)	$(4,881)	$(45,413)	$(33,115)	$(20,950)	$(19,618)
Net realized gain (loss) on investments	209,703	40,442	935,713	(39,057)	30,303	190,182
Change in net unrealized appreciation (depreciation) on investments	(534,710)	417,839	(1,575,081)	909,425	(962,653)	(246,876)

Increase (decrease) in net assets resulting from operations	(333,469)	453,400	(684,781)	837,253	(953,300)	(76,312)

CONTRACT TRANSACTIONS:
Purchase payments received	543,434	172,987	733,210	335,964	540,333	165,441
Transfers for contract benefits and terminations	(74,852)	(149,626)	(235,750)	(341,435)	(196,669)	(140,642)
Net transfers	(573,051)	(84,662)	964,569	263,716	(425,808)	(67,873)
Contract charges		(29)		(62)
Adjustments to net assets allocated to contracts in payout phase	(2,921)	720	(827)	16	793	(567)

Increase (decrease) in net assets resulting from contract transactions	(107,390)	(60,610)	1,461,202	258,199	(81,351)	(43,641)

Total increase (decrease) in net assets	(440,859)	392,790	776,421	1,095,452	(1,034,651)	(119,953)

NET ASSETS:
Beginning of period	3,950,406	3,557,616	5,472,997	4,377,545	3,233,717	3,353,670

End of period	$3,509,547	$3,950,406	$6,249,418	$5,472,997	$2,199,066	$3,233,717

CHANGES IN UNITS OUTSTANDING:
Units issued	61,008	15,221	92,464	81,290	226,460	132,280
Units redeemed	(58,599)	(13,115)	(27,398)	(52,107)	(238,966)	(123,134)

Net increase (decrease)	2,409	2,106	65,066	29,183	(12,506)	9,146

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND		VANGUARD VIF CAPITAL GROWTH PORTFOLIO		VANGUARD VIF DIVERSIFIED VALUE PORTFOLIO
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$306,872	$91,354	$16,027	$15,788	$76,636	$45,386
Net realized gain (loss) on investments	(247,143)	(303,449)	654,986	132,644	213,711	186,971
Change in net unrealized appreciation (depreciation) on investments	(381,581)	808,415	(887,605)	812,306	(731,231)	127,769

Increase (decrease) in net assets resulting from operations	(321,852)	596,320	(216,592)	960,738	(440,884)	360,126

CONTRACT TRANSACTIONS:
Purchase payments received	400	14,920	1,470,130	1,817,064	1,206,658	1,547,193
Transfers for contract benefits and terminations	(312,602)	(594,772)	(248,795)	(93,315)	(188,277)	(105,352)
Net transfers	(350,164)	(883,827)	(504,869)	73,842	(363,110)	369,718
Contract charges		(54)
Adjustments to net assets allocated to contracts in payout phase	348	2,413

Increase (decrease) in net assets resulting from contract transactions	(662,018)	(1,461,320)	716,466	1,797,591	655,271	1,811,559

Total increase (decrease) in net assets	(983,870)	(865,000)	499,874	2,758,329	214,387	2,171,685

NET ASSETS:
Beginning of period	4,781,804	5,646,804	5,347,910	2,589,581	4,050,035	1,878,350

End of period	$3,797,934	$4,781,804	$5,847,784	$5,347,910	$4,264,422	$4,050,035

CHANGES IN UNITS OUTSTANDING:
Units issued	32,172	50,983	157,160	149,502	140,675	165,094
Units redeemed	(92,387)	(183,035)	(119,375)	(21,788)	(88,235)	(12,831)

Net increase (decrease)	(60,215)	(132,052)	37,785	127,714	52,440	152,263

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	VANGUARD VIF MID-CAP INDEX PORTFOLIO		VANGUARD VIF REAL ESTATE INDEX PORTFOLIO		VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$36,992	$17,439	$85,085	$49,011	$(7,370)	$(3,058)
Net realized gain (loss) on investments	389,259	155,655	31,771	107,233	332,814	97,961
Change in net unrealized appreciation (depreciation) on investments	(1,635,852)	623,825	(315,872)	(38,199)	(755,951)	273,241

Increase (decrease) in net assets resulting from operations	(1,209,601)	796,919	(199,016)	118,045	(430,507)	368,144

CONTRACT TRANSACTIONS:
Purchase payments received	4,802,123	2,167,205	830,866	497,865	1,597,070	596,082
Transfers for contract benefits and terminations	(401,575)	(183,726)	(126,559)	(93,846)	(154,518)	(29,626)
Net transfers	(175,082)	508,480	(249,063)	218,894	(139,072)	246,658
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	4,225,466	2,491,959	455,244	622,913	1,303,480	813,114

Total increase (decrease) in net assets	3,015,865	3,288,878	256,228	740,958	872,973	1,181,258

NET ASSETS:
Beginning of period	6,452,866	3,163,988	3,291,798	2,550,840	2,388,516	1,207,258

End of period	$9,468,731	$6,452,866	$3,548,026	$3,291,798	$3,261,489	$2,388,516

CHANGES IN UNITS OUTSTANDING:
Units issued	364,702	222,821	86,362	58,325	120,773	69,351
Units redeemed	(73,653)	(27,885)	(49,110)	(8,846)	(42,769)	(7,645)

Net increase (decrease)	291,049	194,936	37,252	49,479	78,004	61,706

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	WELLS FARGO VT DISCOVERY FUND		WELLS FARGO VT OMEGA GROWTH FUND		WELLS FARGO VT OPPORTUNITY FUND
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(53,199)	$(42,423)	$(11,856)	$(7,672)	$(34,103)	$(3,551)
Net realized gain (loss) on investments	888,249	228,186	247,759	66,781	789,280	583,297
Change in net unrealized appreciation (depreciation) on investments	(1,338,422)	1,291,194	(284,730)	221,458	(1,199,239)	500,120

Increase (decrease) in net assets resulting from operations	(503,372)	1,476,957	(48,827)	280,567	(444,062)	1,079,866

CONTRACT TRANSACTIONS:
Purchase payments received	619,299	541,670	29,565		1,960	39,501
Transfers for contract benefits and terminations	(254,842)	(214,967)	(108,872)	(12,782)	(346,616)	(127,666)
Net transfers	(917,228)	255,017	371,729	246,011	(339,635)	(94,068)
Contract charges						(60)
Adjustments to net assets allocated to contracts in payout phase	(2,187)	2,044			(11,857)	12,700

Increase (decrease) in net assets resulting from contract transactions	(554,958)	583,764	292,422	233,229	(696,148)	(169,593)

Total increase (decrease) in net assets	(1,058,330)	2,060,721	243,595	513,796	(1,140,210)	910,273

NET ASSETS:
Beginning of period	7,262,655	5,201,934	1,144,282	630,486	6,624,633	5,714,360

End of period	$6,204,325	$7,262,655	$1,387,877	$1,144,282	$5,484,423	$6,624,633

CHANGES IN UNITS OUTSTANDING:
Units issued	70,710	62,275	52,391	41,175	7,887	9,830
Units redeemed	(100,530)	(17,646)	(35,029)	(20,364)	(32,645)	(17,552)

Net increase (decrease)	(29,820)	44,629	17,362	20,811	(24,758)	(7,722)

The accompanying notes are an integral part of these financial statements.	(Concluded	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

YEAR ENDED DECEMBER 31, 2018

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Variable Annuity-1 Series Account (the Series Account), a separate account of Great-West Life & Annuity Insurance Company (the Company), is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the Colorado Division of Insurance. It is a funding vehicle for both group and individual variable annuity contracts. The Series Account consists of numerous investment divisions (Investment Divisions), each being treated as an individual accounting entity for financial reporting purposes, and each investing all of its investible assets in the named underlying mutual fund.

Under applicable insurance law, the assets and liabilities of each of the Investment Divisions of the Series Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Series Account’s assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.

The preparation of financial statements and financial highlights of each of the Investment Divisions in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and financial highlights and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Series Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” (ASC Topic 946). The following is a summary of the significant accounting policies of the Series Account.

Security Valuation

Mutual fund investments held by the Investment Divisions are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value.

The Series Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Series Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2018, the only investments of each of the Investment Divisions of the Series Account were in underlying mutual funds that are actively traded, therefore 100% of the investments are valued using Level 1 inputs.

Fund of Funds Structure Risk

Since the Series Account invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Series Account. To the extent the Series Account invests more of its assets in one underlying fund than another, the Series Account will have greater exposure to the risks of the underlying fund.

Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Investment Division for its share of dividends are reinvested in additional full and fractional shares of the related mutual funds.

Contracts in the Payout Phase

Net assets of each Investment Division allocated to contracts in the payout phase are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 4.5 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the series annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. Any adjustments to these amounts are reflected in Adjustments to net assets allocated to contracts in payout phase on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Federal Income Taxes

The operations of each of the Investment Divisions of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). The Company is included in the consolidated federal tax return of Great-West Lifeco U.S. Inc. Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of each of the Investment Divisions of the Series Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will periodically review the status of the federal income tax policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Purchase Payments Received

Purchase payments received from contract owners by the Company are credited as accumulation units, and are reported as Contract Transactions on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Net Transfers

Net transfers include transfers between Investment Divisions of the Series Account as well as transfers between other investment options of the Company, not included in the Series Account.

Application of Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued ASU No. 2018-13, “Fair-Value Measurement: Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement” (ASU No. 2018-13). ASU No. 2018-13 modifies the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurement. The disclosure changes in ASU 2018-13 are effective for the first interim or annual period beginning after December 15, 2019. Early adoption is permitted for any eliminated or modified disclosures. Eliminated and modified disclosures have been adopted, and there was no impact to the financial statements.

2.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2018 were as follows:

Investment Division		Purchases		Sales
AB VPS Growth and Income Portfolio	$	2,282,778	$	1,923,695
AB VPS Growth Portfolio		6,101,640		3,235,954
AB VPS International Growth Portfolio		145,378		1,421,600
AB VPS International Value Portfolio		41,742		432,843
AB VPS Real Estate Investment Portfolio		2,957,388		3,270,720
AB VPS Small/Mid Cap Value Portfolio		1,067,429		1,338,728
Alger Balanced Portfolio		152,794		21,975
Alger Capital Appreciation Portfolio		1,992,109		554,686
Alger Large Cap Growth Portfolio		12,423,328		5,710,865
Alger Mid Cap Growth Portfolio		1,692,763		1,455,104
ALPS Red Rocks Listed Private Equity Portfolio		118,276		94,126
American Century Investments VP Balanced Fund		5,504,636		3,485,642
American Century Investments VP Income & Growth Fund		1,914,077		1,053,699
American Century Investments VP International Fund		2,432,704		1,918,116
American Century Investments VP Mid Cap Value Fund		2,498,043		2,331,417
American Century Investments VP Value Fund		3,068,252		5,290,034
American Funds IS Global Growth Fund		575,288		116,646
American Funds IS Growth-Income Fund		1,722,183		153,913
American Funds IS International Fund		1,192,193		96,928
American Funds IS New World Fund		2,512,064		331,637
BlackRock Global Allocation VI Fund		3,023,903		825,631
ClearBridge Variable Large Cap Growth Portfolio		642,584		92,764
ClearBridge Variable Mid Cap Portfolio		30,814		4,270
ClearBridge Variable Small Cap Growth Portfolio		2,411,910		919,604
Columbia Variable Portfolio - Large Cap Growth Fund		1,397,637		892,695
Columbia Variable Portfolio - Seligman Global Technology Fund		5,420,924		8,588,123
Columbia Variable Portfolio - Small Cap Value Fund		687,676		1,736,500
Delaware VIP Emerging Markets Series		2,256,248		2,687,172
Delaware VIP International Value Equity Series		282,498		29,308
Delaware VIP Small Cap Value Series		2,740,797		3,285,297
Delaware VIP Smid Cap Core Series		5,463,485		1,888,409
Delaware VIP Value Series		484,934		61,500
Dimensional VA US Targeted Value Portfolio		1,728,599		1,704,396
Dreyfus IP MidCap Stock Portfolio		1,773,257		1,022,317
Dreyfus VIF Appreciation Portfolio		1,394,280		1,501,665
Dreyfus VIF Growth and Income Portfolio		878,790		810,309
Dreyfus VIF Opportunistic Small Cap Portfolio		117,605		13,926
DWS Capital Growth VIP		6,355,381		3,917,888
DWS Core Equity VIP		5,877,294		2,309,522
DWS CROCI® U.S. VIP		709,873		1,248,096
DWS Global Small Cap VIP		680,836		414,026
DWS Small Cap Index VIP		7,040,506		4,026,267
DWS Small Mid Cap Growth VIP		1,172,415		335,491

Investment Division	Purchases	Sales
DWS Small Mid Cap Value VIP	$875,115	$760,593
Federated Fund for U.S. Government Securities II	3,319,128	5,548,619
Federated Managed Tail Risk Fund II	60,093	1,767,972
Federated Managed Volatility Fund II	1,703,697	150,912
Franklin Small Cap Value VIP Fund	1,606,981	1,471,637
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	116,375	10,199
Great-West Aggressive Profile Fund	41,072	52
Great-West Ariel Mid Cap Value Fund	6,148	24,621
Great-West Bond Index Fund	1,535,924	87,367
Great-West Conservative Profile Fund	2,496,555	156,463
Great-West Invesco Small Cap Value Fund	149,478	22,279
Great-West Lifetime 2015 Fund	5,436	9
Great-West Lifetime 2020 Fund	6,162,355	53,083
Great-West Lifetime 2025 Fund	494,253	43,127
Great-West Lifetime 2030 Fund	73,530	82
Great-West Lifetime 2035 Fund	81,057	141
Great-West Lifetime 2050 Fund	45,382	8
Great-West Lifetime 2055 Fund	18,222	3
Great-West Mid Cap Value Fund	214,940	65,366
Great-West Moderate Profile Fund	3,396,481	13,816
Great-West Moderately Aggressive Profile Fund	293,931	38,451
Great-West Moderately Conservative Profile Fund	341,089	93,799
Great-West Multi-Sector Bond Fund	1,960,030	234,633
Great-West SecureFoundation® Balanced Fund	26,659,590	13,346,918
Great-West T. Rowe Price Mid Cap Growth Fund	1,120,953	94,258
Invesco V.I. Comstock Fund	2,790,474	2,385,151
Invesco V.I. Core Equity Fund	254,033	905,745
Invesco V.I. Growth & Income Fund	1,974,335	1,528,531
Invesco V.I. High Yield Fund	1,972,819	1,203,853
Invesco V.I. International Growth Fund	2,544,221	3,305,900
Invesco V.I. Mid Cap Core Equity Fund	301,375	333,274
Invesco V.I. Small Cap Equity Fund	904,115	1,282,089
Invesco V.I. Technology Fund	1,215,559	953,375
Ivy VIP International Core Equity	982,873	245,039
Janus Henderson VIT Balanced Portfolio Institutional Shares	2,436,088	1,298,096
Janus Henderson VIT Balanced Portfolio Service Shares	20,210,426	9,477,021
Janus Henderson VIT Flexible Bond Portfolio Institutional Shares	2,792,435	4,802,769
Janus Henderson VIT Flexible Bond Portfolio Service Shares	3,612,455	6,753,568
Janus Henderson VIT Global Research Portfolio	2,839,778	1,097,610
Janus Henderson VIT Global Technology Portfolio Institutional Shares	286,904	157,173
Janus Henderson VIT Global Technology Portfolio Service Shares	6,976,892	4,283,620
Janus Henderson VIT Overseas Portfolio Institutional Shares	61,634	441,788
Janus Henderson VIT Overseas Portfolio Service Shares	696,268	1,010,598
Janus Henderson VIT Research Portfolio	405,111	843,444
JPMorgan Insurance Trust Small Cap Core Portfolio	2,638,000	2,143,054
Lazard Retirement Emerging Markets Equity Portfolio	3,434,397	5,164,264
LVIP Baron Growth Opportunities Fund	2,935,854	3,528,789
MFS VIT II International Value Portfolio	6,342,125	4,543,366
MFS VIT III Mid Cap Value Portfolio	343,881	3,487
MFS VIT Utilities Series	854,532	2,533,120

Investment Division	Purchases	Sales
Morgan Stanley VIF U.S. Real Estate Portfolio	$617,906	$1,577,187
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio	301,949	225,148
Neuberger Berman AMT Socially Responsive Portfolio	64,526	353,476
NVIT Mid Cap Index Fund	4,943,794	4,480,542
Oppenheimer Global Fund/VA	6,042,676	6,313,418
Oppenheimer International Growth Fund/VA	4,459,762	4,131,555
Opperheimer Main Street Small Cap Fund/VA	1,939,227	339,504
Pimco VIT Commodity RealReturn Strategy Portfolio	550,312	186,043
Pimco VIT Emerging Markets Bond Portfolio	461,880	50,584
Pimco VIT High Yield Portfolio	8,527,319	12,886,782
Pimco VIT Low Duration Portfolio	20,798,261	15,941,572
Pimco VIT Real Return Portfolio	1,137,469	256,652
Pimco VIT Total Return Portfolio	23,502,057	17,188,766
Pioneer Bond VCT Portfolio	101,044	196
Pioneer Fund VCT Portfolio	1,052,763	535,492
Pioneer Mid Cap Value VCT Portfolio	242,901	289,655
Pioneer Select Mid Cap Growth VCT Portfolio	2,722,510	891,809
Prudential Series Fund Equity Portfolio	526,547	547,226
Prudential Series Fund Natural Resources Portfolio	—	59,536
Putnam VT Equity Income Fund	2,799,685	2,455,993
Putnam VT Global Asset Allocation Fund	1,075,776	300,657
Putnam VT Global Health Care Fund	1,159,990	1,326,981
Putnam VT Income Fund	5,311,145	2,575,412
Putnam VT International Equity Fund	645,021	91,157
Putnam VT International Value Fund	439,107	97,479
Putnam VT Mortgage Securities Fund	1,078,062	2,265,402
Putnam VT Mulit-Cap Core Fund	516,480	505,136
Putnam VT Small Cap Value Fund	36,171	36,117
Royce Capital Fund - Small-Cap Portfolio	142,917	321,102
Schwab Government Money Market Portfolio	106,298,452	65,852,067
Schwab MarketTrack Growth Portfolio II	13,429,371	27,768,572
Schwab S&P 500 Index Portfolio	60,175,244	45,962,368
Schwab VIT Balanced Portfolio	2,457,079	97,635
Schwab VIT Balanced with Growth Portfolio	2,112,460	22,404
Schwab VIT Growth Portfolio	2,581,489	224,204
T. Rowe Price Health Sciences Portfolio	1,415,301	73,919
T. Rowe Price Health Sciences Portfolio Class II	643,519	241,094
Templeton Foreign VIP Fund	811,897	1,578,825
Templeton Global Bond VIP Fund	2,322,626	1,196,973
Third Avenue Value Portfolio	34,015	242,700
TVST Touchstone Bond Fund	898,934	1,836,989
TVST Touchstone Common Stock Fund	5,708,249	1,386,241
TVST Touchstone Focused Fund	1,042,188	1,074,991
TVST Touchstone Small Company Fund	2,932,901	691,202
Van Eck VIP Global Hard Assets Fund	1,804,591	1,907,659
Van Eck VIP Unconstrained Emerging Markets Bond Fund	686,822	1,042,220
Vanguard VIF Capital Growth Portfolio	2,736,164	1,854,162
Vanguard VIF Diversified Value Portfolio	2,052,985	1,121,721
Vanguard VIF Mid-Cap Index Portfolio	5,537,086	940,583
Vanguard VIF Real Estate Index Portfolio	1,244,414	576,530
Vanguard VIF Small Company Growth Portfolio	2,208,526	629,569

Investment Division	Purchases	Sales
Wells Fargo VT Discovery Fund	$2,283,456	$1,951,993
Wells Fargo VT Omega Growth Fund	984,795	537,744
Wells Fargo VT Opportunity Fund	729,384	867,783

3.	EXPENSES AND RELATED PARTY TRANSACTIONS

Contract Maintenance Charges

The Company deducts, from each participant account in the Schwab Select Annuity contract, a $25 annual maintenance charge on accounts under $50,000 as of each contract’s anniversary date. This charge is recorded as Contract charges on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Transfer Fees

The Company charges $10 in the Schwab Select Annuity contract for each transfer between Investment Divisions in excess of 12 transfers in any calendar year. This charge is recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Deductions for Premium Taxes

The Company may deduct from each contribution in any applicable state premium tax or retaliatory tax, which currently ranges from 0% to 3.5%. This charge is netted with Purchase payments received on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Deductions for Assumption of Mortality and Expense Risks

The Company assumes mortality and expense risks related to the operations of the Series Account. It deducts a daily charge from the unit value of each Investment Division of the Schwab Select Annuity contract, equal to an annual rate of 0.85%; a daily charge from the unit value of each Investment Division of the Schwab OneSource Annuity contract, equal to an annual rate of 0.65% to 0.85%, depending on the date the contract was issued and the death benefit option chosen; a daily charge from the unit value of each Investment Division of Schwab Advisor Choice Annuity contract equal to an annual rate of 0.49% to 0.69%, depending on the death benefit option chosen; and a daily charge from the unit value of each Investment Division of Schwab OneSource Choice Annuity contract equal to an annual rate of 0.65% to 0.85%, depending on the death benefit option chosen. The level of these charges is guaranteed and will not change. The charges are recorded as Mortality and expense risk in the Statement of Operations of the applicable Investment Divisions.

Optional GLWB Rider Benefit Fee

The Company deducts a quarterly charge equal to a maximum annual rate of 1.50% from the covered fund value in Schwab Advisor Choice and Schwab OneSource Choice annuity contracts for the guaranteed lifetime withdrawal benefit rider if this option is chosen. Currently, this charge is 0.95% for Schwab Advisor Choice annuity contracts signed before May 1, 2017, and 0.90% for Schwab Advisor Choice annuity contracts signed on or after May 1, 2017; and 1.00% for Schwab OneSource Choice annuity contracts signed before May 1, 2017, and 0.90% for Schwab OneSource Choice annuity contracts signed on or after May 1, 2017. This charge is recorded as Contract charges on the Statement of Changes in Net Assets of the applicable Investment Division, if applicable.

If the above charges prove insufficient to cover actual costs and assumed risks, the loss will be borne by the Company; conversely, if the amounts deducted prove more than sufficient, the excess will be a profit to the Company.

Related Party Transactions

Great-West Funds, Inc., funds of which are underlying certain Investment Divisions, is a registered investment company affiliated with the Company. Great-West Capital Management, LLC (GWCM), a wholly owned subsidiary of the Company, serves as investment adviser to Great-West Funds, Inc. Fees are assessed against the average daily net assets of the portfolios of Great-West Funds, Inc. to compensate GWCM for investment advisory services.

4.	FINANCIAL HIGHLIGHTS

For each Investment Division, the accumulation units outstanding, net assets, investment income ratio, the range of lowest to highest expense ratio (excluding expenses of the underlying funds), total return and accumulation unit fair values for each year or period ended December 31 are included on the following pages. As the unit fair value for the Investment Divisions of the Series Account are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some unit values shown on the Statement of Assets and Liabilities which are calculated on an aggregated basis, may not be within the ranges presented.

The Expense Ratios represent the annualized contract expenses of the respective Investment Divisions of the Series Account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. Investment Divisions with a date notation indicate the effective date that the investment option was available in the Series Account. The total returns are calculated for each 12-month period indicated or from the effective date through the end of the reporting period and are not annualized for periods less than one year. When a new Investment Division is added to the Series Account, the calculation of the total return begins on the day it is added even though it may not have had operations for all or some of the same period. Unit values and returns for bands or Investment Divisions that had no operations activity during the reporting period are not shown. As the total returns for the Investment Divisions are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying mutual fund divided by average net assets during the period. It is not annualized for periods less than one year. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Division invests.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
INVESTMENT DIVISIONS
AB VPS GROWTH AND INCOME PORTFOLIO
2018	352	$27.07	to	$13.24	$7,517	0.98%	0.49%	to	0.85%	(6.41) %	to	(6.07) %
2017	373	$28.93	to	$14.10	$8,647	1.44%	0.49%	to	0.85%	17.92%	to	18.35%
2016	415	$24.53	to	$11.91	$8,104	1.07%	0.49%	to	0.85%	10.36%	to	10.76%
2015	378	$22.23	to	$10.76	$6,820	1.43%	0.49%	to	0.85%	0.84%	to	1.20%
2014	360	$22.04	to	$10.62	$6,889	1.31%	0.65%	to	0.85%	8.62%	to	6.20%
AB VPS GROWTH PORTFOLIO
2018	358	$34.49	to	$16.76	$7,477	0.00%	0.49%	to	0.85%	3.13%	to	3.51%
2017	270	$33.44	to	$16.20	$5,556	0.00%	0.49%	to	0.85%	33.37%	to	33.85%
2016	168	$25.08	to	$12.10	$2,940	0.00%	0.49%	to	0.85%	0.26%	to	0.62%
2015	134	$25.01	to	$12.03	$2,389	0.00%	0.49%	to	0.85%	8.14%	to	8.52%
2014	89	$23.13	to	$16.98	$1,627	0.00%	0.65%	to	0.85%	12.34%	to	12.52%
AB VPS INTERNATIONAL GROWTH PORTFOLIO
2018	457	$14.68	to	$9.55	$6,835	0.68%	0.49%	to	0.85%	(18.12) %	to	(17.82) %
2017	531	$17.93	to	$11.62	$9,691	1.15%	0.49%	to	0.85%	33.89%	to	34.37%
2016	634	$13.39	to	$8.65	$8,560	0.00%	0.49%	to	0.85%	(7.66) %	to	(7.33) %
2015	719	$14.51	to	$9.34	$10,575	0.34%	0.49%	to	0.85%	(2.70) %	to	(2.34) %
2014	909	$14.91	to	$9.56	$13,824	0.00%	0.49%	to	0.85%	(2.04) %	to	(4.40) %
AB VPS INTERNATIONAL VALUE PORTFOLIO
(Effective date 05/01/2006)
2018	273	$7.50	to	$7.69	$2,093	1.46%	0.65%	to	0.85%	(23.45) %	to	(23.29) %
2017	315	$9.79	to	$10.02	$3,154	2.15%	0.65%	to	0.85%	24.37%	to	24.61%
2016	348	$7.87	to	$8.04	$2,794	1.21%	0.65%	to	0.85%	(1.34) %	to	(1.14) %
2015	422	$7.98	to	$8.14	$3,427	2.38%	0.65%	to	0.85%	1.72%	to	1.93%
2014	476	$7.85	to	$7.98	$3,794	3.46%	0.65%	to	0.85%	(6.99) %	to	(6.88) %
AB VPS REAL ESTATE INVESTMENT PORTFOLIO
2018	439	$37.79	to	$12.09	$16,287	1.91%	0.49%	to	0.85%	(4.95) %	to	(4.60) %
2017	458	$39.76	to	$12.68	$18,457	1.78%	0.49%	to	0.85%	5.64%	to	6.01%
2016	486	$37.64	to	$11.96	$19,183	1.65%	0.49%	to	0.85%	6.85%	to	7.24%
2015	513	$35.22	to	$11.15	$18,927	1.55%	0.49%	to	0.85%	(0.05) %	to	0.31%
2014	452	$35.24	to	$11.12	$20,079	2.87%	0.49%	to	0.85%	24.30%	to	11.20%
AB VPS SMALL/MID CAP VALUE PORTFOLIO
(Effective date 05/01/2006)
2018	246	$20.94	to	$11.66	$4,733	0.48%	0.49%	to	0.85%	(15.75) %	to	(15.45) %
2017	279	$24.85	to	$13.79	$6,335	0.46%	0.49%	to	0.85%	12.19%	to	12.60%
2016	339	$22.15	to	$12.25	$7,050	0.60%	0.49%	to	0.85%	24.04%	to	24.48%
2015	331	$17.86	to	$9.84	$5,665	0.76%	0.49%	to	0.85%	(6.29) %	to	(5.94) %
2014	334	$19.06	to	$10.45	$6,396	0.71%	0.65%	to	0.85%	8.30%	to	4.50%
ALGER BALANCED PORTFOLIO
2018	44	$19.90	to	$19.39	$864	4.12%	0.65%	to	0.85%	(4.15) %	to	(3.96) %
2017	44	$20.76	to	$20.19	$914	2.90%	0.65%	to	0.85%	14.47%	to	14.70%
2016	46	$18.14	to	$17.61	$831	1.98%	0.65%	to	0.85%	7.59%	to	7.81%
2015	46	$16.86	to	$16.33	$782	2.04%	0.65%	to	0.85%	0.61%	to	0.81%
2014	48	$16.76	to	$16.20	$811	1.98%	0.65%	to	0.85%	8.55%	to	8.72%
ALGER CAPITAL APPRECIATION PORTFOLIO
(Effective date 05/01/2015)
2018	147	$12.82	to	$12.99	$1,901	0.11%	0.49%	to	0.85%	(0.95) %	to	(0.59) %
2017	70	$12.94	to	$13.06	$907	0.19%	0.49%	to	0.85%	29.97%	to	30.43%
2016	44	$9.98	to	$10.01	$435	0.28%	0.49%	to	0.69%	(0.18) %	to	0.02%
2015	16	$10.00	to	$10.01	$162	0.12%	0.49%	to	0.69%	(0.01) %	to	0.13%

(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
INVESTMENT DIVISIONS
ALGER LARGE CAP GROWTH PORTFOLIO
2018	949	$42.00	to	$13.90	$27,635	0.00%	0.49%	to	0.85%	1.34%	to	1.71%
2017	929	$41.45	to	$13.66	$25,738	0.00%	0.49%	to	0.85%	27.38%	to	27.84%
2016	960	$32.54	to	$10.69	$21,261	0.00%	0.49%	to	0.85%	(1.67) %	to	(1.32) %
2015	1,101	$33.09	to	$10.83	$25,296	0.00%	0.49%	to	0.85%	0.86%	to	1.22%
2014	1,060	$32.81	to	$10.70	$24,990	0.16%	0.49%	to	0.85%	10.06%	to	7.00%
ALGER MID CAP GROWTH PORTFOLIO
2018	156	$27.44	to	$12.39	$4,314	0.00%	0.49%	to	0.85%	(8.23) %	to	(7.90) %
2017	168	$29.91	to	$13.46	$5,045	0.00%	0.49%	to	0.85%	28.70%	to	29.16%
2016	166	$23.24	to	$10.42	$3,863	0.00%	0.49%	to	0.85%	0.12%	to	0.47%
2015	206	$23.21	to	$10.34	$4,789	0.00%	0.65%	to	0.85%	(2.40) %	to	(2.20) %
2014	253	$23.78	to	$23.74	$5,993	0.00%	0.65%	to	0.85%	7.12%	to	7.32%
ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO
(Effective date 04/29/2016)
2018	13	$11.44	to	$11.55	$147	5.26%	0.49%	to	0.85%	(12.96) %	to	(12.65) %
2017	12	$13.15	to	$13.22	$154	4.80%	0.49%	to	0.85%	24.43%	to	24.88%
2016	1	$10.58	to	$10.59	$9	5.78%	0.49%	to	0.65%	5.78%	to	5.89%
AMERICAN CENTURY INVESTMENTS VP BALANCED FUND
2018	1,445	$22.67	to	$11.74	$24,050	1.43%	0.49%	to	0.85%	(4.65) %	to	(4.30) %
2017	1,306	$23.78	to	$12.27	$23,527	1.56%	0.49%	to	0.85%	12.95%	to	13.36%
2016	1,096	$21.05	to	$10.83	$18,762	1.58%	0.49%	to	0.85%	6.09%	to	6.47%
2015	1,075	$19.84	to	$10.17	$18,077	1.74%	0.49%	to	0.85%	(3.40) %	to	(3.05) %
2014	892	$20.54	to	$10.49	$17,084	1.46%	0.49%	to	0.85%	8.91%	to	4.90%
AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND
2018	358	$26.54	to	$12.61	$6,745	1.94%	0.49%	to	0.85%	(7.66) %	to	(7.32) %
2017	334	$28.74	to	$13.60	$7,100	2.37%	0.49%	to	0.85%	19.47%	to	19.90%
2016	352	$24.05	to	$11.35	$6,252	2.37%	0.49%	to	0.85%	12.53%	to	12.93%
2015	310	$21.38	to	$10.05	$5,120	2.13%	0.49%	to	0.85%	(6.42) %	to	(6.09) %
2014	267	$22.84	to	$10.70	$5,031	2.03%	0.49%	to	0.85%	11.52%	to	7.00%
AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND
2018	373	$24.66	to	$9.70	$5,785	1.27%	0.49%	to	0.85%	(15.95) %	to	(15.63) %
2017	361	$29.33	to	$11.50	$6,928	0.78%	0.49%	to	0.85%	30.10%	to	30.57%
2016	310	$22.55	to	$8.81	$4,729	1.03%	0.49%	to	0.85%	(6.30) %	to	(5.97) %
2015	279	$24.06	to	$9.37	$4,832	0.36%	0.49%	to	0.85%	(0.10) %	to	0.27%
2014	249	$24.09	to	$9.34	$4,572	1.65%	0.49%	to	0.85%	(6.30) %	to	(6.60) %
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND
(Effective date 05/01/2009)
2018	418	$29.43	to	$12.56	$9,942	1.26%	0.49%	to	0.85%	(13.70) %	to	(13.39) %
2017	431	$34.10	to	$14.51	$12,118	1.40%	0.49%	to	0.85%	10.53%	to	10.92%
2016	434	$30.85	to	$13.08	$11,551	1.58%	0.49%	to	0.85%	21.68%	to	22.12%
2015	334	$25.36	to	$10.71	$7,558	1.49%	0.49%	to	0.85%	(2.41) %	to	(2.06) %
2014	333	$25.98	to	$10.92	$8,296	1.02%	0.65%	to	0.85%	15.26%	to	9.20%
AMERICAN CENTURY INVESTMENTS VP VALUE FUND
2018	883	$27.11	to	$11.99	$21,822	1.66%	0.49%	to	0.85%	(9.93) %	to	(9.59) %
2017	961	$30.10	to	$13.26	$26,603	1.65%	0.49%	to	0.85%	7.83%	to	8.22%
2016	1,112	$27.91	to	$12.25	$28,673	1.79%	0.49%	to	0.85%	19.46%	to	19.89%
2015	1,033	$23.37	to	$10.22	$22,654	2.11%	0.49%	to	0.85%	(4.70) %	to	(4.36) %
2014	1,150	$24.52	to	$10.69	$27,598	1.52%	0.49%	to	0.85%	12.12%	to	6.90%

(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
INVESTMENT DIVISIONS

AMERICAN FUNDS IS GLOBAL GROWTH FUND
(Effective date 05/29/2014)
2018	112	$12.88	to	$13.00	$1,448	1.11%	0.49%	to	0.69%	(9.44) %	to	(9.26) %
2017	86	$14.22	to	$14.32	$1,233	0.96%	0.49%	to	0.69%	30.90%	to	31.16%
2016	69	$10.86	to	$10.92	$755	1.26%	0.49%	to	0.69%	0.18%	to	0.39%
2015	49	$10.85	to	$10.88	$535	1.74%	0.49%	to	0.69%	6.50%	to	6.71%
2014	12	$10.18	to	$10.20	$121	2.34%	0.49%	to	0.69%	1.80%	to	2.00%
AMERICAN FUNDS IS GROWTH-INCOME FUND
(Effective date 04/30/2018)
2018	146	$9.46	to	$9.48	$1,384	1.56%	0.49%	to	0.85%	(5.43) %	to	(5.20) %
AMERICAN FUNDS IS INTERNATIONAL FUND
(Effective date 04/28/2017)
2018	146	$9.99	to	$10.03	$1,466	2.62%	0.49%	to	0.69%	(13.73) %	to	(13.56) %
2017	54	$11.58	to	$11.60	$627	1.38%	0.49%	to	0.69%	15.84%	to	16.00%
AMERICAN FUNDS IS NEW WORLD FUND
(Effective date 04/29/2016)
2018	251	$11.32	to	$11.43	$2,865	1.21%	0.49%	to	0.85%	(14.77) %	to	(14.46) %
2017	86	$13.28	to	$13.36	$1,150	1.44%	0.49%	to	0.85%	28.35%	to	28.82%
2016	31	$10.34	to	$10.37	$324	0.86%	0.49%	to	0.85%	3.44%	to	3.69%
BLACKROCK GLOBAL ALLOCATION VI FUND
(Effective date 05/01/2014)
2018	790	$10.45	to	$10.63	$8,399	1.05%	0.49%	to	0.85%	(8.13) %	to	(7.79) %
2017	631	$11.38	to	$11.53	$7,293	1.47%	0.49%	to	0.85%	12.90%	to	13.30%
2016	483	$10.21	to	$10.17	$4,944	1.39%	0.49%	to	0.85%	3.24%	to	3.60%
2015	422	$9.89	to	$9.82	$4,175	1.38%	0.49%	to	0.85%	(1.55) %	to	(1.20) %
2014	145	$10.04	to	$9.94	$1,456	3.49%	0.49%	to	0.85%	0.40%	to	(0.60) %
CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO
(Effective date 04/30/2018)
2018	51	$9.55	to	$9.56	$489	0.32%	0.49%	to	0.69%	(4.52) %	to	(4.39) %
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO
(Effective date 04/29/2016)
2018	16	$10.72	to	$10.78	$177	0.53%	0.65%	to	0.85%	(13.26) %	to	(13.09) %
2017	15	$12.36	to	$12.40	$180	0.51%	0.65%	to	0.85%	11.85%	to	12.07%
2016	10	$11.06	to	$11.06	$111	0.49%	0.65%	to	0.69%	10.62%	to	10.65%
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO
(Effective date 05/01/2015)
2018	168	$12.68	to	$12.85	$2,160	0.00%	0.49%	to	0.85%	2.55%	to	2.93%
2017	82	$12.42	to	$12.49	$1,027	0.00%	0.49%	to	0.69%	23.41%	to	23.66%
2016	70	$10.06	to	$10.10	$711	0.00%	0.49%	to	0.69%	5.08%	to	5.29%
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND
(Effective date 04/29/2016)
2018	181	$12.64	to	$12.76	$2,307	0.00%	0.49%	to	0.85%	(4.96) %	to	(4.61) %
2017	146	$13.30	to	$13.38	$1,940	0.00%	0.49%	to	0.85%	26.76%	to	27.22%
2016	147	$10.49	to	$10.52	$1,539	0.00%	0.49%	to	0.85%	4.90%	to	5.15%
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND
(Effective date 03/11/2011)
2018	422	$23.66	to	$18.29	$9,818	0.00%	0.49%	to	0.85%	(9.23) %	to	(8.90) %
2017	591	$26.07	to	$20.08	$15,282	0.00%	0.49%	to	0.85%	33.78%	to	34.26%
2016	459	$19.48	to	$14.95	$8,952	0.00%	0.49%	to	0.85%	18.01%	to	18.43%
2015	483	$16.51	to	$12.63	$7,961	0.00%	0.49%	to	0.85%	8.88%	to	9.29%
2014	488	$15.16	to	$11.54	$7,408	0.00%	0.65%	to	0.85%	24.06%	to	15.40%

(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
INVESTMENT DIVISIONS
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND
(Effective date 05/01/2009)
2018	73	$24.76	to	$11.50	$1,473	0.18%	0.49%	to	0.85%	(18.86) %	to	(18.57) %
2017	119	$30.51	to	$14.12	$3,148	0.28%	0.49%	to	0.85%	13.02%	to	13.43%
2016	134	$27.00	to	$12.45	$3,249	0.35%	0.49%	to	0.85%	31.62%	to	32.10%
2015	63	$20.51	to	$9.42	$1,047	0.59%	0.49%	to	0.85%	(7.11) %	to	(6.78) %
2014	44	$22.08	to	$10.11	$965	0.55%	0.49%	to	0.85%	2.17%	to	1.10%
DELAWARE VIP EMERGING MARKETS SERIES
(Effective date 05/01/2014)
2018	347	$10.39	to	$10.08	$3,560	3.61%	0.49%	to	0.85%	(16.52) %	to	(16.23) %
2017	397	$12.45	to	$12.04	$4,896	0.43%	0.49%	to	0.85%	39.36%	to	39.87%
2016	178	$8.93	to	$8.60	$1,576	1.04%	0.49%	to	0.85%	12.98%	to	13.37%
2015	140	$7.91	to	$7.59	$1,096	0.61%	0.49%	to	0.85%	(15.23) %	to	(14.92) %
2014	40	$9.33	to	$8.92	$367	0.00%	0.49%	to	0.85%	(6.70) %	to	(10.80) %
DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
(Effective date 04/30/2018)
2018	29	$8.25	to	$8.26	$236	0.00%	0.65%	to	0.69%	(17.46) %	to	(17.44) %
DELAWARE VIP SMALL CAP VALUE SERIES
2018	532	$35.10	to	$11.58	$17,870	0.84%	0.49%	to	0.85%	(17.43) %	to	(17.13) %
2017	568	$42.51	to	$13.98	$23,740	0.84%	0.49%	to	0.85%	11.10%	to	11.51%
2016	576	$38.26	to	$12.54	$22,467	0.98%	0.49%	to	0.85%	30.30%	to	30.76%
2015	599	$29.37	to	$9.59	$18,348	0.73%	0.49%	to	0.85%	(7.01) %	to	(6.68) %
2014	639	$31.58	to	$10.26	$21,925	0.55%	0.65%	to	0.85%	4.95%	to	2.60%
DELAWARE VIP SMID CAP CORE SERIES
2018	353	$32.33	to	$13.25	$8,576	0.17%	0.49%	to	0.85%	(12.87) %	to	(12.55) %
2017	297	$37.11	to	$15.15	$9,097	0.31%	0.49%	to	0.85%	17.65%	to	18.07%
2016	317	$31.54	to	$12.83	$8,345	0.24%	0.49%	to	0.85%	7.38%	to	7.77%
2015	311	$29.37	to	$11.90	$7,855	0.37%	0.49%	to	0.85%	6.63%	to	7.01%
2014	258	$27.55	to	$11.12	$6,520	0.07%	0.49%	to	0.85%	2.30%	to	11.20%
DELAWARE VIP VALUE SERIES
(Effective date 04/28/2017)
2018	41	$10.64	to	$10.70	$438	1.40%	0.49%	to	0.85%	(3.56) %	to	(3.21) %
2017	5	$11.03	to	$11.04	$51	0.00%	0.65%	to	0.85%	10.30%	to	10.45%
DIMENSIONAL VA US TARGETED VALUE PORTFOLIO
(Effective date 05/29/2014)
2018	155	$10.99	to	$11.09	$1,720	0.82%	0.49%	to	0.69%	(16.45) %	to	(16.28) %
2017	161	$13.15	to	$13.25	$2,132	1.29%	0.49%	to	0.69%	9.01%	to	9.23%
2016	115	$12.06	to	$12.13	$1,391	1.43%	0.49%	to	0.69%	26.62%	to	26.88%
2015	69	$9.53	to	$9.56	$658	1.59%	0.49%	to	0.69%	(5.88) %	to	(5.69) %
2014	25	$10.12	to	$10.14	$249	1.66%	0.49%	to	0.69%	1.20%	to	1.40%
DREYFUS IP MIDCAP STOCK PORTFOLIO
2018	149	$28.91	to	$11.61	$2,722	0.63%	0.49%	to	0.85%	(16.21) %	to	(15.90) %
2017	118	$34.50	to	$13.80	$2,917	1.09%	0.49%	to	0.85%	14.41%	to	14.81%
2016	101	$30.15	to	$12.02	$2,385	1.05%	0.49%	to	0.85%	14.49%	to	14.91%
2015	102	$26.34	to	$10.46	$2,123	0.57%	0.49%	to	0.85%	(3.12) %	to	(2.77) %
2014	77	$27.18	to	$10.76	$1,837	0.82%	0.49%	to	0.85%	11.12%	to	7.60%
DREYFUS VIF APPRECIATION PORTFOLIO
2018	351	$23.21	to	$12.65	$7,764	1.24%	0.49%	to	0.85%	(7.64) %	to	(7.31) %
2017	408	$25.13	to	$13.65	$9,774	1.34%	0.49%	to	0.85%	26.26%	to	26.72%
2016	455	$19.90	to	$10.77	$8,667	1.63%	0.49%	to	0.85%	6.99%	to	7.38%
2015	550	$18.60	to	$10.03	$9,795	1.65%	0.49%	to	0.85%	(3.29) %	to	(2.95) %
2014	724	$19.24	to	$10.33	$13,589	1.84%	0.65%	to	0.85%	7.19%	to	3.30%

(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
INVESTMENT DIVISIONS
DREYFUS VIF GROWTH AND INCOME PORTFOLIO
2018	253	$27.29	to	$13.35	$4,629	0.80%	0.49%	to	0.85%	(5.50) %	to	(5.15) %
2017	271	$28.87	to	$14.07	$5,280	0.76%	0.49%	to	0.85%	18.70%	to	19.12%
2016	233	$24.33	to	$11.81	$4,058	1.20%	0.49%	to	0.85%	9.10%	to	9.50%
2015	248	$22.30	to	$10.79	$3,955	0.86%	0.49%	to	0.85%	0.73%	to	1.09%
2014	229	$22.14	to	$10.66	$3,881	0.76%	0.65%	to	0.85%	9.17%	to	6.60%
DREYFUS VIF OPPORTUNISTIC SMALL CAP PORTFOLIO
2018	29	$21.32	to	$18.95	$561	0.00%	0.65%	to	0.85%	(19.80) %	to	(19.60) %
2017	29	$26.59	to	$23.57	$707	0.00%	0.65%	to	0.85%	23.63%	to	23.88%
2016	31	$21.51	to	$19.02	$594	0.00%	0.65%	to	0.85%	16.09%	to	16.31%
2015	34	$18.53	to	$16.36	$563	0.00%	0.65%	to	0.85%	(3.09) %	to	(2.91) %
2014	38	$19.12	to	$16.85	$649	0.00%	0.65%	to	0.85%	0.74%	to	0.96%
DWS CAPITAL GROWTH VIP
2018	979	$33.14	to	$15.23	$22,824	0.71%	0.49%	to	0.85%	(2.43) %	to	(2.08) %
2017	954	$33.97	to	$15.56	$23,204	0.71%	0.49%	to	0.85%	25.24%	to	25.68%
2016	903	$27.12	to	$12.38	$18,274	0.86%	0.49%	to	0.85%	3.36%	to	3.74%
2015	1,114	$26.24	to	$11.93	$21,734	0.67%	0.49%	to	0.85%	7.70%	to	8.09%
2014	941	$24.36	to	$11.04	$17,261	0.61%	0.49%	to	0.85%	12.00%	to	10.40%
DWS CORE EQUITY VIP
2018	522	$26.42	to	$14.12	$11,275	1.79%	0.49%	to	0.85%	(6.49) %	to	(6.15) %
2017	481	$28.25	to	$15.04	$11,572	1.20%	0.49%	to	0.85%	19.99%	to	20.43%
2016	489	$23.55	to	$12.49	$10,104	1.40%	0.49%	to	0.85%	9.55%	to	9.94%
2015	536	$21.49	to	$11.36	$10,410	0.78%	0.49%	to	0.85%	4.36%	to	4.73%
2014	491	$20.60	to	$10.84	$9,474	1.08%	0.65%	to	0.85%	10.87%	to	8.40%
DWS CROCI® U.S. VIP
2018	358	$16.83	to	$10.07	$5,774	2.52%	0.49%	to	0.85%	(11.26) %	to	(10.94) %
2017	422	$18.97	to	$11.31	$7,661	1.55%	0.49%	to	0.85%	21.85%	to	22.28%
2016	489	$15.57	to	$9.25	$7,357	1.09%	0.49%	to	0.85%	(5.20) %	to	(4.85) %
2015	636	$16.42	to	$9.72	$10,185	1.58%	0.49%	to	0.85%	(7.66) %	to	(7.32) %
2014	799	$17.78	to	$10.49	$14,278	1.59%	0.49%	to	0.85%	9.75%	to	4.90%
DWS GLOBAL SMALL CAP VIP
(Effective date 05/01/2014)
2018	110	$9.05	to	$9.19	$1,000	0.26%	0.49%	to	0.85%	(21.19) %	to	(20.90) %
2017	99	$11.47	to	$11.62	$1,139	0.00%	0.49%	to	0.85%	19.01%	to	19.44%
2016	62	$9.65	to	$9.73	$599	0.41%	0.49%	to	0.85%	0.72%	to	1.07%
2015	44	$9.58	to	$9.62	$423	0.62%	0.49%	to	0.85%	0.30%	to	0.67%
2014	10	$9.55	to	$9.56	$94	0.00%	0.49%	to	0.85%	(4.50) %	to	(4.40) %
DWS SMALL CAP INDEX VIP
2018	1,052	$31.89	to	$12.19	$22,089	0.93%	0.49%	to	0.85%	(11.99) %	to	(11.67) %
2017	921	$36.23	to	$13.80	$23,817	0.95%	0.49%	to	0.85%	13.36%	to	13.77%
2016	820	$31.96	to	$12.13	$20,603	1.07%	0.49%	to	0.85%	20.01%	to	20.43%
2015	780	$26.63	to	$10.07	$17,720	1.04%	0.49%	to	0.85%	(5.40) %	to	(5.06) %
2014	726	$28.15	to	$10.61	$18,614	0.93%	0.49%	to	0.85%	3.84%	to	6.10%
DWS SMALL MID CAP GROWTH VIP
2018	103	$23.19	to	$12.04	$1,524	0.00%	0.49%	to	0.85%	(14.32) %	to	(14.02) %
2017	80	$27.06	to	$14.00	$1,468	0.09%	0.49%	to	0.85%	21.09%	to	21.52%
2016	73	$22.35	to	$11.52	$1,153	0.00%	0.49%	to	0.85%	8.15%	to	8.54%
2015	77	$20.67	to	$10.62	$1,182	0.00%	0.49%	to	0.85%	(1.74) %	to	(1.38) %
2014	41	$21.03	to	$10.76	$640	0.00%	0.49%	to	0.85%	4.78%	to	7.60%

(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
INVESTMENT DIVISIONS
DWS SMALL MID CAP VALUE VIP
(Effective date 05/01/2006)
2018	202	$17.01	to	$10.74	$3,307	1.36%	0.49%	to	0.85%	(16.73) %	to	(16.43) %
2017	234	$20.42	to	$12.86	$4,625	0.72%	0.49%	to	0.85%	9.59%	to	9.98%
2016	293	$18.64	to	$11.69	$5,399	0.63%	0.49%	to	0.85%	15.90%	to	16.32%
2015	322	$16.08	to	$10.05	$5,143	0.29%	0.49%	to	0.85%	(2.74) %	to	(2.39) %
2014	338	$16.53	to	$10.29	$5,664	0.82%	0.65%	to	0.85%	4.62%	to	2.90%
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
2018	1,873	$20.03	to	$10.39	$29,587	2.45%	0.49%	to	0.85%	(0.40) %	to	(0.05) %
2017	2,049	$20.11	to	$10.40	$32,457	2.49%	0.49%	to	0.85%	1.07%	to	1.43%
2016	2,473	$19.90	to	$10.25	$38,225	2.42%	0.49%	to	0.85%	0.75%	to	1.10%
2015	2,381	$19.75	to	$10.14	$37,772	2.70%	0.49%	to	0.85%	(0.33) %	to	0.03%
2014	2,100	$19.82	to	$10.14	$35,765	2.85%	0.49%	to	0.85%	3.77%	to	1.40%
FEDERATED MANAGED VOLATILITY FUND II
2018	87	$22.67	to	$22.67	$2,003	1.54%	0.85%	to	0.85%	(9.27) %	to	(9.27) %
2017	26	$24.99	to	$24.99	$658	3.93%	0.85%	to	0.85%	17.11%	to	17.11%
2016	29	$21.34	to	$21.34	$642	4.84%	0.85%	to	0.85%	6.78%	to	6.78%
2015	33	$19.98	to	$19.98	$681	4.30%	0.85%	to	0.85%	(8.34) %	to	(8.34) %
2014	34	$21.80	to	$21.80	$769	3.25%	0.85%	to	0.85%	3.02%	to	3.02%
FRANKLIN SMALL CAP VALUE VIP FUND
(Effective date 05/01/2006)
2018	248	$18.08	to	$11.35	$3,902	0.86%	0.49%	to	0.85%	(13.62) %	to	(13.31) %
2017	260	$20.93	to	$13.10	$5,045	0.52%	0.49%	to	0.85%	9.72%	to	10.11%
2016	329	$19.07	to	$11.89	$5,970	0.78%	0.49%	to	0.85%	29.09%	to	29.55%
2015	243	$14.78	to	$9.18	$3,537	0.65%	0.49%	to	0.85%	(8.17) %	to	(7.84) %
2014	273	$16.09	to	$9.96	$4,423	0.60%	0.49%	to	0.85%	(0.31) %	to	(0.40) %
GOLDMAN SACHS VIT MULTI-STRATEGY ALTERNATIVES PORTFOLIO
(Effective date 04/29/2016)
2018	19	$9.82	to	$9.87	$183	3.21%	0.49%	to	0.69%	(7.58) %	to	(7.39) %
2017	9	$10.62	to	$10.66	$94	3.36%	0.49%	to	0.69%	4.65%	to	4.85%
2016	2	$10.15	to	$10.15	$24	0.41%	0.69%	to	0.69%	1.48%	to	1.48%
GREAT-WEST AGGRESSIVE PROFILE FUND
(Effective date 04/30/2018)
2018	4	$8.98	to	$8.99	$33	1.62%	0.49%	to	0.65%	(10.17) %	to	(10.08) %
GREAT-WEST ARIEL MID CAP VALUE FUND
(Effective date 05/01/2015)
2018	21	$9.65	to	$9.65	$204	0.62%	0.69%	to	0.69%	(15.00) %	to	(15.00) %
2017	23	$11.36	to	$11.42	$258	2.70%	0.49%	to	0.69%	14.22%	to	14.45%
2016	1	$9.94	to	$9.94	$9	0.60%	0.69%	to	0.69%	12.28%	to	12.28%
GREAT-WEST BOND INDEX FUND
(Effective date 04/30/2018)
2018	144	$10.15	to	$10.17	$1,465	0.70%	0.49%	to	0.85%	1.50%	to	1.74%
GREAT-WEST CONSERVATIVE PROFILE FUND
(Effective date 04/30/2018)
2018	224	$9.70	to	$9.71	$2,171	2.96%	0.49%	to	0.65%	(2.98) %	to	(2.87) %
GREAT-WEST INVESCO SMALL CAP VALUE FUND
(Effective date 04/29/2016)
2018	13	$11.08	to	$11.19	$150	3.15%	0.49%	to	0.85%	(14.59) %	to	(14.28) %
2017	5	$13.02	to	$13.02	$63	0.28%	0.65%	to	0.65%	6.13%	to	6.13%
GREAT-WEST LIFETIME 2015 FUND
(Effective date 04/30/2018)
2018	1	$9.59	to	$9.59	$5	1.48%	0.49%	to	0.49%	(4.12) %	to	(4.12) %

(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
INVESTMENT DIVISIONS
GREAT-WEST LIFETIME 2020 FUND
(Effective date 04/30/2018)
2018	575	$9.52	to	$9.53	$5,472	2.00%	0.49%	to	0.65%	(4.84) %	to	(4.74) %
GREAT-WEST LIFETIME 2025 FUND
(Effective date 04/30/2018)
2018	42	$9.44	to	$9.45	$394	1.56%	0.49%	to	0.65%	(5.58) %	to	(5.48) %
GREAT-WEST LIFETIME 2030 FUND
(Effective date 04/30/2018)
2018	7	$9.33	to	$9.33	$67	1.91%	0.65%	to	0.65%	(6.66) %	to	(6.66) %
GREAT-WEST LIFETIME 2035 FUND
(Effective date 04/30/2018)
2018	7	$9.22	to	$9.22	$67	1.37%	0.65%	to	0.65%	(7.84) %	to	(7.84) %
GREAT-WEST LIFETIME 2050 FUND
(Effective date 04/30/2018)
2018	5	$9.04	to	$9.04	$42	2.21%	0.49%	to	0.49%	(9.61) %	to	(9.61) %
GREAT-WEST LIFETIME 2055 FUND
(Effective date 04/30/2018)
2018	2	$9.02	to	$9.02	$17	1.37%	0.49%	to	0.49%	(9.75) %	to	(9.75) %
GREAT-WEST MID CAP VALUE FUND
(Effective date 04/29/2016)
2018	20	$11.57	to	$11.64	$237	4.86%	0.49%	to	0.69%	(12.91) %	to	(12.74) %
2017	11	$13.30	to	$13.33	$140	16.44%	0.49%	to	0.65%	16.23%	to	16.41%
GREAT-WEST MODERATE PROFILE FUND
(Effective date 04/30/2018)
2018	326	$9.39	to	$9.40	$3,059	3.17%	0.40%	to	0.65%	(6.06) %	to	(5.96) %
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND
(Effective date 04/30/2018)
2018	24	$9.25	to	$9.26	$222	3.02%	0.49%	to	0.65%	(7.47) %	to	(7.37) %
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND
(Effective date 04/30/2018)
2018	23	$9.54	to	$9.55	$223	1.65%	0.40%	to	0.65%	(4.61) %	to	(4.50) %
GREAT-WEST MULTI-SECTOR BOND FUND
(Effective date 04/29/2016)
2018	399	$10.50	to	$10.61	$4,215	2.64%	0.49%	to	0.85%	(3.93) %	to	(3.58) %
2017	249	$10.93	to	$11.00	$2,735	1.84%	0.49%	to	0.85%	5.38%	to	5.76%
2016	30	$10.38	to	$10.40	$309	1.64%	0.49%	to	0.85%	3.76%	to	4.01%
GREAT-WEST SECUREFOUNDATION® BALANCED FUND
(Effective date 05/29/2014)
2018	14,319	$11.41	to	$11.60	$165,218	2.01%	0.49%	to	0.85%	(6.13) %	to	(5.79) %
2017	14,018	$12.16	to	$12.32	$171,609	2.00%	0.49%	to	0.85%	11.99%	to	12.40%
2016	12,321	$10.86	to	$10.96	$134,403	2.12%	0.49%	to	0.85%	7.81%	to	8.19%
2015	7,901	$10.07	to	$10.13	$79,792	2.25%	0.49%	to	0.85%	(1.51) %	to	(1.15) %
2014	2,214	$10.23	to	$10.25	$22,657	2.50%	0.49%	to	0.85%	2.30%	to	2.50%
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
(Effective date 04/28/2017)
2018	89	$10.92	to	$10.95	$972	0.12%	0.49%	to	0.69%	(3.00) %	to	(2.80) %
2017	9	$11.26	to	$11.27	$102	0.35%	0.49%	to	0.65%	12.59%	to	12.71%
INVESCO V.I. COMSTOCK FUND
2018	278	$20.66	to	$11.75	$5,148	1.68%	0.49%	to	0.85%	(12.91) %	to	(12.59) %
2017	287	$23.73	to	$13.45	$6,121	2.09%	0.49%	to	0.85%	16.85%	to	17.28%
2016	294	$20.30	to	$11.47	$5,684	1.48%	0.49%	to	0.85%	16.31%	to	16.73%
2015	354	$17.46	to	$9.82	$5,865	1.87%	0.49%	to	0.85%	(6.78) %	to	(6.45) %
2014	441	$18.73	to	$10.50	$7,981	1.34%	0.49%	to	0.85%	8.52%	to	5.00%

(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
INVESTMENT DIVISIONS
INVESCO V.I. CORE EQUITY FUND
2018	90	$31.39	to	$31.39	$2,878	0.87%	0.85%	to	0.85%	(10.16) %	to	(10.16) %
2017	115	$34.95	to	$34.95	$4,067	1.04%	0.85%	to	0.85%	12.22%	to	12.22%
2016	121	$31.14	to	$31.14	$3,817	0.76%	0.85%	to	0.85%	9.33%	to	9.33%
2015	138	$28.48	to	$28.48	$3,967	1.13%	0.85%	to	0.85%	(6.57) %	to	(6.57) %
2014	145	$30.48	to	$30.48	$4,479	0.85%	0.85%	to	0.85%	7.21%	to	7.21%
INVESCO V.I. GROWTH & INCOME FUND
2018	505	$21.39	to	$11.94	$9,917	2.03%	0.49%	to	0.85%	(14.12) %	to	(13.81) %
2017	529	$24.91	to	$13.85	$12,324	1.52%	0.49%	to	0.85%	13.35%	to	13.76%
2016	527	$21.97	to	$12.18	$11,307	1.11%	0.49%	to	0.85%	18.69%	to	19.12%
2015	588	$18.51	to	$10.22	$10,786	2.86%	0.49%	to	0.85%	(3.88) %	to	(3.54) %
2014	634	$19.26	to	$10.60	$12,394	1.79%	0.49%	to	0.85%	9.37%	to	6.00%
INVESCO V.I. HIGH YIELD FUND
2018	245	$24.31	to	$10.58	$4,441	5.07%	0.49%	to	0.85%	(4.18) %	to	(3.83) %
2017	198	$25.37	to	$11.00	$4,078	4.11%	0.49%	to	0.85%	5.40%	to	5.79%
2016	185	$24.07	to	$10.40	$3,728	4.34%	0.49%	to	0.85%	10.28%	to	10.67%
2015	195	$21.83	to	$9.40	$3,651	5.60%	0.49%	to	0.85%	(3.99) %	to	(3.64) %
2014	158	$22.74	to	$9.75	$3,385	4.67%	0.49%	to	0.85%	0.89%	to	(2.50) %
INVESCO V.I. INTERNATIONAL GROWTH FUND
(Effective date 05/01/2006)
2018	900	$13.69	to	$9.56	$11,584	1.90%	0.49%	to	0.85%	(15.70) %	to	(15.39) %
2017	963	$16.23	to	$11.30	$14,774	1.48%	0.49%	to	0.85%	21.97%	to	22.41%
2016	903	$13.31	to	$9.23	$11,540	1.36%	0.49%	to	0.85%	(1.30) %	to	(0.94) %
2015	977	$13.49	to	$9.32	$12,808	1.50%	0.49%	to	0.85%	(3.17) %	to	(2.82) %
2014	898	$13.93	to	$9.59	$12,441	1.59%	0.49%	to	0.85%	(0.50) %	to	(4.10) %
INVESCO V.I. MID CAP CORE EQUITY FUND
(Effective date 05/01/2009)
2018	358	$20.45	to	$10.88	$1,757	0.49%	0.49%	to	0.85%	(12.11) %	to	(11.78) %
2017	102	$23.27	to	$12.33	$2,322	0.53%	0.49%	to	0.85%	13.95%	to	14.35%
2016	109	$20.42	to	$10.78	$2,196	0.08%	0.49%	to	0.85%	12.48%	to	12.89%
2015	129	$18.15	to	$9.55	$2,300	0.33%	0.49%	to	0.85%	(4.84) %	to	(4.50) %
2014	149	$19.08	to	$19.30	$2,865	0.04%	0.65%	to	0.85%	3.58%	to	3.76%
INVESCO V.I. SMALL CAP EQUITY FUND
(Effective date 05/01/2009)
2018	87	$23.70	to	$10.60	$2,227	0.00%	0.49%	to	0.85%	(15.80) %	to	(15.50) %
2017	155	$28.15	to	$12.55	$3,210	0.00%	0.49%	to	0.85%	13.10%	to	13.50%
2016	149	$24.89	to	$11.05	$2,862	0.00%	0.49%	to	0.85%	11.12%	to	11.51%
2015	129	$22.40	to	$9.91	$2,478	0.00%	0.49%	to	0.85%	(6.32) %	to	(5.98) %
2014	100	$23.91	to	$10.54	$2,385	0.00%	0.49%	to	0.85%	1.49%	to	5.40%
INVESCO V.I. TECHNOLOGY FUND
2018	346	$30.08	to	$14.91	$3,342	0.00%	0.49%	to	0.85%	(1.30) %	to	(0.94) %
2017	350	$30.48	to	$15.05	$3,304	0.00%	0.49%	to	0.85%	33.99%	to	34.47%
2016	367	$22.74	to	$11.19	$2,394	0.00%	0.49%	to	0.85%	(1.59) %	to	(1.24) %
2015	429	$23.11	to	$11.33	$2,987	0.00%	0.49%	to	0.85%	5.91%	to	6.29%
2014	408	$21.82	to	$10.66	$2,361	0.00%	0.49%	to	0.85%	10.09%	to	6.60%
IVY VIP INTERNATIONAL CORE EQUITY
(Effective date 05/01/2015)
2018	282	$8.96	to	$9.08	$2,557	1.42%	0.49%	to	0.85%	(18.51) %	to	(18.22) %
2017	220	$10.99	to	$11.10	$2,436	0.73%	0.49%	to	0.85%	22.11%	to	22.56%
2016	31	$9.00	to	$9.06	$284	1.37%	0.49%	to	0.85%	0.23%	to	0.59%
2015	14	$8.99	to	$9.00	$129	0.00%	0.49%	to	0.69%	(10.08) %	to	(9.96) %

(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
INVESTMENT DIVISIONS
JANUS HENDERSON VIT BALANCED PORTFOLIO INSTITUTIONAL SHARES
2018	889	$29.24	to	$12.81	$15,196	2.15%	0.49%	to	0.85%	(0.17) %	to	0.19%
2017	820	$29.29	to	$12.78	$14,702	1.60%	0.49%	to	0.85%	17.43%	to	17.85%
2016	844	$24.94	to	$10.85	$13,001	2.28%	0.49%	to	0.85%	3.72%	to	4.10%
2015	709	$24.05	to	$10.42	$11,741	1.95%	0.49%	to	0.85%	(0.23) %	to	0.12%
2014	377	$24.11	to	$10.41	$8,548	1.69%	0.49%	to	0.85%	7.63%	to	4.10%
JANUS HENDERSON VIT BALANCED PORTFOLIO SERVICE SHARES
(Effective date 05/01/2007)
2018	6,059	$20.03	to	$12.57	$98,770	1.80%	0.65%	to	0.85%	(0.42) %	to	(0.22) %
2017	5,440	$20.12	to	$12.60	$92,302	1.42%	0.65%	to	0.85%	17.14%	to	17.37%
2016	4,739	$17.17	to	$10.73	$71,902	1.94%	0.65%	to	0.85%	3.45%	to	3.65%
2015	4,591	$16.60	to	$10.36	$70,239	1.62%	0.65%	to	0.85%	(0.44) %	to	(0.24) %
2014	4,357	$16.67	to	$10.38	$72,208	1.54%	0.65%	to	0.85%	7.27%	to	3.80%
JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES
2018	1,363	$22.31	to	$10.39	$19,838	3.07%	0.49%	to	0.85%	(1.85) %	to	(1.49) %
2017	1,518	$22.73	to	$10.55	$22,725	3.00%	0.49%	to	0.85%	2.74%	to	3.12%
2016	1,322	$22.12	to	$10.23	$20,570	2.91%	0.49%	to	0.85%	1.60%	to	1.96%
2015	1,059	$21.77	to	$10.04	$18,126	2.38%	0.49%	to	0.85%	(0.63) %	to	(0.27) %
2014	800	$21.91	to	$10.06	$16,367	3.38%	0.49%	to	0.85%	4.04%	to	0.60%
JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO SERVICE SHARES
(Effective date 05/01/2007)
2018	2,552	$15.27	to	$10.20	$38,922	2.63%	0.65%	to	0.85%	(2.13) %	to	(1.93) %
2017	2,795	$15.60	to	$10.40	$43,710	2.46%	0.65%	to	0.85%	2.48%	to	2.69%
2016	3,225	$15.22	to	$10.13	$49,221	2.42%	0.65%	to	0.85%	1.36%	to	1.56%
2015	3,177	$15.02	to	$9.97	$47,506	1.89%	0.65%	to	0.85%	(0.91) %	to	(0.71) %
2014	3,570	$15.15	to	$10.04	$54,600	3.23%	0.65%	to	0.85%	3.77%	to	0.40%
JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO
2018	545	$28.93	to	$11.94	$10,427	1.17%	0.49%	to	0.85%	(7.66) %	to	(7.32) %
2017	398	$31.33	to	$12.88	$9,562	0.84%	0.49%	to	0.85%	25.96%	to	26.40%
2016	356	$24.87	to	$10.19	$7,264	1.09%	0.49%	to	0.85%	1.20%	to	1.58%
2015	401	$24.58	to	$10.03	$8,191	0.67%	0.49%	to	0.85%	(3.11) %	to	(2.77) %
2014	412	$25.37	to	$10.32	$8,946	1.09%	0.49%	to	0.85%	6.55%	to	3.20%
JANUS HENDERSON VIT GLOBAL TECHNOLOGY PORTFOLIO INSTITUTIONAL SHARES
(Effective date 05/29/2014)
2018	13	$18.41	to	$18.58	$243	1.02%	0.49%	to	0.69%	0.49%	to	0.69%
2017	8	$18.32	to	$18.45	$141	0.50%	0.49%	to	0.69%	44.10%	to	44.38%
2016	11	$12.71	to	$12.78	$144	0.19%	0.49%	to	0.69%	13.42%	to	13.65%
2015	28	$11.21	to	$11.24	$315	0.56%	0.49%	to	0.69%	4.13%	to	4.33%
JANUS HENDERSON VIT GLOBAL TECHNOLOGY PORTFOLIO SERVICE SHARES
(Effective date 05/01/2014)
2018	371	$18.71	to	$18.25	$6,949	1.09%	0.65%	to	0.85%	0.05%	to	0.25%
2017	254	$18.70	to	$18.20	$4,761	0.46%	0.65%	to	0.85%	43.69%	to	43.97%
2016	122	$13.02	to	$12.64	$1,595	0.06%	0.65%	to	0.85%	12.89%	to	13.12%
2015	86	$11.53	to	$11.18	$993	0.53%	0.65%	to	0.85%	3.76%	to	3.97%
2014	18	$11.11	to	$11.13	$201	0.00%	0.65%	to	0.85%	11.10%	to	11.30%
JANUS HENDERSON VIT OVERSEAS PORTFOLIO INSTITUTIONAL SHARES
2018	123	$22.26	to	$22.26	$2,776	1.78%	0.85%	to	0.85%	(15.67) %	to	(15.67) %
2017	139	$26.40	to	$26.40	$3,706	1.65%	0.85%	to	0.85%	30.02%	to	30.02%
2016	158	$20.31	to	$20.31	$3,240	4.67%	0.85%	to	0.85%	(7.24) %	to	(7.24) %
2015	183	$21.89	to	$21.89	$4,066	0.59%	0.85%	to	0.85%	(9.36) %	to	(9.36) %
2014	207	$24.15	to	$24.15	$5,011	5.85%	0.85%	to	0.85%	(12.63) %	to	(12.63) %

(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
INVESTMENT DIVISIONS
JANUS HENDERSON VIT OVERSEAS PORTFOLIO SERVICE SHARES
(Effective date 05/01/2007)
2018	143	$8.42	to	$8.42	$1,255	1.67%	0.85%	to	0.85%	(15.86) %	to	(15.86) %
2017	176	$10.01	to	$10.01	$1,836	1.63%	0.85%	to	0.85%	29.69%	to	29.69%
2016	186	$7.72	to	$7.72	$1,486	4.76%	0.85%	to	0.85%	(7.49) %	to	(7.49) %
2015	212	$8.34	to	$8.34	$1,795	0.51%	0.85%	to	0.85%	(9.57) %	to	(9.57) %
2014	227	$9.22	to	$9.22	$2,112	5.75%	0.85%	to	0.85%	(12.85) %	to	(12.85) %
JANUS HENDERSON VIT RESEARCH PORTFOLIO
2018	180	$36.44	to	$36.44	$6,805	0.54%	0.85%	to	0.85%	(3.41) %	to	(3.41) %
2017	202	$37.72	to	$37.72	$7,713	0.39%	0.85%	to	0.85%	26.80%	to	26.80%
2016	221	$29.75	to	$29.75	$6,640	0.54%	0.85%	to	0.85%	(0.35) %	to	(0.35) %
2015	251	$29.86	to	$29.86	$7,565	0.63%	0.85%	to	0.85%	4.45%	to	4.45%
2014	270	$28.58	to	$28.58	$7,776	0.36%	0.85%	to	0.85%	12.03%	to	12.03%
JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO
2018	118	$33.49	to	$12.32	$2,653	0.35%	0.49%	to	0.85%	(12.68) %	to	(12.37) %
2017	108	$38.35	to	$14.06	$2,755	0.35%	0.49%	to	0.85%	14.26%	to	14.67%
2016	92	$33.56	to	$12.26	$2,054	0.54%	0.49%	to	0.85%	19.20%	to	19.63%
2015	85	$28.16	to	$10.25	$1,651	0.13%	0.49%	to	0.85%	(6.08) %	to	(5.75) %
2014	50	$29.98	to	$10.88	$1,213	0.12%	0.49%	to	0.85%	8.66%	to	8.80%
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
(Effective date 05/01/2009)
2018	916	$15.77	to	$8.80	$12,524	1.72%	0.49%	to	0.85%	(19.25) %	to	(18.96) %
2017	1,021	$19.52	to	$10.85	$17,702	1.76%	0.49%	to	0.85%	26.75%	to	27.20%
2016	994	$15.40	to	$8.53	$14,013	1.09%	0.49%	to	0.85%	19.75%	to	20.20%
2015	950	$12.86	to	$7.10	$11,429	1.07%	0.49%	to	0.85%	(20.73) %	to	(20.45) %
2014	983	$16.23	to	$8.92	$15,683	1.70%	0.49%	to	0.85%	(5.42) %	to	(10.80) %
LVIP BARON GROWTH OPPORTUNITIES FUND
2018	531	$43.35	to	$12.91	$19,100	0.00%	0.49%	to	0.85%	(4.75) %	to	(4.41) %
2017	556	$45.52	to	$13.50	$21,276	0.00%	0.49%	to	0.85%	26.16%	to	26.62%
2016	600	$36.08	to	$10.66	$18,515	0.50%	0.49%	to	0.85%	4.68%	to	5.05%
2015	692	$34.47	to	$10.15	$20,247	0.00%	0.49%	to	0.85%	(5.58) %	to	(5.23) %
2014	670	$36.50	to	$10.70	$22,761	0.17%	0.65%	to	0.85%	3.96%	to	7.00%
MFS VIT II INTERNATIONAL VALUE PORTFOLIO
(Effective date 05/01/2009)
2018	1,810	$24.54	to	$11.95	$34,789	0.91%	0.49%	to	0.85%	(10.49) %	to	(10.17) %
2017	1,682	$27.41	to	$13.30	$37,536	1.35%	0.49%	to	0.85%	25.75%	to	26.20%
2016	1,515	$21.80	to	$10.54	$27,521	1.16%	0.49%	to	0.85%	2.97%	to	3.33%
2015	1,391	$21.17	to	$10.20	$25,542	1.85%	0.49%	to	0.85%	5.42%	to	5.80%
2014	1,063	$20.08	to	$9.64	$20,597	1.79%	0.49%	to	0.85%	0.25%	to	(3.60) %
MFS VIT III MID CAP VALUE PORTFOLIO
(Effective date 04/28/2017)
2018	38	$9.59	to	$9.65	$367	0.89%	0.49%	to	0.85%	(12.21) %	to	(11.88) %
2017	8	$10.92	to	$10.95	$85	0.91%	0.49%	to	0.85%	9.21%	to	9.47%
MFS VIT UTILITIES SERIES
2018	363	$15.61	to	$10.78	$5,437	0.77%	0.49%	to	0.85%	(0.05) %	to	0.32%
2017	468	$15.61	to	$10.75	$7,169	4.23%	0.49%	to	0.85%	13.53%	to	13.94%
2016	444	$13.75	to	$9.44	$6,055	4.04%	0.49%	to	0.85%	10.30%	to	10.69%
2015	447	$12.47	to	$8.52	$5,537	3.37%	0.49%	to	0.85%	(15.48) %	to	(15.18) %
2014	614	$14.75	to	$10.05	$9,097	2.02%	0.49%	to	0.85%	11.49%	to	0.50%

(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
INVESTMENT DIVISIONS

MORGAN STANLEY VIF U.S. REAL ESTATE PORTFOLIO
2018	97	$46.22	to	$46.22	$4,747	2.91%	0.85%	to	0.85%	(8.50) %	to	(8.50) %
2017	118	$50.51	to	$50.51	$6,281	1.48%	0.85%	to	0.85%	2.24%	to	2.24%
2016	157	$49.41	to	$49.41	$7,919	1.40%	0.85%	to	0.85%	5.91%	to	5.91%
2015	170	$46.65	to	$46.65	$7,999	1.33%	0.85%	to	0.85%	1.31%	to	1.31%
2014	173	$46.05	to	$46.05	$8,039	1.50%	0.85%	to	0.85%	28.63%	to	28.63%
NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO
(Effective date 05/01/2006)
2018	52	$16.49	to	$11.06	$791	0.26%	0.49%	to	0.85%	(16.20) %	to	(15.89) %
2017	49	$19.68	to	$13.15	$925	0.44%	0.49%	to	0.85%	15.37%	to	15.77%
2016	54	$17.06	to	$11.35	$874	0.23%	0.49%	to	0.85%	15.01%	to	15.42%
2015	56	$14.83	to	$9.84	$790	0.50%	0.49%	to	0.85%	(9.30) %	to	(8.97) %
2014	22	$16.35	to	$16.64	$396	0.83%	0.65%	to	0.85%	12.60%	to	12.81%
NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO
(Effective date 05/01/2015)
2018	42	$11.62	to	$11.62	$484	0.20%	0.49%	to	0.49%	(6.40) %	to	(6.40) %
2017	66	$12.41	to	$12.41	$818	0.35%	0.49%	to	0.49%	17.53%	to	17.53%
2016	66	$10.56	to	$10.56	$696	0.63%	0.49%	to	0.49%	9.10%	to	9.10%
2015	5	$9.68	to	$9.68	$52	0.00%	0.49%	to	0.49%	(3.22) %	to	(3.22) %
NVIT MID CAP INDEX FUND
2018	712	$34.72	to	$12.34	$18,467	1.10%	0.49%	to	0.85%	(12.32) %	to	(12.00) %
2017	734	$39.60	to	$14.03	$22,734	5.06%	0.49%	to	0.85%	14.60%	to	15.01%
2016	698	$34.55	to	$12.20	$20,033	1.21%	0.49%	to	0.85%	19.00%	to	19.43%
2015	558	$29.04	to	$10.21	$14,540	0.85%	0.49%	to	0.85%	(3.60) %	to	(3.25) %
2014	541	$30.12	to	$10.56	$15,363	0.88%	0.49%	to	0.85%	8.27%	to	5.60%
OPPENHEIMER GLOBAL FUND/VA
2018	1,029	$33.64	to	$11.97	$27,168	0.99%	0.49%	to	0.85%	(13.92) %	to	(13.61) %
2017	1,086	$39.08	to	$13.86	$34,167	0.93%	0.49%	to	0.85%	35.51%	to	36.00%
2016	1,026	$28.84	to	$10.19	$25,013	1.06%	0.49%	to	0.85%	(0.76) %	to	(0.41) %
2015	1,244	$29.06	to	$10.23	$30,284	1.32%	0.49%	to	0.85%	3.06%	to	3.44%
2014	1,192	$28.20	to	$9.89	$29,837	1.11%	0.49%	to	0.85%	1.44%	to	(1.10) %
OPPENHEIMER INTERNATIONAL GROWTH FUND/VA
2018	872	$19.45	to	$9.10	$13,090	0.86%	0.49%	to	0.85%	(20.10) %	to	(19.81) %
2017	841	$24.35	to	$11.35	$16,504	1.39%	0.49%	to	0.85%	25.23%	to	25.67%
2016	771	$19.44	to	$9.03	$12,849	1.12%	0.49%	to	0.85%	(2.95) %	to	(2.59) %
2015	804	$20.03	to	$9.27	$14,410	1.13%	0.49%	to	0.85%	2.56%	to	2.92%
2014	715	$19.53	to	$9.01	$13,541	1.17%	0.49%	to	0.85%	(8.01) %	to	(9.90) %
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA
(Effective date 05/01/2014)
2018	226	$12.00	to	$12.20	$2,758	0.27%	0.49%	to	0.85%	(11.09) %	to	(10.77) %
2017	135	$13.50	to	$13.67	$1,844	0.90%	0.49%	to	0.85%	13.19%	to	13.60%
2016	108	$12.07	to	$12.04	$1,298	0.43%	0.49%	to	0.85%	17.06%	to	17.47%
2015	162	$10.31	to	$10.25	$1,669	0.73%	0.49%	to	0.85%	(6.70) %	to	(6.36) %
2014	21	$11.05	to	$10.93	$230	0.00%	0.65%	to	0.85%	10.50%	to	9.30%
PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO
(Effective date 05/01/2014)
2018	215	$5.36	to	$5.46	$1,166	2.11%	0.49%	to	0.85%	(14.87) %	to	(14.55) %
2017	158	$6.29	to	$6.39	$1,006	11.21%	0.49%	to	0.85%	1.30%	to	1.65%
2016	152	$6.23	to	$6.29	$949	1.27%	0.49%	to	0.85%	14.19%	to	14.58%
2015	69	$5.45	to	$5.49	$376	3.35%	0.49%	to	0.85%	(26.34) %	to	(26.06) %
2014	34	$7.39	to	$7.42	$254	0.28%	0.49%	to	0.85%	(26.10) %	to	(25.80) %

(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
INVESTMENT DIVISIONS

PIMCO VIT EMERGING MARKETS BOND PORTFOLIO
(Effective date 04/28/2017)
2018	60	$9.78	to	$9.81	$583	4.18%	0.49%	to	0.69%	(5.39) %	to	(5.20) %
2017	20	$10.33	to	$10.35	$203	3.02%	0.49%	to	0.69%	3.33%	to	3.47%
PIMCO VIT HIGH YIELD PORTFOLIO
2018	1,300	$22.34	to	$11.16	$26,828	5.09%	0.49%	to	0.85%	(3.48) %	to	(3.12) %
2017	1,573	$23.15	to	$11.52	$33,524	4.87%	0.49%	to	0.85%	5.71%	to	6.10%
2016	1,414	$21.90	to	$10.86	$30,946	5.22%	0.49%	to	0.85%	11.50%	to	11.92%
2015	1,250	$19.64	to	$9.70	$25,838	5.24%	0.49%	to	0.85%	(2.47) %	to	(2.13) %
2014	1,632	$20.14	to	$9.91	$36,792	5.25%	0.49%	to	0.85%	2.49%	to	(0.90) %
PIMCO VIT LOW DURATION PORTFOLIO
2018	6,166	$13.33	to	$10.08	$78,136	1.92%	0.49%	to	0.85%	(0.51) %	to	(0.15) %
2017	5,774	$13.40	to	$10.10	$74,455	1.34%	0.49%	to	0.85%	0.49%	to	0.85%
2016	5,614	$13.34	to	$10.01	$73,774	1.49%	0.49%	to	0.85%	0.55%	to	0.92%
2015	5,585	$13.26	to	$9.92	$73,894	3.42%	0.49%	to	0.85%	(0.54) %	to	(0.18) %
2014	5,881	$13.33	to	$9.94	$79,347	1.12%	0.49%	to	0.85%	(0.07) %	to	(0.60) %
PIMCO VIT REAL RETURN PORTFOLIO
(Effective date 05/29/2014)
2018	242	$9.96	to	$9.84	$2,387	2.50%	0.49%	to	0.85%	(3.04) %	to	(2.69) %
2017	158	$10.27	to	$10.12	$1,599	2.36%	0.49%	to	0.85%	2.79%	to	3.15%
2016	89	$9.99	to	$9.81	$875	2.01%	0.49%	to	0.85%	(0.10) %	to	4.69%
2015	85	$9.34	to	$9.37	$791	6.39%	0.49%	to	0.69%	(3.37) %	to	(3.18) %
2014	27	$9.66	to	$9.68	$258	0.03%	0.49%	to	0.69%	(3.40) %	to	(3.20) %
PIMCO VIT TOTAL RETURN PORTFOLIO
2018	8,263	$16.42	to	$10.64	$119,934	2.55%	0.49%	to	0.85%	(1.38) %	to	(1.01) %
2017	7,789	$16.65	to	$10.75	$118,557	2.02%	0.49%	to	0.85%	4.03%	to	4.40%
2016	6,632	$16.01	to	$10.30	$100,615	2.08%	0.49%	to	0.85%	1.81%	to	2.18%
2015	6,795	$15.73	to	$10.08	$104,032	4.96%	0.49%	to	0.85%	(0.40) %	to	(0.04) %
2014	6,953	$15.79	to	$10.08	$110,569	2.12%	0.49%	to	0.85%	3.41%	to	0.80%
PIONEER BOND VCT PORTFOLIO
(Effective date 04/30/2018)
2018	10	$10.04	to	$10.04	$100	1.07%	0.69%	to	0.69%	0.39%	to	0.39%
PIONEER FUND VCT PORTFOLIO
2018	117	$27.73	to	$13.73	$2,927	1.12%	0.49%	to	0.85%	(2.35) %	to	(1.99) %
2017	121	$28.39	to	$21.94	$3,252	1.18%	0.65%	to	0.85%	20.69%	to	20.93%
2016	137	$23.53	to	$18.14	$3,030	1.32%	0.65%	to	0.85%	8.89%	to	9.11%
2015	156	$21.61	to	$16.63	$3,115	1.08%	0.65%	to	0.85%	(0.91) %	to	(0.70) %
2014	178	$21.80	to	$16.75	$3,594	1.19%	0.65%	to	0.85%	10.10%	to	10.34%
PIONEER MID CAP VALUE VCT PORTFOLIO
2018	86	$15.55	to	$10.36	$1,303	0.47%	0.49%	to	0.85%	(20.18) %	to	(19.89) %
2017	96	$19.49	to	$12.94	$1,835	0.60%	0.49%	to	0.85%	11.92%	to	12.31%
2016	113	$17.41	to	$11.52	$1,941	0.46%	0.49%	to	0.85%	15.25%	to	15.66%
2015	155	$15.11	to	$9.96	$2,339	0.55%	0.49%	to	0.85%	(7.15) %	to	(6.81) %
2014	219	$16.27	to	$16.56	$3,618	0.72%	0.65%	to	0.85%	13.86%	to	14.05%
PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO
(Effective date 05/01/2006)
2018	261	$30.10	to	$13.35	$6,217	0.00%	0.49%	to	0.85%	(7.28) %	to	(6.94) %
2017	197	$32.46	to	$14.35	$5,714	0.08%	0.49%	to	0.85%	28.93%	to	29.40%
2016	207	$25.18	to	$11.09	$4,691	0.00%	0.49%	to	0.85%	2.86%	to	3.23%
2015	215	$24.48	to	$10.74	$4,752	0.00%	0.49%	to	0.85%	0.77%	to	1.13%
2014	235	$24.29	to	$10.62	$5,149	0.00%	0.49%	to	0.85%	8.49%	to	6.20%

(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
INVESTMENT DIVISIONS

PRUDENTIAL SERIES FUND EQUITY PORTFOLIO
2018	50	$21.08	to	$26.99	$1,302	0.00%	0.65%	to	0.85%	(6.04) %	to	(5.85) %
2017	50	$28.17	to	$28.66	$1,396	0.00%	0.65%	to	0.85%	24.23%	to	24.47%
2016	67	$22.68	to	$10.93	$1,436	0.00%	0.49%	to	0.85%	2.48%	to	2.84%
2015	80	$22.13	to	$22.43	$1,653	0.00%	0.65%	to	0.85%	1.11%	to	1.31%
2014	95	$21.89	to	$22.14	$1,945	0.00%	0.65%	to	0.85%	6.37%	to	6.60%
PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO
(Effective date 05/01/2009)
2018	79	$8.43	to	$5.11	$630	0.00%	0.49%	to	0.85%	(19.11) %	to	(18.81) %
2017	84	$10.42	to	$6.29	$834	0.00%	0.49%	to	0.85%	(1.38) %	to	(1.02) %
2016	94	$10.57	to	$6.36	$953	0.00%	0.49%	to	0.85%	23.77%	to	24.20%
2015	108	$8.54	to	$5.12	$880	0.00%	0.49%	to	0.85%	(29.45) %	to	(29.19) %
2014	122	$12.10	to	$7.23	$1,461	0.00%	0.49%	to	0.85%	(20.50) %	to	(27.70) %
PUTNAM VT EQUITY INCOME FUND
(Effective date 04/30/2010)
2018	612	$21.53	to	$12.48	$11,559	0.72%	0.49%	to	0.85%	(9.27) %	to	(8.94) %
2017	624	$23.73	to	$13.71	$13,005	1.77%	0.49%	to	0.85%	17.77%	to	18.19%
2016	641	$20.15	to	$11.60	$12,018	1.79%	0.49%	to	0.85%	12.69%	to	13.09%
2015	722	$17.88	to	$10.26	$11,921	1.60%	0.49%	to	0.85%	(3.86) %	to	(3.51) %
2014	640	$18.60	to	$10.62	$11,710	1.54%	0.65%	to	0.85%	11.71%	to	6.20%
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
(Effective date 04/29/2016)
2018	85	$11.20	to	$11.31	$953	2.50%	0.49%	to	0.85%	(7.82) %	to	(7.48) %
2017	29	$12.19	to	$12.23	$355	1.17%	0.49%	to	0.65%	14.91%	to	15.10%
2016	14	$10.61	to	$10.61	$150	0.00%	0.65%	to	0.65%	6.11%	to	6.11%
PUTNAM VT GLOBAL HEALTH CARE FUND
(Effective date 05/02/2011)
2018	217	$19.56	to	$12.70	$4,169	1.04%	0.49%	to	0.85%	(1.44) %	to	(1.08) %
2017	267	$19.84	to	$12.84	$5,210	0.54%	0.49%	to	0.85%	14.33%	to	14.74%
2016	326	$17.36	to	$11.19	$5,686	0.00%	0.49%	to	0.85%	(12.10) %	to	(11.79) %
2015	603	$19.75	to	$12.68	$11,723	0.00%	0.49%	to	0.85%	6.87%	to	7.27%
2014	718	$18.48	to	$11.81	$13,244	0.23%	0.65%	to	0.85%	26.58%	to	18.10%
PUTNAM VT INCOME FUND
(Effective date 05/01/2015)
2018	387	$10.19	to	$10.33	$3,978	4.03%	0.49%	to	0.85%	(0.49) %	to	(0.13) %
2017	129	$10.24	to	$10.34	$1,330	3.79%	0.49%	to	0.85%	5.01%	to	5.39%
2016	69	$9.75	to	$9.81	$679	3.00%	0.49%	to	0.85%	1.40%	to	1.76%
2015	30	$9.62	to	$9.64	$288	0.00%	0.49%	to	0.85%	(3.80) %	to	(3.57) %
PUTNAM VT INTERNATIONAL EQUITY FUND
(Effective date 04/29/2016)
2018	102	$10.11	to	$10.16	$1,036	1.41%	0.49%	to	0.69%	(19.51) %	to	(19.35) %
2017	59	$12.56	to	$12.60	$736	1.78%	0.49%	to	0.69%	26.06%	to	26.32%
2016	27	$9.96	to	$9.98	$271	0.00%	0.49%	to	0.69%	(0.38) %	to	(0.25) %
PUTNAM VT INTERNATIONAL VALUE FUND
(Effective date 05/01/2015)
2018	88	$9.14	to	$9.20	$812	2.03%	0.49%	to	0.69%	(17.95) %	to	(17.79) %
2017	59	$11.13	to	$11.19	$663	1.75%	0.49%	to	0.69%	24.19%	to	24.45%
2016	48	$8.96	to	$8.99	$428	2.08%	0.49%	to	0.69%	0.59%	to	0.80%
2015	18	$8.91	to	$8.92	$163	0.00%	0.49%	to	0.69%	(10.88) %	to	(10.76) %

(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
INVESTMENT DIVISIONS
PUTNAM VT MORTGAGE SECURITIES FUND
(Effective date 04/30/2010)
2018	531	$10.86	to	$9.94	$5,669	2.83%	0.49%	to	0.85%	(1.76) %	to	(1.39) %
2017	657	$11.05	to	$10.08	$7,117	2.47%	0.49%	to	0.85%	1.11%	to	1.46%
2016	1,134	$10.93	to	$9.94	$12,072	1.99%	0.49%	to	0.85%	(0.65) %	to	(0.28) %
2015	1,136	$11.00	to	$9.97	$12,191	2.06%	0.49%	to	0.85%	(1.49) %	to	(1.14) %
2014	805	$11.17	to	$10.08	$9,038	2.86%	0.49%	to	0.85%	3.43%	to	0.80%
PUTNAM VT MULTI-CAP CORE FUND
(Effective date 05/01/2014)
2018	56	$13.10	to	$13.32	$752	1.28%	0.49%	to	0.85%	(8.24) %	to	(7.90) %
2017	62	$14.27	to	$14.46	$902	1.25%	0.49%	to	0.85%	22.10%	to	22.54%
2016	62	$11.98	to	$11.80	$737	1.56%	0.49%	to	0.85%	11.40%	to	11.80%
2015	72	$10.76	to	$10.53	$771	1.52%	0.65%	to	0.85%	(2.79) %	to	(2.59) %
2014	56	$11.06	to	$10.81	$614	0.00%	0.65%	to	0.85%	10.60%	to	8.10%
PUTNAM VT SMALL CAP VALUE FUND
(Effective date 05/01/2015)
2018	2	$10.07	to	$10.15	$25	0.48%	0.65%	to	0.85%	(20.37) %	to	(20.21) %
2017	3	$12.65	to	$12.72	$38	1.65%	0.65%	to	0.85%	7.22%	to	7.45%
2016	1	$11.80	to	$11.84	$18	1.39%	0.65%	to	0.85%	26.71%	to	26.96%
ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO
(Effective date 05/01/2009)
2018	137	$22.30	to	$10.47	$3,092	0.29%	0.49%	to	0.85%	(9.28) %	to	(8.94) %
2017	145	$24.58	to	$11.50	$3,605	0.77%	0.49%	to	0.85%	4.22%	to	4.59%
2016	166	$23.58	to	$11.00	$3,933	1.53%	0.49%	to	0.85%	19.52%	to	19.95%
2015	218	$19.73	to	$9.17	$4,265	0.33%	0.49%	to	0.85%	(12.71) %	to	(12.40) %
2014	286	$22.61	to	$10.47	$6,460	0.00%	0.49%	to	0.85%	2.08%	to	4.70%
SCHWAB GOVERNMENT MONEY MARKET PORTFOLIO
2018	11,061	$12.84	to	$9.97	$124,026	1.54%	0.49%	to	0.85%	0.67%	to	1.03%
2017	7,416	$12.76	to	$9.87	$83,485	0.44%	0.49%	to	0.85%	(0.41) %	to	(0.05) %
2016	8,256	$12.81	to	$9.88	$93,377	0.01%	0.49%	to	0.85%	(0.83) %	to	(0.47) %
2015	8,804	$12.92	to	$9.92	$100,169	0.01%	0.49%	to	0.85%	(0.84) %	to	(0.48) %
2014	8,660	$13.03	to	$9.97	$99,172	0.01%	0.49%	to	0.85%	(0.84) %	to	(0.30) %
SCHWAB S&P 500 INDEX PORTFOLIO
2018	15,012	$42.43	to	$13.93	$321,809	1.68%	0.49%	to	0.85%	(5.22) %	to	(4.87) %
2017	13,516	$44.76	to	$14.64	$328,558	1.63%	0.49%	to	0.85%	20.70%	to	21.13%
2016	12,396	$37.09	to	$12.09	$267,910	1.78%	0.49%	to	0.85%	10.74%	to	11.13%
2015	11,353	$33.49	to	$10.88	$232,387	1.54%	0.49%	to	0.85%	0.31%	to	0.68%
2014	9,689	$33.39	to	$10.80	$217,712	1.45%	0.49%	to	0.85%	12.46%	to	8.00%
SCHWAB VIT BALANCED PORTFOLIO
(Effective date 04/29/2016)
2018	429	$10.54	to	$10.59	$4,544	1.19%	0.49%	to	0.69%	(5.29) %	to	(5.10) %
2017	221	$11.13	to	$11.16	$2,463	0.84%	0.49%	to	0.69%	9.25%	to	9.46%
2016	18	$10.20	to	$10.20	$182	0.00%	0.49%	to	0.49%	1.99%	to	1.99%
SCHWAB VIT BALANCED WITH GROWTH PORTFOLIO
(Effective date 04/29/2016)
2018	432	$10.81	to	$10.87	$4,687	1.37%	0.49%	to	0.69%	(7.35) %	to	(7.17) %
2017	254	$11.67	to	$11.71	$2,966	1.31%	0.49%	to	0.69%	12.92%	to	13.15%
2016	248	$10.33	to	$10.35	$2,560	0.22%	0.49%	to	0.69%	3.35%	to	3.48%

(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)				Total Return
INVESTMENT DIVISIONS
SCHWAB VIT GROWTH PORTFOLIO
(Effective date 04/29/2016)
2018	235	$11.10	to	$11.16	$2,627	0.58%	0.49%	to	0.69	%	(8.99) %	to	(8.80) %
2017	47	$12.19	to	$12.24	$579	1.67%	0.49%	to	0.69	%	16.33%	to	16.57%
2016	6	$10.48	to	$10.50	$58	0.00%	0.49%	to	0.69	%	4.82%	to	4.96%
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO
(Effective date 05/29/2014)
2018	97	$15.51	to	$15.66	$1,522	0.00%	0.49%	to	0.69	%	0.41%	to	0.61%
2017	27	$15.45	to	$15.56	$427	0.00%	0.49%	to	0.69	%	26.71%	to	26.96%
2016	22	$12.19	to	$12.26	$272	0.00%	0.49%	to	0.69	%	(11.10) %	to	(10.92) %
2015	37	$13.72	to	$13.76	$514	0.00%	0.49%	to	0.69	%	11.99%	to	12.21%
2014	5	$12.25	to	$12.26	$67	0.00%	0.49%	to	0.69	%	22.50%	to	22.60%
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II
(Effective date 05/01/2014)
2018	129	$15.73	to	$15.88	$2,072	0.00%	0.65%	to	0.85	%	(0.01) %	to	0.20%
2017	112	$15.73	to	$15.33	$1,822	0.00%	0.65%	to	0.85	%	26.24%	to	26.49%
2016	141	$12.06	to	$12.12	$1,762	0.00%	0.65%	to	0.85	%	(11.47) %	to	(11.30) %
2015	318	$14.07	to	$13.67	$4,468	0.00%	0.65%	to	0.85	%	11.51%	to	11.74%
2014	252	$12.62	to	$12.23	$3,163	0.00%	0.65%	to	0.85	%	26.20%	to	22.30%
TEMPLETON FOREIGN VIP FUND
(Effective date 04/30/2010)
2018	637	$11.52	to	$8.36	$6,933	2.67%	0.49%	to	0.85	%	(16.16) %	to	(15.86) %
2017	716	$13.75	to	$9.93	$9,228	2.59%	0.49%	to	0.85	%	15.71%	to	16.13%
2016	648	$11.88	to	$8.55	$7,223	1.96%	0.49%	to	0.85	%	6.27%	to	6.66%
2015	626	$11.18	to	$8.02	$6,687	3.20%	0.49%	to	0.85	%	(7.28) %	to	(6.95) %
2014	586	$12.06	to	$8.62	$6,973	1.79%	0.49%	to	0.85	%	(11.84) %	to	(13.80) %
TEMPLETON GLOBAL BOND VIP FUND
(Effective date 05/01/2014)
2018	942	$9.74	to	$9.90	$9,391	0.00%	0.49%	to	0.85	%	1.07%	to	1.43%
2017	821	$9.64	to	$9.76	$8,093	0.00%	0.49%	to	0.85	%	1.07%	to	1.43%
2016	667	$9.71	to	$9.63	$6,521	0.00%	0.49%	to	0.85	%	2.07%	to	2.44%
2015	780	$9.52	to	$9.40	$7,426	7.55%	0.49%	to	0.85	%	(5.12) %	to	(4.77) %
2014	505	$10.03	to	$9.87	$5,061	0.78%	0.49%	to	0.85	%	0.30%	to	(1.30) %
THIRD AVENUE VALUE PORTFOLIO
(Effective date 05/01/2006)
2018	131	$9.53	to	$9.78	$1,286	1.81%	0.65%	to	0.85	%	(21.02) %	to	(20.86) %
2017	150	$12.07	to	$12.35	$1,853	0.81%	0.65%	to	0.85	%	12.64%	to	12.86%
2016	173	$10.72	to	$10.95	$1,896	0.79%	0.65%	to	0.85	%	11.28%	to	11.50%
2015	265	$9.63	to	$9.82	$2,605	3.33%	0.65%	to	0.85	%	(9.66) %	to	(9.49) %
2014	301	$10.66	to	$10.85	$3,268	2.96%	0.65%	to	0.85	%	3.50%	to	3.73%
TVST TOUCHSTONE BOND FUND
(Effective date 05/01/2009)
2018	640	$12.58	to	$9.85	$7,336	2.16%	0.49%	to	0.85	%	(2.71) %	to	(2.36) %
2017	731	$12.94	to	$10.09	$8,628	0.00%	0.49%	to	0.85	%	2.80%	to	3.17%
2016	902	$12.58	to	$9.78	$10,350	1.82%	0.49%	to	0.85	%	(0.04) %	to	0.32%
2015	1,048	$12.59	to	$9.75	$12,354	3.07%	0.49%	to	0.85	%	(2.12) %	to	(1.76) %
2014	925	$12.86	to	$9.92	$11,780	4.80%	0.49%	to	0.85	%	3.13%	to	(0.80) %

(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
INVESTMENT DIVISIONS
TVST TOUCHSTONE COMMON STOCK FUND
(Effective date 05/01/2009)
2018	327	$28.80	to	$13.07	$8,816	1.26%	0.49%	to	0.85%	(8.83) %	to	(8.50) %
2017	375	$31.59	to	$14.29	$10,741	0.01%	0.49%	to	0.85%	20.48%	to	20.91%
2016	363	$26.22	to	$11.82	$8,846	1.67%	0.49%	to	0.85%	10.32%	to	10.71%
2015	385	$23.77	to	$10.67	$8,574	2.67%	0.49%	to	0.85%	(0.66) %	to	(0.30) %
2014	405	$23.93	to	$10.71	$9,610	1.59%	0.49%	to	0.85%	9.42%	to	7.10%
TVST TOUCHSTONE FOCUSED FUND
(Effective date 05/01/2009)
2018	144	$28.93	to	$12.90	$3,510	0.46%	0.49%	to	0.85%	(8.76) %	to	(8.43) %
2017	142	$31.70	to	$14.09	$3,950	0.54%	0.49%	to	0.85%	12.68%	to	13.09%
2016	140	$28.14	to	$12.46	$3,558	0.00%	0.49%	to	0.85%	12.16%	to	12.56%
2015	140	$25.09	to	$11.07	$3,344	0.00%	0.49%	to	0.85%	1.11%	to	1.47%
2014	124	$24.81	to	$10.91	$3,066	0.00%	0.49%	to	0.85%	12.11%	to	9.10%
TVST TOUCHSTONE SMALL COMPANY FUND
(Effective date 05/01/2009)
2018	277	$31.03	to	$13.46	$6,249	0.00%	0.49%	to	0.85%	(8.76) %	to	(8.43) %
2017	212	$34.00	to	$14.69	$5,473	0.06%	0.49%	to	0.85%	18.12%	to	18.54%
2016	183	$28.79	to	$12.40	$4,378	0.08%	0.49%	to	0.85%	19.21%	to	19.64%
2015	160	$24.15	to	$10.36	$3,310	0.00%	0.49%	to	0.85%	(2.17) %	to	(1.82) %
2014	120	$24.69	to	$10.54	$2,782	0.48%	0.65%	to	0.85%	5.78%	to	5.40%
VAN ECK VIP GLOBAL HARD ASSETS FUND
(Effective date 05/01/2009)
2018	305	$8.21	to	$4.93	$2,199	0.00%	0.49%	to	0.85%	(29.04) %	to	(28.77) %
2017	317	$11.57	to	$6.92	$3,234	0.00%	0.49%	to	0.85%	(2.80) %	to	(2.45) %
2016	308	$11.90	to	$7.10	$3,354	0.38%	0.49%	to	0.85%	42.20%	to	42.70%
2015	319	$8.37	to	$4.97	$2,572	0.03%	0.49%	to	0.85%	(34.19) %	to	(33.94) %
2014	301	$12.72	to	$7.53	$3,823	0.00%	0.49%	to	0.85%	(20.00) %	to	(24.70) %
VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND
(Effective date 05/01/2009)
2018	341	$11.06	to	$8.93	$3,798	7.60%	0.49%	to	0.85%	(6.94) %	to	(6.60) %
2017	401	$11.88	to	$9.56	$4,782	2.44%	0.49%	to	0.85%	11.30%	to	11.70%
2016	534	$10.68	to	$8.56	$5,647	0.00%	0.49%	to	0.85%	5.52%	to	5.90%
2015	666	$10.12	to	$8.08	$6,743	6.86%	0.49%	to	0.85%	(13.82) %	to	(13.51) %
2014	816	$11.74	to	$9.34	$9,664	4.86%	0.49%	to	0.85%	1.29%	to	(6.60) %
VANGUARD VIF CAPITAL GROWTH PORTFOLIO
(Effective date 05/29/2014)
2018	375	$15.50	to	$15.64	$5,848	0.82%	0.49%	to	0.69%	(1.86) %	to	(1.66) %
2017	337	$15.79	to	$15.91	$5,348	0.95%	0.49%	to	0.69%	27.95%	to	28.20%
2016	209	$12.34	to	$12.41	$2,590	1.04%	0.49%	to	0.69%	10.08%	to	10.30%
2015	143	$11.21	to	$11.25	$1,608	0.55%	0.49%	to	0.69%	1.92%	to	2.12%
2014	27	$11.00	to	$11.01	$292	0.00%	0.49%	to	0.69%	10.00%	to	10.10%
VANGUARD VIF DIVERSIFIED VALUE PORTFOLIO
(Effective date 05/29/2014)
2018	371	$11.41	to	$11.52	$4,264	2.20%	0.49%	to	0.69%	(9.75) %	to	(9.56) %
2017	319	$12.65	to	$12.74	$4,050	2.11%	0.49%	to	0.69%	12.39%	to	12.61%
2016	166	$11.25	to	$11.31	$1,878	2.02%	0.49%	to	0.69%	12.18%	to	12.41%
2015	66	$10.03	to	$10.06	$666	1.67%	0.49%	to	0.69%	(3.12) %	to	(2.93) %
2014	15	$10.35	to	$10.37	$159	0.00%	0.49%	to	0.69%	3.50%	to	3.70%

(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
INVESTMENT DIVISIONS
VANGUARD VIF MID-CAP INDEX PORTFOLIO
(Effective date 05/29/2014)
2018	756	$12.43	to	$12.55	$9,469	1.00%	0.49%	to	0.69%	(9.96) %	to	(9.78) %
2017	465	$13.81	to	$13.91	$6,453	0.94%	0.49%	to	0.69%	18.27%	to	18.50%
2016	270	$11.68	to	$11.74	$3,164	1.01%	0.49%	to	0.69%	10.35%	to	10.58%
2015	134	$10.58	to	$10.62	$1,425	0.76%	0.49%	to	0.69%	(2.11) %	to	(1.92) %
2014	35	$10.81	to	$10.82	$380	0.00%	0.49%	to	0.69%	8.10%	to	8.20%
VANGUARD VIF REAL ESTATE INDEX PORTFOLIO
(Effective date 05/29/2014)
2018	294	$11.97	to	$12.08	$3,548	3.01%	0.49%	to	0.69%	(6.01) %	to	(5.82) %
2017	257	$12.73	to	$12.82	$3,292	2.24%	0.49%	to	0.69%	4.06%	to	4.27%
2016	208	$12.24	to	$12.30	$2,551	2.09%	0.49%	to	0.69%	7.62%	to	7.83%
2015	118	$11.37	to	$11.41	$1,341	1.47%	0.49%	to	0.69%	1.52%	to	1.73%
2014	40	$11.20	to	$11.21	$450	0.00%	0.49%	to	0.69%	12.00%	to	12.10%
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO
(Effective date 05/29/2014)
2018	241	$13.45	to	$13.58	$3,261	0.32%	0.49%	to	0.69%	(7.90) %	to	(7.72) %
2017	163	$14.61	to	$14.71	$2,389	0.40%	0.49%	to	0.69%	22.62%	to	22.86%
2016	101	$11.91	to	$11.97	$1,207	0.26%	0.49%	to	0.69%	14.14%	to	14.38%
2015	60	$10.44	to	$10.47	$624	0.13%	0.49%	to	0.69%	(3.42) %	to	(3.23) %
2014	10	$10.81	to	$10.82	$111	0.00%	0.49%	to	0.69%	8.10%	to	8.20%
WELLS FARGO VT DISCOVERY FUND
2018	255	$40.52	to	$13.30	$6,204	0.00%	0.49%	to	0.85%	(7.86) %	to	(7.51) %
2017	285	$43.97	to	$14.38	$7,263	0.00%	0.49%	to	0.85%	28.04%	to	28.49%
2016	240	$34.34	to	$11.14	$5,202	0.00%	0.65%	to	0.85%	6.74%	to	6.95%
2015	324	$32.17	to	$10.44	$6,637	0.00%	0.49%	to	0.85%	(2.30) %	to	(1.94) %
2014	295	$32.93	to	$10.64	$6,555	0.00%	0.65%	to	0.85%	(0.48) %	to	6.40%
WELLS FARGO VT OMEGA GROWTH FUND
(Effective date 05/01/2014)
2018	98	$13.89	to	$14.52	$1,388	0.00%	0.65%	to	0.85%	(0.58) %	to	(0.38) %
2017	80	$14.47	to	$14.07	$1,144	0.01%	0.65%	to	0.85%	33.46%	to	33.73%
2016	59	$10.84	to	$10.53	$630	0.00%	0.65%	to	0.85%	(0.33) %	to	(0.13) %
2015	77	$10.88	to	$10.54	$827	0.00%	0.65%	to	0.85%	0.49%	to	0.69%
2014	25	$10.82	to	$10.47	$266	0.00%	0.65%	to	0.85%	8.20%	to	4.70%
WELLS FARGO VT OPPORTUNITY FUND
2018	207	$32.77	to	$12.48	$5,484	0.19%	0.65%	to	0.85%	(7.94) %	to	(7.75) %
2017	232	$35.59	to	$13.53	$6,625	0.68%	0.65%	to	0.85%	19.42%	to	19.67%
2016	239	$29.81	to	$11.31	$5,714	1.96%	0.65%	to	0.85%	11.28%	to	11.50%
2015	282	$26.78	to	$10.14	$6,036	0.13%	0.65%	to	0.85%	(3.90) %	to	(3.71) %
2014	328	$27.87	to	$23.05	$7,365	0.06%	0.65%	to	0.85%	9.47%	to	9.71%

(Concluded	)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of Variable Annuity-1 Series Account and the Board of Directors of Great-West Life & Annuity Insurance Company

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the investment divisions listed in Appendix A of the Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company (the “Series Account”) as of December 31, 2018, the related statements of operations and changes in net assets for the periods indicated in Appendix A, and the related notes. In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the investment divisions constituting the Series Account as of December 31, 2018, the results of their operations and the changes in their net assets for each of the periods indicated in Appendix A, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Series Account’s management. Our responsibility is to express an opinion on the Series Account’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Series Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Series Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with mutual fund companies; when replies were not received from mutual fund companies, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

April 8, 2019

We have served as the auditor of one or more Great-West investment company separate accounts since 1981.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm

APPENDIX A

Investment division	Statement of assets and liabilities	Statement of operations	Statements of changes in net assets
AB VPS GROWTH AND INCOME PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
AB VPS GROWTH PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
AB VPS INTERNATIONAL GROWTH PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
AB VPS INTERNATIONAL VALUE PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
AB VPS REAL ESTATE INVESTMENT PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
AB VPS SMALL/MID CAP VALUE PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
ALGER BALANCED PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
ALGER CAPITAL APPRECIATION PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
ALGER LARGE CAP GROWTH PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
ALGER MID CAP GROWTH PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
AMERICAN CENTURY INVESTMENTS VP BALANCED FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
AMERICAN CENTURY INVESTMENTS VP VALUE FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm

APPENDIX A

AMERICAN FUNDS IS GLOBAL GROWTH FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
AMERICAN FUNDS IS GROWTH-INCOME FUND	December 31, 2018	For the period June 13, 2018 to December 31, 2018	For the period June 13, 2018 to December 31, 2018
AMERICAN FUNDS IS INTERNATIONAL FUND	December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period May 17, 2017 to December 31, 2017
AMERICAN FUNDS IS NEW WORLD FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
BLACKROCK GLOBAL ALLOCATION VI FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO	December 31, 2018	For the period June 6, 2018 to December 31, 2018	For the period June 6, 2018 to December 31, 2018
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
DELAWARE VIP EMERGING MARKETS SERIES	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES	December 31, 2018	For the period September 18, 2018 to December 31, 2018	For the period September 18, 2018 to December 31, 2018
DELAWARE VIP SMALL CAP VALUE SERIES	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
DELAWARE VIP SMID CAP CORE SERIES	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm

APPENDIX A

DELAWARE VIP VALUE SERIES	December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period May 16, 2017 to December 31, 2017
DIMENSIONAL VA US TARGETED VALUE PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
DREYFUS IP MIDCAP STOCK PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
DREYFUS VIF APPRECIATION PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
DREYFUS VIF GROWTH AND INCOME PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
DREYFUS VIF OPPORTUNISTIC SMALL CAP PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
DWS CAPITAL GROWTH VIP	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
DWS CORE EQUITY VIP	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
DWS CROCI® U.S. VIP	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
DWS GLOBAL SMALL CAP VIP	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
DWS SMALL CAP INDEX VIP	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
DWS SMALL MID CAP GROWTH VIP	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
DWS SMALL MID CAP VALUE VIP	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
FEDERATED MANAGED TAIL RISK FUND II	N/A	For the period January 1, 2018 to August 20, 2018	For the period January 1, 2018 to August 20, 2018 and for the year ended December 31, 2017
FEDERATED MANAGED VOLATILITY FUND II	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
FRANKLIN SMALL CAP VALUE VIP FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
GOLDMAN SACHS VIT MULTI-STRATEGY ALTERNATIVES PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm

APPENDIX A

GREAT-WEST AGGRESSIVE PROFILE FUND	December 31, 2018	For the period August 21, 2018 to December 31, 2018	For the period August 21, 2018 to December 31, 2018
GREAT-WEST ARIEL MID CAP VALUE FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
GREAT-WEST BOND INDEX FUND	December 31, 2018	For the period June 12, 2018 to December 31, 2018	For the period June 12, 2018 to December 31, 2018
GREAT-WEST CONSERVATIVE PROFILE FUND	December 31, 2018	For the period May 24, 2018 to December 31, 2018	For the period May 24, 2018 to December 31, 2018
GREAT-WEST INVESCO SMALL CAP VALUE FUND	December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period May 23, 2017 to December 31, 2017
GREAT-WEST LIFETIME 2015 FUND	December 31, 2018	For the period August 28, 2018 to December 31, 2018	For the period August 28, 2018 to December 31, 2018
GREAT-WEST LIFETIME 2020 FUND	December 31, 2018	For the period July 25, 2018 to December 31, 2018	For the period July 25, 2018 to December 31, 2018
GREAT-WEST LIFETIME 2025 FUND	December 31, 2018	For the period May 24, 2018 to December 31, 2018	For the period May 24, 2018 to December 31, 2018
GREAT-WEST LIFETIME 2030 FUND	December 31, 2018	For the period October 17, 2018 to December 31, 2018	For the period October 17, 2018 to December 31, 2018
GREAT-WEST LIFETIME 2035 FUND	December 31, 2018	For the period September 7, 2018 to December 31, 2018	For the period September 7, 2018 to December 31, 2018
GREAT-WEST LIFETIME 2050 FUND	December 31, 2018	For the period December 17, 2018 to December 31, 2018	For the period December 17, 2018 to December 31, 2018
GREAT-WEST LIFETIME 2055 FUND	December 31, 2018	For the period December 17, 2018 to December 31, 2018	For the period December 17, 2018 to December 31, 2018
GREAT-WEST MID CAP VALUE FUND	December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period May 23, 2017 to December 31, 2017

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm

APPENDIX A

GREAT-WEST MODERATE PROFILE FUND	December 31, 2018	For the period August 8, 2018 to December 31, 2018	For the period August 8, 2018 to December 31, 2018
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND	December 31, 2018	For the period July 17, 2018 to December 31, 2018	For the period July 17, 2018 to December 31, 2018
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND	December 31, 2018	For the period July 10, 2018 to December 31, 2018	For the period July 10, 2018 to December 31, 2018
GREAT-WEST MULTI-SECTOR BOND FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
GREAT-WEST SECUREFOUNDATION® BALANCED FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND	December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period May 31, 2017 to December 31, 2017
INVESCO V.I. COMSTOCK FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
INVESCO V.I. CORE EQUITY FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
INVESCO V.I. GROWTH & INCOME FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
INVESCO V.I. HIGH YIELD FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
INVESCO V.I. INTERNATIONAL GROWTH FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
INVESCO V.I. MID CAP CORE EQUITY FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
INVESCO V.I. SMALL CAP EQUITY FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
INVESCO V.I. TECHNOLOGY FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
IVY VIP INTERNATIONAL CORE EQUITY	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
JANUS HENDERSON VIT BALANCED PORTFOLIO INSTITUTIONAL SHARES	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
JANUS HENDERSON VIT BALANCED PORTFOLIO SERVICE SHARES	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm

APPENDIX A

JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO SERVICE SHARES	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
JANUS HENDERSON VIT GLOBAL TECHNOLOGY PORTFOLIO INSTITUTIONAL SHARES	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
JANUS HENDERSON VIT GLOBAL TECHNOLOGY PORTFOLIO SERVICE SHARES	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
JANUS HENDERSON VIT OVERSEAS PORTFOLIO INSTITUTIONAL SHARES	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
JANUS HENDERSON VIT OVERSEAS PORTFOLIO SERVICE SHARES	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
JANUS HENDERSON VIT RESEARCH PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP BARON GROWTH OPPORTUNITIES FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
MFS VIT II INTERNATIONAL VALUE PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
MFS VIT III MID CAP VALUE PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period June 21, 2017 to December 31, 2017
MFS VIT UTILITIES SERIES	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm

APPENDIX A

MORGAN STANLEY VIF U.S. REAL ESTATE PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
NVIT MID CAP INDEX FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
OPPENHEIMER GLOBAL FUND/VA	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
OPPENHEIMER INTERNATIONAL GROWTH FUND/VA	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
PIMCO VIT EMERGING MARKETS BOND PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period May 22, 2017 to December 31, 2017
PIMCO VIT HIGH YIELD PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
PIMCO VIT LOW DURATION PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
PIMCO VIT REAL RETURN PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
PIMCO VIT TOTAL RETURN PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
PIONEER BOND VCT PORTFOLIO	December 31, 2018	For the period September 11, 2018 to December 31, 2018	For the period September 11, 2018 to December 31, 2018
PIONEER EMERGING MARKETS VCT PORTFOLIO	N/A	N/A	For the period January 1, 2017 to November 2, 2017
PIONEER FUND VCT PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
PIONEER MID CAP VALUE VCT PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm

APPENDIX A

PRUDENTIAL SERIES FUND EQUITY PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
PUTNAM VT EQUITY INCOME FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
PUTNAM VT GLOBAL ASSET ALLOCATION FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
PUTNAM VT GLOBAL HEALTH CARE FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
PUTNAM VT INCOME FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
PUTNAM VT INTERNATIONAL EQUITY FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
PUTNAM VT INTERNATIONAL VALUE FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
PUTNAM VT MORTGAGE SECURITIES FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
PUTNAM VT MULTI-CAP CORE FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
PUTNAM VT SMALL CAP VALUE FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
SCHWAB GOVERNMENT MONEY MARKET PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
SCHWAB MARKETTRACK GROWTH PORTFOLIO II	N/A	For the period January 1, 2018 to November 27, 2018	For the period January 1, 2018 to November 27, 2018 and for the year ended December 31, 2017
SCHWAB S&P 500 INDEX PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
SCHWAB VIT BALANCED PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
SCHWAB VIT BALANCED WITH GROWTH PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
SCHWAB VIT GROWTH PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm

APPENDIX A

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
TEMPLETON FOREIGN VIP FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
TEMPLETON GLOBAL BOND VIP FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
THIRD AVENUE VALUE PORTFOLIO VARIABLE SERIES TRUST	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
TVST TOUCHSTONE BOND FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
TVST TOUCHSTONE COMMON STOCK FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
TVST TOUCHSTONE FOCUSED FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
TVST TOUCHSTONE SMALL COMPANY FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
VAN ECK VIP GLOBAL HARD ASSETS FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
VANGUARD VIF CAPITAL GROWTH PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
VANGUARD VIF DIVERSIFIED VALUE PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
VANGUARD VIF MID-CAP INDEX PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
VANGUARD VIF REAL ESTATE INDEX PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
WELLS FARGO VT DISCOVERY FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
WELLS FARGO VT OMEGA GROWTH FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
WELLS FARGO VT OPPORTUNITY FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

PART C
OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements
The consolidated balance sheets of Great-West Life & Annuity Insurance Company (“GWL&A”) and subsidiaries as of December 31, 2018 and 2017, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2018, and the statements of assets and liabilities of each of the investment divisions which comprise Variable Annuity-1 Series Account of GWL&A (the “Series Account”) as of December 31, 2018, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods presented are filed herewith.
(b)	Exhibits
	(1)	Certified copy of resolution of Board of Directors of Depositor authorizing the establishment of Registrant is incorporated by reference to the Registrant’s initial Registration Statement on Form N-4 filed on February 22, 1996 (File No. 333-01153).
	(2)	Not applicable.
	(3)	(a)	Underwriting agreement between Depositor and GWFS Equities, Inc. (formerly, BenefitsCorp Equities, Inc.) is incorporated by reference to Post Effective Amendment No. 8 to Registration Statement on Form N-4, filed on April 21, 2003, (File No. 333-52956).
		(b)	Selling Agreement between Depositor and GWFS Equities, Inc. and Charles Schwab & Company, Inc. is incorporated by reference to Registrant's Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 filed on April 20, 2015 (File No. 333-194043).
	(4)	(a)	Form of the variable annuity contract is incorporated by reference to Registrant's initial Registration Statement on Form N-4, filed on February 20, 2014 (File No. 333-194043).
		(b)	Form of Guaranteed Lifetime Withdrawal Benefit Rider is incorporated by reference to Registrant's initial Registration Statement on Form N-4, filed on February 20, 2014 (File No. 333-194043).
		(c)	Form of Individual Retirement Annuity Endorsement is incorporated by reference to Registrant's initial Registration Statement on Form N-4, filed on February 20, 2014 (File No. 333-194043).
		(d)	Form of Roth Individual Retirement Endorsement is incorporated by reference to Registrant's initial Registration Statement on Form N-4, filed on February 20, 2014 (File No. 333-194043).
		(e)	Form of variable annuity contract amendment is incorporated by reference to Registrant's Post-Effective Amendment No. 2 to the Registration Statement, filed on December 19, 2014 (File No. 333-194043).
		(f)	Form of Guaranteed Lifetime Withdrawal Benefit Rider V2 is incorporated by reference to Registrant’s Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 filed on February 10, 2017 (File No. 333-194043).
		(g)	Form of Non-Qualified Stretch Annuity Endorsement is incorporated by reference to Registrant's Post-Effective Amendment No. 9 to the Registration Statement, filed on February 11, 2019 (File No. 333-194043).
		(h)	Form of Restricted Beneficiary Payout Options Endorsement is incorporated by reference to Registrant's Post-Effective Amendment No.9 to the Registration Statement, filed on February 11, 2019 (File No. 333-194043).
		(i)	Form of Non-Grantor Trust Endorsement is incorporated by reference to Registrant's Post-Effective Amendment No. 9 to the Registration Statement, filed on February 11, 2019 (File No. 333-194043).

	(j)	Form of contract GLWB Rider amendment is incorporated by reference to Registrant's Post-Effective Amendment No. 9 to the Registration Statement, filed on February 11, 2019 (File No. 333-194043).
	(k)	Form of variable annuity contract is incorporated by reference to Registrant's Post-Effective Amendment No. 9 to the Registration Statement, filed on February 11, 2019 (File No. 333-194043).
(5)	(a)	Form of application is incorporated by reference to Registrant's initial Registration Statement on Form N-4, filed on February 20, 2014 (File No. 333-194043).
	(b)	Form of application is filed herewith.
(6)	(a)	Amended and Restated Articles of Incorporation of Depositor are incorporated by reference to Registrant's Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 filed on April 20, 2015 (File No.333-194043).
	(b)	Bylaws of Depositor are incorporated by reference to Registrant's Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 filed on April 20, 2015 (File No. 333-194043).
(7)	Not applicable.
(8)	(a)	Participation Agreement with AIM Variable Insurance Fund is incorporated by reference to Post Effective Amendment No. 19 on Form N-4 filed on April 25, 2008 (File No. 333-52956).
	(b)	Participation Agreement with Alger American Fund is incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement on Form N-4, filed October 30, 1996 (File No. 811-07549); amendments to Participation Agreement with Alger American Fund are incorporated by reference to Pre- Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956); Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-4, filed April 12, 2002 (File No. 333-01153); Post-Effective Amendment No. 10 to Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956); and Pre-Effective Amendment No. 1 to the Registration Statement filed by Variable Annuity-2 Series Account on Form N-4, filed December 30, 2011 (File No. 333-176926).
	(c)	Participation Agreement with AllianceBernstein Variable Products Series Fund, Inc. (formerly Alliance Variable Products Series Fund, Inc.), is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956); Amendments to Participation Agreement with AllianceBernstein Variable Products Series Fund are incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956); Post-Effective Amendment No. 16 on Form N-4 filed on April 29, 2005 (File No. 333-52956); Amendment to Participation Agreement with AllianceBernstein Variable Products Series Fund, Inc is incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement on Form N-4, filed April 17, 2009 (File No. 333-52956).
	(d)	Participation Agreement with ALPS Variable Investment Trust and amendment to Participation Agreement with ALPS Variable Investment Trust are incorporated by reference to Registrant’s Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 filed on February 10, 2017 (File No. 333-194043).
	(e)	Participation Agreement with American Century Variable Portfolios, Inc. (formerly TCI Portfolios Inc.) is incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement on Form N-4, filed October 30, 1996 (File No. 811-07549); Amendments to Participation Agreement with American Century Variable Portfolios are incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956); Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-4, filed April 12, 2002 (File No. 333-01153); Post-Effective Amendment No. 10 to Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956).
	(f)	Participation Agreement with Blackrock Variable Series Funds, Inc. is incorporated by reference to Registrant's Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 filed on April 20, 2015 (File No. 333-194043).

(g)	Participation Agreement with Columbia Funds Variable Insurance Trust is incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956). Participation Agreement with Columbia Funds Variable Insurance Trust I is incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-4, filed April 16, 2010 (File No.333-52956).
(h)	Participation Agreement with Delaware Group Premium Fund (now known as Delaware VIP Trust) is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956); Amendments to Participation Agreement with Delaware VIP Trust are incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956); Post-Effective Amendment No. 16 on Form N-4 filed on April 29, 2005 (File No. 333-52956); and Pre-Effective Amendment No. 1 to the Registration Statement filed by Variable Annuity-2 Series Account on Form N-4, filed December 30, 2011 (File No. 333-176926).
(i)	Participation Agreement with Dreyfus Investment Fund, is incorporated by reference to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-4, filed April 18, 2003 (File No. 333-01153); Amendments to Participation Agreement with Dreyfus Corporation are incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956), and Post-Effective Amendment No. 10 to Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956).
(j)	Participation Agreement with Scudder Kemper Investments (now known as DWS Investment VIT Series) is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956); Participation Agreement with DWS Variable Series II (formerly Scudder Variable Series II) is incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4, filed April 16, 2002 (File No. 333-52956); amendment to Participation Agreement with DWS Variable Series II (formerly Scudder Variable Series II) is incorporated by reference to Post-Effective Amendment No. 16 on Form N-4 filed on April 29, 2005 (File No. 333-52956).
(k)	Participation Agreement with Federated Insurance Series is incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement on Form N-4, filed October 30, 1996 (File No. 811-07549); amendment to Participation Agreement with Federated Insurance Series is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956).
(l)	Participation Agreement with Franklin Templeton Insurance Products Trust is incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4 filed on April 14, 2008 (File No. 333-147743); amendment to Participation Agreement with Franklin Templeton Insurance Products Trust is incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4 filed on April 14, 2008 (File No. 333-147743).
(m)	Participation Agreement with Great-West Funds, Inc. is incorporated by reference to Registrant's Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 filed on April 20, 2015 (File No. 333-194043).
(n)	Participation Agreement with Janus Aspen Series is incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement on Form N-4, filed October 30, 1996 (File No. 811-07549); amendments to Participation Agreement between with Janus Aspen Series are incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956); Post-Effective Amendment No. 3 to Registration Statement on Form N-4, filed April 16, 2002 (File No. 333-52956); Post-Effective Amendment No. 10 to Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956); and Pre-Effective Amendment No. 1 to the Registration Statement filed by Variable Annuity-2 Series Account on Form N-4, filed December 30, 2011 (File No. 333-176926).

(o)	Participation Agreement with J.P. Morgan Series Trust II is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956). Participation Agreement with J.P. Morgan Insurance Trust is incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956).
(p)	Participation Agreement with Lazard Retirement Series is incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956). Amendment to Participation Agreement with Lazard Retirement Series is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed by Variable Annuity-2 Series Account on Form N-4, filed December 30, 2011 (File No. 333-176926).
(q)	Participation Agreement with Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Partners Fund Advisor, LLC and Legg Mason Investor Services, LLC is incorporated by reference to Registrant's Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 filed on April 20, 2015 (File No. 333-194043).
(r)	Participation Agreement with Lincoln Variable Insurance Products Trust (formerly Baron Capital Asset Fund) is incorporated by reference to Registrant’s Post-Effective Amendment No. 9 on Form N-4, filed April 18, 2003 (File No. 333-01153); amendment to Participation Agreement with Baron Capital Trust is incorporated by reference to Post-Effective Amendment No. 10, filed May 29, 2003 (File No. 333-52956).
(s)	Amended and Restated Participation Agreement with MFS Variable Insurance Trust and MFS Variable Insurance Trust II is incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956). Amendment to Participation Agreement with MFS Variable Insurance Trust and MFS Variable Insurance Trust II is incorporated by reference to Post Effective Amendment No. 6 to the Registration Statement on Form N-4 filed April 13, 2017 (File No. 333-194043).
(t)	Participation Agreement with Nationwide Variable Insurance Trust (formerly Gartmore Variable Insurance Trust) is incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956).
(u)	Participation Agreement with Neuberger Berman Advisers Management Trust is incorporated by reference to Post-Effective Amendment No. 17 on Form N-4 filed on April 26, 2006 (File No. 333-52956). Amendment to Participation Agreement with Neuberger Berman Advisers Management Trust is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed by Variable Annuity-2 Series Account on Form N-4, filed December 30, 2011 (File No. 333-176926).
(v)	Participation Agreement with Oppenheimer Variable Account Funds is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956); Amendment to Participation Agreements with Oppenheimer Variable Account Fund is incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956); amendment to Participation Agreement with Oppenheimer is incorporated by reference to Post-Effective Amendment No. 16 on Form N-4 filed on April 29, 2005 (File No. 333-52956).
(w)	Participation Agreement with PIMCO Variable Insurance Trust; and amendments to Participation Agreements with PIMCO are incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956); amendment to Participation Agreements with PIMCO is incorporated by reference to Post-Effective Amendment No. 16 on Form N-4 filed on April 29, 2005 (File No. 333-52956). Amendment to Participation Agreement with PIMCO is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed by Variable Annuity-2 Series Account on Form N-4, filed December 19, 2011 (File No. 333-176926).

(x)	Participation Agreement with Pioneer Fund (formerly, SAFECO Resource Trust) is incorporated by reference to Registrant’s Post-Effective Amendment No. 9 on Form N-4, filed April 18, 2003 (File No. 333-01153). Amendments to Participation Agreement with Pioneer Fund are incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4, filed April 25, 2001 (File No. 333-52956) and Registrant’s Post-Effective Amendment No. 10 on Form N-4, filed May 29, 2003 (File No. 333-52956). Amendment to Participation Agreement with Pioneer Fund (formerly, SAFECO Resource Trust) dated December 2003 is incorporated by reference to Registrant’s Post-Effective Amendment No. 13 on Form N-4, filed March 31, 2004 (File No. 333-01153).
(y)	Participation Agreement with Prudential Series Fund is incorporated by reference to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-4, filed April 18, 2003 (File No. 333-01153). Amendment to Participation Agreement with Prudential Series Fund is incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956).
(z)	Participation Agreement with Putnam Variable Trust and amendment thereto is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed by Variable Annuity-2 Series Account on Form N-4, filed December 30, 2011 (File No. 333-176926).
(aa)	Participation Agreement with Royce Capital Fund and Royce & Associates, LLC dated September 30, 2005 is incorporated by reference to Post Effective Amendment No. 14 to the Registration Statement filed by COLI VUL 2 Series Account on Form N-6 on April 30, 2007 (File No. 333-70963).
(bb)	Participation Agreement with Schwab Annuity Portfolios is incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement on Form N-4, filed October 30, 1996 (File No. 811-07549); Amendments to Participation Agreements with Charles Schwab Annuity Portfolios are incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956) and Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-4, filed April 12, 2002 (File No. 333-01153); 2016 amendment to Participation Agreement with Schwab Annuity Portfolios is incorporated by reference to Registrant’s Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 filed on February 10, 2017 (File No. 333-194043).
(cc)	Participation Agreement with Seligman Portfolios, Inc. is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement for Variable Annuity Account-1 of Great-West Life & Annuity Insurance Company of New York on Form N-4 filed on April 24, 2008 (File No. 333-147743). Amendment to Participation Agreement with Seligman Portfolios, Inc. is incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement on Form N-4, filed April 17, 2009 (File No. 333-52956).
(dd)	Participation Agreement with Sentinel Variable Products Trust is incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956).
(ee)	Participation Agreement with Third Avenue Variable Series Trust is incorporated by reference to Post-Effective Amendment No. 17 on Form N-4 filed on April 26, 2006 (File No. 333-52956).
(ff)	Participation Agreement with Touchstone Variable Series Trust is incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956). Amendment to Participation Agreement with Touchstone Variable Series Trust is incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, filed October 26, 2017 (File No. 333-194043).
(gg)	Participation Agreement with Van Eck Worldwide Insurance Trust is incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement on Form N-4, filed October 30, 1996 (File No. 811-07549). Amendment to Participation Agreement with Van Eck Worldwide Insurance Trust is incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956).

	(hh)	Participation Agreement with Van Kampen Life Insurance Trust is incorporated by reference to Post-Effective Amendment No. 18 on Form N-4 filed on April 27, 2007 (File No. 333-52956).
	(ii)	Participation Agreement with Wells Fargo Fund (formerly, Strong Variable Insurance Funds, Inc.) is incorporated by reference to Pre-Effective Amendment No. 2 on Form N-4, filed on October 30, 1996 (File No. 811-07549); Amendment to Participation Agreement with Wells Fargo Fund is incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4, filed April 24, 2001 (File No. 333-52956).
	(jj)	Form of Rule 22c-2 Shareholder Information Agreement is incorporated by reference to the Post-Effective Amendment No. 18 on Form N-4 to the Registration Statement, filed on April 27, 2007 (File No. 333-52956).
(9)	Opinion of counsel and consent is incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 to the Registration Statement, filed on May 22, 2014 (File No. 333-194043).
(10)	(a)	Written Consent of Carlton Fields, P.A. is filed herewith.
	(b)	Written Consent of Deloitte & Touche LLP is filed herewith.
(11)	Not Applicable.
(12)	Not Applicable.
(13)	Powers of Attorney for Directors Bernbach, Bienfait, Coutu, A. Desmarais, P. Desmarais, Jr., Doer, Fleming, Généreux, Louvel, Madoff, Mahon, Orr, Ryan, Jr., Selitto, Tretiak, and Walsh are filed herewith.
Item 25. Directors and Officers of the Depositor
Name	Principal Business Address	Positions and Offices with Depositor
R.J. Orr	(4)	Chairman of the Board
J.L. Bernbach	32 East 57th Street, 10th Floor New York, NY 10022	Director
R. Bienfait	(4)	Director
M.R. Coutu	Brookfield Asset Management Inc. 335 8th Avenue SW, Suite 1700 Calgary, AB T2P 1C9	Director
A.R. Desmarais	(4)	Director
P.G. Desmarais, Jr.	(4)	Director
G.A. Doer	(1)	Director
G.J. Fleming	(2)	Director
C. Généreux	(4)	Director
A. Louvel	930 Fifth Avenue, Apt. 17D New York, NY 10021	Director
P.B. Madoff	260 West 11th Street New York, NY 10021	Director
P.A. Mahon	(1)	Director
D. Raymond	First Canadian Place 100 King Street West Suite 7050 – 70th Floor Toronto, ON M5X 1C7	Director
R.L. Reynolds	(2)	Director
T.T. Ryan, Jr.	JP Morgan Chase 270 Park Avenue, Floor 47 New York, NY 10017	Director
J.J. Selitto	437 West Chestnut Hill Avenue Philadelphia, PA 19118	Director
G.D. Tretiak	(4)	Director

Name	Principal Business Address	Positions and Offices with Depositor
B.E. Walsh	Saguenay Capital, LLC The Centre at Purchase Two Manhattanville Road, Suite 403 Purchase, NY 10577	Director
E.F. Murphy, III	(2)	President and Chief Executive Officer
R.K. Shaw	(2)	President, Individual Markets
S.C. Sipple	(2)	President, Great-West Investments
A.S. Bolotin	(2)	Executive Vice President & Chief Financial Officer
J.W. Knight	(3)	Senior Vice President & Chief Technology Officer
C.M. Moritz	(2)	Senior Vice President and Chief Financial Officer, Empower Retirement
S.M. Sanchez	(2)	Chief Human Resources Officer
K.I. Schindler	(3)	Chief Compliance Officer
R.G. Schultz	(3)	General Counsel, Chief Legal Officer, and Secretary
J.F. Bevacqua	(2)	Chief Risk Officer
R.H. Linton, Jr.	(2)	Executive Vice President, Empower Retirement Operations
R.G. Capone	(2)	Senior Vice President, GWI Sales
J.E. Brown	(2)	Senior Vice President, Separate Accounts
S.E. Jenks	(2)	Senior Vice President, Marketing
R.J. Laeyendecker	(2)	Senior Vice President, Executive Benefits Markets
W.J. McDermott	(2)	Senior Vice President, Large, Mega, NFP Market
D.G. McLeod	(2)	Senior Vice President, Product Management
D.A. Morrison	(2)	Senior Vice President, Government Markets
J.M. Smolen	(2)	Senior Vice President, Core Market
C.G. Step	(2)	Senior Vice President, Empower Retirement Products
C. E. Waddell	(2)	Senior Vice President, Retirement Solutions
(1)    100 Osborne Street North, Winnipeg, Manitoba, Canada R3C 3A5.
(2)    8515 East Orchard Road, Greenwood Village, Colorado 80111.
(3)    8525 East Orchard Road, Greenwood Village, Colorado 80111.
(4)    Power Financial Corporation, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant as of December 31, 2018
The Registrant is a separate account of Great-West Life & Annuity Insurance Company, a stock life insurance company incorporated under the laws of the State of  Colorado (“Depositor”). The Depositor is an indirect subsidiary of Power Corporation of Canada. An organizational chart for Power Corporation of Canada is set forth below.

Organizational Chart – December 31, 2018
I.	OWNERSHIP OF POWER CORPORATION OF CANADA
The following sets out the ownership, based on votes attached to the outstanding voting shares, of Power Corporation of Canada:
The Desmarais Family Residuary Trust
99.999% - Pansolo Holding Inc.
59.11% - Power Corporation of Canada
The total voting rights of Power Corporation of Canada (PCC) controlled directly and indirectly by the Desmarais Family Residuary Trust are as follows. There are issued and outstanding as of December 31, 2018 417,101,146 Subordinate Voting Shares (SVS) of PCC carrying one vote per share and 48,854,772 Participating Preferred Shares (PPS) carrying 10 votes per share; hence the total voting rights are 905,648,866.

Pansolo Holding Inc. owns directly and indirectly 48,363,392 SVS and 48,697,962 PPS, entitling Pansolo Holding Inc. to an aggregate percentage of voting rights of 535,343,012 or 59.11% of the total voting rights attached to the shares of PCC.
II.	OWNERSHIP BY POWER CORPORATION OF CANADA
Power Corporation of Canada has a voting interest in the following entities:
A.	Great-West Life & Annuity Insurance Company Group of Companies (U.S. insurance)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.515% - Power Financial Corporation
67.788% - Great-West Lifeco Inc.
100.0% - Great-West Financial (Canada) Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100.0% - Great-West Lifeco U.S. LLC
100.0% - Great-West Services Singapore I Private Limited
100.0% - Great-West Services Singapore II Private Limited
99.0% - Great West Global Business Services India Private Limited (1% owned by Great-West Services Singapore I Private Limited)
1.0% - Great West Global Business Services India Private Limited (99% owned by Great-West Services Singapore II Private Limited)
100.0% - GWL&A Financial Inc.
60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. (40% owned by Great-West Life & Annuity Insurance Capital, LP)
40.0% - Great-West Life & Annuity Insurance Capital, LLC (60% owned by GWL&A Financial Inc.)
60.0% - Great-West Life & Annuity Insurance Capital, LLC (40% owned by Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.)
100.0% - Great-West Life & Annuity Insurance Company (Fed ID # 84-0467907 - NAIC # 68322, CO)

100.0% - Great-West Life & Annuity Insurance Company of New York (Fed ID # 13-2690792 - NAIC # 79359, NY)
100.0% - Advised Assets Group, LLC
100.0% - GWFS Equities, Inc.
100.0% - Great-West Life & Annuity Insurance Company of South Carolina
100.0% - Emjay Corporation
100.0% - FASCore, LLC
100.0% - Great-West Capital Management, LLC
100.0% - Great-West Trust Company, LLC
100.0% - Lottery Receivable Company One LLC
100.0% - LR Company II, L.L.C.
100.0% - Singer Collateral Trust IV
100.0% - Great-West Financial Retirement Plan Services, LLC
100.0% - Empower Insurance Agency, LLC
B.	Putnam Investments Group of Companies (Mutual Funds)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.515% - Power Financial Corporation
67.788% - Great-West Lifeco Inc.
100.0% - Great-West Life & Annuity Insurance Capital, LLC II
100.0% - Great-West Financial (Canada) Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100% - Great-West Lifeco U.S. LLC
99.0% - Great-West Lifeco U.S. Holdings, L.P. (1% owned by Great-West Lifeco U.S. Holdings, LLC)
100.0% - Great-West Lifeco U.S. Holdings, LLC
1% - Great-West Lifeco U.S. Holdings, L.P. (99% owned by Great-West Lifeco U.S. LLC)
100.0% - Putnam Investments, LLC
100.0% - Putnam Acquisition Financing, Inc.
100.0% - Putnam Acquisition Financing LLC
100.0% - Putnam U.S. Holdings I, LLC
20.0% - PanAgora Asset Management, Inc (80% owned by PanAgora Holdings, Inc.)
100.0% - Putnam Investment Management, LLC
100.0% - Putnam Fiduciary Trust Company
100.0% - Putnam Investor Services, Inc.
100.0% - Putnam Retail Management GP, Inc.
1.0% - Putnam Retail Management Limited Partnership (99% owned by Putnam U.S. Holdings I, LLC)
99.0% - Putnam Retail Management Limited Partnership (1% owned by Putnam Retail Management GP, Inc.)
100.0% - PanAgora Holdings, Inc.
80.00% - PanAgora Asset Management, Inc. (20.0% owned by Putnam U.S. Holdings I, LLC)
100.0% - Putnam Investment Holdings, L.L.C.
100.0% - Savings Investments, LLC
100.0% - Putnam Capital, LLC
100.0% - The Putnam Advisory Holdings II, LLC
100.0% - Putnam Investments (Ireland) Limited
100.0% - Putnam Investments Australia Pty Limited

100.0% - Putnam Investments Securities Co., Ltd.
100.0% - Putnam International Distributors, Ltd.
100.0% - Putnam Investments Argentina S.A.
100.0% - Putnam Investments Limited
100.0% - The Putnam Advisory Company, LLC
100.0% - Putnam Advisory Holdings, LLC
100.0% - Putnam Investments Canada ULC
C.	The Great-West Life Assurance Company Group of Companies (Canadian insurance)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.515% - Power Financial Corporation
67.788% - Great-West Lifeco Inc.
100.0% - 2142540 Ontario Inc.
1.0% - Great-West Lifeco Finance (Delaware) LP (99.0% owned by Great-West Lifeco Inc.)
40.0% - Great-West Lifeco Finance (Delaware) LLC (60.0% owned by The Great-West Life Assurance Company)
100.0% - Great-West Lifeco Finance 2017 I, LLC
100.0% - 2023308 Ontario Inc.
1.0% - Great-West Life & Annuity Insurance Capital, LP (99.0% owned by Great-West Lifeco Inc.)
40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. (60.0% owned by GWL&A Financial Inc.)
40.0% - Great-West Life & Annuity Insurance Capital, LLC (60.0% owned by GWL&A Financial Inc.)
40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II (60.0% owned by GWL&A Financial Inc.)
40.0% - Great-West Life & Annuity Insurance Capital, LLC II (60.0% owned by GWL&A Financial Inc.)
100.0% - 2171866 Ontario Inc
100.0% - 2619747 Ontario Inc
1.0% - Great-West Lifeco Finance 2018, LP (99.0% owned by Great-West Lifeco Inc.)
100.0% - Great-West Lifeco Finance 2018, LLC
100.0% - Great-West Lifeco Finance 2018 II, LLC
99.0% - Great West Lifeco Finance 2018, LP (1.0% owned by 2619747 Ontario Inc.)
100.0% - 6109756 Canada Inc.
100.0% - 6922023 Canada Inc.
100.0% - 8563993 Canada Inc.
100.0% - 9855297 Canada Inc.
100.0% - The Great-West Life Assurance Company (NAIC #80705, MI)
29.4% - GWL THL Private Equity I Inc. (11.8% owned by The Canada Life Assurance Company, 58.8% owned by The Canada Life Insurance Company of Canada)
100.0% - GWL THL Private Equity II Inc.
23.0% - Great-West Investors Holdco Inc. (22% owned by The Canada Life Assurance Company, 55% owned by The Great-West Life Assurance Company)
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.

99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100.0% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% owned by Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
100.0% - GWL Realty Advisors Inc.
100.0% - GWL Realty Advisors U.S., Inc.
100.0% - EverWest Property Management, LLC
100.0% - EverWest Property Services of Arizona, LLC
100.0% EverWest Real Estate Investors, LLC
100.0% EverWest Advisors, LLC
100.0% EverWest Advisors AZ, LLC
100.0% EW Manager LLC
100.0% - RA Real Estate Inc.
0.1% - RMA Real Estate LP (69.9% owned by The Great-West Life Assurance Company, 30.0% owned by London Life Insurance Company)
100% - RMA Properties Ltd.
100% - RMA Properties (Riverside) Ltd.
100% - S-8025 Holdings Ltd.
100.0% - Vertica Resident Services Inc.
100.0% - 2278372 Ontario Inc.
12.5% - 555 Robson Holding Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
100.0% - GLC Asset Management Group Ltd.
100.0% - 200 Graham Ltd.
100.0% - 801611 Ontario Limited
100.0% - 1213763 Ontario Inc.
99.99% - Riverside II Limited Partnership (0.01% owned by 2024071 Ontario Limited)
70.0% - Kings Cross Shopping Centre Ltd. (30% owned by London Life Insurance Company)
100.0% - 681348 Alberta Ltd.
50.0% - 3352200 Canada Inc.
100.0% - 1420731 Ontario Limited
60.0% - Great-West Lifeco Finance (Delaware) LLC (40.0% owned by Great-West Lifeco Finance (Delaware) LP)
100.0% - 1455250 Ontario Limited
100.0% - CGWLL Inc.
100.0% - 2020917 Alberta Ltd.
55.0% - Great-West Investor Holdco Inc. (23% owned by GWL THL Private Equity I Inc., 22% owned by The Canada Life Assurance Company)
26.0% - 2148902 Alberta Ltd. (53% owned by London Life Insurance Company, 16% owned by The Canada Life Insurance Company of Canada and 5% owned by The Canada Life Assurance Company)
20.0% - 2157113 Alberta Ltd. (40% owned by London Life Insurance Company, 30% owned by The Canada Life Insurance Company of Canada and 10% owned by The Canada Life Assurance Company)
65.0% - The Walmer Road Limited Partnership (35.0% owned by London Life Insurance Company)
50.0% - Laurier House Apartments Limited (50.0% owned by London Life Insurance Company)
50.0% - Marine Promenade Properties Inc. (50.0% owned by London Life Insurance Company)
100.0% - 2024071 Ontario Limited
100.0% - 431687 Ontario Limited
0.01% - Riverside II Limited Partnership (99.99% owned by 1213763 Ontario Inc.)
100.0% - High Park Bayview Inc.

0.001% - High Park Bayview Limited Partnership
75.0% - High Park Bayview Limited Partnership (25.0% owned by London Life Insurance Company)
5.6% - MAM Holdings Inc. (94.4% owned by The Canada Life Insurance Company of Canada)
100% - Mountain Asset Management LLC
70.0% - TGS North American Real Estate Investment Trust (30% owned by London Life Insurance Company)
100.0% - TGS Trust
70.0% - RMA Realty Holdings Corporation Ltd. (30.0% owned by London Life Insurance Company)
100.0% - 1995709 Alberta Ltd.
100.0% - RMA (U.S.) Realty LLC (Delaware) (special shares held by 1995709 Alberta Ltd.
100.0% - RMA American Realty Corp.
1% - RMA American Realty Limited Partnership ((99% owned by RMA (U.S.) Realty LLC (Delaware))
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
69.9% - RMA Real Estate LP (30.0% owned by London Life Insurance Company; 0.1% owned by RA Real Estate Inc.)
100.0% - RMA Properties Ltd.
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd.
70.0% - KS Village (Millstream) Inc. (30.0% owned by London Life Insurance Company)
70.0% - 0726861 B.C. Ltd. (30.0% owned by London Life Insurance Company)
70.0% - Trop Beau Developments Limited (30.0% owned by London Life Insurance Company)
70.0% - Kelowna Central Park Properties Ltd. (30.0% owned by London Life Insurance Company)
70.0% - Kelowna Central Park Phase II Properties Ltd. (30.0% owned by London Life Insurance Company)
12.5% - Vaudreuil Shopping Centres Limited (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
70.0% - Saskatoon West Shopping Centres Limited (30.0% owned by London Life Insurance Company)
12.5% - 2331777 Ontario Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 2344701 Ontario Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 2356720 Ontario Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 0977221 B.C. Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 555 Robson Holding Ltd. ((75% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
100.0% - 7419521 Manitoba Ltd.
0.04% - 7420928 Manitoba Limited Partnership (24.99% owned each by The Great-West Life Assurance Company, London Life Insurance Company, The Canada Life Assurance Company and The Canada Life Insurance Company of Canada)
100.0% - 7419539 Manitoba Ltd.
100.0% - London Insurance Group Inc.
100.0% - Trivest Insurance Network Limited
100.0% - London Life Insurance Company (Fed ID # 52-1548741 – NAIC # 83550, MI)
100.0% - 1542775 Alberta Ltd.
100.0% - 0813212 B.C. Ltd.
30.0% - Kings Cross Shopping Centre Ltd. (70% owned by The Great-West Life Assurance Company)
30.0% - 0726861 B.C. Ltd. (70% owned by The Great-West Life Assurance Company)
30.0% - TGS North American Real Estate Investment Trust (70% owned by The Great-West Life Assurance Company)
100.0% - TGS Trust
30.0% - RMA Realty Holdings Corporation Ltd. (70% owned by The Great-West Life Assurance Company)
100.0% - 1995709 Alberta Ltd.
100.0% - RMA (U.S.) Realty LLC (Delaware) (special shares held by 1995709 Alberta Ltd.)
100.0% - RMA American Realty Corp.
1.0% - RMA American Realty Limited Partnership ((99% owned by RMA (U.S.) Realty LLC (Delaware))
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)

30.0% - RMA Real Estate LP (69.9% owned by The Great-West Life Assurance Company; 0.1% owned by RA Real Estate Inc.)
100.0% - RMA Properties Ltd.
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd.
100.0% - 1319399 Ontario Inc.
24.99% - 7420928 Manitoba Limited Partnership (24.99% limited partner interest each held by The Great-West Life Assurance Company, The Canada Life Assurance Company and The Canada Life Insurance Company of Canada; 7419521 Manitoba Ltd. holds 0.04% interest)
50.0% - Laurier House Apartments Limited (50.0% owned by The Great-West Life Assurance Company)
50.0% - Marine Promenade Properties Inc. (50.0% owned by The Great-West Life Assurance Company)
30.0% - Kelowna Central Park Properties Ltd. (70.0% owned by The Great-West Life Assurance Company)
30.0% - Kelowna Central Park Phase II Properties Ltd. (70.0% owned by The Great-West Life Assurance Company)
30.0% - Trop Beau Developments Limited (70.0% owned by The Great-West Life Assurance Company)
53.0% - 2148902 Alberta Ltd. (26% owned by the Great-West Life & Annuity Insurance Company, 16% owned by the Canada Life Insurance Company of Canada and 5% owned by the Canada Life Assurance Company)
40.0% - 2157113 Alberta Ltd. (20% owned by the Great-West Life & Annuity Insurance Company, 30% owned by the Canada Life Insurance Company of Canada and 10% owned by the Canada Life Assurance Company)
100.0% - 4298098 Canada Inc.
100.0% - GWLC Holdings Inc.
100% - GLC Reinsurance Corporation
100.0% - 389288 B.C. Ltd.
100.0% - Quadrus Investment Services Ltd.
35.0% - The Walmer Road Limited Partnership (65.0% owned by The Great-West Life Assurance Company)
88.0% - Neighborhood Dental Services Ltd.
100.0% - Quadrus Distribution Services Ltd.
100.0% - Toronto College Park Ltd.
25.0% - High Park Bayview Limited Partnership (75.0% owned by The Great-West Life Assurance Company)
30.0% - KS Village (Millstream) Inc. (70.0% owned by The Great-West Life Assurance Company)
100.0% - London Life Financial Corporation
73.57% - London Reinsurance Group, Inc. (26.43% owned by London Life Insurance Company)
100.0% - London Life and Casualty Reinsurance Corporation
100.0% - Trabaja Reinsurance Company Ltd.
100.0% - London Life and Casualty (Barbados) Corporation
100.0% - LRG (US), Inc.
100.0% - London Life International Reinsurance Corporation
100.0% - London Life Reinsurance Company (Fed ID # 23-2044256 – NAIC # 76694, PA)
75.0% - Vaudreuil Shopping Centres Limited (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
26.43% - London Reinsurance Group Inc. (73.57% owned by London Life Financial Corporation)
30.0% - Saskatoon West Shopping Centres Limited (70.0% owned by The Great-West Life Assurance Company)
75.0% - 2331777 Ontario Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
75.0% - 2344701 Ontario Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
75.0% - 2356720 Ontario Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
75.0% - 0977221 B.C. Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
100.0% - Financial Horizons Group Inc.
100.0% - Financial Horizons Incorporated
100.0% - 9099-1696 Quebec Inc.

100.0% - Continuum Financial Centres Inc.
100.0% - Excel Private Wealth Inc.
100.0% - Odyssey Financial Group Inc./Groupe Odyssee Inc.
100.0% - Henderson GP ULC
0.01% - Henderson Structured Settlements LP (99.9% held by Financial Horizons Incorporated)
99.9% - Henderson Structures Settlements LP (0.01% held by Henderson GP ULC)
100.0% - Canada Life Financial Corporation
100.0% - The Canada Life Assurance Company (Fed ID # 38-0397420, NAIC # 80659, MI)
24.99% - 7420928 Manitoba Limited Partnership (24.99% limited partner interest held by The Great-West Life Assurance Company, London Life Insurance Company and the Canada Life Insurance Company of Canada; 7419521 Manitoba Ltd. holds 0.04% interest)
5.0% - 2148902 Alberta Ltd. (53% owned by London Life Insurance Company, 26% by The Great-West Life Assurance Company and 16% by The Canada Life Insurance Company of Canada)
10.0% - 2157113 Alberta Ltd. (40% owned by London Life Insurance Company, 20% by The Great-West Life Assurance Company and 30% by The Canada Life Insurance Company of Canada)
100.0% - Canada Life Capital Corporation, Inc.
100.0% - Canada Life International Holdings Limited
100.0% - Canada Life Annuity Reinsurance (Barbados) Corporation
100.0% - Canada Life Group Holdings Limited
100.0% - Canada Life International Services Limited
100.0% - Canada Life International Limited
100.0% - CLI Institutional Limited
100.0% - Canada Life Reinsurance International Ltd.
100.0% - Canada Life Reinsurance Ltd.
100.0% - The Canada Life Group (U.K.) Limited
80.0% - Canada Life International Assurance (Ireland) Designated Activity Company (20.0% owned by CL Abbey Limited)
100.0% - Canada Life Irish Holding Company Limited
100.0% - Canada Life Group Services Limited
100.0% - Canada Life Europe Investment Limited
100.0% - Canada Life Europe Management Services Limited
21.33% - Canada Life Assurance Europe Limited (78.67% owned by Canada Life Europe Investment Limited)
78.67% - Canada Life Assurance Europe Limited (21.33% owned by Canada Life Europe Management Services Limited)
100.0% - London Life and General Reinsurance dac
100.0% - Canada Life Dublin dac
100.0% -CL Abbey Limited
20.0% - Canada Life International Assurance (Ireland) Designated Activity Company (80.0% owned by The Canada Life Group (U.K.) Limited)
100.0% - Irish Life Investment Managers Limited
100.0% - Summit Asset Managers Limited
7.0% - Irish Association of Investment Managers CLG
100.0% - Setanta Asset Management Limited
100.0% - Canada Life Pension Managers & Trustees Limited
100.0% - Canada Life Asset Management Limited
100.0% - Canada Life European Real Estate Limited
100.0% - Hotel Operations (Walsall) Limited
100.0% - Hotel Operations (Cardiff) Limited
100.0% - Canada Life Trustee Services (U.K.) Limited

100.0% - CLFIS (U.K.) Limited
100.0% - MGM Advantage Holdings Limited
100.0% - Stonehaven UK Limited
100.0% - MGM Advantage Services Limited
100.0% - MGM Advantage Life Limited
100.0% - MGM Advantage Life Trustee Limited
100.0% - Canada Life Limited
26.0% - ETC Hobley Drive Management Company Limited
100.0% - Synergy Sunrise (Wellington Row) Limited
76.0% - Radial Park Management Limited
100.0% - Canada Life (U.K.) Limited
100.0% - Albany Life Assurance Company Limited
100.0% - Canada Life Management (U.K.) Limited
100.0% - Canada Life Services (U.K.) Limited
100.0% - Canada Life Fund Managers (U.K.) Limited
100.0% - Canada Life Group Services (U.K.) Limited
100.0% - Canada Life Holdings (U.K.) Limited
100.0% - Canada Life Irish Operations Limited
100.0% - Canada Life Ireland Holdings Limited.
100.0% - Irish Life Group Limited
100.0% - Irish Life Health dac
100.0% - Irish Progressive Services International Ltd
100.0% - Irish Life Group Services Limited
100.0% - Irish Life Financial Services Ltd.
100.0% - Glohealth Financial Services Limited
49.0% - Affinity First Limited (51.0% interest unknown)
100.0% - Vestone Ltd.
100.0% - Cornmarket Group Financial Services Limited
100.0% - Cornmarket Insurance Services Limited
25.0% EIS Financial Services Limited (75.0% interest unknown)
100.0% - Cornmarket Retail Trading Ltd.
100.0% - Penpro Limited
100.0% - Irish Life Associate Holdings Unlimited Company
100.0% - Irish Life Irish Holdings Unlimited Company
75.0% - 1939 ILIV Consulting Limited
100.0% - Invesco Limited
100.0% - Invesco Trustee DAC
100.0% - ILP Pension Trustees DAC
100.0% - Irish Life Assurance plc.
100.0% - Ilona Financial Group, Inc.
100.0% - Irish Life Trustee Services Limited
100.0% - Office Park De Mont-St-Guibert A S.A.
100.0% - Office Park De Mont-St-Guibert B S.A.
100.0% - Office Park De Mont-St-Guibert C S.A.
100.0% - Stephen Court Limited
100.0% - Tredwell Associates Limited
100.0% - (2,3&4) Basement Company Limited

66.66% - City Gate Park Administration Limited
51.0% - SJRQ Riverside IV Management Company Ltd.
50.0% - Hollins Clough Management Company Ltd.
50.0% - Dakline Company Ltd.
20.0% - Choralli Limited
14.0% - Baggot Court Management Limited
5.5% - Padamul Ltd.
18.2143% - Tour Esplanade (Paris) LP
100.0% - 4073649 Canada, Inc.
100.0% - CL Luxembourg Capital Management S.á.r.l.
100.0% - Canada Life France (U.K.) Limited
100.0% - 8478163 Canada Limited
100.0% - Canada Life Capital Bermuda Limited
100.0% - 9983813 Canada Inc.
100.0% - Canada Life Capital Bermuda III Limited
100.0% - Canada Life Capital Bermuda II Limited
22.0% - Great-West Investors Holdco Inc. (23% owned by GWL THL I Private Equity I Inc., 55% owned by The Great-West Life Assurance Company)
100.0% - CL 22 Chapel GP Inc.
0.001% - CL 22 Chapel LP (99.99% owned by The Canada Life Assurance Company)
99.99% - CL 22 Chapel GP (0.001%owned by CL 22 Chapel GP Inc.)
100.0% - The Canada Life Insurance Company of Canada
24.99% - 7420928 Manitoba limited Partnership (24.99% limited partner interest held by The Great-West Life Assurance Company, London Life Insurance Company and The Canada Life Assurance Company; 7419521 Manitoba Ltd. holds 0.04% interest)
100.0% - 6855572 Manitoba Ltd.
94.4% - MAM Holdings Inc. (5.6% owned by The Great-West Life Assurance Company)
100.0% - Mountain Asset Management LLC
12.5% - 2331777 Ontario Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 2344701 Ontario Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - Vaudreuil Shopping Centres Limited (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 2356720 Ontario Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 0977221 B.C. Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 555 Robson Holding Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
58.8% - GWL THL Private Equity I Inc. (11.8% The Canada Life Assurance Company, 29.4% The Great-West Life Assurance Company)
100.0% - GWL THL Private Equity II Inc.
16.0% - 2148902 Alberta Ltd. (53% owned by London Life Insurance Company, 26% by The Great-West Life Assurance Company and 5% by The Canada Life Assurance Company)
30.0% - 2157113 Alberta Ltd (40% owned by London Life Insurance Company, 20% by The Great-West Life Assurance Company and 10% by The Canada Life Assurance Company)
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100.0% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests

100.0% - CL Capital Management (Canada), Inc.
100.0% - 587443 Ontario Inc.
100.0% - Canada Life Mortgage Services Ltd.
11.8% - GWL THL Private Equity I Inc. (29.4% owned by The Great-West Life Assurance Company, 58.8% owned by The Canada Life Insurance Company of Canada)
100.0% - GWL THL Private Equity II Inc.
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
100.0% - Canada Life Capital Trust
100.0% - Great-West US RE Holdings, Inc.
100.0% - CL Burlingame, LLC
10.0% - PGEW Burlingame, LLC
100.0% - EW PG – Airport Owner, LLC
D.	IGM Financial Inc. Group of Companies (Canadian mutual funds)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.515% - Power Financial Corporation
61.412% - IGM Financial Inc. (direct and indirect 65.246%)
100.0% - Investors Group Inc.
100.0% - Investors Group Financial Services Inc.
100.0% - I.G. International Management Limited
100.0% - I.G. Investment Management (Hong Kong) Limited
100.0% - Investors Group Trust Co. Ltd.
100.0% - I.G. Insurance Services Inc.
100.0% - Investors Syndicate Limited
100.0% - Investors Group Securities Inc.
100.0% - 6460675 Manitoba Ltd.
100.0% - I.G. Investment Management, Ltd.
100.0% - Investors Group Corporate Class Inc.
100.0% - Investors Syndicate Property Corp.
100.0% - 0992480 B.C. Ltd.
100.0% - 1081605 B.C. Ltd.
100.0% - I.G. Investment Corp.
100.0% - 10206903 Canada Inc.
100.0% - Mackenzie Inc.
100.0% - Mackenzie Financial Corporation
100.0% - Mackenzie Investments Charitable Foundation
14.28% - Strategic Charitable Giving Foundation
100.0% - Mackenzie Cundill Investment Management (Bermuda) Ltd.

100.0% - Mackenzie Financial Capital Corporation
100.0% - Multi-Class Investment Corp.
100.0% - MMLP GP Inc.
100.0% - Mackenzie Investments Corporation
100.0% - Mackenzie U.S. Fund Management Inc.
100.0% - MGELS Fund Management (Canada) Ltd.
13.9% - China Asset Management Co., Ltd.
100.0% - MGELS Fund Management (Cayman) Ltd.
100.0% - MGELS Investments Limited
100.0% - MEMLS Fund Management (Cayman) Ltd.
100.0% - Mackenzie EM Funds Management (Cayman) Ltd.
100.0% - Investment Planning Counsel Inc.
100.0% - IPC Investment Corporation
100.0% - IPC Estate Services Inc.
100.0% - IPC Securities Corporation
100.0% - Counsel Portfolio Services Inc.
100.0% - Counsel Portfolio Corporation
18.5% - Portag3 Ventures LP
26.79% - Springboard LP
53.0% - Springboard LP
83.2% - WealthSimple Financial Corp.
29.3% - Springboard II LP
19.8% - Personal Capital Corporation
33.3% - Portag3 Ventures II Affiliates LP
46.96% - Portag3 ventures II LP
E.	Pargesa Holding SA Group of Companies (European investments)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.515% - Power Financial Corporation
100.0% - Power Financial Europe B.V.
50.0% - Parjointco N.V.
75.4% - Pargesa Holding SA (55.5% capital)
100.0% - Pargesa Netherlands B.V.
100.0% - SFPG
50.83% (taking into account the treasury shares - Groupe Bruxelles Lambert (50.0% in capital)
Capital
11.8% - Pernod Ricard (7.5% in capital)
17.6% - Umicore
19.8% - Ontex
0.4% - LTI One SA
96.5% - FINPAR II SA
0.1% - Groupe Bruxelles Lambert
0.1% - Ontex
90.2% - FINPAR III SA
0.1% - Groupe Bruxelles Lamber

0.1% - GEA
1.2% - Sagerpar SA
100.0% - Belgian Securities BV
Capital
67.5% - Imerys (53.8% in capital)
100.0% - Brussels Securities SA
Capital
99.6% - LTI One SA
0.1% - Groupe Bruxelles Lambert
100.0% - LTI Two SA
0.1% - Groupe Bruxelles Lambert
0.1% - Umicore
100.0% - URDAC SA
0.1% - Groupe Bruxelles Lambert
100.0% - FINPAR SA
0.1% - Groupe Bruxelles Lambert
98.8% - Sagerpar SA
1.0% - Groupe Bruxelles Lambert
10.0% - GBL Participations SA
10.0% - Brussels Advisors SA
100.0% - GBL O
90.0% - GBL Participations SA
90.0% - Brussels Advisors SA
100.0% - GBL Advisors Limited
5.4% - FINPAR III SA
100.0% - GBL Development Limited
100.0% - GBL Verwaltung SA.
Capital
100.0% - GBL Investments Limited
100.0% - GBL R S.á.r.l.
100.0% - GBL Energy S.á.r.l.
Capital
1.24% - Total (0.6% in capital)
100.0% - Serena S.á.r.l.
Capital
16.6% - SGS
100.0% - Eliott Capital S.á.r.l.
Capital
9.4% - LafargeHolcim
100.0% - Sienna Capital S.á.r.l
Capital
10.8% - Sagard FCPR
0.3% - Sagard II A FPCI
75.0% - Sagard II B FPCI
26.9% - Sagard 3 Millésime 1 FPCI
29.6% - Kartesia Credit Opportunities III SCA, SICAV-SIF
17.2% - Kartesia Credit Opportunities IV SCS

22.2% - Kartesia Management SA
50.0% - Ergon Capital Partners SA
42.4% - Ergon Capital Partners II SA
89.9% - Ergon Capital Partners III SA
15.1% - Mérieux Participations SAS
37.7% - Mérieux Participations 2 SAS
78.4% - PrimeStone Capital Fund ICAV
1.7% - PrimeStone Capital Special Limited Partner SCSp
9.8% - BDT Capital Partners Fund II (INT),L.P.
48.6% - Backed 1 LP
9.6% - Backed 1 Founder LP
100.0% - Sienna Capital International Ltd.
34.9% - KKR Sigma Co-Invest II L.P.
100.0% - GBL Finance S.á.r.l
100.0% - Miles Capital S.á.r.l
Capital
21.2% - Parques Reunidos
100.0% - Oliver Capital S.á.r.l
Capital
8.4% - GEA
100.0% - Theo Capital S.á.r.l
Capital
7.8% - adidas
100.0% - Owen Capital S.á.r.l
3.5% - FINPAR II SA
4.4% - FINPAR III SA
F.	Power Corporation (International) Limited Group of Companies (Asian investments)

Power Corporation of Canada
100.0% - Power Corporation (International) Limited
99.9% - Power Pacific Corporation Limited
0.1% - Power Pacific Equities Limited
99.9% - Power Pacific Equities Limited
100.0% - Power Communications Inc.
0.1% - Power Pacific Corporation Limited
13.9% - China Asset Management Limited
100.0% - Power Pacific Investment Management Inc.
100.0% - Sagard China Absolute Return A Share Fund (Canada) GP Inc.
100.0% - GP interest in Sagard China Absolute Return A Share Fund (Canada) LP
100.0% - Power Pacific Investment Management (Ireland) Limited
G.	Other PCC Companies

Power Corporation of Canada
100.0% - 152245 Canada Inc.
100.0% - 3540529 Canada Inc.

100.0% - Square Victoria Real Estate Inc./ Square Victoria Immobilier Inc.
100.0% - SVRE Management Inc.
70.0% - 7 Saint-Jacques GP Inc.
0.01% 7 Saint-Jacques Limited Partnership
49.99% - 7 Saint-Jacques Limited Partnership
100.0% - 3121011 Canada Inc.
100.0% - 171263 Canada Inc.
100.0% - Victoria Square Ventures Inc.
14.88% - Bellus Health Inc.
25.0% (voting) - 9314-0093 Québec Inc. (formerly Club de Hockey Les Remparts de Québec Inc.)
100.0% - Power Energy Corporation
100.0% - Potentia Renewables Inc.
64.0% - Potentia MN Solar Fund I, LLC
75.0% - Paintearth Wind Project LP
75.0% - Stirling Wind Project LP
75.0% - Wheatland Wind Project LP
100.0% - Emerald Solar Energy, SRL
100.0% - Jenner Wind Limited Partnership
100.0% - Power Renewable Energy Corporation
100.0% - Sequoia Energy Inc.
100.0% - Sequoia Energy US Inc.
100.0% - Potentia Solar Holdings II Limited Partnership
100.0% - Potentia Solar Holdings Limited Partnership
100.0% - Schooltop Solar LP
85.0% - Reliant First Nations LP
100.0% - PSI Solar Finance 1 LP
100.0% MOM Solar LP
100.0% - Potentia Solar 5 LP
100.0% - Potentia Solar 6 LP
100.0% - Potentia Solar 7 LP
100.0% - Potentia Solar 9 LP
100.0% - Potentia Solar 14 LP
100.0% - Power Energy Eagle Creek Inc.
60.0% - Power Energy Eagle Creek LLP
54.8% - Eagle Creek Renewable Energy, LLC
60.51% - Lumenpulse Group Inc.
100.0% - Lumenpulse Finance Corp.
100.0% - Lumenpulse Lighting Corp.
80.0% - Sternberg Lanterns, Inc.
100.0% - Fluxwerx Illumination Inc.
100.0% - Exenia s.r.l.
100.0% - Lumenpulse UK Limited
100.0% - Lumenpulse Alphaled Limited
43.8% - The Lion Electric Company
100.0% - Power Communications Inc.
100.0% - Brazeau River Resources Investments Inc.
100.0% - PCC Industrial (1993) Corporation

100.0% - Power Corporation International
100.0% - 9808655 Canada Inc.
100.0% - 9958363 Canada Inc.
100.0% - Sagard Holdings Participation US LP
25.0% - Sagard Holdings ULC
100.0% - Sagard Holdings Participation Inc.
100.0% - Sagard Credit Partners GP, Inc.
100.0% - Sagard Credit Partners, LP
100.0% - Sagard Holdings Manager GP Inc.
100.0% - Sagard Holdings Manager LP
100.0% - Sagard Credit Partners (Cayman) GP, Inc.
100.0% - Sagard Credit Partners (Cayman), LP
100.0% - Portag3 ventures II GP Inc.
100.0% - Portage3 Ventures II LP
75.0% - Sagard Holdings ULC
4.0% - 1069759 B.C. Unlimited Liability Company
17.96% - Sagard Credit Partners, LP
100.0% - Sagard Credit Partners Carried Interest GP Inc.
100.0% - Sagard Credit Partners Carried Interest LP
100.0% - Sagard Capital Partners GP, Inc.
100.0% - Sagard Capital Partners, L.P.
22.0% - GP Strategies Corp.
11.9% - Jaguar Health Inc.
96.0% - 1069759 B.C. Unlimited Liability Company
91.6% - Integrated Fertility Holding, LLC.
50.0% - Peak Achievement Athletics Inc. (42.58% equity)
100.0% - 10094439 Canada Inc.
100.0% - 10094455 Canada Inc.
100.0% - Limited Partnership Interests in Peak Management Participation LP
100.0% - 1167410 B.C. Unlimited Liability Company
100.0% - General Partnership Interests in Peak Management Participation LP
100.0% - Limited Partnership Interests in Peak Holdings LP
100.0% - 1167387 B.C. Unlimited Liability Company
100.0% - General Partnership Interests in Peak Holdings LP
100.0% - Bauer Hockey Ltd.
100.0% - Bauer Innovations Canada Ltd.
100.0% - Bauer Hockey AB
100.0% - Bauer Hockey GmbH
100.0% - Performance Sports Group Hong Kong Ltd.
100.0% - Jacmal BV
100.0% - Bauer CR spol s.r.o.
100.0% - BCE Acquisitions US, Inc.
100.0% - Bauer Innovations US, LLC
100.0% - Easton Diamond Sports, LLC
100.0% - Bauer Hockey LLC
100.0% - Cascade Maverik Lacrosse, LLC
100.0% - Bauer Hockey Retail, LLC

100.0% - Power Corporation of Canada Inc.
100.0% - 4190297 Canada Inc.
100.0% - Sagard Capital Partners Management Corp.
100.0% - Sagard S.A.S.
100.0% - Marquette Communications (1997) Corporation
100.0% - 4507037 Canada Inc.
100.0% - 4524781 Canada Inc.
100.0% - 4524799 Canada Inc.
100.0% - 4524802 Canada Inc.
100.0% - Squart Victoria Communications Group Inc.
100.0% - Gesca Ltee
100.0% Gestion Gesca Inc.
100.0% - 10206911 Canada Inc.
100.0% - Gesca Numerigue Inc.
100.0% - 10206938 Canada Inc.
100.0% - 9214470 Canada Inc.
100.0% - 10322105 Canada Inc.
100.0% - Square Victoria Digital Properties Inc.
100.0% Les Editions Plus Ltee
100.0% - 10206920 Canada Inc.
50.0% - 1004096 Canada Inc. (“workopolis”)
100.0% - 10322091 Canada Inc.
H.	Other PFC Companies

Power Financial Corporation
100.0% - 4400003 Canada Inc.
100.0% - 3411893 Canada Inc.
100.0% - 3439453 Canada Inc.
100.0% - Power Financial Capital Corporation
100.0% - 7973594 Canada Inc.
100.0% - 7973683 Canada Inc.
100.0% - 7974019 Canada Inc.
19.65% - Springboard L.P.
83.2% - WealthSimple Financial Corp. (81.7% equity)
100.0% - Wealthsimple Inc.
100.0% - Canadian ShareOwner Investments Inc.
100.0% - CSA Computing Inc.
100.0% - Wealthsimple US, Inc.
100.0% - Wealthsimple Technologies, Inc.
100.0% - ShareOwner Mutual Fund Dealer Inc.
99.96% - Wealthsimple Europe S.a.r.l
100.0% - Wealthsimple UK Ltd.
100.0% - Wealthsimple Germany GmbH
100.0% - Wealthsimple Technologies Europe Ltd.
29.3% - Springboard II LP
63.4% - Koho Financial Inc.

100.0% - PFC Ventures Inc.
100.0% - Portag3 Ventures GP Inc.
100.0% - 9194649 Canada Inc.
100.0% - Portag3 Ventures Participation ULC
62.9% - Portag3 Ventures L.P.
100.0% - Portag3 International Investments Inc.
26.79% - Springboard L.P.
20.0% - 11066498 Canada Inc.
20.0% - 11066510 Canada Inc.
9.41% - Collage Inc.
4.44% - dfuse Platform Inc. (EOS Canada Inc.)
4.41% - Nesto Inc.
4.22% - Breathe Life Inc.
2.59% - Dialogue Technologies Inc.
12.02% - Springboard II LP
53.46% - Springboard III, LP
68.06% - Diagram Ventures, LP
80.0% - 11066498 Canada Inc.
80.0% - 11066510 Canada Inc.
40.78% - Collage Inc.
22.97% - Nesto Inc.
24.40% - Dialogue Technologies Inc.
26.66% - dfuse Platform Inc. (EOS Canada Inc.)
21.60% - Breathe Life Inc.
33.33% - Portag3 Ventures II Affiliates L.P.
46.96% - Portag3 ventures II L.P.
100.00% - Portag3 Ventures II International Investments Inc.
46.54% - Springboard III, LP.
6.57% - Dialogue Technologies Inc.
50.0% - Diagram Ventures GP Inc. (9629262 Canada Inc.)

Item 27. Number of Contract Owners
As of March 29,, 2019, there were 2,044 Contract Owners; 1,557 were Non-Qualified Contracts and 487 were Qualified Contracts.
Item 28. Indemnification
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Provisions exist under the Colorado Business Corporation Act and the Bylaws of Great-West whereby Great-West may indemnify a director, officer or controlling person of Great-West against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:
Colorado Business Corporation Act
Article 109 – INDEMNIFICATION
Section 7-109-101. Definitions.
As used in this article:
(1)	“Corporation” includes any domestic or foreign entity that is a predecessor of a corporation by reason of a merger or other transaction in which the predecessor’s existence ceased upon consummation of the transaction.
(2)	“Director” means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation’s request as a director, an officer, an agent, an associate, an employee, a fiduciary, a manager, a member, a partner, a promoter, or a trustee of, or to hold any similar position with, another domestic or foreign entity or of an employee benefit plan. A director is considered to be serving an employee benefit plan at the corporation’s request if the director’s duties to the corporation also impose duties on, or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan. “Director” includes, unless the context requires otherwise, the estate or personal representative of a deceased director.
(3)	“Expenses” includes counsel fees.
(4)	“Liability” means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.
(5)	“Official capacity” means, when used with respect to a director, the office of director in a corporation and, when used with respect to a person other than a director as contemplated in section 7-109-107, the office in a corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation. “Official capacity” does not include service for any other domestic or foreign corporation or other person or employee benefit plan.
(6)	“Party” includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.
(7)	“Proceeding” means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative and whether formal or informal.

Section 7-109-102. Authority to indemnify directors.
(1)	Except as provided in subsection (4) of this section, a corporation may indemnify a person made a party to a proceeding because the person is or was a director against liability incurred in the proceeding if:
	(a)	The person’s conduct was in good faith; and
	(b)	The person reasonably believed:
		(I)	In the case of conduct in an official capacity with the corporation, that such conduct was in the corporation’s best interests; and
		(II)	In all other cases, that such conduct was at least not opposed to the corporation’s best interests; and
	(c)	In the case of any criminal proceeding, the person had no reasonable cause to believe the person’s conduct was unlawful.
(2)	A director’s conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirement of subparagraph (II) of paragraph (b) of subsection (1) of this section. A director’s conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of paragraph (a) of subsection (1) of this section.
(3)	The termination of a proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent is not, of itself, determinative that the director did not meet the standard of conduct described in this section.
(4)	A corporation may not indemnify a director under this section:
	(a)	In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation; or
	(b)	In connection with any other proceeding charging that the director derived an improper personal benefit, whether or not involving action in an official capacity, in which proceeding the director was adjudged liable on the basis that the director derived an improper personal benefit.
(5)	Indemnification permitted under this section in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.
Section 7-109-103. Mandatory Indemnification of Directors.
Unless limited by its articles of incorporation, a corporation shall indemnify a person who was wholly successful, on the merits or otherwise, in the defense of any proceeding to which the person was a party because the person is or was a director, against reasonable expenses incurred by the person in connection with the proceeding.
Section 7-109-104. Advance of Expenses to Directors.
(1)	A corporation may pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding in advance of final disposition of the proceeding if:
	(a)	The director furnishes to the corporation a written affirmation of the director’s good-faith belief that the director has met the standard of conduct described in section 7-109-102;
	(b)	The director furnishes to the corporation a written undertaking, executed personally or on the director’s behalf, to repay the advance if it is ultimately determined that the director did not meet the standard of conduct; and
	(c)	A determination is made that the facts then known to those making the determination would not preclude indemnification under this article.

(2)	The undertaking required by paragraph (b) of subsection (1) of this section shall be an unlimited general obligation of the director but need not be secured and may be accepted without reference to financial ability to make repayment.
(3)	Determinations and authorizations of payments under this section shall be made in the manner specified in section 7-109-106.
Section 7-109-105. Court-Ordered Indemnification of Directors.
(1)	Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification to the court conducting the proceeding or to another court of competent jurisdiction. On receipt of an application, the court, after giving any notice the court considers necessary, may order indemnification in the following manner:
	(a)	If it determines that the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director’s reasonable expenses incurred to obtain court-ordered indemnification.
	(b)	If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102(1) or was adjudged liable in the circumstances described in section 7-109-102(4), the court may order such indemnification as the court deems proper; except that the indemnification with respect to any proceeding in which liability shall have been adjudged in the circumstances described in section 7-109-102(4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.
Section 7-109-106. Determination and Authorization of Indemnification of Directors.
(1)	A corporation may not indemnify a director under section 7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because the director has met the standard of conduct set forth in section 7-109-102. A corporation shall not advance expenses to a director under section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by section 7-109-104(1)(a) and (1)(b) are received and the determination required by section 7-109-104(1)(c) has been made.
(2)	The determinations required by subsection (1) of this section shall be made:
	(a)	By the board of directors by a majority vote of those present at a meeting at which a quorum is present, and only those directors not parties to the proceeding shall be counted in satisfying the quorum; or
	(b)	If a quorum cannot be obtained, by a majority vote of a committee of the board of directors designated by the board of directors, which committee shall consist of two or more directors not parties to the proceeding; except that directors who are parties to the proceeding may participate in the designation of directors for the committee.
(3)	If a quorum cannot be obtained as contemplated in paragraph (a) of subsection (2) of this section, and a committee cannot be established under paragraph (b) of subsection (2) of this section, or, even if a quorum is obtained or a committee is designated, if a majority of the directors constituting such quorum or such committee so directs, the determination required to be made by subsection (1) of this section shall be made:
	(a)	By independent legal counsel selected by a vote of the board of directors or the committee in the manner specified in paragraph (a) or (b) of subsection (2) of this section or, if a quorum of the full board cannot be obtained and a committee cannot be established, by independent legal counsel selected by a majority vote of the full board of directors; or
	(b)	By the shareholders.

(4)	Authorization of indemnification and advance of expenses shall be made in the same manner as the determination that indemnification or advance of expenses is permissible; except that, if the determination that indemnification or advance of expenses is permissible is made by independent legal counsel, authorization of indemnification and advance of expenses shall be made by the body that selected such counsel.
Section 7-109-107. Indemnification of Officers, Employees, Fiduciaries, and Agents.
(1)	Unless otherwise provided in the articles of incorporation:
	(a)	An officer is entitled to mandatory indemnification under section 7-109-103, and is entitled to apply for court-ordered indemnification under section 7-109-105, in each case to the same extent as a director;
	(b)	A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent of the corporation to the same extent as to a director; and
	(c)	A corporation may also indemnify and advance expenses to an officer, employee, fiduciary, or agent who is not a director to a greater extent, if not inconsistent with public policy, and if provided for by its bylaws, general or specific action of its board of directors or shareholders, or contract.
Section 7-109-108. Insurance.
A corporation may purchase and maintain insurance on behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation, or who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, fiduciary, or agent of another domestic or foreign entity or of an employee benefit plan, against liability asserted against or incurred by the person in that capacity or arising from the person’s status as a director, officer, employee, fiduciary, or agent, whether or not the corporation would have power to indemnify the person against the same liability under section 7-109-102, 7-109-103, or 7-109-107. Any such insurance may be procured from any insurance company designated by the board of directors, whether such insurance company is formed under the law of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.
Section 7-109-109. Limitation of Indemnification of Directors.
(1)	A provision treating a corporation’s indemnification of, or advance of expenses to, directors that is contained in its articles of incorporation or bylaws, in a resolution of its shareholders or board of directors, or in a contract, except an insurance policy, or otherwise, is valid only to the extent the provision is not inconsistent with sections 7-109-101 to 7-109-108. If the articles of incorporation limit indemnification or advance of expenses, indemnification and advance of expenses are valid only to the extent not inconsistent with the articles of incorporation.
(2)	Sections 7-109-101 to 7-109-108 do not limit a corporation’s power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when the director has not been made a named defendant or respondent in the proceeding.
Section 7-109-110. Notice to Shareholders of Indemnification of Director.
If a corporation indemnifies or advances expenses to a director under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders’ meeting. If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.
Bylaws of Great-West
Article IV. Indemnification
SECTION 1. In this Article, the following terms shall have the following meanings:

(a)	“expenses” means reasonable expenses incurred in a proceeding, including expenses of investigation and preparation, expenses in connection with an appearance as a witness, and fees and disbursement of counsel, accountants or other experts;
(b)	“liability” means an obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty or fine;
(c)	“party” includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding;
(d)	“proceeding” means any threatened, pending or completed action, suit, or proceeding whether civil, criminal, administrative or investigative, and whether formal or informal.
SECTION 2. Subject to applicable law, if any person who is or was a director, officer or employee of the corporation is made a party to a proceeding because the person is or was a director, officer or employee of the corporation, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if, with respect to the matter(s) giving rise to the proceeding:
(a)	the person conducted himself or herself in good faith; and
(b)	the person reasonably believed that his or her conduct was in the corporation’s best interests; and
(c)	in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and
(d)	if the person is or was an employee of the corporation, the person acted in the ordinary course of the person’s employment with the corporation.
SECTION 3. Subject to applicable law, if any person who is or was serving as a director, officer, trustee or employee of another company or entity at the request of the corporation is made a party to a proceeding because the person is or was serving as a director, officer, trustee or employee of the other company or entity, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if:
(a)	the person is or was appointed to serve at the request of the corporation as a director, officer, trustee or employee of the other company or entity in accordance with Indemnification Procedures approved by the Board of Directors of the corporation; and
(b)	with respect to the matter(s) giving rise to the proceeding:
	(i)	the person conducted himself or herself in good faith; and
	(ii)	the person reasonably believed that his or her conduct was at least not opposed to the corporation’s best interests (in the case of a trustee of one of the corporation’s staff benefits plans, this means that the person’s conduct was for a purpose the person reasonably believed to be in the interests of the plan participants); and
	(iii)	in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and
	(iv)	if the person is or was an employee of the other company or entity, the person acted in the ordinary course of the person’s employment with the other company or entity.

Item 29. Principal Underwriter
(a)	GWFS Equities, Inc. (“GWFS”) is the distributor of securities of the Registrant. Including the Registrant, GWFS serves as distributor or principal underwriter for Great-West Funds, Inc., an open-end management investment company, Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company (“GWL&A”), Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company of New York (“GWL&A NY”), Variable Annuity-2 Series Account of GWL&A, Variable Annuity-2 Series Account of GWL&A NY, Variable Annuity-8 Series Account of GWL&A, Variable Annuity-8 Series Account of GWL&ANY, COLI VUL-2 Series Account of GWL&A, COLI VUL-2 Series Account of GWL&A NY, COLI VUL-4 Series Account of GWL&A, FutureFunds Series Account of GWL&A, Maxim Series Account of GWL&A, Prestige Variable Life Account of GWL&A, and Trillium Variable Annuity Account of GWL&A.
(b)	Directors and Officers of GWFS:

Name	Principal Business Address	Positions and Offices with Underwriter
C.E. Waddell	8515 East Orchard Road Greenwood Village, CO 80111	Chair, President, and Chief Executive Officer
S.E. Jenks	8515 East Orchard Road Greenwood Village, CO 80111	Director and Executive Vice President
R.H. Linton, Jr.	8515 East Orchard Road Greenwood Village, CO 80111	Director and Executive Vice President
R.K. Shaw	8515 East Orchard Road Greenwood Village, CO 80111	Executive Vice President
R.J. Laeyendecker	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
W.J. McDermott	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
D.A. Morrison	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
J.M. Smolen	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
S.M. Gile	8515 East Orchard Road Greenwood Village, CO 80111	Vice President
R.L. Logsdon	8515 East Orchard Road Greenwood Village, CO 80111	Vice President, Counsel, and Secretary
R.M. Mattie	8515 East Orchard Road Greenwood Village, CO 80111	FIN OP Principal, Principal Financial Officer, Principal Operations Officer, Vice President and Treasurer
K.I. Schindler	8515 East Orchard Road Greenwood Village, CO 80111	Chief Compliance Officer
M.J. Kavanagh	8515 East Orchard Road Greenwood Village, CO 80111	Associate Chief Compliance Officer
T.L. Luiz	8515 East Orchard Road Greenwood Village, CO 80111	Compliance Officer
B.R. Hudson	8515 East Orchard Road Greenwood Village, CO 80111	Senior Counsel and Assistant Secretary

(c)	Commissions and other compensation received by Principal Underwriter, directly or indirectly, from the Registrant during Registrant’s last fiscal year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
GWFS	-0-	-0-	-0-	-0-

Item 30. Location of Accounts and Records
All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through the Depositor, 8515 East Orchard Road, Greenwood Village, Colorado 80111.
Item 31. Management Services
Not Applicable.
Item 32. Undertakings and Representations
(a)	Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.
(b)	Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.
(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
(d)	Great-West Life & Annuity Insurance Company represents the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Great-West Life & Annuity Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Greenwood Village, and State of Colorado, on this 12th day of April, 2019.
VARIABLE ANNUITY-1 SERIES ACCOUNT (Registrant)
By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III President and Chief Executive Officer of Great-West Life & Annuity Insurance Company

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY (Depositor)
By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III President and Chief Executive Officer
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.
Signature	Title	Date
/s/ R. Jeffrey Orr	Chairman of the Board	April 12, 2019
R. Jeffrey Orr*
/s/ Edmund F. Murphy III	President and Chief Executive Officer	April 12, 2019
Edmund F. Murphy III
/s/ Andra S. Bolotin	Executive Vice President & Chief Financial Officer	April 12, 2019
Andra S. Bolotin
/s/ John L. Bernbach	Director	April 12, 2019
John L. Bernbach*
/s/ Robin Bienfait	Director	April 12, 2019
Robin Bienfait*
/s/ Marcel R. Coutu	Director	April 12, 2019
Marcel R. Coutu*
/s/ André R. Desmarais	Director	April 12, 2019
André R. Desmarais*
/s/ Paul G. Desmarais, Jr.	Director	April 12, 2019
Paul G. Desmarais, Jr.*
/s/ Gary A. Doer	Director	April 12, 2019
Gary A. Doer*
/s/ Gregory J. Fleming	Director	April 12, 2019
Gregory J. Fleming*
/s/ Claude Généreux	Director	April 12, 2019
Claude Généreux*

	Signature	Title	Date
	/s/ Alain Louvel	Director	April 12, 2019
Alain Louvel*
	/s/ Paula B. Madoff	Director	April 12, 2019
Paula B. Madoff*
	/s/ Paul A. Mahon	Director	April 12, 2019
Paul A. Mahon*
Director
Donald Raymond
Director
Robert L. Reynolds
	/s/ T. Timothy Ryan, Jr.	Director	April 12, 2019
T. Timothy Ryan, Jr.*
	/s/ Jerome J. Selitto	Director	April 12, 2019
Jerome J. Selitto*
	/s/ Gregory D. Tretiak	Director	April 12, 2019
Gregory D. Tretiak*
	/s/ Brian E. Walsh	Director	April 12, 2019
Brian E. Walsh*

*By:	/s/ Ryan L. Logsdon	*Attorney-in-fact pursuant to Power of Attorney	April 12, 2019
Ryan L. Logsdon